As filed with the Securities and Exchange Commission on September 8, 2008

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21895

Underlying Funds Trust
(Exact name of registrant as specified in charter)

600 Mamaroneck Avenue, Suite 400, Harrison, NY 10528
(Address of principal executive offices) (Zip code)

Mr. Lee Schultheis, 600 Mamaroneck Avenue, Suite 400, Harrison, NY 10528
(Name and address of agent for service)

1-877-LOW-BETA (569-2382)
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2008

Date of reporting period:  June 30, 2008

Item 1. Report to Stockholders.

Underlying Funds Trust
SEMI-ANNUAL REPORT

June 30, 2008

Underlying Funds Trust
Allocation of Portfolio Assets - June 30, 2008 (Unaudited)

The Arbitrage - 1 Portfolio (Convertible Bond)

The Arbitrage - 2 Portfolio (Fixed Income)

*Investments are a percentage of Total Net Assets.

Underlying Funds Trust
Allocation of Portfolio Assets - June 30, 2008 (Unaudited)

Deep Value Hedged Income - 1 Portfolio

Distressed Securities & Special Situations - 1 Portolio

*Investments are a percentage of Total Net Assets.

Underlying Funds Trust
Allocation of Portfolio Assets - June 30, 2008 (Unaudited)

Energy and Natural Resources - 1 Portfolio

Equity Options Overlay - 1 Portfolio

*Investments are a percentage of Total Net Assets.

Underlying Funds Trust
Allocation of Portfolio Assets - June 30, 2008 (Unaudited)

Global Hedged Income - 1 Portfolio

Long/Short Equity - Deep Discount Value - 1 Portfolio

*Investments are a percentage of Total Net Assets.

Underlying Funds Trust
Allocation of Portfolio Assets - June 30, 2008 (Unaudited)

Long/Short Equity - Earnings Revision - 1 Portfolio

Long/Short Equity - Global - 1 Portfolio

*Investments are a percentage of Total Net Assets.

Underlying Funds Trust
Allocation of Portfolio Assets - June 30, 2008 (Unaudited)

Long/Short Equity - Growth - 1 Portfolio

Long/Short Equity - Healthcare Biotech - 1 Portfolio

*Investments are a percentage of Total Net Assets.

Underlying Funds Trust
Allocation of Portfolio Assets - June 30, 2008 (Unaudited)

Long/Short Equity - International 1 Portfolio

Long/Short Equity - Momentum - 1 Portfolio

*Investments are a percentage of Total Net Assets.

Underlying Funds Trust
Allocation of Portfolio Assets - June 30, 2008 (Unaudited)

Long/Short Equity - REIT - 1 Portfolio

Merger Arbitrage - 1 Portfolio

*Investments are a percentage of Total Net Assets.

Underlying Funds Trust
Expense Example – June 30, 2008 (Unaudited)

The following expense example is presented for The Arbirtrage-1 Portfolio (Convertible Bond), The Arbitrage-2 Portfolio (Fixed Income), Deep Value Hedged Income-1 Portfolio, Distressed Securities & Special Situations-1 Portfolio, Energy & Natural Resources-1 Portfolio, Equity Options Overlay-1 Portfolio, Global Hedged Income-1 Portfolio, Long/Short Equity―Deep Discount Value-1 Portfolio, Long/Short Equity―Earnings Revision-1 Portfolio, Long/Short Equity―Global-1 Portfolio,  Long/Short Equity―Growth-1 Portfolio, Long/Short Equity―Healthcare/Biotech-1Portfolio, Long/Short Equity―International-1 Portfolio, Long/Short Equity―Momentum-1 Portfolio, Long/Short Equity―REIT-1 Portfolio, and Merger Arbitrage-1 Portfolio (the “Portfolio or Portfolios”), each a series of the Underlying Funds Trust.

As a shareholder of the Portfolios, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds.  The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (1/1/08 – 6/30/08).

Actual Expenses
The first line of the table below provides information about actual account values and actual expenses.  To the extent the Portfolios invest in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by funds in which the Portfolios invest in addition to the expenses of each Portfolio.  Actual expenses of the Portfolios are expected to vary among each Portfolio.  The example below includes, but is not limited to, investment advisory fees and operating services fees.  However, the example below does not include portfolio trading commissions and related expenses and other extraordinary expenses as determined under U.S. generally accepted accounting principles.   You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period'' to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on each Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

The Arbitrage-1 Portfolio (Convertible Bond)
	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	1/1/08	6/30/08	1/1/08–6/30/08+

Actual^	$1,000.00	$996.00	$13.05
Hypothetical
(5% return before
expenses)**	1,000.00	1,011.79	13.16

^ Excluding interest expense and dividends on short positions, your actual expenses would be $12.21.
** Excluding interest expense and dividends on short positions, your hypothetical expenses would be $12.31
+ Expenses are equal to the Portfolio's annualized expense ratio, including interest expense and dividends on short positions, of 2.63%, multiplied by the average account value over the period, multiplied by 182/366. If interest expense and dividends on short positions were excluded, the annualized expense ratio would have been 2.46%.

Underlying Funds Trust
Expense Example – June 30, 2008 (Unaudited) (continued)

The Arbitrage-2 Portfolio (Fixed Income)
	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	1/1/08	6/30/08	1/1/08–6/30/08+

Actual^	$1,000.00	$1,027.50	$12.05
Hypothetical
(5% return before
expenses)**	1,000.00	1,012.98	11.96

^ Excluding interest expense and dividends on short positions, your actual expenses would be $12.00.
** Excluding interest expense and dividends on short positions, your hypothetical expenses would be $11.91.
+ Expenses are equal to the Portfolio's annualized expense ratio, including interest expense and dividends on short positions, of 2.39%, multiplied by the average account value over the period, multiplied by 182/366. If interest expense and dividends on short positions were excluded, the annualized expense ratio would have been 2.38%.

Deep Value Hedged Income-1 Portfolio
	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	1/1/08	6/30/08	1/1/08–6/30/08+

Actual^	$1,000.00	$922.70	$13.53
Hypothetical
(5% return before
expenses)**	1,000.00	1,010.79	14.15

^ Excluding interest expense and dividends on short positions, your actual expenses would be $11.47.
** Excluding interest expense and dividends on short positions, your hypothetical expenses would be $12.01.
+ Expenses are equal to the Portfolio's annualized expense ratio, including interest expense and dividends on short positions, of 2.83%, multiplied by the average account value over the period, multiplied by 182/366. If interest expense and dividends on short positions were excluded, the annualized expense ratio would have been 2.40%.

Distressed Securities & Special Situations-1 Portfolio
	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	1/1/08	6/30/08	1/1/08–6/30/08+

Actual^	$1,000.00	$1,026.40	$13.60
Hypothetical
(5% return before
expenses)**	1,000.00	1,011.44	13.50

^ Excluding interest expense and dividends on short positions, your actual expenses would be $12.09.
** Excluding interest expense and dividends on short positions, your hypothetical expenses would be $12.01.
+ Expenses are equal to the Portfolio's annualized expense ratio, including interest expense and dividends on short positions, of 2.70%, multiplied by the average account value over the period, multiplied by 182/366. If interest expense and dividends on short positions were excluded, the annualized expense ratio would have been 2.40%.

Underlying Funds Trust
Expense Example – June 30, 2008 (Unaudited) (continued)

Energy & Natural Resources-1 Portfolio (1)
	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	1/2/08	6/30/08	1/2/08–6/30/08+

Actual^	$1,000.00	$944.00	$11.78
Hypothetical
(5% return before
expenses)**	1,000.00	1,012.68	12.26

[1] Commencement of operations for the Energy & Natural Resources-1 Portfolio was January 2, 2008.
^ Excluding interest expense and dividends on short positions, your actual expenses would be $11.63.
** Excluding interest expense and dividends on short positions, your hypothetical expenses would be $12.11.
+ Expenses are equal to the Portfolio's annualized expense ratio, including interest expense and dividends on short positions, of 2.45%, multiplied by the average account value over the period, multiplied by 181/366 for actual and 182/366 for hypothetical.
If interest expense and dividends on short positions were excluded, the annualized expense ratio would have been 2.42%.

Equity Options Overlay-1 Portfolio
	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	1/1/08	6/30/08	1/1/08–6/30/08+

Actual^……………	$1,000.00	$926.30	$11.78
Hypothetical
(5% return before
expenses)**…….	1,000.00	1,012.63	12.31

^ Excluding interest expense and dividends on short positions, your actual expenses would be $11.73.
** Excluding interest expense and dividends on short positions, your hypothetical expenses would be $12.26.
+ Expenses are equal to the Portfolio's annualized expense ratio, including interest expense and dividends on short positions, of 2.46%, multiplied by the average account value over the period, multiplied by 182/366. If interest expense and dividends on short positions were excluded, the annualized expense ratio would have been 2.45%.

Global Hedged Income-1 Portfolio
	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	1/1/08	6/30/08	1/1/08–6/30/08+

Actual^	$1,000.00	$1,002.00	$12.25
Hypothetical
(5% return before
expenses)**	1,000.00	1,012.63	12.31

^ Excluding interest expense and dividends on short positions, your actual expenses would be $12.25.
** Excluding interest expense and dividends on short positions, your hypothetical expenses would be $12.31.
+ Expenses are equal to the Portfolio's annualized expense ratio, including interest expense and dividends on short positions, of 2.46%, multiplied by the average account value over the period, multiplied by 182/366. If interest expense and dividends on short positions were excluded, the annualized expense ratio would have been 2.46%.

Underlying Funds Trust
Expense Example – June 30, 2008 (Unaudited) (continued)

Long/Short Equity―Deep Discount Value-1 Portfolio
	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	1/1/08	6/30/08	1/1/08–6/30/08+

Actual^	$1,000.00	$895.20	$12.82
Hypothetical
(5% return before
expenses)**	1,000.00	1,011.34	13.60

^ Excluding interest expense and dividends on short positions, your actual expenses would be $10.74.
** Excluding interest expense and dividends on short positions, your hypothetical expenses would be $11.41.
+ Expenses are equal to the Portfolio's annualized expense ratio, including interest expense and dividends on short positions, of 2.72%, multiplied by the average account value over the period, multiplied by 182/366. If interest expense and dividends on short positions were excluded, the annualized expense ratio would have been 2.28%.

Long/Short Equity―Earnings Revision-1 Portfolio
	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	1/1/08	6/30/08	1/1/08–6/30/08+

Actual^	$1,000.00	$1,069.10	$20.17
Hypothetical
(5% return before
expenses)**	1,000.00	1,005.37	19.55

^ Excluding interest expense and dividends on short positions, your actual expenses would be $13.12.
** Excluding interest expense and dividends on short positions, your hypothetical expenses would be $12.76.
+ Expenses are equal to the Portfolio's annualized expense ratio, including interest expense and dividends on short positions, of 3.92%, multiplied by the average account value over the period, multiplied by 182/366. If interest expense and dividends on short positions were excluded, the annualized expense ratio would have been 2.55%.

Long/Short Equity―Global-1 Portfolio
	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	1/1/08	6/30/08	1/1/08–6/30/08+

Actual^	$1,000.00	$744.90	$10.85
Hypothetical
(5% return before
expenses)**	1,000.00	1,012.43	12.51

^ Excluding interest expense and dividends on short positions, your actual expenses would be $10.85.
** Excluding interest expense and dividends on short positions, your hypothetical expenses would be $12.51.
+ Expenses are equal to the Portfolio's annualized expense ratio, including interest expense and dividends on short positions, of 2.50%, multiplied by the average account value over the period, multiplied by 182/366. If interest expense and dividends on short positions were excluded, the annualized expense ratio would have been 2.50%.

Underlying Funds Trust
Expense Example – June 30, 2008 (Unaudited) (continued)

Long/Short Equity―Growth-1 Portfolio
	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	1/1/08	6/30/08	1/1/08–6/30/08+

Actual^	$1,000.00	$917.60	$12.83
Hypothetical
(5% return before
expenses)**	1,000.00	1,011.49	13.45

^ Excluding interest expense and dividends on short positions, your actual expenses would be $11.44.
** Excluding interest expense and dividends on short positions, your hypothetical expenses would be $12.01.
+ Expenses are equal to the Portfolio's annualized expense ratio, including interest expense and dividends on short positions, of 2.69%, multiplied by the average account value over the period, multiplied by 182/366. If interest expense and dividends on short positions were excluded, the annualized expense ratio would have been 2.40%.

Long/Short Equity―Healthcare/Biotech-1 Portfolio
	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	1/1/08	6/30/08	1/1/08–6/30/08+

Actual^	$1,000.00	$974.30	$15.41
Hypothetical
(5% return before
expenses)**	1,000.00	1,009.25	15.69

^ Excluding interest expense and dividends on short positions, your actual expenses would be $11.83.
** Excluding interest expense and dividends on short positions, your hypothetical expenses would be $12.06.
+ Expenses are equal to the Portfolio's annualized expense ratio, including interest expense and dividends on short positions, of 3.14%, multiplied by the average account value over the period, multiplied by 182/366. If interest expense and dividends on short positions were excluded, the annualized expense ratio would have been 2.41%.

Long/Short Equity―International-1 Portfolio
	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	1/1/08	6/30/08	1/1/08–6/30/08+

Actual^	$1,000.00	$993.00	$31.91
Hypothetical
(5% return before
expenses)**	1,000.00	992.84	31.91

^ Excluding interest expense and dividends on short positions, your actual expenses would be $12.14.
** Excluding interest expense and dividends on short positions, your hypothetical expenses would be $12.26.
+ Expenses are equal to the Portfolio's annualized expense ratio, including interest expense and dividends on short positions, of 6.44%, multiplied by the average account value over the period, multiplied by 182/366. If interest expense and dividends on short positions were excluded, the annualized expense ratio would have been 2.45%.

Underlying Funds Trust
Expense Example – June 30, 2008 (Unaudited) (continued)

Long/Short Equity―Momentum-1 Portfolio
	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	1/1/08	6/30/08	1/1/08–6/30/08+

Actual^	$1,000.00	$1,044.60	$20.08
Hypothetical
(5% return before
expenses)**	1,000.00	1,005.22	19.69

^ Excluding interest expense and dividends on short positions, your actual expenses would be $12.45.
** Excluding interest expense and dividends on short positions, your hypothetical expenses would be $12.26.
+ Expenses are equal to the Portfolio's annualized expense ratio, including interest expense and dividends on short positions, of 3.95%, multiplied by the average account value over the period, multiplied by 182/366. If interest expense and dividends on short positions were excluded, the annualized expense ratio would have been 2.45%.

Long/Short Equity―REIT-1 Portfolio
	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	1/1/08	6/30/08	1/1/08–6/30/08+

Actual^……………	$1,000.00	$1,035.70	$30.06
Hypothetical
(5% return before
expenses)**…….	1,000.00	995.33	29.47

^ Excluding interest expense and dividends on short positions, your actual expenses would be $12.75
** Excluding interest expense and dividends on short positions, your hypothetical expenses would be $12.61.
+ Expenses are equal to the Portfolio's annualized expense ratio, including interest expense and dividends on short positions, of 5.94%, multiplied by the average account value over the period, multiplied by 182/366. If interest expense and dividends on short positions were excluded, the annualized expense ratio would have been 2.52%.

Merger Arbitrage-1 Portfolio
	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	1/1/08	6/30/08	1/1/08–6/30/08+

Actual^	$1,000.00	$959.70	$11.94
Hypothetical
(5% return before
expenses)**	1,000.00	1,012.68	12.26

^ Excluding interest expense and dividends on short positions, your actual expenses would be $11.94.
** Excluding interest expense and dividends on short positions, your hypothetical expenses would be $12.26.
+ Expenses are equal to the Portfolio's annualized expense ratio, including interest expense and dividends on short positions, of 2.45%, multiplied by the average account value over the period, multiplied by 182/366. If interest expense and dividends on short positions were excluded, the annualized expense ratio would have been 2.45%.

Underlying Funds Trust
The Arbitrage - 1 Portfolio (Convertible Bond)
Schedule of Investments
June 30, 2008 (Unaudited)

	Shares	Value

COMMON STOCKS - 0.80%
Diversified Finanical Services - 0.61%
KKR Financial Holdings LLC (g)	40,720	$427,560

Food Products - 0.19%
Archer-Daniels-Midland Co. (g)	3,000	131,520
TOTAL COMMON STOCKS (Cost $650,470)		$559,080

CONVERTIBLE PREFERRED STOCKS - 4.06%
Airlines - 0.26%
Continental Airlines Finance Trust II (a)(g)	12,500	183,594

Diversified Financial Services - 1.63%
Bank of America Corp. (g)	300	265,125
Citigroup, Inc. (g)	20,000	870,000
Total Diversified Financial Services		1,135,125

Oil, Gas & Consumable Fuels - 2.17%
Chesapeake Energy Corp. (g)	4,000	636,000
Edge Petroleum Corp. (g)	6,000	187,500
El Paso Corp. (a)(b)(g)	400	689,500
Total Oil, Gas & Consumable Fuels		1,513,000

TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $2,998,031)		$2,831,719

PREFERRED STOCKS - 1.54%
Food Products - 0.57%
Bunge Ltd. (a)(d)(g)	400	398,750

Oil, Gas & Consumable Fuels - 0.97%
Petroleo Brasileiro SA - ADR (g)	11,710	678,595
TOTAL PREFERRED STOCKS (Cost $943,617)		$1,077,345

	Principal
	Amount	Value
CONVERTIBLE BONDS - 88.09%
Aerospace & Defense - 3.72%
Alliant Techsystems, Inc.
2.750%, 09/15/2011 (g)	$650,000	$784,875
L-3 Communications Holdings, Inc.
3.000%, 08/01/2035 (b)(g)	750,000	829,687
3.000%, 08/01/2035 (g)	400,000	442,500
Triumph Group, Inc.
2.625%, 10/01/2026 (g)	500,000	541,250
Total Aerospace & Defense		2,598,312

Airlines - 0.91%
JetBlue Airways Corp.
3.750%, 03/15/2035 (g)	1,000,000	635,000

Underlying Funds Trust
The Arbitrage - 1 Portfolio (Convertible Bond)
Schedule of Investments
June 30, 2008 (Unaudited)

	Principal
	Amount	Value
Biotechnology - 3.27%
Amgen, Inc.
0.125%, 02/01/2011 (g)	$1,000,000	$907,500
Enzon Pharmaceuticals, Inc.
4.000%, 06/01/2013 (g)	400,000	357,000
Incyte Corp.
3.500%, 02/15/2011 (g)	500,000	465,000
Vertex Pharmaceuticals, Inc.
4.750%, 02/15/2013 (g)	350,000	551,250
Total Biotechnology		2,280,750

Capital Markets - 0.77%
BlackRock, Inc.
2.625%, 02/15/2035 (g)	300,000	535,500

Commercial Services & Supplies - 3.46%
CBIZ, Inc.
3.125%, 06/01/2026 (g)	350,000	347,375
School Specialty, Inc.
3.750%, 11/30/2026 (g)	550,000	472,312
Waste Connections, Inc.
3.750%, 04/01/2026 (g)	1,450,000	1,596,813
Total Commercial Services & Supplies		2,416,500

Communications Equipment - 3.28%
ADC Telecommunications, Inc.
3.508%, 06/15/2013 (f)(g)	325,000	280,719
Ciena Corp.
0.250%, 05/01/2013 (g)	1,000,000	826,250
McData Corp.
2.250%, 02/15/2010 (g)	1,000,000	956,250
Nortel Networks Corp.
1.750%, 04/15/2012 (b)(g)	300,000	224,625
Total Communications Equipment		2,287,844

Computers & Peripherals - 3.03%
EMC Corp.
1.750%, 12/01/2011 (g)	250,000	284,687
1.750%, 12/01/2011 (b)(g)	750,000	854,063
Hutchinson Technology, Inc.
3.250%, 01/15/2026 (g)	400,000	292,000
SanDisk Corp.
1.000%, 05/15/2013 (g)	1,000,000	686,250
Total Computers & Peripherals		2,117,000

Construction & Engineering - 1.72%
Quanta Services, Inc.
3.750%, 04/30/2026 (b)(g)	750,000	1,203,750

Underlying Funds Trust
The Arbitrage - 1 Portfolio (Convertible Bond)
Schedule of Investments
June 30, 2008 (Unaudited)

	Principal
	Amount	Value
Containers & Packaging - 0.68%
Sealed Air Corp.
3.000%, 06/30/2033 (b)(g)	$500,000	$478,125

Distributors - 0.54%
Central European Distribution Corp.
3.000%, 03/15/2013 (g)	300,000	381,000

Diversified Financial Services - 1.38%
Leucadia National Corp.
3.750%, 04/15/2014 (g)	450,000	966,375

Diversified Telecommunication Services - 1.02%
Global Crossing Ltd.
5.000%, 05/15/2011 (g)	400,000	398,000
Time Warner Telecom, Inc.
2.375%, 04/01/2026 (g)	300,000	317,625
Total Diversified Telecommunication Services		715,625

Electric Utilities - 0.42%
Unisource Energy Corp.
4.500%, 03/01/2035 (g)	300,000	290,625

Electrical Equipment - 1.43%
EnerSys
3.375%, 06/01/2038 (g)	300,000	331,125
JA Solar Holdings Co. Ltd.
4.500%, 05/15/2013 (g)	300,000	265,500
Suntech Power Holdings Co., Ltd.
3.000%, 03/15/2013 (b)(g)	350,000	399,875
Total Electrical Equipment		996,500

Electronic Equipment & Instruments - 4.89%
Anixter International, Inc.
1.000%, 02/15/2013 (g)	1,000,000	1,097,500
Itron, Inc.
2.500%, 08/01/2026 (g)	750,000	1,215,938
SYNNEX Corp.
4.000%, 05/15/2018 (b)(h)	300,000	310,875
Tech Data Corp.
2.750%, 12/15/2026 (h)	500,000	463,125
TTM Technologies , Inc.
3.250%, 05/15/2015 (d)(h)	300,000	322,050
Total Electronic Equipment & Instruments		3,409,488

Underlying Funds Trust
The Arbitrage - 1 Portfolio (Convertible Bond)
Schedule of Investments
June 30, 2008 (Unaudited)

	Principal
	Amount	Value
Energy Equipment & Services - 9.88%
Cameron International Corp.
2.500%, 06/15/2026 (h)	$250,000	$421,562
2.500%, 06/15/2026 (b)	750,000	1,264,688
Hanover Compressor Co.
4.750%, 01/15/2014	300,000	506,625
Helix Energy Solutions Group, Inc.
3.250%, 12/15/2025	400,000	586,000
Hercules Offshore, Inc.
3.375%, 06/01/2038	300,000	312,750
Hornbeck Offshore Services, Inc.
1.625%, 11/15/2026 (f)	1,000,000	1,318,400
SEACOR Holdings, Inc.
2.875%, 12/15/2024	400,000	516,500
SESI LLC
1.500%, 12/15/2026 (b)(f)	1,000,000	1,346,250
Transocean, Inc.
1.500%, 12/15/2037	200,000	227,500
Trico Marine Services, Inc.
3.000%, 01/15/2027	400,000	396,000
Total Energy Equipment & Services		6,896,275

Food Products - 1.44%
Archer-Daniels-Midland Co.
0.875%, 02/15/2014 (b)	1,000,000	1,006,250

Health Care Equipment & Supplies - 5.44%
American Medical Systems Holdings, Inc.
3.250%, 07/01/2036	650,000	633,750
Beckman Coulter, Inc.
2.500%, 12/15/2036	400,000	442,500
Conceptus, Inc.
2.250%, 02/15/2027	1,000,000	911,250
Greatbatch, Inc.
2.250%, 06/15/2013	200,000	152,750
Integra LifeSciences Holdings Corp.
2.750%, 06/01/2010 (b)	400,000	380,000
Kinetics Concepts, Inc.
3.250%, 04/15/2015 (b)	300,000	304,125
SonoSite, Inc.
3.750%, 07/15/2014	500,000	502,500
Wright Medical Group, Inc.
2.625%, 12/01/2014	450,000	473,625
Total Health Care Equipment & Supplies		3,800,500

Underlying Funds Trust
The Arbitrage - 1 Portfolio (Convertible Bond)
Schedule of Investments
June 30, 2008 (Unaudited)

	Principal
	Amount	Value
Health Care Providers & Services - 1.16%
Henry Schein, Inc.
3.000%, 08/15/2034	$550,000	$679,250
LifePoint Hospitals, Inc.
3.500%, 05/15/2014	150,000	127,687
Total Health Care Providers & Services		806,937

Health Care Technology - 0.71%
HLTH Corp.
1.750%, 06/15/2023	550,000	499,125

Hotels Restaurants & Leisure - 1.68%
Scientific Games Corp.
0.750%, 12/01/2024 (f)	1,000,000	1,172,500

Household Products - 1.37%
Church & Dwight Co., Inc.
5.250%, 08/15/2033	525,000	957,469

Insurance - 1.35%
American Equity Investment Life Holding Co.
5.250%, 12/06/2024	500,000	455,000
Conseco, Inc.
3.500%, 09/30/2035 (f)	600,000	486,000
Total Insurance		941,000

Internet Software & Services - 4.06%
Digital River, Inc.
1.250%, 01/01/2024	1,000,000	1,036,250
Equinix, Inc.
3.000%, 10/15/2014	1,000,000	1,072,500
SAVVIS, Inc.
3.000%, 05/15/2012	1,000,000	725,000
Total Internet Software & Services		2,833,750

IT Services - 0.41%
DST Systems, Inc.
3.625%, 08/15/2023	250,000	286,250

Life Sciences Tools & Services - 5.76%
Apogent Technologies, Inc.
1.526%, 12/15/2033 (f)	300,000	576,279
Charles River Laboratories International, Inc.
2.250%, 06/15/2013	450,000	639,000
2.250%, 06/15/2013 (b)	750,000	1,065,000
Kendle International, Inc.
3.375%, 07/15/2012	1,400,000	1,440,250
Millipore Corp.
3.750%, 06/01/2026	300,000	301,875
Total Life Sciences Tools & Services		4,022,404

Underlying Funds Trust
The Arbitrage - 1 Portfolio (Convertible Bond)
Schedule of Investments
June 30, 2008 (Unaudited)

	Principal
	Amount	Value
Machinery - 0.40%
Albany International Corp.
2.250%, 03/15/2026 (f)	$300,000	$277,875

Media - 2.86%
Central European Media Enterprises Ltd.
3.500%, 03/15/2013 (b)	250,000	272,187
Liberty Media Corp.
3.125%, 03/30/2023 (b)(f)	300,000	312,750
Lions Gate Entertainment Corp.
3.625%, 03/15/2025 (f)	550,000	541,750
Omnicom Group, Inc.
0.000%, 07/31/2032 (e)	500,000	502,500
Sinclair Broadcast Group, Inc.
3.000%, 05/15/2027	400,000	367,000
Total Media		1,996,187

Oil, Gas & Consumable Fuels - 1.99%
Chesapeake Energy Corp.
2.250%, 12/15/2038	200,000	229,750
Penn Virginia Corp.
4.500%, 11/15/2012	400,000	608,500
St. Mary Land & Exploration Co.
3.500%, 04/01/2027	400,000	548,000
Total Oil, Gas & Consumable Fuels		1,386,250

Pharmaceuticals - 1.42%
Endo Pharmaceuticals Holdings, Inc.
1.750%, 04/15/2015	300,000	297,000
Watson Pharmaceuticals, Inc.
1.750%, 03/15/2023 (f)	300,000	285,750
Wyeth
3.581%, 01/15/2024 (f)	400,000	408,480
Total Pharmaceuticals		991,230

Real Estate Investment Trusts - 2.41%
Boston Properties LP
2.875%, 02/15/2037	500,000	461,250
Host Hotels & Resorts, Inc.
2.625%, 04/15/2027 (b)	400,000	323,500
Rayonier TRS Holdings, Inc.
3.750%, 10/15/2012 (b)	400,000	402,000
Reckson Operating Partnership LP
4.000%, 06/15/2025	250,000	232,813
Vornado Realty Trust
2.850%, 04/01/2027	300,000	265,125
Total Real Estate Investment Trusts		1,684,688

Underlying Funds Trust
The Arbitrage - 1 Portfolio (Convertible Bond)
Schedule of Investments
June 30, 2008 (Unaudited)

	Principal
	Amount	Value
Real Estate Management & Development - 0.59%
Forest City Enterprises, Inc.
3.625%, 10/15/2011	$500,000	$412,550

Semiconductor & Semiconductor Equipment - 8.14%
Advanced Micro Devices, Inc.
6.000%, 05/01/2015	400,000	252,000
Diodes, Inc.
2.250%, 10/01/2026	1,000,000	977,500
Intel Corp.
2.950%, 12/15/2035	1,000,000	973,750
Linear Technology Corp.
3.000%, 05/01/2027	500,000	476,875
ON Semiconductor Corp.
2.625%, 12/15/2026 (b)	750,000	820,313
PMC-Sierra, Inc.
2.250%, 10/15/2025	750,000	855,937
Xilinx, Inc.
3.125%, 03/15/2037	400,000	378,000
3.125%, 03/15/2037 (b)	1,000,000	945,000
Total Semiconductor & Semiconductor Equipment		5,679,375

Software - 1.66%
Cadence Design Systems, Inc.
1.375%, 12/15/2011 (b)	1,000,000	858,750
Fair Isaac Corp.
1.500%, 08/15/2023	300,000	297,375
Total Software		1,156,125

Specialty Retail - 1.52%
Dick's Sporting Goods, Inc.
1.606%, 02/18/2024 (f)	400,000	295,000
Penske Auto Group, Inc.
3.500%, 04/01/2026	300,000	278,250
Sonic Automotive, Inc.
4.250%, 11/30/2015 (f)	550,000	486,062
Total Specialty Retail		1,059,312

Textiles, Apparel & Luxury Goods - 1.09%
Iconix Brand Group, Inc.
1.875%, 06/30/2012 (b)	1,000,000	760,000

Wireless Telecommunication Services - 2.23%
NII Holdings, Inc.
3.125%, 06/15/2012	450,000	379,125
SBA Communications Corp.
0.375%, 12/01/2010 (b)	1,000,000	1,175,000
Total Wireless Telecommunication Services		1,554,125

TOTAL CONVERTIBLE BONDS (Cost $61,220,559)		$61,492,571

Underlying Funds Trust
The Arbitrage - 1 Portfolio (Convertible Bond)
Schedule of Investments
June 30, 2008 (Unaudited)

	Contracts	Value
PURCHASED OPTIONS - 0.02%
Call Options - 0.02%
Intel Corp.
Expiration: January 2009, Exercise Price: $25.00	100	$10,500
TOTAL PURCHASED OPTIONS (Cost $25,256)		$10,500

Total Investments (Cost $65,837,933) - 94.51%		$65,971,215

	Principal
	Amount	Value
REPURCHASE AGREEMENTS - 5.03%
The Bear Stearns Companies, Inc.
1.850%, dated 6/30/2008, due 07/01/2008,
repurchase price $3,513,793 (c)(g)	$3,513,228	$3,513,228
TOTAL REPURCHASE AGREEMENTS (Cost $3,513,228)		$3,513,228

Other Assets in Excess of Liabilities - 0.46%		319,163
TOTAL NET ASSETS - 100.00%		$69,803,606

Footnotes

Percentages are stated as a percent of net assets.

(a) Non-income producing.
(b) Restricted security as defined in Rule 144(a) under the Securities Act of 1933. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers. At June 30, 2008, the market value of these securities total $16,226,313, which represents 23.25% of total net assets.
(c) Collateralized by U.S. Government or U.S. Government Agencies securities, U.S. Government Agency mortgage-backed securities, certificates of deposit or banker's acceptances.
(d) Fair-valued security. The market value of these securities total $720,800, which represents 1.03% of total net assets.
(e) Zero Coupon Bond.
(f) Variable Rate Security. The rate shown represents the rate at June 30, 2008.
(g) All or a portion of the shares have been committed as collateral for open short positions.
(h) All or a portion of the shares have been committed as collateral for written options.

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
The Arbitrage - 1 Portfolio (Convertible Bond)
Schedule of Securities Sold Short
June 30, 2008 (Unaudited)

	Shares	Value
COMMON STOCKS
Albany International Corp. - Class A	2,785	$80,765
Alliant Techsystems, Inc.	5,365	545,513
American Equity Investment Life Holding Co.	17,325	141,199
American Medical Systems Holdings, Inc.	21,100	315,445
Amgen, Inc.	1,750	82,530
Anixter International, Inc.	12,600	749,574
Archer-Daniels-Midland Co.	10,000	337,500
Bank of America Corp.	1,720	41,056
Beckman Coulter, Inc.	3,250	219,472
BlackRock, Inc.	2,665	471,705
Brocade Communications Systems, Inc.	15,000	123,600
Bunge Ltd.	2,450	263,841
Cadence Design Systems, Inc.	22,900	231,290
Cameron International Corp.	12,500	691,875
CBIZ, Inc.	21,730	172,754
Central European Distribution Corp.	3,510	260,266
Central European Media Enterprises Ltd.	1,920	173,818
Charles River Laboratories International, Inc.	19,680	1,257,946
Chesapeake Energy Corp.	6,740	444,570
Church & Dwight Co., Inc.	16,882	951,301
Ciena Corp.	8,000	185,360
Citigroup, Inc.	5,000	83,800
Conceptus, Inc.	10,000	184,900
Continental Airlines, Inc. - Class B	6,205	62,733
Dick's Sporting Goods, Inc.	8,845	156,910
Digital River, Inc.	4,800	185,184
Diodes, Inc.	8,450	233,558
DST Systems, Inc.	4,565	251,303
Edge Petroleum Corp.	13,175	71,013
El Paso Corp.	24,285	527,956
EMC Corp.	24,000	352,560
Endo Pharmaceuticals Holdings, Inc.	7,600	183,844
EnerSys	5,550	189,976
Enzon Pharmaceuticals, Inc.	24,665	175,615
Equinix, Inc.	8,200	731,604
Exterran Holdings, Inc.	4,575	327,067
Forest City Enterprises, Inc. - Class A	2,835	91,344
Global Crossing Ltd.	9,685	173,749
Greatbatch, Inc.	3,040	52,592
Helix Energy Solutions Group, Inc.	9,500	395,580
Henry Schein, Inc.	8,800	453,816
Hercules Offshore, Inc.	3,600	136,872
Hornbeck Offshore Services, Inc.	10,000	565,100
Hutchinson Technology, Inc.	5,120	68,813
Iconix Brand Group, Inc.	20,400	246,432
Incyte Corp.	11,020	83,862
Intel Corp.	12,000	257,760
Itron, Inc.	7,000	688,450

Underlying Funds Trust
The Arbitrage - 1 Portfolio (Convertible Bond)
Schedule of Securities Sold Short
June 30, 2008 (Unaudited)

	Shares	Value
JA Solar Holdings Co. Ltd. - ADR	6,820	$114,917
JetBlue Airways Corp.	7,000	26,110
Kendle International, Inc.	18,430	669,562
Kinetic Concepts, Inc.	4,375	174,606
L-3 Communications Holdings, Inc.	5,400	490,698
Leucadia National Corp.	19,595	919,789
LifePoint Hospitals, Inc.	1,500	42,450
Linear Technology Corp.	2,500	81,425
Lions Gate Entertainment Corp.	18,370	190,313
Millipore Corp.	1,700	115,362
NII Holdings, Inc.	1,315	62,449
Nortel Networks Corp.	2,940	24,167
ON Semiconductor Corp.	43,000	394,310
Penn Virginia Corp.	5,240	395,201
Penske Auto Group, Inc.	6,755	99,569
Petroleo Brasileiro SA - ADR	7,500	531,225
PMC -Sierra, Inc.	37,500	286,875
Quanta Services, Inc.	20,000	665,400
SanDisk Corp.	2,700	50,490
SAVVIS, Inc.	3,000	38,730
SBA Communications Corp. - Class A	14,400	518,544
School Specialty, Inc.	4,520	134,380
Scientific Games Corp.	22,000	651,640
SEACOR Holdings, Inc.	4,285	383,550
Sonic Automotive, Inc. - Class A	9,910	127,740
SonoSite, Inc.	8,800	246,488
St. Mary Land & Exploration Co.	5,180	334,835
Suntech Power Holdings Co., Ltd. - ADR	6,730	252,106
Superior Energy Services, Inc.	16,600	915,324
SYNNEX Corp.	7,600	190,684
Tech Data Corp.	4,000	135,560
Thermo Fisher Scientific, Inc.	10,140	565,102
Time Warner, Inc.	8,600	127,280
Trico Marine Services, Inc.	2,765	100,701
Triumph Group, Inc.	6,765	318,632
TTM Technologies, Inc.	15,000	198,150
tw telecom, Inc.	12,925	207,188
Unisource Energy Corp.	3,900	120,939
Vertex Pharmaceuticals, Inc.	12,800	428,416
Waste Connections, Inc.	15,625	498,906
Wright Medical Group, Inc.	9,600	272,736
Xilinx, Inc.	25,905	654,101
TOTAL COMMON STOCK (Proceeds $27,481,315)		$27,430,423

INVESTMENT COMPANIES
iShares Lehman 20+ Year Treasury Bond Fund	3,775	348,583
TOTAL INVESTMENT COMPANIES (Proceeds $347,217)		$348,583

Total Securities Sold Short (Proceeds $27,828,532)		$27,779,006

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
The Arbitrage - 1 Portfolio (Convertible Bond)
Schedule of Securities Options Written
June 30, 2008 (Unaudited)

	Contracts	Value
CALL OPTIONS
BlackRock, Inc.
Expiration: July 2008, Exercise Price: $220.00	3	$97
Call Bunge Ltd.
Expiration: July 2008, Exercise Price: $120.00	8	920
Charles River Laboratories International, Inc.
Expiration: July 2008, Exercise Price: $65.00	9	652
Chesapeake Energy Corp.
Expiration: July 2008, Exercise Price: $55.00	9	10,080
Expiration: October 2008, Exercise Price: $65.00	12	9,720
Expiration: October 2008, Exercise Price: $70.00	5	2,950
El Paso Corp.
Expiration: July 2008, Exercise Price: $18.00	21	7,980
Exterran Holdings, Inc.
Expiration: July 2008, Exercise Price: $80.00	6	165
Henry Schein, Inc.
Expiration: October 2008, Exercise Price: $55.00	6	990
Intel Corp.
Expiration: January 2009, Exercise Price: $30.00	100	2,500
Linear Technology Corp.
Expiration: August 2008, Exercise Price: $35.00	40	2,600
St. Mary Land & Exploration Co.
Expiration: August 2008, Exercise Price: $60.00	4	2,880
Transocean, Inc.
Expiration: August 2008, Exercise Price: $155.00	6	4,620
Expiration: August 2008, Exercise Price: $165.00	2	860
Trico Marine Services, Inc.
Expiration: July 2008, Exercise Price: $35.00	27	6,278
Total Call Options		$53,292

PUT OPTIONS
Bunge Ltd.
Expiration: July 2008, Exercise Price: $105.00	8	2,280
Charles River Laboratories International, Inc.
Expiration: July 2008, Exercise Price: $65.00	9	1,755
Henry Schein, Inc.
Expiration: October 2008, Exercise Price: $55.00	6	2,850
Intel Corp.
Expiration: January 2009, Exercise Price: $17.50	100	7,900
L-3 Communications Holdings, Inc.
Expiration: July 2008, Exercise Price: $90.00	4	685
Total Put Options		$15,470

Total Options Written (Premiums received $94,732)		$68,762

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Arbitrage - 2 Portfolio (Fixed Income)
Schedule of Investments
June 30, 2008 (Unaudited)

	Principal
	Amount	Value
ASSET BACKED SECURITIES - 8.47%
Aames Mortgage Investment Trust
5.233%, 10/25/2035 (d)	$900,000	$22,362
American Airlines, Inc.
6.817%, 11/23/2012	400,000	348,000
Asset Backed Funding Certificates
5.733%, 10/25/2033 (d)	151,844	81,546
Asset Backed Funding Corp NIM Trust
6.000%, 07/26/2035 (a)(d)(e)	31,423	31
Bear Stearns Asset Backed Securities Trust
2.603%, 05/25/2031	136,176	131,238
Citigroup Mortgage Loan Trust, Inc.
4.983%, 09/25/2035 (d)	150,000	39,477
4.983%, 01/25/2036 (d)	375,000	74,355
2.563%, 01/25/2037	374,306	348,066
Countrywide Asset-Backed Certificates
4.783%, 05/25/2036 (a)(d)	500,000	31,785
Credit-Based Asset Servicing and Securitization LLC
5.501%, 12/25/2036	238,632	231,623
DVI Receivables Corp.
3.025%, 09/12/2010 (d)(e)	99,418	80,500
2.975%, 03/12/2011 (d)(e)	881,078	508,870
Encore Credit Receivables Trust
4.983%, 01/25/2036 (d)	250,000	120,330
Equity One ABS, Inc.
5.909%, 02/25/2033	29,130	20,713
FBR Securitization Trust
4.733%, 09/25/2035 (d)(g)	132,267	2,023
First Franklin Mortgage Loan Asset Backed Certificates
5.983%, 10/25/2034 (a)(d)	31,463	18,787
5.483%, 07/25/2035 (d)	150,000	18,586
2.763%, 10/25/2035	493,899	472,066
4.983%, 12/25/2036 (a)(d)	150,000	11,395
GSAMP Trust
4.983%, 03/25/2037 (a)(d)	600,000	45,618
Merit Securities Corp.
8.380%, 12/28/2033	320,041	324,520
Morgan Stanley ABS Capital l
2.533%, 11/25/2036	401,192	393,166
Nationstar Home Equity Loan Trust
4.983%, 09/25/2036 (d)	155,000	22,246
New Century Home Equity Loan Trust
6.233%, 07/25/2035 (d)	625,000	118,521
Nomura Home Equity Loan, Inc.
4.983%, 03/25/2036 (d)	250,000	29,158
Option One Mortgage Loan Trust
4.983%, 01/25/2036 (a)(d)	150,000	4,054
Residential Asset 2005-ks10
2.733%, 11/25/2035	392,560	383,961

Underlying Funds Trust
Arbitrage - 2 Portfolio (Fixed Income)
Schedule of Investments
June 30, 2008 (Unaudited)

	Principal
	Amount	Value
Residential Asset Mortgage Products, Inc.
4.983%, 08/25/2046 (d)	$530,000	$40,285
Residential Asset Securities Corp.
5.483%, 03/25/2035 (a)(d)	264,091	205,938
5.483%, 09/25/2035 (d)	200,000	103,988
Securitized Asset Backed Receivables LLC Trust
2.613%, 05/25/2037	906,553	840,890
Structured Asset Investment Loan Trust
4.983%, 05/25/2035 (d)	37,734	227
6.000%, 07/25/2035 (d)	67,145	7
4.983%, 08/25/2035 (a)(d)(g)	29,628	213
Structured Asset Securities Corp.
4.983%, 01/25/2035 (d)	400,000	219,560
4.983%, 09/25/2036 (a)(d)	400,000	62,396
2.573%, 03/25/2037	309,346	290,643
Wells Fargo Home Equity Trust
5.483%, 03/25/2033 (d)	161,511	65,620
2.753%, 11/25/2035	410,075	397,176
TOTAL ASSET BACKED SECURITIES (Cost $10,798,721)		$6,109,940

COLLATERALIZED MORTGAGE OBLIGATIONS - 0.90%
ABSC NIMs Trust
5.050%, 07/27/2035 (a)(d)	18,200	91
Asset Backed Funding Certificates
5.483%, 06/25/2035 (d)	200,000	34,657
Asset Backed Securities Corp. Home Equity
4.983%, 06/25/2035 (d)	125,000	17,251
FBR Securitization Trust
4.483%, 10/25/2035 (d)	41,255	188
First Franklin Mortgage Loan Asset Backed Certificates
5.983%, 05/25/2034 (d)	150,000	23,943
5.983%, 03/25/2035 (a)(d)	13,144	6,231
HSI Asset Securitization Corp.Trust
4.483%, 01/25/2036 (d)	436,000	105,111
Indymac Manufactured Housing Contract
6.640%, 12/25/2027	167,533	161,449
JP Morgan Mortgage Acquisition Corp.
5.483%, 06/25/2035 (a)(d)	125,000	20,997
5.483%, 07/25/2035 (a)(d)	250,000	142,375
Soundview Home Equity Loan Trust
5.500%, 11/25/2033 (a)(d)	22,326	14,314
Structured Asset Investment Loan Trust
4.983%, 04/25/2035 (a)(d)	176,698	875
4.983%, 07/25/2035 (d)	250,000	6,480
4.983%, 09/25/2035 (a)(d)	150,000	2,307
Structured Asset Securities Corp.
4.983%, 07/25/2035 (a)(d)	250,000	111,723
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $2,122,704)		$647,992

Underlying Funds Trust
Arbitrage - 2 Portfolio (Fixed Income)
Schedule of Investments
June 30, 2008 (Unaudited)

	Principal
	Amount	Value
CORPORATE BONDS - 2.63%
Banking - 0.18%
Washington Mutual Preferred Funding
6.534%, 03/29/2049 (a)(b)	$300,000	$133,206
Consumer Finance - 0.17%
Discover Financial Services
6.450%, 06/12/2017	55,000	46,483
Ford Motor Credit Co. LLC
5.460%, 01/13/2012 (b)	110,000	78,185
Total Consumer Finance		124,668

Data Processing - 0.28%
First Data Corp.
9.875%, 09/24/2015 (a)	230,000	200,100
Food & Staples Retailing - 0.36%
Rite Aid Corp.
9.500%, 06/15/2017	395,000	260,700
Hotels Restaurants & Leisure - 0.89%
Harrah's Operating Co., Inc.
6.500%, 06/01/2016	335,000	182,575
MGM Mirage
6.000%, 10/01/2009	200,000	196,750
Starwood Hotels & Resorts Worldwide
6.250%, 02/15/2013	270,000	260,703
Total Hotels Restaurants & Leisure		640,028

Insurance - 0.15%
MetLife, Inc.
6.400%, 12/15/2066	125,000	109,140
Metals & Mining - 0.25%
Freeport-McMoRan Copper & Gold, Inc.
8.250%, 04/01/2015	170,000	178,713
Textiles, Apparel & Luxury Goods - 0.35%
Hanesbrands, Inc.
6.508%, 12/15/2014 (b)	270,000	251,100
TOTAL CORPORATE BONDS (Cost $2,375,836)		$1,897,655

FOREIGN NOTES/BONDS - 1.28%
Astrazeneca PLC
5.400%, 09/15/2012	285,000	291,456
Democratic Socialist Republic of Sri Lanka
8.250%, 10/24/2012 (a)	340,000	304,300
Royal Caribbean Cruises Ltd
7.250%, 06/15/2016	125,000	109,375
Shinsei Financial Cayman Ltd.
6.418%, 07/20/2048 (a)(b)	195,000	136,947

Underlying Funds Trust
Arbitrage - 2 Portfolio (Fixed Income)
Schedule of Investments
June 30, 2008 (Unaudited)

	Principal
	Amount	Value
Weatherford International, Inc.
6.350%, 06/15/2017	$80,000	$81,031
TOTAL FOREIGN NOTES/BONDS (Cost $1,023,340)		$923,109

MORTGAGE BACKED SECURITIES - 48.79%
Bear Stearns Asset Backed Securities Trust
2.583%, 05/25/2030	201,334	185,669
Federal Home Loan Mortgage Corp.
7.000%, 02/15/2020 (f)	174,583	31,756
7.490%, 02/15/2020 (f)	115,696	20,436
5.910%, 04/15/2020 (f)	125,967	19,917
6.320%, 12/01/2034 (f)	831,582	214,696
Federal National Mortgage Association 15 Year Fixed
5.500%, 07/01/2015	16,000,000	16,104,992
Federal National Mortgage Association 30 Year
5.500%, 07/01/2034	10,000,000	9,856,250
Federal National Mortgage Association Interest Strip
5.610%, 03/01/2033 (f)	1,144,414	308,266
6.390%, 07/01/2033 (f)	1,009,413	249,964
7.560%, 10/01/2033 (f)	262,649	55,626
7.580%, 12/01/2033 (f)	862,428	216,934
6.570%, 07/25/2034 (f)	618,937	160,068
7.360%, 12/01/2034 (f)	6,618,622	1,699,045
8.290%, 02/01/2035 (f)	464,367	104,292
7.350%, 03/01/2035 (f)	129,784	31,113
6.990%, 03/01/2035 (f)	3,542,791	895,988
3.340%, 03/01/2035 (f)	126,374	28,085
7.680%, 08/01/2035 (f)	13,668,758	3,441,176
9.720%, 04/01/2036 (f)	1,384,839	326,619
First Franklin Mortgage Loan Asset Backed Certificates
4.483%, 04/25/2036 (a)(d)	300,000	16,482
Lehman XS Trust
4.233%, 11/25/2035 (d)	150,000	14,858
4.483%, 06/25/2046 (d)	190,000	18,048
Option One Mortgage Loan Trust
3.343%, 02/25/2038	367,066	340,660
Residential Asset Mortgage Products, Inc.
2.683%, 01/25/2034	416,457	397,814
Securitized Asset Backed Receivables LLC Trust
2.643%, 03/25/2036	500,000	473,741
TOTAL MORTGAGE BACKED SECURITIES (Cost $35,139,145)		$35,212,495

U.S. GOVERNMENT AGENCY ISSUES - 15.07%
Federal Home Loan Mortgage Corp. Discount Notes
2.527%, 08/18/2008	100,000	99,667
Federal National Mortgage Association 30 Year Fixed
6.000%, 07/01/2034	10,000,000	10,087,500

Underlying Funds Trust
Arbitrage - 2 Portfolio (Fixed Income)
Schedule of Investments
June 30, 2008 (Unaudited)

	Principal
	Amount	Value
Federal National Mortgage Association Discount Note
2.262%, 12/04/2008	$125,000	$123,640
2.573%, 02/02/2009	575,000	566,099
TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $10,920,697)		$10,876,906

U.S. TREASURY OBLIGATIONS - 3.58%
United States Treasury Inflation Indexed Bonds
2.375%, 04/15/2011	1,328,634	1,407,832
3.000%, 07/15/2012	1,072,635	1,177,971
TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,520,667)		$2,585,803

Total Investments (Cost $64,901,110) - 80.72%		$58,253,900

REPURCHASE AGREEMENTS - 59.48%
The Bear Stearns Companies, Inc.
1.850%, dated 6/30/2008, due 07/01/2008,
repurchase price $42,937,154 (c)(h)	42,930,119	42,930,119
TOTAL REPURCHASE AGREEMENTS (Cost $42,930,119)		$42,930,119

Liabilities in Excess of Other Assets - (40.20)%		(29,014,195)
TOTAL NET ASSETS - 100.00%		$72,169,824

Footnotes

Percentages are stated as a percent of net assets.

(a) Restricted security as defined in Rule 144(a) under the Securities Act of 1933. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers. At June 30, 2008, the market value of these securities total $1,470,165, which represents 2.04% of total net assets.
(b) Variable Rate Security. The rate shown represents the rate at June 30, 2008.
(c) Collateralized by U.S. Government or U.S. Government Agencies securities, U.S. Government Agency mortgage-backed securities, certificates of deposit or banker's acceptances.
(d) Illiquid Security. The market value of these securities total $2,463,809, which represents 3.41% of total net assets.
(e) Fair-valued security. The market value of these securities total $589,401, which represents 0.82% of total net assets.
(f) Represents an interest only security that entitles holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only security is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgage. Interest rate disclosed represents yield upon the estimated timing and amount of future cash flows at June 30, 2008.
(g) Default or other conditions exist and security is not presently accruing income.
(h) All or a portion of the shares have been committed as collateral for forward contracts, futures, short sales, swaps and written options.

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Arbitrage - 2 Portfolio (Fixed Income)
Schedule of Securities Sold Short
June 30, 2008 (Unaudited)

	Principal
	Amount	Value
U.S. GOVERNMENT AGENCY ISSUES
Federal National Mortgage Association 15 Year Fixed
6.00%, 07/01/2013	$4,000,000	$4,100,000
Federal National Mortgage Association 15 Year Fixed
5.00%, 07/01/2019	4,000,000	3,955,000
TOTAL U.S. GOVERNMENT AGENCY ISSUES		$8,055,000

Total Securities Sold Short (Proceeds $7,983,125)		$8,055,000

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Arbitrage - 2 Portfolio (Fixed Income)
Schedule of Options Written
June 30, 2008 (Unaudited)

	Contracts	Value
PUT OPTIONS
Eurodollar 90 Day Futures Contract
Expiration: June 2009, Exercise Price: $95.50	105	$53,812
Total Options Written (Premiums received $80,750)		$53,812

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Arbitrage - 2 Portfolio (Fixed Income)
Schedule of Forward Contracts
June 30, 2008 (Unaudited)

		Unrealized Appreciation/
	Contracts	(Depreciation)
FUTURES CONTRACTS PURCHASED
Eurodollar 90 Day Futures Contract, Expiring September 2008
(underlying Face Amount at Market Value $19,656,675)	$81	$355,119
Eurodollar 90 Day Futures Contract, Expiring December 2008
(underlying Face Amount at Market Value $42,358,750)	175	(66,700)
Eurodollar 90 Day Futures Contract, Expiring March 2009
(underlying Face Amount at Market Value $14,985,400)	62	179,519
Eurodollar 90 Day Futures Contract, Expiring June 2009
(underlying Face Amount at Market Value $34,488,025)	143	345,955
Eurodollar 90 Day Futures Contract, Expiring September 2009
(underlying Face Amount at Market Value $25,737,513)	107	199,458
Eurodollar 90 Day Futures Contract, Expiring December 2009
(underlying Face Amount at Market Value $6,715,450)	28	27,865
Eurodollar 90 Day Futures Contract, Expiring March 2010
(underlying Face Amount at Market Value $6,223,425)	26	18,533
Eurodollar 90 Day Futures Contract, Expiring September 2010
(underlying Face Amount at Market Value $5,965,313)	25	27,997
Eurodollar 90 Day Futures Contract, Expiring December 2010
(underlying Face Amount at Market Value $5,958,125)	25	24,033
Eurodollar 90 Day Futures Contract, Expiring March 2011
(underlying Face Amount at Market Value $3,334,800)	14	14,627
Eurodollar 90 Day Futures Contract, Expiring June 2011
(underlying Face Amount at Market Value $2,618,688)	11	10,823
Eurodollar 90 Day Futures Contract, Expiring September 2011
(underlying Face Amount at Market Value $713,888)	3	3,392
Eurodollar 90 Day Futures Contract, Expiring December 2011
(underlying Face Amount at Market Value $237,813)	1	973
Eurodollar 90 Day Futures Contract, Expiring March 2012
(underlying Face Amount at Market Value $237,775)	1	1,047
Eurodollar 90 Day Futures Contract, Expiring June 2012
(underlying Face Amount at Market Value $237,700)	1	1,110
Eurodollar 90 Day Futures Contract, Expiring September 2012
(underlying Face Amount at Market Value $237,625)	1	1,160
10-Year Future, Expiring September 2008
(underlying Face Amount at Market Value $219,906)	2	(599)
U.S. Treasury 10-Year Note Futures Contract, Expiring September 2008
(underlying Face Amount at Market Value $9,455,516)	83	96,715

TOTAL FUTURES CONTRACTS PURCHASED		$1,241,027

Underlying Funds Trust
Arbitrage - 2 Portfolio (Fixed Income)
Schedule of Forward Contracts
June 30, 2008 (Unaudited)

		Unrealized Appreciation/
	Contracts	(Depreciation)
SHORT FUTURES CONTRACTS
Eurodollar 90 Day Futures Contract, Expiring June 2010
(underlying Face Amount at Market Value $6,690,250)	28	$(37,652)
U.S. Treasury 2-Year Note Futures Contract, Expiring September 2008
(underlying Face Amount at Market Value $19,219,484)	91	(36,852)
U.S. Treasury 5-Year Note Futures Contract, Expiring September 2008
(underlying Face Amount at Market Value $17,246,532)	156	14,728
U.S. Treasury Bond Futures Contract, Expiring September 2008
(underlying Face Amount at Market Value $3,814,594)	33	12,035

TOTAL SHORT FUTURES CONTRACTS		$(47,741)

TOTAL FUTURES CONTRACTS		$1,193,286

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Arbitrage - 2 Portfolio (Fixed Income)
Schedule of Swap Contracts
June 30, 2008 (Unaudited)

						Unrealized
		Buy/Sell	Pay/Receive	Termination	Notional	Appreciation/
Counterparty	Reference Entity	Protection	Fixed Rate	Date	Value	(Depreciation)

CREDIT DEFAULT SWAP CONTRACTS

Goldman Sachs & Co.	Embarq Corp., 7.082%	Buy	0.72%	9/20/2012	(1,300,000)	$66,301

Goldman Sachs & Co.	Nordstrom, Inc.	Buy	0.58%	6/20/2010	(1,000,000)	(610)

Goldman Sachs & Co.	Dow Jones CDX North American High Yield Index	Buy	3.40%	6/20/2010	(1,000,000)	(4,600)

Goldman Sachs & Co.	Ford Motor Credit Co., 7.000%	Sell	3.75%	6/20/2010	1,000,000	(172,173)

Goldman Sachs & Co.	The Gap, Inc., 6.900%	Buy	1.25%	3/20/2011	(1,000,000)	(16,212)

Goldman Sachs & Co.	PPG Industries, 7.050%	Buy	0.32%	3/20/2011	(1,000,000)	7,461

Goldman Sachs & Co.	Limited Brands, Inc., 6.125%	Buy	0.88%	3/20/2011	(1,000,000)	34,058

Goldman Sachs & Co.	The TJX Companies, 7.45%	Buy	0.39%	3/20/2011	(1,000,000)	(846)

Goldman Sachs & Co.	Nordstrom Inc., 5.625%	Buy	0.35%	3/20/2011	(1,000,000)	9,711

Goldman Sachs & Co.	Lowes Companies, Inc., 8.250%	Buy	0.15%	3/20/2011	(1,000,000)	7,825

Goldman Sachs & Co.	Masco Corp., 5.875%	Buy	0.65%	3/20/2011	(1,000,000)	51,453

Goldman Sachs & Co.	Meadwestvaco Corp., 6.850%	Buy	0.72%	3/20/2011	(1,000,000)	27,225

Goldman Sachs & Co.	MDC Holdings, Inc., 5.500%	Buy	1.03%	3/20/2011	(1,000,000)	18,471

Goldman Sachs & Co.	Volkswagen Aktiengesellschaft, 4.875%	Buy	0.54%	3/20/2013	(1,500,000)	42,774

Goldman Sachs & Co.	3M Company, 7.000%	Buy	0.07%	3/20/2011	(2,000,000)	7,952

Goldman Sachs & Co.	Dow Jones CDX North American High Yield Index	Sell	3.40%	6/20/2010	14,250,000	235,481

Goldman Sachs & Co.	Darden Restaurants Inc., 7.125%	Buy	0.34%	9/20/2011	(1,000,000)	33,351

Goldman Sachs & Co.	The Gap, Inc., 9.550%	Buy	0.79%	9/20/2011	(1,000,000)	(1,886)

Goldman Sachs & Co.	Hasbro, Inc., 6.150%	Buy	0.38%	9/20/2011	(1,000,000)	4,354

Goldman Sachs & Co.	Lowe's Companies, Inc., 8.250%	Buy	0.10%	9/20/2011	(1,000,000)	12,219

Goldman Sachs & Co.	Radioshack Corp., 7.375%	Buy	1.12%	9/20/2011	(1,000,000)	30,718

Goldman Sachs & Co.	Dow Jones CDX North American Investment Grade Index	Sell	0.45%	12/20/2010	9,000,000	(273,968)

Goldman Sachs & Co.	United Mexican States, 7.500%	Sell	0.76%	5/20/2011	2,000,000	660

Goldman Sachs & Co.	Republic of Panama, 8.875%	Buy	1.32%	5/20/2011	(1,000,000)	(10,091)

Goldman Sachs & Co.	Weyerhaeuser Co., 6.750%	Buy	0.60%	9/20/2011	(500,000)	18,378

Goldman Sachs & Co.	Dow Jones CDX North American High Yield Index, 3.250%	Sell	3.25%	12/20/2011	6,930,000	(358,194)

Goldman Sachs & Co.	Radian Group, 0.390%	Buy	0.39%	12/20/2013	(1,000,000)	491,546

Goldman Sachs & Co.	MGIC Investment Corp., 0.350%	Buy	0.35%	12/20/2013	(1,000,000)	280,833

Goldman Sachs & Co.	The PMI Group, Inc., 0.350%	Buy	0.35%	12/20/2013	(1,000,000)	335,419

Goldman Sachs & Co.	Commercial Metals Co., 0.400%	Buy	0.40%	12/20/2011	(1,500,000)	5,792

Goldman Sachs & Co.	Johnson Controls, Inc., 7.125%	Buy	0.44%	12/20/2013	(1,500,000)	48,190

Goldman Sachs & Co.	Dow Chemical Company, 0.230%	Buy	0.23%	12/20/2013	(1,500,000)	45,624

Goldman Sachs & Co.	Ford Motor Credit Company, 7.000%	Sell	1.07%	3/20/2009	750,000	(31,025)

Underlying Funds Trust
Arbitrage - 2 Portfolio (Fixed Income)
Schedule of Swap Contracts
June 30, 2008 (Unaudited)

						Unrealized
		Buy/Sell	Pay/Receive	Termination	Notional	Appreciation/
Counterparty	Reference Entity	Protection	Fixed Rate	Date	Value	(Depreciation)

Goldman Sachs & Co.	GMAC, LLC, 0.580%	Sell	0.58%	3/20/2009	1,000,000	$(103,589)

Goldman Sachs & Co.	The Good Year Tire & Rubber Co., 0.700%	Sell	0.70%	3/20/2009	1,000,000	(14,871)

Goldman Sachs & Co.	Sabre Holdings Corporation, 7.350%	Sell	1.06%	3/20/2009	750,000	(22,346)

Goldman Sachs & Co.	Residential Capital, LLC, 6.500%	Buy	1.05%	3/20/2012	(2,000,000)	1,354,771

Goldman Sachs & Co.	GATX Financial Corp., 8.875%	Buy	0.39%	6/20/2014	(1,200,000)	55,792

Goldman Sachs & Co.	Dow Jones CDX North American High Yield Index	Sell	3.25%	12/20/2011	4,950,000	(107,353)

Goldman Sachs & Co.	Dow Jones CDX North American Investment Grade Index	Sell	0.90%	6/20/2010	9,000,000	(91,916)

Goldman Sachs & Co.	CenturyTel, Inc., 6.00%	Buy	1.10%	3/20/2013	(3,250,000)	93,425

Goldman Sachs & Co.	BorgWarner, Inc., 0.660%	Buy	0.66%	3/20/2013	(3,250,000)	12,380

Goldman Sachs & Co.	Dow Jones CDX Emerging Markets Index	Buy	1.75%	12/20/2012	(7,400,000)	(14,338)

Goldman Sachs & Co.	BorgWarner, Inc., 0.800%	Buy	0.80%	3/20/2013	(1,750,000)	(3,846)

Goldman Sachs & Co.	Dow Jones CDX North American High Yield Index	Buy	5.00%	6/20/2013	(10,000,000)	(25,000)

Goldman Sachs & Co.	Dow Jones CDX North American Investment Grade Index	Sell	1.55%	6/20/2013	4,500,000	(33,972)

Goldman Sachs & Co.	Dow Jones CDX North American High Yield Index	Buy	5.00%	6/20/2013	(7,000,000)	148,750

Goldman Sachs & Co.	Dow Jones CDX North American Investment Grade Index	Sell	1.55%	6/20/2013	20,000,000	(242,332)

Goldman Sachs & Co.	Whirlpool Corporation	Buy	1.02%	9/20/2013	(3,250,000)	32,866

Goldman Sachs & Co.	The Lubrizol Corporation	Buy	0.82%	9/20/2013	(5,000,000)	22,099

Goldman Sachs & Co.	Southwest Airlines Co.	Buy	1.83%	9/20/2013	(4,000,000)	28,699

Goldman Sachs & Co.	Anheuser-Busch Companies, Inc.	Buy	1.08%	9/20/2013	(1,750,000)	1,999

Goldman Sachs & Co.	Anheuser-Busch Companies, Inc.	Buy	1.05%	9/20/2013	(2,000,000)	5,344

Goldman Sachs & Co.	IXIS Real Estate Capital Trust	Buy	2.24%	2/25/2036	(500,000)	445,085
	2005-HE4B, 5.326% (a)

Goldman Sachs & Co.	Merrill Lynch Mortgage Investors Trust	Buy	2.37%	12/25/2036	(1,000,000)	898,595
	Series 2006-HE1, 5.626% (a)

Goldman Sachs & Co.	First Franklin Mortgage Loan Asset Backed Certificate	Buy	2.50%	10/25/2036	(500,000)	357,770
	Series 2006-FF13, 4.500% (a)

Goldman Sachs & Co.	Markit ABX.HE.BBB.06-2 Index	Buy	1.33%	5/25/2046	(1,000,000)	427,747

Goldman Sachs & Co.	Markit ABX.HE.BBB.06-2 Index	Buy	1.33%	5/25/2046	(500,000)	171,374

Goldman Sachs & Co.	Markit CMBX.NA.A.3 Index	Buy	0.60%	3/15/2049	(1,000,000)	43,022

Goldman Sachs & Co.	Markit CMBX.NA.A.3 Index	Buy	0.60%	3/14/2049	(1,000,000)	43,022

Goldman Sachs & Co.	Bayview Financial Mortgage Pass-Through	Buy	2.40%	6/28/2044	(1,000,000)	777,774
	Trust Series 2005-C (a)

Goldman Sachs & Co.	Securitized Asset Backed Receivables LLC Trust	Buy	2.05%	12/25/2034	(336,612)	253,104
	Series 2005-FR1 (a)

Goldman Sachs & Co.	Saxon Asset Securities Trust	Buy	3.25%	5/25/2035	(474,125)	354,999
	Series 2005-1, 5.726% (a)

Underlying Funds Trust
Arbitrage - 2 Portfolio (Fixed Income)
Schedule of Swap Contracts
June 30, 2008 (Unaudited)

						Unrealized/
		Buy/Sell	Pay/Receive	Termination	Notional	Appreciation
Counterparty	Reference Entity	Protection	Fixed Rate	Date	Value	(Depreciated)

Goldman Sachs & Co.	Markit ABX.HE.BBB.06-1 Index	Buy	2.67%	7/25/2045	(900,000)	$809,253

Goldman Sachs & Co.	Soundview Home Equity Loan Trust	Buy	1.37%	2/25/2036	(400,000)	360,008
	Series 2006-1, 4.876% (a)

Goldman Sachs & Co.	Soundview Home Equity Loan Trust	Buy	1.15%	2/25/2036	(300,000)	270,536
	Series 2006-1, 6.070% (a)

Goldman Sachs & Co.	First Franklin Mortgage Loan	Buy	4.10%	3/25/2037	(250,000)	233,841
	Asset Backed Certificates 2007-FF2, 5.126% (a)

Goldman Sachs & Co.	Morgan Stanley IXIS Real Estate Capital Trust	Buy	5.02%	11/25/2036	(500,000)	443,238
	Series 2006-2, 4.676% (a)

Goldman Sachs & Co.	Soundview Home Equity Loan Trust	Buy	3.87%	1/25/2037	(500,000)	465,714
	Series 2006-EQ2, 4.876% (a)

Goldman Sachs & Co.	Markit ABX.HE.BBB.07-1 Index	Sell	1.33%	1/25/2037	(1,850,000)	1,101,208

Goldman Sachs & Co.	Markit CMBX.NA.AAA.1 Index	Sell	0.10%	10/12/2052	5,000,000	116,859

Goldman Sachs & Co.	Markit CMBX.NA.AAA.1 Index	Sell	0.10%	10/12/2052	5,000,000	286,772

Lehman Brothers	Markit ABX.HE.AAA.07-2 Index	Sell	0.76%	1/25/2038	5,000,000	(1,151,046)

Lehman Brothers	Markit ABX.HE.BBB.07-1 Index	Buy	2.24%	8/25/2037	(1,500,000)	168,062

Lehman Brothers	Markit ABX.HE.A.06-2 Index	Buy	0.44%	5/25/2046	(2,000,000)	445,781

Lehman Brothers	Markit ABX.HE.BBB.06-2 Index	Buy	1.33%	5/25/2046	(250,000)	30,618

Lehman Brothers	Markit ABX.HE.BBB.06-1 Index	Sell	2.67%	7/25/2045	2,300,000	(335,076)

Lehman Brothers	Markit ABX.HE.AAA.07-2 Index	Sell	0.76%	1/25/2038	2,500,000	(599,742)

Lehman Brothers	Markit ABX.HE.AA.06-2 Index	Buy	0.17%	5/25/2046	(1,075,000)	408,211

Lehman Brothers	Markit ABX.HE.AA.07-1 Index	Sell	0.15%	8/25/2037	700,000	(212,354)

Lehman Brothers	Markit CDX.EM.8 Index	Buy	1.75%	12/20/2012	(5,000,000)	17,799

Lehman Brothers	Markit CDX.EM.8 Index	Buy	1.75%	12/20/2012	(7,400,000)	(51,357)

Lehman Brothers	Markit ABX.HE.AAA.06-1 Index	Sell	0.18%	7/25/2045	4,909,852	167,849

Lehman Brothers	Markit CDX.NA.IG.9 Index	Buy	5.00%	12/20/2012	(7,000,000)	484,260

Lehman Brothers	Markit CDX.NA.IG.9 Index	Sell	0.60%	12/20/2012	35,000,000	(572,988)

Lehman Brothers	Markit CMBX.NA.AAA.4 Index	Sell	0.35%	2/17/2051	5,000,000	(159,245)

Lehman Brothers	Markit ABX.HE.AAA.06-1 Index	Sell	0.18%	7/25/2045	2,945,911	(68,681)

Lehman Brothers	Markit ABX.HE.PENAAA.06-2 Index	Sell	0.11%	5/25/2046	2,765,560	(209,973)

Lehman Brothers	Markit ABX.HE.PENAAA.06-2 Index	Sell	0.11%	5/25/2046	1,843,707	(112,326)

Lehman Brothers	Republic of the Phillipines, 10.625%	Buy	2.73%	12/20/2010	(1,000,000)	(24,049)

Lehman Brothers	Republic of Argentina, 8.28%	Sell	4.21%	12/20/2010	1,000,000	(36,920)

Lehman Brothers	Autozone, 0.500%	Buy	0.50%	12/20/2011	(1,500,000)	13,445

Lehman Brothers	Republic of Turkey, 1.620%	Buy	1.62%	3/20/2012	(2,800,000)	100,073

Lehman Brothers	Republic of Hungary, 0.230%	Buy	0.23%	3/20/2012	(2,000,000)	60,958

Lehman Brothers	Republic of South Africa, 0.350%	Buy	0.35%	3/20/2012	(2,200,000)	98,705

Underlying Funds Trust
Arbitrage - 2 Portfolio (Fixed Income)
Schedule of Swap Contracts
June 30, 2008 (Unaudited)

Unrealized/
		Buy/Sell	Pay/Receive	Termination	Notional	Appreciation
Counterparty	Reference Entity	Protection	Fixed Rate	Date	Value	(Depreciated)

Lehman Brothers	Republic of the Philippines, 1.140%	Buy	1.14%	3/20/2012	(1,400,000)	$50,620

Lehman Brothers	Omnicron Group, Inc., 0.130%	Buy	0.13%	6/20/2012	(2,500,000)	40,096

Lehman Brothers	Soundview Home Equity Loan Trust, 1.500% (a)	Buy	1.50%	1/25/2037	(1,000,000)	577,393

Lehman Brothers	Merrill Lynch & Co., 0.780%	Buy	0.78%	9/20/2012	(1,000,000)	67,028

Lehman Brothers	Markit CMBX.NA.BBB.2 Index	Buy	0.60%	3/15/2049	(1,000,000)	160,151

Lehman Brothers	Equifirst Mortgage Loan Trust, 5.60% (a)	Buy	2.12%	12/25/2034	(2,000,000)	699,211

Lehman Brothers	First Franklin Mortgage Loan	Buy	3.30%	1/25/2038	(500,000)	44,574
	Asset Backed Certificates, 4.250% (a)

Lehman Brothers	First Franklin Mortgage Loan	Buy	5.00%	12/25/2037	(400,000)	33,266
	Asset Backed Certificates, 4.350% (a)

Lehman Brothers	Home Equity Asset Trust, 3.700% (a)	Buy	4.60%	1/25/2037	(400,000)	42,420

Lehman Brothers	Markit CDX.EM.8 Index	Buy	1.75%	12/20/2012	(5,000,000)	(32,201)

Lehman Brothers	The Kroger Co., 0.640%	Buy	0.64%	3/20/2013	(6,500,000)	(3,196)

Lehman Brothers	Markit ABX.HE.BBB.06-1 Index	Buy	1.54%	7/25/2045	(6,150,000)	1,179,873

Lehman Brothers	Markit CMBX.NA.AAA.4 Index	Sell	0.35%	2/17/2051	4,000,000	199,841

Lehman Brothers	Markit CMBX.NA.AAA.4 Index	Sell	0.35%	2/17/2051	7,000,000	(181,226)

Lehman Brothers	Markit CDX.NA.HY.10 Index	Buy	5.00%	6/20/2013	(5,000,000)	162,985

Bear Stearns & Co.	Residential Capital Corp., 6.375%	Sell	1.08%	6/20/2011	1,000,000	(605,869)

Bear Stearns & Co.	HCA, Inc., 1.200%	Sell	1.20%	3/20/2009	1,000,000	(3,355)

JP Morgan	ABX.HE.AAA.06-2	Buy	0.11%	5/25/2046	(4,000,000)	236,480

JP Morgan	ABX.HE.AAA.06-2	Buy	0.11%	5/25/2046	(4,000,000)	51,737

JP Morgan	ABX.HE.AA.06-1	Sell	0.32%	7/25/2045	4,000,000	(100,207)

TOTAL CREDIT DEFAULT SWAP CONTRACTS						$10,984,299

INTEREST RATE SWAP CONTRACTS

Goldman Sachs & Co.	The Banc of America Securities LLC Aaa Aggregate		*	5/31/2008	13,000,000	(963,888)
	Commercial Mortgage-Backed Securities Index

TOTAL INTEREST RATE SWAP CONTRACTS						$(963,888)

TOTAL SWAP CONTRACTS						$10,020,411

* The Fund receives from the broker any appreciation on the reference entity and pays the broker any depreciation on the reference entity calculated at the end of each month.

(a) Illiquid Security. The unrealized appreciation of these securities total $6,257,528 which represents 8.67% of total net assets.

Underlying Funds Trust
Deep Value Hedged Income - 1 Portfolio
Schedule of Investments
June 30, 2008 (Unaudited)

	Shares	Value
COMMON STOCKS - 2.69%
Independent Power Producers & Energy Traders - 2.09%
Calpine Corp. (a)(i)	69,591	$1,569,973
Machinery - 0.27%
Luxfer (a)(g)(i)	23,050	206,603
Paper & Forest Products - 0.33%
Tembec, Inc. (a)(i)	73,333	251,707
TOTAL COMMON STOCKS (Cost $2,072,768)		$2,028,283

INVESTMENT COMPANIES - 2.74%
iShares Russell 2000 Index Fund (i)	30,000	2,070,900
TOTAL INVESTMENT COMPANIES (Cost $2,136,495)		$2,070,900

CONVERTIBLE PREFERRED STOCKS - 0.16%
Transportation Infrastructure - 0.16%
Dura Operating Corp. 20% (a)(i)	2,500	122,500
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $122,500)		$122,500

	Principal
	Amount
COLLATERALIZED MORTGAGE OBLIGATIONS - 8.59%
Countrywide Asset-Backed Certificates
5.000%, 12/25/2036 (g)	$60,000	18,837
4.283%, 02/25/2037 (g)	84,000	47,903
5.000%, 02/25/2037 (g)	106,000	18,608
4.283%, 04/25/2037 (g)	247,000	84,552
5.000%, 04/25/2037 (g)	100,000	14,816
3.733%, 05/25/2037	96,000	50,465
3.983%, 05/25/2037	342,000	150,022
4.283%, 05/25/2037 (g)	107,000	31,081
5.000%, 05/25/2037 (g)	200,000	46,641
5.000%, 05/25/2037 (g)	170,000	13,174
5.000%, 05/25/2037 (g)	79,000	15,709
5.000%, 05/25/2037 (g)	65,000	8,687
4.983%, 06/25/2047 (g)	53,000	45,840
4.983%, 06/25/2047 (g)	81,000	68,682
4.983%, 06/25/2047 (g)	145,000	113,582
4.983%, 06/25/2047 (g)	34,000	23,724
5.000%, 06/25/2047 (g)	16,000	6,470
5.000%, 06/25/2047 (g)	112,000	66,264
5.000%, 06/25/2047 (g)	16,000	9,018
Federal Home Loan Mortgage Corp.
5.500%, 02/15/2030	337,566	43,232
QHL-1 1st Funding Loan
12.000%, 05/17/2010 (f)(g)	1,845,000	1,885,371

Underlying Funds Trust
Deep Value Hedged Income - 1 Portfolio
Schedule of Investments
June 30, 2008 (Unaudited)

	Principal
	Amount	Value
Terwin Mortgage Trust
0.000%, 10/25/2013 (g)(j)	$703,647	$28,146
3.893%, 10/25/2013 (g)	2,835,929	2,273,876
0.000%, 10/13/2038 (g)(j)	962,937	784,793
0.000%, 10/25/2038 (g)(j)	5,614,772	19,697
0.000%, 10/25/2038 (g)(j)	5,614,772	177,314
3.893%, 10/25/2038 (g)	260,000	153,269
3.893%, 10/25/2038 (g)	217,000	111,894
3.893%, 10/25/2038 (g)	255,000	99,298
3.893%, 10/25/2038 (g)	118,000	18,719
5.000%, 10/25/2038 (g)	160,000	10,932
5.000%, 10/25/2038 (g)	229,000	30,464
5.000%, 10/25/2038 (g)	89,000	9,606
5.000%, 10/25/2038 (g)	87,000	7,563
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $8,918,600)		$6,488,249

CONVERTIBLE BONDS - 0.95%
Auto Components - 0.95%
Standard Motor Products, Inc.
6.750%, 07/15/2009 (i)	780,000	717,600
TOTAL CONVERTIBLE BONDS (Cost $758,817)		$717,600

CORPORATE BONDS - 69.44%
Airlines - 0.52%
American Airlines, Inc.
10.610%, 03/04/2010 (i)	500,000	396,250
Apparel Retail - 0.39%
Rafaella Apparel Group, Inc.
11.250%, 06/15/2011	509,000	297,765
Auto Components - 4.04%
Cooper-Standard Automotive, Inc.
8.375%, 12/15/2014	1,000,000	735,000
Keystone Automotive Operations, Inc.
9.750%, 11/01/2013	1,000,000	480,000
Lear Corp.
8.750%, 12/01/2016	1,000,000	780,000
Metaldyne Corp.
11.000%, 06/15/2012	2,000,000	540,000
10.000%, 11/01/2013	1,000,000	520,000
Total Auto Components		3,055,000

Building Materials - 0.78%
Ply Gem Industries, Inc.
9.000%, 02/15/2012	1,000,000	587,500
Chemicals - 1.97%
Momentive Performance Materials, Inc.
11.500%, 12/01/2016	2,000,000	1,490,000

Underlying Funds Trust
Deep Value Hedged Income - 1 Portfolio
Schedule of Investments
June 30, 2008 (Unaudited)

	Principal
	Amount	Value
Commercial Banks - 1.38%
PBB LPN Issuance Ltd. for Probusinessbank
8.750%, 09/23/2008	$1,060,000	$1,043,938
Commercial Services & Supplies - 2.03%
Aleris International, Inc.
10.000%, 12/15/2016	1,000,000	732,500
Koosharem Corp.
8.200%, 07/01/2014 (g)	1,085,000	803,579
Total Commercial Services & Supplies		1,536,079

Computers & Electronics - 0.65%
Viasystems, Inc.
10.500%, 01/15/2011	500,000	493,750
Computers & Electronics Retail - 0.59%
Intcomex, Inc.
11.750%, 01/15/2011	500,000	447,500
Consumer Durables - 0.85%
Ames True Temper, Inc.
10.000%, 07/15/2012	1,000,000	640,000
Consumer Finance - 1.43%
Discover Financial Services
3.316%, 06/11/2010 (b)	750,000	641,412
Ford Motor Credit Co., LLC
9.750%, 09/15/2010	500,000	435,941
Total Consumer Finance		1,077,353

Containers & Packaging - 4.41%
Berry Plastic Holdings Corp.
10.250%, 03/01/2016	1,000,000	750,000
Caraustar Industries, Inc.
7.375%, 06/01/2009	1,000,000	875,000
Constar International, Inc.
11.000%, 12/01/2012	292,000	160,600
Portola Packaging, Inc.
8.250%, 02/01/2012	1,314,000	670,140
Solo Cup Co.
8.500%, 02/15/2014	1,000,000	875,000
Total Containers & Packaging		3,330,740

Diversified Telecommunications - 4.17%
Primus Telecommunications IHC, Inc.
14.250%, 05/20/2011 (f)(g)	3,500,000	3,153,054
Electrical Equipment - 1.24%
Coleman Cable, Inc.
9.875%, 10/01/2012	1,000,000	940,000

Underlying Funds Trust
Deep Value Hedged Income - 1 Portfolio
Schedule of Investments
June 30, 2008 (Unaudited)

	Principal
	Amount	Value
Food & Staples Retailing - 1.29%
Duane Reade, Inc.
9.750%, 08/01/2011	$350,000	$313,250
Rite Aid Corp.
8.625%, 03/01/2015	1,000,000	662,500
Total Food & Staples Retailing		975,750

Food Products - 0.63%
Dole Food Co., Inc.
8.625%, 05/01/2009	500,000	476,250
Health Care Equipment & Supplies - 1.21%
Accellent, Inc.
10.500%, 12/01/2013	1,000,000	915,000
Health Care Providers & Services - 1.17%
Select Medical Corp.
11.259%, 09/15/2015 (b)	1,000,000	885,000
Hotels Restaurants & Leisure - 5.14%
Buffets, Inc.
12.500%, 11/01/2014 (d)	1,000,000	15,000
Denny's Holdings, Inc.
10.000%, 10/01/2012	500,000	485,000
Harrahs Operating Co., Inc.
5.500%, 07/01/2010	500,000	446,875
Inn of the Mountain Gods Resort & Casino
12.000%, 11/15/2010	500,000	430,000
Landrys Restaurants, Inc.
9.500%, 12/15/2014	250,000	245,000
Real Mex Restaurants, Inc.
10.000%, 04/01/2010	500,000	480,000
The Restaurant Co.
10.000%, 10/01/2013	1,000,000	645,000
Silverleaf Resorts, Inc.
8.000%, 04/01/2010	1,200,000	1,134,000
Total Hotels Restaurants & Leisure		3,880,875

Household Durables - 1.02%
TOUSA, Inc.
9.000%, 07/01/2010 (d)	1,000,000	570,000
Waterford Wedgwood PLC
9.875%, 12/01/2010	500,000	196,807
Total Household Durables		766,807

Household Products - 1.09%
Spectrum Brands, Inc.
11.250%, 10/02/2013	1,000,000	820,000
IT Services - 0.95%
Unisys Corp.
6.875%, 03/15/2010	750,000	716,250

Underlying Funds Trust
Deep Value Hedged Income - 1 Portfolio
Schedule of Investments
June 30, 2008 (Unaudited)

	Principal
	Amount	Value
Machinery - 3.26%
Fantuzzi Finance SA
10.750%, 07/16/2008 (g)	$596,000	$883,502
Luxfer Holdings
11.330%, 02/06/2012 (g)	80,000	134,028
Milacron Escrow Corp.
11.500%, 05/15/2011	1,000,000	745,000
Wolverine Tube, Inc.
10.500%, 04/01/2009	750,000	697,500
Total Machinery		2,460,030

Media - 6.48%
American Media Operations, Inc.
10.250%, 05/01/2009	2,000,000	1,610,000
10.250%, 05/01/2009 (c)	36,360	29,270
Charter Comm. Holdings I LLC/Charter Comm. Holdings I Capital Corp.
13.500%, 01/15/2014 (b)	1,000,000	710,000
11.750%, 05/15/2014 (b)	1,000,000	610,000
Knight Ridder, Inc.
7.125%, 06/01/2011	750,000	671,250
T4/Halcyon Loan
15.000%, 05/04/2010 (f)(g)	871,075	890,135
Vertis, Inc.
10.875%, 06/15/2009 (d)	1,000,000	375,000
Total Media		4,895,655

Metals & Mining - 1.02%
Neenah Foundary Corp.
9.500%, 01/01/2017	1,000,000	770,000
Multi-line Retail - 1.23%
Brookstone Co, Inc.
12.000%, 10/15/2012	1,000,000	930,000
Oil, Gas & Consumable Fuels - 2.36%
Callon Petroleum Co.
9.750%, 12/08/2010	500,000	492,500
National Coal Corp.
10.500%, 12/15/2010	750,000	720,000
Transmeridian Exploration, Inc.
12.000%, 12/15/2010	750,000	573,750
Total Oil, Gas & Consumable Fuels		1,786,250

Paper & Forest Products - 0.31%
Tembec Industries, Inc. Term Loan
0.000%, 02/28/2012 (f)(g)	250,000	236,943
Paper Products - 0.31%
Cellu Tissue Holdings, Inc.
9.750%, 03/15/2010	250,000	237,500

Underlying Funds Trust
Deep Value Hedged Income - 1 Portfolio
Schedule of Investments
June 30, 2008 (Unaudited)

	Principal
	Amount	Value
Publishing - 0.61%
The Sheridan Group, Inc.
10.250%, 08/15/2011	$500,000	$460,000
Real Estate Investment Trusts - 0.60%
iStar Financial, Inc.
5.375%, 04/15/2010	500,000	450,000
Road & Rail - 0.45%
Quality Distribution LLC/QD Capital Corp.
9.000%, 11/15/2010	500,000	337,500
Semiconductor & Semiconductor Equipment - 3.06%
Amkor Technology, Inc.
7.750%, 05/15/2013	1,000,000	927,500
Freescale Semiconductor, Inc.
10.125%, 12/15/2016	1,000,000	762,500
Spansion LLC
11.250%, 01/15/2016 (c)	1,000,000	620,000
Total Semiconductor & Semiconductor Equipment		2,310,000

Special Purpose Entity - 0.68%
Winterhaven Finance BV
8.750%, 12/11/2008 (g)	500,000	510,233
Specialty Retail - 2.66%
Burlington Coat Factory Warehouse Corp.
11.125%, 04/15/2014	1,000,000	810,000
Claires Stores, Inc.
9.625%, 06/01/2015	1,000,000	425,000
Linens 'n Things, Inc.
10.981%, 01/15/2014 (b)(d)	1,000,000	330,000
Remington Arms Co., Inc.
10.500%, 02/01/2011	448,000	441,280
Total Specialty Retail		2,006,280

Telecommunication Services - 0.25%
Securus Technologies, Inc.
11.000%, 09/01/2011	250,000	187,500
Textiles, Apparel & Luxury Goods - 0.50%
GFSI, Inc.
11.000%, 06/01/2011 (b)(c)	65,000	61,750
Industrias Unidas
8.750%, 03/26/2009 (g)	310,000	312,794
Total Textiles, Apparel & Luxury Goods		374,544

Thrifts & Mortgage Finance - 0.65%
Countrywide Home Loans, Inc.
6.250%, 04/15/2009	500,000	492,540
Transportation Equipment Manufacturing - 0.31%
USFreightways Corp.
8.500%, 04/15/2010	250,000	233,705

Underlying Funds Trust
Deep Value Hedged Income - 1 Portfolio
Schedule of Investments
June 30, 2008 (Unaudited)

	Principal
	Amount	Value
Transportation Infrastructure - 7.75%
Britannia Bulk PLC
11.000%, 12/01/2011(c)(g)	$1,000,000	$1,122,563
Dura 2nd Lien Note
0.000%, 06/25/2018 (g)	2,500,000	2,012,500
Dura Operating Corp.
0.000%, 05/03/2011 (g)	3,670,000	1,697,375
8.625%, 04/15/2012 (d)	7,579,000	303,160
J.B. Poindexter & Co., Inc.
8.750%, 03/15/2014	1,000,000	720,000
Total Transportation Infrastructure		5,855,598

TOTAL CORPORATE BONDS (Cost $67,659,163)		$52,459,139

FOREIGN NOTES/BONDS - 7.56%
Construction & Engineering - 0.18%
Autopistas del Sol SA
7.000%, 06/15/2009 (c)(g)	135,000	132,252
Electronics - 1.15%
NXP BV / NXP Funding LLC
9.500%, 10/15/2015 (f)	1,000,000	870,000
Marine - 0.68%
Ship Finance International Ltd.
8.500%, 12/15/2013	500,000	510,000
Media - 0.64%
Satelites Mexicanos SA de CV
11.446%, 12/01/2011 (b)	500,000	486,250
Oil, Gas & Consumable Fuels - 1.73%
Coalcorp Mining, Inc.
12.000%, 08/31/2011	600,000	558,000
Harvest Operations Corp.
7.875%, 10/15/2011	791,000	751,450
Total Oil, Gas & Consumable Fuels		1,309,450

Paper & Forest Products - 0.43%
Abitibi-Consolidated Co. of Canada
15.500%, 07/15/2010 (c)	412,000	323,420
Semiconductor Equipment & Products - 1.81%
MagnaChip Semiconductor SA / MagnaChip Semiconductor Finance Co.
6.875%, 12/15/2011	2,000,000	1,370,000
Transportation Infrastructure - 0.94%
Cia Latino Americana
9.000%, 12/19/2008	720,000	712,800
TOTAL FOREIGN NOTES/BONDS (Cost $6,042,432)		$5,714,172

Underlying Funds Trust
Deep Value Hedged Income - 1 Portfolio
Schedule of Investments
June 30, 2008 (Unaudited)

	Shares	Value
WARRANTS - 1.94%
T4/Halcyon Warrants
Expiration: May 2010, Exercise Price: $1.00 (a)(f)(g)	14,340	$1,465,387
TOTAL WARRANTS (Cost $0)		$1,465,387

	Contracts	Value
PURCHASED OPTIONS - 0.65%
Put Options - 0.65%
iShares Russell 2000 Index Fund
Expiration: September 2008, Exercise Price: $72.00	900	490,500
TOTAL PURCHASED OPTIONS (Cost $388,185)		$490,500

Total Investments (Cost $88,098,960) - 94.72%		$71,556,730

	Principal
	Amount	Value
REPURCHASE AGREEMENTS - 9.55%
The Bear Stearns Companies, Inc.
1.850%, dated 6/30/2008, due 07/01/2008,
repurchase price $7,213,537 (e)(h)(i)	$7,212,343	7,212,343
TOTAL REPURCHASE AGREEMENTS (Cost $7,212,343)		$7,212,343

Liabilities in Excess of Other Assets - (4.27)%		(3,224,531)
TOTAL NET ASSETS - 100.00%		$75,544,542

Footnotes

Percentages are stated as a percent of net assets.

(a) Non-income producing.
(b) Variable Rate Security. The rate shown represents the rate at June 30, 2008.
(c) Restricted security as defined in Rule 144(a) under the Securities Act of 1933. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers. At June 30, 2008, the market value of these securities total $2,289,255, which represents 3.03% of total net assets.
(d) Default or other conditions exist and security is not presently accruing income.
(e) Collateralized by U.S. Government or U.S. Government Agencies securities, U.S. Government Agency mortgage-backed securities, certificates of deposit or banker's acceptances.
(f) Illiquid Security. The market value of these securities total $8,500,890, which represents 11.25% of total net assets.
(g) Fair-valued security. The market value of these securities total $19,805,478 which represents 26.22% of total net assets.
(h) All or a portion of the shares have been committed as collateral for open short positions.
(i) All or a portion of the shares have been committed as collateral for written options.
(j) Zero Coupon Bond.

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Deep Value Hedged Income - 1 Portfolio
Schedule of Securities Sold Short
June 30, 2008 (Unaudited)

	Shares	Value
INVESTMENT COMPANIES
iShares Russell 2000 Index Fund	5,000	$345,150
TOTAL INVESTMENT COMPANIES (Proceeds $370,943)		$345,150
	Principal
	Amount	Value
CORPORATE BONDS
Station Casinos, Inc.
6.50%, 02/01/2014	$1,000,000	575,000
TOTAL CORPORATE BONDS (Proceeds $690,063)		$575,000

Total Securities Sold Short (Proceeds $1,061,006)		$920,150

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Deep Value Hedged Income - 1 Portfolio
Schedule of Written Options
June 30, 2008 (Unaudited)

	Contracts	Value
PUT OPTIONS
iShares Russell 2000 Index Fund
Expiration: September 2008, Exercise Price: $63.00	900	$146,700
Total Options Written (Premiums received $141,314)		$146,700

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Distressed Securities & Special Situations - 1 Portfolio
Schedule of Investments
June 30, 2008 (Unaudited)

	Shares	Value
COMMON STOCKS - 41.80%
Air Freight & Logistics - 0.26%
Cargojet Income Fund	27,174	$269,421
Auto Components - 3.16%
Dana Holding Corp. (a)	11,018	58,947
Exide Technologies (a)	46,228	774,781
Fuel Systems Solutions, Inc. (a)	34,672	1,334,872
The Goodyear Tire & Rubber Co. (a)	44,752	797,928
Hayes Lemmerz International, Inc. (a)	92,455	262,572
Total Auto Components		3,229,100

Building Products - 0.31%
Owens Corning, Inc. (a)	13,867	315,474
Chemicals - 6.38%
Chemtura Corp.	134,778	787,104
GenTek, Inc. (a)	116,755	3,139,542
Rockwood Holdings, Inc. (a)	8,232	286,474
Solutia, Inc. (a)	92,415	1,184,760
Texas Petrochemicals, Inc. (a)(e)	20,300	366,415
WR Grace & Co. (a)	32,099	754,005
Total Chemicals		6,518,300

Commercial Services & Supplies - 4.80%
BFI Canada Income Fund	20,454	464,563
The Brink's Co.	42,308	2,767,789
Cornell Cos., Inc. (a)	30,100	725,711
Corrections Corp. of America (a)	29,198	802,069
The Geo Group Inc. (a)	5,124	115,290
GeoEye, Inc. (a)	1,900	33,649
Total Commercial Services & Supplies		4,909,071

Construction & Engineering - 1.80%
Foster Wheeler Ltd. (a)	13,290	972,164
KBR, Inc.	24,906	869,468
Total Construction & Engineering		1,841,632

Consumer Finance - 0.35%
EZCORP, Inc. - Class A (a)	28,405	362,164
Diversified Financial Services - 0.01%
Adelphia Recovery Trust (a)	175,044	8,752
Diversified Telecommunication Services - 0.06%
Primus Telecommunications Group, Inc. (a)	189,700	64,498
Energy Equipment & Services - 1.47%
Halliburton Co.	15,750	835,853
Noble Corp.	6,342	411,976
North American Energy Partners, Inc. (a)	8,400	182,112
Tenaris SA - ADR	924	68,838
Total Energy Equipment & Services		1,498,779

Underlying Funds Trust
Distressed Securities & Special Situations - 1 Portfolio
Schedule of Investments
June 30, 2008 (Unaudited)

	Shares	Value
Food & Staples Retailing - 0.13%
Wal-Mart Stores, Inc.	2,394	$134,543
Gas Utilities - 0.04%
Star Gas Partners LP (a)	15,000	41,850
Hotels Restaurants & Leisure - 0.71%
Center Cut Hospitality, Inc. (a)(e)	14,800	404,780
Empire Resorts, Inc. (a)	6,250	18,312
Lodgian, Inc. (a)	38,726	303,225
Total Hotels Restaurants & Leisure		726,317

Household Durables - 0.29%
WKI Holding Co, Inc. (a)(e)(f)	26,473	296,146
Independent Power Producers & Energy Traders - 1.73%
Mirant Corp. (a)	22,037	862,749
NRG Energy, Inc. (a)	21,145	907,120
Total Independent Power Producers & Energy Traders		1,769,869

Internet & Catalog Retail - 0.55%
IAC/InterActiveCorp. (a)	28,963	558,407
IT Services - 1.37%
Fidelity National Information Services, Inc.	19,521	720,520
VeriFone Holdings, Inc. (a)	56,507	675,259
Total IT Services		1,395,779

Machinery - 1.14%
EnPro Industries, Inc. (a)	27,143	1,013,520
Trinity Industries, Inc.	4,367	151,491
Total Machinery		1,165,011

Media - 2.39%
Deutsche Bank Mexicosa SA (a)(e)(f)	2,181	90,863
Fisher Communications, Inc. (a)	48,522	1,671,098
Time Warner Cable, Inc. - Class A (a)	25,511	675,531
Total Media		2,437,492

Metals & Mining - 0.12%
Ormet Corp. (a)(e)	15,000	119,250
Oil, Gas & Consumable Fuels - 8.13%
Anadarko Petroleum Corp.	12,000	898,080
Elk Horn Coal Member Units (a)(e)(f)	1,139,645	683,787
Exxon Mobil Corp.	2,100	185,073
International Coal Group Inc. (a)	124,823	1,628,940
Linn Energy LLC - Units	31,763	789,311
Petroquest Energy, Inc. (a)	40,688	1,094,507
Pioneer Natural Resources Co.	13,592	1,063,982
Rosetta Resources, Inc. (a)	12,750	363,375
Talisman Energy, Inc.	23,688	524,215
Valero Energy Corp.	4,600	189,428
Williams Cos., Inc.	21,840	880,370
Total Oil, Gas & Consumable Fuels		8,301,068

Underlying Funds Trust
Distressed Securities & Special Situations - 1 Portfolio
Schedule of Investments
June 30, 2008 (Unaudited)

	Shares	Value
Paper & Forest Products - 0.28%
Tembec, Inc. (a)	42,749	$146,731
Tembec, Inc. (a)(d)(e)	40,850	140,213
Total Paper & Forest Products		286,944

Personal Products - 0.40%
Chattem, Inc. (a)	6,300	409,815
Real Estate Investment Trusts - 3.35%
Huntingdon Real Estate Investment Trust	1,704,550	3,426,819
Real Estate Management & Development - 1.78%
IAT Air Cargo Facilities Income Fund	271,026	1,820,661
Software - 0.33%
Microsoft Corp.	12,115	333,284
Specialty Retail - 0.46%
Eddie Bauer Holdings, Inc. (a)	112,107	465,244
Transportation Infrastructure - 0.00%
Sea Containers Ltd. (a)	7,500	382
TOTAL COMMON STOCKS (Cost $43,448,343)		$42,706,072

INVESTMENT COMPANIES - 2.07%
Gabelli Global Deal Fund	93,976	1,457,568
UltraShort QQQ ProShares	2,250	100,867
UltraShort Real Estate ProShares	2,180	228,900
WesternOne Equity Income Fund	67,410	323,928
TOTAL INVESTMENT COMPANIES (Cost $2,077,536)		$2,111,263

CONVERTIBLE PREFERRED STOCKS - 0.00%
Media - 0.00%
ION Media Networks, Inc. (a)(d)	2	760
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $0)		$760

	Principal
	Amount	Value
CONVERTIBLE BONDS - 0.93%
Biotechnology - 0.20%
Cell Therapeutics, Inc.
4.000%, 07/01/2010 (e)	$1,000,000	$200,000
Energy Equipment & Services - 0.05%
Friede Goldman Halter, Inc.
4.500%, 09/15/2004 (e)(f)(g)	750,000	45,726
Household Durables - 0.04%
WCI Communities, Inc.
4.000%, 08/05/2023 (g)	54,000	44,550
Semiconductor & Semiconductor Equipment - 0.64%
Jazz Technologies, Inc.
8.000%, 12/31/2011 (d)(e)	350,000	232,750
8.000%, 12/31/2011 (e)	640,000	425,600
Total Semiconductor & Semiconductor Equipment		658,350

TOTAL CONVERTIBLE BONDS (Cost $1,554,612)		$948,626

Underlying Funds Trust
Distressed Securities & Special Situations - 1 Portfolio
Schedule of Investments
June 30, 2008 (Unaudited)

	Principal
	Amount	Value
CORPORATE BONDS - 24.05%
Airlines - 4.06%
Hawaiian Airlines, Inc. Term Loan B
9.000%, 03/11/2011 (e)(f)	$3,500,000	$3,488,225
US Airways Term Loan L+250
17.060%, 03/23/2014 (i)	1,000,000	660,630
Total Airlines		4,148,855

Auto Components - 1.52%
Cooper-Standard Automotive, Inc.
8.375%, 12/15/2014	1,500,000	1,102,500
Dana Corp.
6.500%, 03/15/2008 (f)(g)	300,000	10,365
Delphi Corp.
6.500%, 08/15/2013 (g)	180,000	37,575
Dura Operating Corp.
9.000%, 05/01/2009 (g)	150,000	150
Metaldyne Corp.
11.000%, 06/15/2012	1,500,000	405,000
Total Auto Components		1,555,590

Automobiles - 0.29%
Chrysler Corp. Term Loan B1 L+400
25.15%, 08/03/2013 (f)(i)	568,568	300,423
Chemicals - 0.34%
Solutia, Inc. Term Loan L+500 (3.50 Floor)
10.210%, 02/28/2014 (i)	357,750	347,912
Commercial Services & Supplies - 0.54%
American Color Graphics, Inc.
10.000%, 06/15/2010 (e)(g)	247,000	81,510
Quebecor Dip Term Loan L+500 (L Floor-3.25%)
8.160%, 07/17/2009 (i)	157,655	157,734
Quebecor Revolver
0.000%, 12/31/2050 (f)(h)	380,000	314,694
Total Commercial Services & Supplies		553,938

Communications Equipment - 0.84%
Telcordia Technologies, Inc.
6.463%, 07/15/2012 (b)(d)	1,000,000	862,500
Consumer Finance - 0.67%
Ford Motor Term Loan L+300
12.320%, 11/29/2013 (i)	851,589	686,491

Underlying Funds Trust
Distressed Securities & Special Situations - 1 Portfolio
Schedule of Schedule of Investments
June 30, 2008 (Unaudited)

	Principal
	Amount	Value
Diversified Financial Services - 1.52%
Capmark Bridge Loan L+70
16.180%, 03/23/2009 (f)(i)	$653,780	$624,464
Capmark Financial Group, Inc.
3.746%, 05/10/2010 (b)	570,000	439,385
First Data Corp. Term Loan B3 L+275
8.420%, 05/31/2014 (i)	533,250	492,312
Total Diversified Financial Services		1,556,161

Diversified Telecommunication Services - 2.01%
Iridium LLC/Capital Corp.
14.000%, 07/12/2005 (g)	225,000	1,406
Primus Telecommunications Group, Inc.
8.000%, 01/15/2014	860,000	275,200
Primus Telecommunications Group, Inc. Term Loan B
9.800%, 02/18/2011 (e)(f)	1,989,717	1,780,674
Total Diversified Telecommunication Services		2,057,280

Food Manufacturers - 1.02%
Merisant Co. Term Loan L+350
12.310%, 01/11/2050 (f)(i)	549,651	519,419
Merisant Co.
9.500%, 07/15/2013 (b)	312,000	234,000
Swift Term Loan L+275
12.380%, 05/06/2014 (i)	360,000	282,985
Total Food Manufacturers		1,036,404

Health Care Providers & Services - 0.85%
HCA, Inc. Term Loan A L+225
8.400%, 11/18/2012 (i)	352,322	329,598
HCA, Inc. Term Loan B L+275
7.680%, 11/01/2013 (i)	295,500	277,232
Interactive Health LLC/Interactive Health Finance Corp.
7.250%, 04/01/2011(d)	662,000	264,800
Total Health Care Providers & Services		871,630

Hotels Restaurants & Leisure - 0.31%
Buffet's Synthetic Letter of Credit L+725
0.000%, 05/01/2013 (f)(h)	63,000	37,769
Buffet's Term Loan L+725
0.000%, 01/22/2009 (f)(h)	471,620	282,743
Total Hotels Restaurants & Leisure		320,512

Household Durables - 0.31%
K. Hovnanian Enterprises, Inc.
6.500%, 01/15/2014	480,000	312,000
Independent Power Producers & Energy Traders - 0.02%
Calpine Generating Co. LLC
10.576%, 04/01/2010 (g)	450,000	23,625

Underlying Funds Trust
Distressed Securities & Special Situations - 1 Portfolio
Schedule of Investments
June 30, 2008 (Unaudited)

	Principal
	Amount	Value
Media - 0.49%
Adelphia Communications Corp.
10.250%, 11/01/2006 (g)	$182,000	$14,560
Charter Comm. Holdings II LLC/Charter Comm. Holdings II Capital Corp.
10.250%, 09/15/2010	500,000	483,750
Total Media		498,310

Paper & Forest Products - 0.34%
Tembec Industries, Inc. Term Loan L+7.00% (Base Rate +6.00%)
13.160%, 06/01/2012 (f)(i)	365,500	342,611
Personal Products - 0.27%
Revlon, Inc. Term Loan L+400
10.780%, 01/15/2012 (i)	299,250	275,062
Semiconductor & Semiconductor Equipment - 0.39%
Spansion LLC
6.201%, 06/01/2013 (b)(d)	550,000	401,500
Specialty Retail - 4.31%
Amscan Holdings, Inc.
8.750%, 05/01/2014	500,000	445,000
Broder Brothers Co.
11.250%, 10/15/2010 (b)(e)	5,800,000	3,929,500
MAAX Corp.
9.750%, 06/15/2012 (e)(g)	600,000	12,000
PCA LLC/PCA Finance Corp.
11.875%, 08/01/2009 (e)(g)	311,000	12,253
Total Specialty Retail		4,398,753

Textiles, Apparel & Luxury Goods - 3.28%
GFSI, Inc.
11.000%, 06/01/2011 (b)(d)(e)	1,653,000	1,570,350
Unifi, Inc.
11.500%, 05/15/2014	2,100,000	1,774,500
Total Textiles, Apparel & Luxury Goods		3,344,850

Thrifts & Mortgage Finance - 0.20%
Residential Capital LLC
6.375%, 06/30/2010	480,000	201,600
Tobacco - 0.47%
North Atlantic Trading, Inc.
9.250%, 03/01/2012 (e)	300,000	182,250
10.000%, 03/01/2012 (d)(e)	350,000	294,000
Total Tobacco		476,250

TOTAL CORPORATE BONDS (Cost $27,748,339)		$24,572,257

FOREIGN NOTES/BONDS - 0.96%
Commercial Services & Supplies - 0.19%
Quebecor World Capital Corp.
6.125%, 11/15/2013 (g)	540,000	197,100

Underlying Funds Trust
Distressed Securities & Special Situations - 1 Portfolio
Schedule of Investments
June 30, 2008 (Unaudited)

	Principal
	Amount	Value
Paper & Forest Products - 0.50%
Abitibi-Consolidated, Inc.
8.500%, 08/01/2029	$1,380,000	$510,600
Semiconductor & Semiconductor Equipment - 0.20%
MagnaChip Semiconductor SA
8.610%, 12/15/2011 (b)	300,000	202,500
Transportation Infrastructure - 0.07%
Sea Containers Ltd.
10.750%, 10/15/2006 (e)(g)	150,000	72,000
TOTAL FOREIGN NOTES/BONDS (Cost $1,316,908)		$982,200

	Shares	Value
WARRANTS - 0.04%

Brazil Ethanol, Inc.(a)(d)(e)	14,550	36,375
Solutia, Inc.(a)	1,705	1,279
Transforma Acquisition Group, Inc.(a)	23,000	6,094
TOTAL WARRANTS (Cost $43,398)		$43,748

	Contracts	Value
PURCHASED OPTIONS - 0.52%
Call Options- 0.01%
Chattem, Inc.
Expiration: July 2008, Exercise Price: $65.00	21	7,980
Put Options - 0.51%
General Motors Corp.
Expiration: January 2009, Exercise Price: $30.00	45	85,950
SPDR Trust Series 1
Expiration: July 2008, Exercise Price: $132.00	378	187,110
Expiration: July 2008, Exercise Price: $133.00	462	247,170
Total Put Options		520,230

TOTAL PURCHASED OPTIONS (Cost $174,162)		$528,210

Total Investments (Cost $76,363,298) - 70.37%		$71,893,136

Underlying Funds Trust
Distressed Securities & Special Situations - 1 Portfolio
Schedule of Investments
June 30, 2008 (Unaudited)

	Principal
	Amount	Value
REPURCHASE AGREEMENTS - 27.70%
The Bear Stearns Companies, Inc.
1.850%, dated 6/30/2008, due 07/01/2008,
repurchase price $28,302,116 (c)(j)(k)	$28,297,552	28,297,552
TOTAL REPURCHASE AGREEMENTS (Cost $28,297,552)		$28,297,552

Other Assets in Excess of Liabilities - 1.93%		1,969,239
TOTAL NET ASSETS - 100.00%		$102,159,927

Footnotes

Percentages are stated as a percent of net assets.

ADR American Depository Receipt
(a) Non-income producing.
(b) Variable Rate Security. The rate shown represents the rate at June 30, 2008.
(c) Collateralized by U.S. Government or U.S. Government Agencies securities, U.S. Government Agency mortgage-backed securities, certificates of deposit or banker's acceptances.
(d) Restricted security as defined in Rule 144(a) under the Securities Act of 1933. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers. At June 30, 2008, the market value of these securities total $3,803,248, which represents 3.72% of total net assets.
(e) Illiquid Security. The market value of these securities total $14,464,667, which represents 14.16% of total net assets.
(f) Fair-valued security. The market value of these securities total $8,817,909, which represents 8.63% of total net assets.
(g) Default or other conditions exist and security is not presently accruing income.
(h) Zero Coupon Bond.
(i) Effective yield is listed.
(j) All or a portion of the shares have been committed as collateral for open short positions.
(k) All or a portion of the shares have been committed as collateral for written options.

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Distressed Securities & Special Situations - 1 Portfolio
Schedule of Securities Sold Short
June 30, 2008 (Unaudited)

	Shares	Value
COMMON STOCKS
American Capital Strategies Ltd.	11,750	$279,297
Arkansas Best Corp.	1,700	62,288
Capital One Financial Corp.	33,120	1,258,891
Cullen/Frost Bankers, Inc.	3,360	167,496
JB Hunt Transport Services, Inc.	10,170	338,458
JC Penney Co., Inc.	30,510	1,107,208
Knight Transportation, Inc.	19,415	355,295
New Century Financial Corp.	3,312	46
Redwood Trust, Inc.	3,832	87,331
Spectrum Brands, Inc.	3,000	7,650
Werner Enterprises, Inc.	18,500	343,730
Williams-Sonoma, Inc.	24,963	495,266
TOTAL COMMON STOCKS (Proceeds $5,353,566)		$4,502,956

INVESTMENT COMPANIES
iShares CDN S&P/TSX Capped REIT Index Fund	22,000	280,906
iShares Russell 2000 Index Fund	9,040	624,031
iShares Russell 2000 Value Index Fund	2,350	150,400
iShares S&P Mid Cap 400 Index Fund	4,500	366,750
Oil Service HOLDRs Trust	1,360	301,934
Retail HOLDRs Trust	4,080	362,712
TOTAL INVESTMENT COMPANIES (Proceeds $2,015,528)		$2,086,733

	Principal
	Amount	Value
CORPORATE BONDS
Avis Budget Car Rent LLC / Avis Budget Finance, Inc.
7.625%, 05/15/2014	$190,000	$152,000
Community Health Systems, Inc.
8.875%, 07/15/2015	380,000	382,375
Healthsouth Corp.
10.750%, 06/15/2016	380,000	408,500
Kaiser Aluminum & Chemical Corp.
12.75%, 02/01/2003 (a)(b)	1,157,000	—
MGM Mirage
5.875%, 02/27/2014	190,000	153,900
TOTAL CORPORATE BONDS (Proceeds $1,200,721)		$1,096,775

Total Securities Sold Short (Proceeds $8,569,815)		$7,686,464

(a) Fair-valued security.
(b) Default or other conditions exist and security is not presently accruing income.

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Distressed Securities & Special Situations - 1 Portfolio
Schedule of Options Written
June 30, 2008 (Unaudited)

	Contracts	Value
CALL OPTIONS
Chattem, Inc.
Expiration: July 2008, Exercise Price: $70.00	63	$11,088
Exxon Mobil Corp.
Expiration: July 2008, Exercise Price: $90.00	21	2,373
Noble Corp.
Expiration: July 2008, Exercise Price: $65.00	63	17,010
North American Energy Partners, Inc.
Expiration: July 2008, Exercise Price: $20.00	84	13,860
UltraShort Real Estate ProShares
Expiration: July 2008, Exercise Price: $115.00	21	6,090
Total Call Options		$50,421

PUT OPTIONS
Calpine Corp.
Expiration: July 2008, Exercise Price: $22.50	100	5,500
Chattem, Inc.
Expiration: July 2008, Exercise Price: $60.00	21	1,890
Corrections Corp. of America
Expiration: July 2008, Exercise Price: $25.00	63	630
Halliburton Co.
Expiration: July 2008, Exercise Price: $47.50	63	1,512
Expiration: July 2008, Exercise Price: $50.00	42	2,310
KBR, Inc.
Expiration: July 2008, Exercise Price: $35.00	21	2,782
Linn Energy LLC
Expiration: July 2008, Exercise Price: $22.50	67	502
Expiration: July 2008, Exercise Price: $25.00	8	640
Mirant Corp.
Expiration: July 2008, Exercise Price: $40.00	21	3,675
Noble Corp.
Expiration: July 2008, Exercise Price: $60.00	21	1,628
Expiration: July 2008, Exercise Price: $62.50	42	6,300
Expiration: July 2008, Exercise Price: $65.00	42	10,500
NRG Energy, Inc.
Expiration: July 2008, Exercise Price: $42.50	21	1,785
SPDR Trust Series 1
Expiration: July 2008, Exercise Price: $123.00	378	37,800
Expiration: July 2008, Exercise Price: $125.00	462	68,839
Talisman Energy Inc.
Expiration: July 2008, Exercise Price: $20.00	21	441
Expiration: July 2008, Exercise Price: $22.50	11	1,265
The Brink's Co.
Expiration: July 2008, Exercise Price: $65.00	21	3,412
The Geo Group Inc.
Expiration: July 2008, Exercise Price: $22.50	67	16,750
The Goodyear Tire & Rubber Co.
Expiration: July 2008, Exercise Price: $20.00	21	5,040
Expiration: July 2008, Exercise Price: $22.50	42	18,900

Underlying Funds Trust
Distressed Securities & Special Situations - 1 Portfolio
Schedule of Options Written
June 30, 2008 (Unaudited)

Contracts	Value
Valero Energy Corp.
Expiration: July 2008, Exercise Price: $50.00	21	$18,690
Williams Cos., Inc.
Expiration: July 2008, Exercise Price: $37.50	21	578
Total Put Options		$211,369
Total Options Written (Premiums received $168,906)		$261,790

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Energy and Natural Resources - 1 Portfolio
Schedule of Investments
June 30, 2008 (Unaudited)

	Shares	Value
COMMON STOCKS - 62.47%
Chemicals - 3.59%
Hanfeng Evergreen, Inc. (a)	22,860	$293,680
Migao Corp. (a)	60,000	496,617
Neo Material Technologies, Inc. (a)	150,000	647,249
Total Chemicals		1,437,546

Energy Equipment & Services - 0.87%
Hanwei Energy Services Corp. (a)	100,000	350,103

Metals & Mining - 17.71%
Aurelian Resources, Inc. (a)	60,000	331,862
Capstone Mining Corp. (a)	100,000	384,427
Commerce Resources Corp. (a)	500,000	318,721
Dynasty Metals & Mining, Inc. (a)	140,000	627,440
El Nino Ventures, Inc. (a)	500,000	93,750
First Metals, Inc. (a)	600,000	547,220
Geodex Minerals Ltd. (a)	700,000	412,300
Grande Cache Coal Corp. (a)	60,000	504,266
High Desert Gold Corp. (a)	1,000,000	169,168
Major Drilling Group International, Inc. (a)	6,000	294,204
Mercator Minerals Ltd. (a)	56,500	674,321
NEMI Northern Energy & Mining, Inc. - Class A (a)	240,000	397,764
Phoscan Chemical Corp. (a)	505,500	981,553
Silverstone Resources Corp. (a)	100,000	259,880
South American Silver Corp. (a)	500,000	178,974
Tournigan Energy Ltd. (a)	428,500	391,006
Western Canadian Coal Corp. (a)	60,000	527,214
Total Metals & Mining		7,094,070

Oil, Gas & Consumable Fuels - 35.81%
Aeroquest International Ltd. (a)	154,000	309,601
Alliance Holdings GP LP	10,000	298,100
Alliance Resource Partners LP	6,000	334,080
Atlas Energy Resources LLC	6,000	228,900
Boardwalk Pipeline Partners LP	10,000	234,900
BreitBurn Energy Partners LP	14,000	302,820
Calumet Specialty Products Partners LP	20,000	287,200
Calvalley Petroleums, Inc. (a)	189,720	794,454
Capital Product Partners LP	13,000	257,920
Carnarvon Petroleum Ltd. (a)	820,000	416,631
Constellation Energy Partners LLC	15,000	310,950
Copano Energy LLC	7,000	236,250
Cue Resources Ltd. (a)	400,000	176,523
Duncan Energy Partners LP	13,000	234,520
Eagle Rock Energy Partners LP	17,000	278,120
El Paso Pipeline Partners LP	11,000	227,150
Energy Transfer Partners LP	6,000	260,820
Enterprise Products Partners LP	8,000	236,320

Underlying Funds Trust
Energy and Natural Resources - 1 Portfolio
Schedule of Investments
June 30, 2008 (Unaudited)

	Shares	Value
Epsilon Energy Ltd. (a)	60,000	$470,727
EV Energy Partner LP	11,000	321,970
Falcon Oil & Gas Ltd. (a)	800,000	894,381
Genesis Energy LP	14,000	258,300
Harvest Energy Trust - Units	12,000	288,720
Hathor Exploration Ltd. (a)	250,000	630,087
Kinder Morgan Energy Partners LP	5,000	278,650
K-Sea Transportation Partners LP	8,000	254,960
Legacy Reserves LP	12,000	297,720
Linn Energy LLC - Units	11,000	273,350
Magellan Midstream Holdings LP	11,000	247,500
Magellan Midstream Partners LP	6,000	213,540
Natural Resource Partners LP	8,000	329,600
NuStar Energy LP	5,000	236,950
Oilex Ltd. (a)	315,000	258,189
ONEOK Partners LP	4,000	223,600
Pan Orient Energy Corp. (a)	30,000	300,088
Pengrowth Energy Trust	13,000	261,430
Penn Virginia GP Holdings LP	9,000	295,200
Penn Virginia Resources Partners LP	10,000	270,800
Plains All American Pipeline LP	6,000	270,660
Provident Energy Trust	22,000	251,460
Riversdale Mining Ltd. (a)	55,000	622,693
SemGroup Energy Partners LP	10,000	253,400
Targa Resources Partners LP	11,000	253,550
TEPPCO Partners LP	7,000	232,330
Western Gas Partners LP (a)	26,000	438,100
Total Oil, Gas & Consumable Fuels		14,353,214

Paper & Forest Products - 4.49%
Cathay Forest Products Corp. (a)	645,500	690,002
China Grand Forestry Resources Group Ltd. (a)	5,300,000	462,160
Shanghai Songrui Forestry Products, Inc. (a)(c)	600,000	647,249
Total Paper & Forest Products		1,799,411

TOTAL COMMON STOCKS (Cost $25,866,179)		$25,034,344

INVESTMENT COMPANIES - 34.80%
BearLinx Alerian MLP Select Index ETN	262,000	8,376,140
Kayne Anderson MLP Investment Co.	99,000	2,716,560
Tortoise Energy Capital Corp.	113,000	2,853,250
TOTAL INVESTMENT COMPANIES (Cost $14,422,112)		$13,945,950

Total Investments (Cost $40,288,291) - 97.27%		$38,980,294

Underlying Funds Trust
Energy and Natural Resources - 1 Portfolio
Schedule of Investments
June 30, 2008 (Unaudited)

	Principal
	Amount	Value
REPURCHASE AGREEMENTS - 2.80%
The Bear Stearns Companies, Inc.
1.850%, dated 6/30/2008, due 07/01/2008,
repurchase price $1,123,991 (b)	$1,123,836	$1,123,836
TOTAL REPURCHASE AGREEMENTS (Cost $1,123,836)		$1,123,836

Liabilities in Excess of Other Assets - (0.07)%		(27,975)
TOTAL NET ASSETS - 100.00%		$40,076,155

Footnotes

Percentages are stated as a percent of net assets.

(a) Non-income producing.
(b) Collateralized by U.S. Government or U.S. Government Agencies securities, U.S. Government Agency mortgage-backed securities, certificates of deposit or banker's acceptances.
(c) Illiquid Security. The market value of these securities total $647,249, which represents 1.62% of total net assets.

The accompanying notes are an integral part of these financial statements

Underlying Funds Trust
Equity Options Overlay - 1 Portfolio
Schedule of Investments
June 30, 2008 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.75%
Aerospace & Defense - 2.52%
Boeing Co. (e)	4,300	$282,596
General Dynamics Corp. (e)	1,900	159,980
Goodrich Corp. (e)	800	37,968
Honeywell International, Inc. (e)	8,400	422,352
Lockheed Martin Corp. (e)	1,900	187,454
Precision Castparts Corp. (e)	2,700	260,199
Total Aerospace & Defense		1,350,549

Auto Components - 0.83%
The Goodyear Tire & Rubber Co. (a)(e)	25,000	445,750
Automobiles - 0.24%
Ford Motor Co. (a)(e)	26,900	129,389
Beverages - 0.84%
Anheuser-Busch Cos., Inc. (e)	1,500	93,180
The Coca-Cola Co. (e)	2,500	129,950
PepsiCo, Inc. (e)	3,600	228,924
Total Beverages		452,054

Biotechnology - 0.49%
Genentech, Inc. (a)(e)	3,500	265,650
Capital Markets - 1.11%
The Blackstone Group LP (e)	5,800	105,618
The Charles Schwab Corp. (e)	6,649	136,570
The Goldman Sachs Group, Inc. (e)	950	166,155
State Street Corp. (e)	2,900	185,571
Total Capital Markets		593,914

Chemicals - 1.03%
Airgas, Inc. (e)	2,500	145,975
Monsanto Co. (e)	2,400	303,456
Nalco Holding Co. (e)	4,900	103,635
Total Chemicals		553,066

Commercial Banks - 0.04%
Bank of the Ozarks, Inc. (e)	1,300	19,318
Commercial Services & Supplies - 1.99%
The Brink's Co. (e)	10,000	654,200
Cintas Corp. (e)	5,700	151,107
FTI Consulting, Inc. (a)(e)	1,800	123,228
Republic Services, Inc. (e)	4,800	142,560
Total Commercial Services & Supplies		1,071,095

Commercial Supplies & Services - 0.01%
Huron Consulting Group, Inc. (a)(e)	155	7,028

Underlying Funds Trust
Equity Options Overlay - 1 Portfolio
Schedule of Investments
June 30, 2008 (Unaudited)

Shares	Value
Communications Equipment - 3.64%
Cisco Systems, Inc. (a)(e)	49,300	$1,146,718
Corning, Inc. (e)	35,000	806,750
Total Communications Equipment		1,953,468

Computers & Peripherals - 4.79%
Apple, Inc. (a)(e)	3,450	577,668
Dell, Inc. (a)(e)	25,000	547,000
Hewlett-Packard Co. (e)	9,900	437,679
International Business Machines Corp. (e)	4,500	533,385
Seagate Technology (e)	25,000	478,250
Total Computers & Peripherals		2,573,982

Consumer Finance - 0.15%
American Express Co. (e)	2,100	79,107
Diversified Consumer Services - 1.99%
H&R Block, Inc. (a)(e)	50,000	1,070,000
Diversified Financial Services - 1.20%
JPMorgan Chase & Co. (e)	3,600	123,516
KKR Financial Holdings LLC (e)	49,500	519,750
Total Diversified Financial Services		643,266

Diversified Telecommunication Services - 4.74%
AT&T, Inc. (e)	28,900	973,641
Fairpoint Communications, Inc. (e)	256	1,846
Verizon Communications, Inc. (e)	44,400	1,571,760
Total Diversified Telecommunication Services		2,547,247

Electric Utilities - 0.70%
Duke Energy Corp. (e)	12,400	215,512
The Empire District Electric Co. (e)	8,600	159,444
Total Electric Utilities		374,956

Electrical Equipment - 0.74%
Emerson Electric Co. (e)	4,900	242,305
Medis Technologies Ltd. (a)(e)	30,000	101,100
SunPower Corp. - Class A (a)(e)	300	21,594
Yingli Green Energy Holdings Co. Ltd. - ADR (a)(e)	2,000	31,840
Total Electrical Equipment		396,839

Electronic Equipment & Instruments - 1.19%
Flextronics International Ltd. (a)(e)	34,700	326,180
Tyco Electronics Ltd. (e)	8,800	315,216
Total Electronic Equipment & Instruments		641,396

Underlying Funds Trust
Equity Options Overlay - 1 Portfolio
Schedule of Investments
June 30, 2008 (Unaudited)

Shares	Value
Energy Equipment & Services - 1.71%
Helix Energy Solutions Group, Inc. (a)(e)	3,400	$141,576
Noble Corp. (e)	3,800	246,848
Schlumberger Ltd. (e)	3,600	386,748
Transocean, Inc. (a)(e)	950	144,770
Total Energy Equipment & Services		919,942

Food & Staples Retailing - 1.27%
CVS Caremark Corp. (e)	12,700	502,539
The Kroger Co. (e)	6,200	178,994
Total Food & Staples Retailing		681,533

Food Products - 1.69%
ConAgra Foods, Inc. (e)	14,100	271,848
Corn Products International, Inc. (e)	2,700	132,597
General Mills, Inc.(e)	1,800	109,386
Hain Celestial Group, Inc. (a)(e)	1,800	42,264
Kellogg Co. (e)	2,600	124,852
Unilever NV - ADR (e)	7,900	224,360
Total Food Products		905,307

Health Care Equipment & Supplies - 2.25%
Alcon, Inc. (e)	1,200	195,348
Covidien Ltd. (e)	5,700	272,973
Medtronic, Inc. (e)	5,400	279,450
St. Jude Medical, Inc. (a)(e)	3,300	134,904
Stryker Corp. (e)	3,900	245,232
Zimmer Holdings, Inc. (a)(e)	1,200	81,660
Total Health Care Equipment & Supplies		1,209,567

Health Care Providers & Services - 4.63%
Aetna, Inc. (e)	7,400	299,922
Cardinal Health, Inc. (e)	4,000	206,320
Express Scripts, Inc. (a)(e)	5,100	319,872
Health Grades, Inc. (a)(c)	122,594	550,447
Humana, Inc. (a)(e)	20,000	795,400
McKesson Corp. (e)	5,600	313,096
Total Health Care Providers & Services		2,485,057

Hotels Restaurants & Leisure - 1.53%
McDonald's Corp. (e)	7,900	444,138
MGM Mirage (a)(e)	2,595	87,945
Royal Caribbean Cruises Ltd. (e)	9,700	217,959
Ruth's Chris Steak House, Inc. (a)(e)	3,030	15,695
Wyndham Worldwide Corp. (e)	3,000	53,730
Total Hotels Restaurants & Leisure		819,467

Underlying Funds Trust
Equity Options Overlay - 1 Portfolio
Schedule of Investments
June 30, 2008 (Unaudited)

Shares	Value
Household Durables - 0.81%
Newell Rubbermaid, Inc. (e)	6,400	$107,456
Tupperware Brands Corp. (e)	9,500	325,090
Total Household Durables		432,546

Household Products - 1.46%
Clorox Co. (e)	1,400	73,080
Energizer Holdings, Inc. (a)(e)	2,800	204,652
Procter & Gamble Co. (e)	8,300	504,723
Total Household Products		782,455

Independent Power Producers & Energy Traders - 0.96%
Dynegy, Inc. - Class A (a)(e)	60,000	513,000
Industrial Conglomerates - 3.38%
General Electric Co. (e)	54,200	1,446,598
Textron, Inc. (e)	2,400	115,032
Tyco International Ltd. (e)	6,300	252,252
Total Industrial Conglomerates		1,813,882

Insurance - 6.53%
ACE Ltd. (e)	3,100	170,779
American Independence Corp. (a)(c)	26,000	166,400
American International Group, Inc. (e)	2,000	52,920
Berkshire Hathaway, Inc. (a)(e)	90	361,080
Genworth Financial, Inc. - Class A (e)	12,400	220,844
HCC Insurance Holdings, Inc. (e)	45,000	951,300
Independence Holding Co. (c)	63,500	620,395
MetLife, Inc. (e)	7,200	379,944
Prudential Financial, Inc. (e)	3,900	232,986
The Travelers Companies, Inc. (e)	6,600	286,440
XL Capital Ltd. - Class A (e)	3,000	61,680
Total Insurance		3,504,768

Internet Software & Services - 1.09%
Google, Inc. - Class A (a)(e)	830	436,929
Yahoo!, Inc. (a)(e)	7,300	150,818
Total Internet Software & Services		587,747

Life Sciences Tools & Services - 0.84%
Millipore Corp. (a)(e)	3,800	257,868
Thermo Fisher Scientific, Inc. (a)(e)	3,500	195,055
Total Life Sciences Tools & Services		452,923

Machinery - 1.42%
Dover Corp. (e)	4,800	232,176
ITT Corp. (e)	2,400	151,992
Joy Global, Inc. (e)	5,000	379,150
Total Machinery		763,318

Underlying Funds Trust
Equity Options Overlay - 1 Portfolio
Schedule of Investments
June 30, 2008 (Unaudited)

Shares	Value
Media - 1.38%
CBS Corp. (a)(e)	8,000	$244,320
Time Warner, Inc. (e)	25,000	370,000
The Walt Disney Co. (e)	4,000	124,800
Total Media		739,120

Metals & Mining - 0.35%
BHP Billiton Ltd. - ADR (e)	2,200	187,418
Multiline Retail - 2.30%
JC Penney Co., Inc. (e)	1,700	61,693
Kohl's Corp. (a)(e)	2,600	104,104
Target Corp. (e)	23,000	1,069,270
Total Multiline Retail		1,235,067

Oil, Gas & Consumable Fuels - 3.52%
Chevron Corp. (e)	900	89,217
ConocoPhillips (e)	800	75,512
El Paso Corp. (e)	20,000	434,800
Exxon Mobil Corp. (e)	5,300	467,089
Plains Exploration & Production Co. (a)(e)	3,924	286,334
Total SA - ADR (e)	4,000	341,080
Warren Resources, Inc. (a)(e)	13,300	195,244
Total Oil, Gas & Consumable Fuels		1,889,276

Personal Products - 0.33%
Avon Products, Inc. (e)	5,000	180,100
Pharmaceuticals - 12.65%
Abbott Laboratories (e)	7,300	386,681
Bristol-Myers Squibb Co. (e)	72,600	1,490,478
Johnson & Johnson (e)	5,300	341,002
Merck & Co., Inc. (e)	30,000	1,130,700
Novartis AG - ADR (e)	2,300	126,592
Pfizer, Inc. (e)	65,000	1,135,550
Schering-Plough Corp. (e)	50,000	984,500
Wyeth (e)	25,000	1,199,000
Total Pharmaceuticals		6,794,503

Road & Rail - 4.33%
CSX Corp. (e)	15,000	942,150
JB Hunt Transport Services, Inc.	30,000	998,400
Kansas City Southern (a)	2,500	109,975
Union Pacific Corp.	3,600	271,800
Total Road & Rail		2,322,325

Underlying Funds Trust
Equity Options Overlay - 1 Portfolio
Schedule of Investments
June 30, 2008 (Unaudited)

Shares	Value
Semiconductor & Semiconductor Equipment - 4.57%
Applied Materials, Inc.	45,000	$859,050
Intel Corp.	55,900	1,200,732
MEMC Electronic Materials, Inc. (a)	4,400	270,776
Texas Instruments, Inc.	4,300	121,088
Total Semiconductor & Semiconductor Equipment		2,451,646

Software - 5.56%
Microsoft Corp.	51,582	1,419,021
Oracle Corp. (a)	51,500	1,081,500
Symantec Corp. (a)	25,000	483,750
Total Software		2,984,271

Specialty Retail - 4.99%
American Eagle Outfitters, Inc.	60,000	817,800
Best Buy Co., Inc.	12,400	491,040
Guess ?, Inc.	15,000	561,750
Lowe's Cos., Inc.	30,700	637,025
Staples, Inc.	7,114	168,958
Total Specialty Retail		2,676,573

Textiles, Apparel & Luxury Goods - 1.40%
Nike, Inc. - Class B	700	41,727
VF Corp.	10,000	711,800
Total Textiles, Apparel & Luxury Goods		753,527

Thrifts & Mortgage Finance - 0.14%
Countrywide Financial Corp.	18,000	76,500
Tobacco - 0.26%
Altria Group, Inc.	2,000	41,120
Philip Morris International, Inc. (a)	2,000	98,780
Total Tobacco		139,900

Wireless Telecommunication Services - 0.16%
NII Holdings, Inc. (a)	1,800	85,482
TOTAL COMMON STOCKS (Cost $57,360,623)		$53,555,294

INVESTMENT COMPANIES - 3.11%
Energy Select Sector SPDR Fund	9,200	814,016
India Fund, Inc.	1,200	42,456
Morgan Stanley China A Share Fund, Inc.	1,300	47,554
Retail HOLDRs Trust (a)	5,000	444,500
Technology Select Sector SPDR Fund	14,100	323,031
TOTAL INVESTMENT COMPANIES (Cost $1,523,225)		$1,671,557

Underlying Funds Trust
Equity Options Overlay - 1 Portfolio
Schedule of Investments
June 30, 2008 (Unaudited)

Shares	Value
WARRANTS - 0.00%
Cell Kinetics Ltd.(a)	3,500	$2,030
TOTAL WARRANTS (Cost $0)		$2,030

	Contracts	Value
PURCHASED OPTIONS - 0.30%
Call Options- 0.01%
Medis Technologies Ltd.
Expiration: October 2008, Exercise Price: $10.00	300	$3,000

Put Options- 0.29%
Altria Group, Inc.
Expiration: January 2009, Exercise Price: $75.00	20	15,000
Bristol-Myers Squibb Co.
Expiration: December 2008, Exercise Price: $22.50	200	63,000
Flextronics International Ltd.
Expiration: August 2008, Exercise Price: $10.00	180	15,480
Schering-Plough Corp.
Expiration: August 2008, Exercise Price: $15.00	1	7
The Goodyear Tire & Rubber Co.
Expiration: July 2008, Exercise Price: $20.00	250	60,000
Total Put Options		$153,487

TOTAL PURCHASED OPTIONS (Cost $162,495)		$156,487

Total Investments (Cost $59,046,343) - 103.16%		$55,385,368

	Principal
	Amount	Value
REPURCHASE AGREEMENTS - 10.40%
The Bear Stearns Companies, Inc.
1.850%, dated 6/30/2008, due 07/01/2008,
repurchase price $5,586,292 (b)(d)(e)	$5,585,358	5,585,358
TOTAL REPURCHASE AGREEMENTS (Cost $5,585,358)		$5,585,358

Liabilities in Excess of Other Assets - (13.56)%		(7,279,850)
TOTAL NET ASSETS - 100.00%		$53,690,876

Footnotes

Percentages are stated as a percent of net assets.

ADR American Depository Receipt
(a) Non-income producing.
(b) Collateralized by U.S. Government or U.S. Government Agencies securities, U.S. Government Agency mortgage-backed securities, certificates of deposit or banker's acceptances.
(c) Illiquid Security. The market value of these securities total $1,337,242, which represents 2.49% of total net assets.
(d) All or a portion of the shares have been committed as collateral for open short positions.
(e) All or a portion of the shares have been committed as collateral for written options.

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Equity Options Overlay - 1 Portfolio
Schedule of Securities Sold Short
June 30, 2008 (Unaudited)

Shares	Value
INVESTMENT COMPANIES
iShares Russell 2000 Index Fund	$30,000	$2,070,900
TOTAL INVESTMENT COMPANIES		2,070,900

Total Securities Sold Short (Proceeds $2,426,498)		$2,070,900

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Equity Options Overlay - 1 Portfolio
Schedule of Options Written
June 30, 2008 (Unaudited)

Contracts	Value
CALL OPTIONS
Abbott Laboratories
Expiration: August 2008, Exercise Price: $65.00	$28	$70
Expiration: August 2008, Exercise Price: $70.00	8	20
Expiration: November 2008, Exercise Price: $65.00	18	450
Expiration: January 2009, Exercise Price: $75.00	8	60
Expiration: February 2009, Exercise Price: $65.00	18	1,170
Aetna, Inc.
Expiration: July 2008, Exercise Price: $65.00	28	70
Expiration: January 2009, Exercise Price: $50.00	9	1,440
Expiration: January 2009, Exercise Price: $55.00	9	675
Expiration: January 2009, Exercise Price: $60.00	36	1,350
Alcon, Inc.
Expiration: January 2009, Exercise Price: $210.00	1	140
Alcon, Inc. - ADR
Expiration: November 2008, Exercise Price: $185.00	8	3,160
Expiration: January 2009, Exercise Price: $200.00	1	253
American Eagle Outfitters, Inc.
Expiration: November 2008, Exercise Price: $12.50	600	153,000
American Express Co.
Expiration: July 2008, Exercise Price: $50.00	14	35
Expiration: July 2008, Exercise Price: $70.00	18	45
Expiration: January 2009, Exercise Price: $60.00	18	630
American International Group, Inc.
Expiration: January 2009, Exercise Price: $70.00	4	10
Expiration: August 2008, Exercise Price: $60.00	18	63
AmerisourceBergen Corp.
Expiration: August 2008, Exercise Price: $55.00	18	45
Anheuser-Busch Companies, Inc.
Expiration: September 2008, Exercise Price: $55.00	14	12,740
Apple, Inc.
Expiration: July 2008, Exercise Price: $220.00	4	16
Expiration: October 2008, Exercise Price: $190.00	10	8,700
Expiration: January 2009, Exercise Price: $200.00	6	7,320
Expiration: January 2009, Exercise Price: $240.00	6	2,760
Expiration: January 2010, Exercise Price: $250.00	4	6,800
Applied Materials, Inc.
Expiration: August 2008, Exercise Price: $20.00	450	33,750
AT&T, Inc.
Expiration: July 2008, Exercise Price: $45.00	28	28
Expiration: October 2008, Exercise Price: $32.50	200	52,000
Avon Products, Inc.
Expiration: October 2008, Exercise Price: $45.00	18	270
Best Buy Co., Inc.
Expiration: January 2009, Exercise Price: $55.00	30	2,250
Expiration: September 2008, Exercise Price: $40.00	100	32,000
Expiration: September 2008, Exercise Price: $52.50	8	140

Underlying Funds Trust
Equity Options Overlay - 1 Portfolio
Schedule of Options Written
June 30, 2008 (Unaudited)

Contracts	Value
BHP Billiton Ltd. - ADR
Expiration: August 2008, Exercise Price: $80.00	6	$5,040
Expiration: August 2008, Exercise Price: $90.00	8	2,800
Expiration: January 2009, Exercise Price: $125.00	6	630
Boeing Co.
Expiration: January 2009, Exercise Price: $110.00	32	240
Expiration: January 2009, Exercise Price: $90.00	24	1,680
Bristol-Myers Squibb Co.
Expiration: December 2008, Exercise Price: $20.00	450	73,800
Cisco Systems, Inc.
Expiration: July 2008, Exercise Price: $27.50	20	60
Expiration: July 2008, Exercise Price: $35.00	18	9
Expiration: October 2008, Exercise Price: $24.00	400	54,800
Expiration: January 2009, Exercise Price: $30.00	28	1,204
Expiration: January 2009, Exercise Price: $35.00	18	198
Expiration: January 2009, Exercise Price: $37.50	24	96
Corning, Inc.
Expiration: November 2008, Exercise Price: $22.50	350	95,550
Covidien Ltd.
Expiration: October 2008, Exercise Price: $45.00	8	3,840
CSX Corp.
Expiration: August 2008, Exercise Price: $55.00	150	130,200
CVS Caremark Corp.
Expiration: August 2008, Exercise Price: $45.00	36	810
Expiration: January 2009, Exercise Price: $45.00	26	4,368
Dell, Inc.
Expiration: August 2008, Exercise Price: $17.50	250	115,000
Dover Corp.
Expiration: September 2008, Exercise Price: $50.00	9	2,160
Expiration: January 2009, Exercise Price: $50.00	18	6,840
Expiration: January 2009, Exercise Price: $60.00	16	1,520
Dynegy, Inc.
Expiration: September 2008, Exercise Price: $7.50	500	66,250
El Paso Corp.
Expiration: July 2008, Exercise Price: $17.00	200	95,000
Emerson Electric Co.
Expiration: January 2009, Exercise Price: $65.00	26	1,170
Energizer Holdings, Inc.
Expiration: November 2008, Exercise Price: $90.00	13	2,470
Energy Select Sector SPDR Fund
Expiration: January 2010, Exercise Price: $125.00	18	6,120
Express Scripts Inc.
Expiration: August 2008, Exercise Price: $95.00	12	60
Ford Motor Co.
Expiration: August 2008, Exercise Price: $5.00	269	13,719
FTI Consulting, Inc.
Expiration: January 2009, Exercise Price: $80.00	18	8,820

Underlying Funds Trust
Equity Options Overlay - 1 Portfolio
Schedule of Options Written
June 30, 2008 (Unaudited)

Contracts	Value
Genentech, Inc.
Expiration: January 2009, Exercise Price: $85.00	12	$4,080
Expiration: January 2009, Exercise Price: $90.00	22	4,620
General Dynamics Corp.
Expiration: August 2008, Exercise Price: $100.00	8	80
Expiration: January 2009, Exercise Price: $100.00	8	1,240
General Electric Co.
Expiration: September 2008, Exercise Price: $27.50	400	44,800
General Mills, Inc.
Expiration: January 2009, Exercise Price: $65.00	18	3,420
Google, Inc. - Class A
Expiration: September 2008, Exercise Price: $620.00	3	2,940
Expiration: September 2008, Exercise Price: $700.00	6	1,212
Expiration: January 2009, Exercise Price: $710.00	6	6,420
Guess?, Inc.
Expiration: September 2008, Exercise Price: $35.00	150	78,750
H&R Block, Inc.
Expiration: October 2008, Exercise Price: $17.50	500	245,000
HCC Insurance Holdings, Inc.
Expiration: August 2008, Exercise Price: $22.50	200	11,500
Helix Energy Solutions Group, Inc.
Expiration: September 2008, Exercise Price: $45.00	19	3,847
Hewlett-Packard Co.
Expiration: August 2008, Exercise Price: $55.00	36	180
Expiration: January 2009, Exercise Price: $60.00	10	350
Honeywell International, Inc.
Expiration: December 2008, Exercise Price: $65.00	18	900
Expiration: January 2009, Exercise Price: $80.00	10	50
Humana, Inc.
Expiration: August 2008, Exercise Price: $40.00	200	62,000
Intel Corp.
Expiration: January 2009, Exercise Price: $27.50	48	2,256
Expiration: July 2008, Exercise Price: $19.00	500	150,000
Expiration: July 2008, Exercise Price: $25.00	24	120
Expiration: October 2008, Exercise Price: $25.00	24	1,392
Expiration: January 2009, Exercise Price: $40.00	18	36
International Business Machines Corp.
Expiration: July 2008, Exercise Price: $130.00	18	504
Expiration: October 2008, Exercise Price: $140.00	16	1,520
Expiration: January 2009, Exercise Price: $150.00	14	1,400
ITT Corp.
Expiration: July 2008, Exercise Price: $70.00	18	90
Expiration: October 2008, Exercise Price: $70.00	18	2,880
JB Hunt Transport Services, Inc.
Expiration: August 2008, Exercise Price: $30.00	300	138,000
JC Penney Co, Inc.
Expiration: August 2008, Exercise Price: $50.00	18	180
Expiration: January 2009, Exercise Price: $50.00	16	1,840

Underlying Funds Trust
Equity Options Overlay - 1 Portfolio
Schedule of Options Written
June 30, 2008 (Unaudited)

Contracts	Value
Joy Global, Inc.
Expiration: July 2008, Exercise Price: $65.00	50	$56,750
JPMorgan Chase & Co.
Expiration: December 2008, Exercise Price: $50.00	18	864
Kansas City Southern
Expiration: September 2008, Exercise Price: $45.00	8	2,560
Expiration: January 2009, Exercise Price: $50.00	18	5,940
Kellogg Co.
Expiration: September 2008, Exercise Price: $55.00	14	210
Expiration: January 2009, Exercise Price: $50.00	14	3,430
KKR Financial Holdings LLC
Expiration: August 2008, Exercise Price: $10.00	495	50,738
Kohl's Corp.
Expiration: July 2008, Exercise Price: $50.00	12	120
Expiration: January 2009, Exercise Price: $60.00	14	840
Lowe's Cos., Inc.
Expiration: July 2008, Exercise Price: $20.00	250	31,250
Expiration: October 2008, Exercise Price: $30.00	18	180
Expiration: January 2009, Exercise Price: $35.00	40	300
McDonald's Corp.
Expiration: December 2008, Exercise Price: $70.00	21	788
Medtronic, Inc.
Expiration: January 2009, Exercise Price: $60.00	28	2,800
MEMC Electronic Materials, Inc.
Expiration: July 2008, Exercise Price: $100.00	16	40
Expiration: January 2009, Exercise Price: $100.00	4	510
Expiration: January 2009, Exercise Price: $105.00	10	925
Expiration: January 2009, Exercise Price: $115.00	8	380
Expiration: January 2009, Exercise Price: $125.00	4	110
Merck & Co., Inc.
Expiration: October 2008, Exercise Price: $32.50	300	174,000
MetLife, Inc.
Expiration: September 2008, Exercise Price: $75.00	18	90
Expiration: January 2009, Exercise Price: $70.00	36	2,070
MGM Mirage
Expiration: September 2008, Exercise Price: $70.00	18	135
Microsoft Corp.
Expiration: July 2008, Exercise Price: $27.50	400	33,200
Expiration: January 2009, Exercise Price: $40.00	28	182
Millipore Corp.
Expiration: July 2008, Exercise Price: $75.00	10	75
Expiration: July 2008, Exercise Price: $80.00	36	180
Expiration: January 2009, Exercise Price: $80.00	10	1,450
Expiration: January 2009, Exercise Price: $90.00	8	2,000
Monsanto Co.
Expiration: October 2008, Exercise Price: $150.00	20	10,600
NII Holdings, Inc.
Expiration: January 2009, Exercise Price: $50.00	12	6,840

Underlying Funds Trust
Equity Options Overlay - 1 Portfolio
Schedule of Options Written
June 30, 2008 (Unaudited)

Contracts	Value
Nike, Inc. - Class B
Expiration: July 2008, Exercise Price: $75.00	7	$17
Noble Corp. - ADR
Expiration: September 2008, Exercise Price: $60.00	38	31,920
Oracle Corp.
Expiration: September 2008, Exercise Price: $25.00	28	560
Expiration: January 2009, Exercise Price: $22.50	340	56,780
PepsiCo, Inc.
Expiration: January 2009, Exercise Price: $75.00	18	1,260
Pfizer, Inc.
Expiration: December 2008, Exercise Price: $17.50	500	57,000
Expiration: December 2008, Exercise Price: $20.00	146	5,986
Plains Exploration & Production Co.
Expiration: January 2009, Exercise Price: $85.00	8	5,000
Expiration: January 2010, Exercise Price: $105.00	10	7,450
Precision Castparts Corp.
Expiration: December 2008, Exercise Price: $140.00	8	1,280
Expiration: December 2008, Exercise Price: $145.00	12	1,470
Retail HOLDRs Trust
Expiration: July 2008, Exercise Price: $85.00	50	22,500
Rockwell Collins, Inc.
Expiration: July 2008, Exercise Price: $70.00	12	30
Royal Caribbean Cruises Ltd. - ADR
Expiration: September 2008, Exercise Price: $55.00	16	40
Expiration: January 2009, Exercise Price: $50.00	18	180
Expiration: January 2009, Exercise Price: $55.00	28	140
Expiration: January 2009, Exercise Price: $60.00	18	90
Expiration: January 2010, Exercise Price: $40.00	28	3,640
Schering-Plough Corporation
Expiration: August 2008, Exercise Price: $17.50	500	128,750
Schlumberger Ltd. - ADR
Expiration: August 2008, Exercise Price: $120.00	18	2,970
Expiration: January 2009, Exercise Price: $120.00	8	6,080
Expiration: January 2009, Exercise Price: $145.00	12	2,790
Seagate Technology
Expiration: September 2008, Exercise Price: $17.50	250	62,500
St. Jude Medical, Inc.
Expiration: July 2008, Exercise Price: $50.00	18	45
Expiration: January 2009, Exercise Price: $55.00	10	350
Expiration: January 2009, Exercise Price: $60.00	10	100
Staples, Inc.
Expiration: January 2009, Exercise Price: $27.50	42	5,565
Symantec Corp.
Expiration: October 2008, Exercise Price: $17.50	250	68,750
SYSCO Corp.
Expiration: August 2008, Exercise Price: $32.50	18	180
Target Corp.
Expiration: July 2008, Exercise Price: $45.00	230	73,600

Underlying Funds Trust
Equity Options Overlay - 1 Portfolio
Schedule of Options Written
June 30, 2008 (Unaudited)

Contracts	Value
Texas Instruments, Inc.
Expiration: July 2008, Exercise Price: $35.00	16	$16
Expiration: July 2008, Exercise Price: $37.50	26	26
Expiration: July 2008, Exercise Price: $40.00	18	18
Expiration: October 2008, Exercise Price: $37.50	18	180
Textron, Inc.
Expiration: September 2008, Exercise Price: $65.00	11	110
The Blackstone Group LP
Expiration: December 2008, Exercise Price: $25.00	18	720
Expiration: January 2009, Exercise Price: $25.00	18	900
Expiration: January 2009, Exercise Price: $30.00	18	270
The Brink's Co.
Expiration: September 2008, Exercise Price: $60.00	100	83,000
The Charles Schwab Corp.
Expiration: December 2008, Exercise Price: $25.00	14	1,190
The Coca-Cola Co.
Expiration: August 2008, Exercise Price: $70.00	10	25
The Goldman Sachs Group, Inc.
Expiration: October 2008, Exercise Price: $230.00	4	484
Expiration: January 2009, Exercise Price: $240.00	6	1,470
Expiration: January 2009, Exercise Price: $250.00	10	1,600
The Goodyear Tire & Rubber Co.
Expiration: July 2008, Exercise Price: $20.00	250	7,500
The Walt Disney Co.
Expiration: July 2008, Exercise Price: $35.00	28	252
Expiration: October 2008, Exercise Price: $37.50	26	910
Thermo Fisher Scientific, Inc.
Expiration: September 2008, Exercise Price: $65.00	14	385
Time Warner, Inc.
Expiration: October 2008, Exercise Price: $14.00	250	38,125
Transocean, Inc. - ADR
Expiration: August 2008, Exercise Price: $160.00	8	4,496
Expiration: August 2008, Exercise Price: $190.00	4	250
Unilever NV - ADR
Expiration: January 2009, Exercise Price: $35.00	14	560
Union Pacific Corp.
Expiration: November 2008, Exercise Price: $82.50	16	7,200
Expiration: January 2009, Exercise Price: $77.50	16	11,760
Verizon Communications, Inc.
Expiration: July 2008, Exercise Price: $52.50	13	32
Expiration: October 2008, Exercise Price: $32.50	300	108,000
Expiration: January 2009, Exercise Price: $40.00	2	214
VF Corp.
Expiration: August 2008, Exercise Price: $65.00	100	76,500
Wyeth
Expiration: July 2008, Exercise Price: $40.00	250	175,000
XL Capital Ltd. - Class A - ADR
Expiration: January 2009, Exercise Price: $50.00	18	315

Underlying Funds Trust
Equity Options Overlay - 1 Portfolio
Schedule of Options Written
June 30, 2008 (Unaudited)

Contracts	Value
Yahoo!, Inc.
Expiration: January 2009, Exercise Price: $35.00	6	$78
Expiration: January 2010, Exercise Price: $35.00	46	3,818
Yingli Green Energy Holdings Co. Ltd. - ADR
Expiration: September 2008, Exercise Price: $30.00	18	360
Expiration: January 2009, Exercise Price: $30.00	18	2,205
Total Options Written (Premiums received $4,184,143)		$3,252,070

ADR - American Depository Receipt

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Global Hedged Income - 1 Portfolio
Schedule of Investments
June 30, 2008 (Unaudited)

Shares	Value
COMMON STOCKS - 17.27%
Beverages - 0.63%
Grupo Modelo SAB de CV	$100,000	$502,952
Capital Markets - 0.99%
Gulf Finance House EC - ADR (a)	20,000	785,000
Commercial Banks - 0.48%
Banco Latinoamericano de Exportaciones SA	23,400	378,846
Construction Materials - 0.69%
Holcim Philippines, Inc.	4,500,000	551,286
Diversified Telecommunication Services - 3.15%
Chunghwa Telecom Co. Ltd. - ADR	36,363	922,529
Telecomunicacoes de Sao Paulo SA	30,000	843,900
Telekomunikasi Indonesia Tbk PT - ADR	23,000	741,750
Total Diversified Telecommunication Services		2,508,179

Electric Utilities - 2.67%
Cia Energetica de Minas Gerais	20,404	500,918
CPFL Energia SA - ADR	15,000	1,025,400
Light SA	42,000	602,583
Total Electric Utilities		2,128,901

Independent Power Producers & Energy Traders - 2.67%
AES Tiete SA - ADR	96,000	1,001,952
Datang International Power Generation Co. Ltd. (a)	500,000	296,875
Tractebel Energia SA - ADR	11,000	826,470
Total Independent Power Producers & Energy Traders		2,125,297

Metals & Mining - 2.11%
Impala Platinum Holdings Ltd.	14,200	560,383
Usinas Siderurgicas de Minas Gerais SA - ADR	22,500	1,115,735
Total Metals & Mining		1,676,118

Paper & Forest Products - 0.67%
Votorantim Celulose e Papel SA - ADR	20,000	534,200
Semiconductors & Semiconductor Equipment - 0.82%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (a)	60,000	654,600
Wireless Telecommunication Services - 2.39%
America Movil SAB de CV - Series L - ADR	13,000	685,750
Philippine Long Distance Telephone Co. - ADR	15,000	801,300
SK Telecom Co. Ltd. - ADR (a)	20,000	415,400
Total Wireless Telecommunication Services		1,902,450

TOTAL COMMON STOCKS (Cost $12,784,160)		$13,747,829

PREFERRED STOCKS - 3.02%
Beverages - 0.40%
Cia de Bebidas das Americas	5,000	316,750
Metals & Mining - 1.16%
Cia Vale do Rio Doce	31,000	925,040

Underlying Funds Trust
Global Hedged Income - 1 Portfolio
Schedule of Investments
June 30, 2008 (Unaudited)

Shares	Value
Oil, Gas & Consumable Fuels - 1.46%
Petroleo Brasileiro SA - ADR		20,000	$1,159,000
TOTAL PREFERRED STOCKS (Cost $1,539,929)			$2,400,790

		Principal
		Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 2.27%
Panama Canal Railway Co.
7.000%, 11/01/2026 (f)	US	2,000,000	1,810,000
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $2,000,000)			$1,810,000

CORPORATE BONDS - 67.56%
Airlines - 1.46%
TAM Capital, Inc.
7.375%, 04/25/2017	US	1,500,000	1,160,625
Beverages - 1.17%
Cerveceria Nacional Dominicana C por A
16.000%, 03/27/2012 (f)	US	1,000,000	935,000
Capital Goods - 1.88%
Ranhill Labuan Ltd.
12.500%, 10/26/2011 (f)	US	2,000,000	1,500,000
Capital Markets - 1.13%
Morgan Stanley
10.090%, 05/03/2017 (Coupon and Redemption paid in US$ at the BRL/US$ exchange rate) (c)(i)	BRL	2,000,000	898,260
Chemicals - 1.66%
Braskem Finance Ltd.
7.250%, 06/05/2018	US	500,000	495,000
FertiNitro Finance, Inc.
8.290%, 04/01/2020	US	1,000,000	825,200
Total Chemicals			1,320,200

Commercial Banks - 20.49%
African Development Bank
10.000%, 05/22/2009 (f)	GH	4,622,500,000	391,971
Banco ABN AMRO Real SA
16.200%, 02/22/2010 (Interest linked to BZFXPTAX Index)	BRL	800,000	509,014
Banco Bradesco SA
14.800%, 01/04/2010 (Interest linked to BZFXPTAX Index)	BRL	700,000	445,387
Banco Credito Del Peru
6.950%, 11/07/2021 (f)	US	500,000	503,750
Banco de Credito del Peru
7.170%, 10/15/2022 (b)(f)	PEN	5,605,000	1,864,232
BanColombia SA
6.875%, 05/25/2017	US	1,000,000	987,500
BankBoston Banco Multiplo SA
17.200%, 07/01/2008 (Interest linked to BZFXPTAX Index)	BRL	1,100,000	688,647
HSBC Bank PLC (Intercity)
10.000%, 05/29/2012 (Credit linked to Ekim Turizm Ticaret ve Sanayi as de 2012)(f)(i)	EUR	900,000	1,360,330
Kazkommerts Finance 2 BV for JSC Kazkommertsbank
8.500%, 06/13/2017 (b)	US	500,000	387,900

Underlying Funds Trust
Global Hedged Income - 1 Portfolio
Schedule of Investments
June 30, 2008 (Unaudited)

Principal
Amount	Value
Orient Express Finance for Vostochny Express Bank
9.875%, 07/03/2009 (f)	RUB	25,000,000	$1,044,569
Royal Bank of Scotland Plc for Ritzio International Ltd.
10.000%, 07/27/2010 (f)	US	2,500,000	2,350,000
Standard Bank PLC
12.000%, 03/09/2009 (Credit linked to Banco Central de la Republica Dominicana)(f)(i)	US	523,030	487,767
0.000%, 05/15/2009 (Coupon and Redemption linked to a basket of currencies)(f)(h)(i)	US	1,000,000	987,600
11.000%, 06/09/2009 (Credit linked to MNT. Coupon and redemption linked to MTN/US$ FX rate Series 635))(f)(i)	US	1,000,000	1,000,000
16.000%, 08/06/2009 (Credit linked to Dominican Republic due 8/7/2009. Coupon and redemption linked to	US	2,064,897	1,889,100
DOP/YSD FX rate Series 569)(f)(i)
6.350%, 09/15/2011 (Credit linked to Hidroelectica el Chocon S.A. Series 325)(f)(g)(i)	US	500,000	465,000
2.811%, 09/15/2011 (Credit linked to Hidroelectica el Chocon S.A. Series 324)(f)(g)(i)	US	500,000	465,000
Transcredit Finance PLC for JSC Transcreditbank
7.000%, 05/16/2010	US	500,000	485,640
Total Commercial Banks			16,313,407

Consumer Electronics - 0.10%
HD Capital SA for Profilo Telra Elektronik Sanayi Ve Ticaret AS
10.750%, 12/07/2011 (d)(f)	EUR	500,000	78,723
Containers & Packaging - 0.66%
Corp Durango SAB de CV
10.500%, 10/05/2017	US	1,000,000	527,500
Diversifed Financial Services - 0.56%
TNK-BP Finance SA
6.625%, 03/20/2017	US	500,000	442,500
Electric Utilities - 3.12%
AES Panama SA
6.350%, 12/21/2016	US	500,000	500,373
Empresa Distribuidora Y Comercializadora Norte
10.500%, 10/09/2017	US	1,750,000	1,470,000
Israel Electric Corp. Ltd.
7.250%, 01/15/2019	US	500,000	510,381
Total Electric Utilities			2,480,754

Finance/Banks - 3.73%
North Korean Debt Corp.
11.000%, 03/12/2010 (d)(e)(f)	CHF	4,000,000	1,018,061
Renaissance Consumer Funding Ltd. for Renaissance Capital
9.500%, 06/27/2010	US	1,364,000	1,294,299
Salta Hydrocarbon Royalty Trust
11.550%, 12/28/2012 (e)(f)	US	714,488	657,329
Total Finance/Banks			2,969,689

Food Products - 1.83%
SA Fabrica de Produtos Alimenticios Vigor
9.250%, 02/23/2017	US	500,000	478,125
Sadia Overseas Ltd.
6.875%, 05/24/2017	US	1,000,000	981,500
Total Food Products			1,459,625

Underlying Funds Trust
Global Hedged Income - 1 Portfolio
Schedule of Investments
June 30, 2008 (Unaudited)

Principal
Amount	Value
Gas Utilities - 0.63%
Xinao Gas Holdings Ltd.
7.375%, 08/05/2012	US	500,000	$502,361
Hotels, Restaurants & Leisure - 1.09%
Cap Cana SA
9.625%, 11/03/2013	US	1,000,000	870,000
Household Durables - 0.74%
Desarrollos Metropolitan SA de CV
10.875%, 05/09/2017 (c)	US	1,000,000	590,000
Industrial Conglomerates - 0.63%
Grupo Kuo Sab De CV
9.750%, 10/17/2017 (c)	US	500,000	504,250
Industrial Machinery - 3.68%
Lupatech Finance Ltd.
9.875%, 07/29/2049	US	3,000,000	2,930,250
Media - 0.54%
Groupo Televisa SA
8.490%, 05/11/2037	MXN	5,400,000	429,281
Metals & Mining - 7.06%
Altos Hornos de Mexico SA de CV
11.375%, 04/30/2002 (d)	US	1,200,000	732,000
Bemax Resources Ltd.
9.375%, 07/15/2014 (f)	US	1,500,000	1,290,000
CII Carbon LLC
11.125%, 11/15/2015	US	250,000	246,250
Citic Resources
6.750%, 05/15/2014	US	2,000,000	1,885,000
Evraz Group SA
8.875%, 04/24/2013	US	1,000,000	995,670
KazakhGold Group Ltd.
9.375%, 11/06/2013	US	500,000	468,250
Total Metals & Mining			5,617,170

Oil, Gas & Consumable Fuels - 2.48%
Gaz Capital SA
8.146%, 04/11/2018	US	1,000,000	1,028,274
6.510%, 03/07/2022	US	500,000	440,610
KazMunaiGaz Finance Sub BV
9.125%, 07/02/2018	US	500,000	504,125
Total Oil, Gas & Consumable Fuels			1,973,009

Primary Metal Manufacturing - 0.63%
GTL Trade Finance, Inc.
7.250%, 10/20/2017	US	500,000	501,355
Real Estate Management & Development - 3.41%
Agile Property Holdings Ltd.
9.000%, 09/22/2013	US	750,000	645,179
China Properties Group Ltd.
9.125%, 05/04/2014	US	500,000	342,890

Underlying Funds Trust
Global Hedged Income - 1 Portfolio
Schedule of Investments
June 30, 2008 (Unaudited)

Principal
Amount	Value
IRSA Inversiones y Representaciones SA
8.500%, 02/02/2017	US	1,000,000	$370,000
8.500%, 02/02/2017 (c)	US	1,000,000	370,000
Teorema Holding Ltd.
11.000%, 10/27/2009 (f)	US	1,000,000	985,000
Total Real Estate Management & Development			2,713,069

Shipping - 1.21%
Marfrig Overseaas Ltd.
9.625%, 11/16/2016	US	1,000,000	960,000
Special Purpose Entity - 1.78%
EEB International Ltd.
8.750%, 10/31/2014	US	500,000	530,000
Leighton Finance International
7.875%, 05/16/2011	US	1,000,000	890,437
Total Special Purpose Entity			1,420,437

Telecommunications - 3.93%
Southern Telecommunications Co.
9.000%, 06/04/2013 (f)	RUB	23,600,000	1,004,310
Tricom SA
11.375%, 09/01/2004 (d)(e)	US	1,300,000	650,000
VIP Finance Ireland Ltd. for OJSC Vimpel Communications
9.125%, 04/30/2018	US	1,500,000	1,470,000
Total Telecommunications			3,124,310

Trading Companies & Distributors - 0.62%
Noble Group Ltd.
8.500%, 05/30/2013	US	500,000	492,500
Transportation - 1.34%
TGI International Ltd.
9.500%, 10/03/2017	US	1,000,000	1,068,750
TOTAL CORPORATE BONDS (Cost $58,479,604)			$53,783,025

FOREIGN GOVERNMENT NOTE/BONDS - 5.68%
Arab Republic of Egypt
8.750%, 07/18/2012	EGP	2,000,000	366,846
Colombia Government International Bond
8.125%, 05/21/2024	US	1,000,000	1,152,500
Gabonese Republic
8.200%, 12/12/2017	US	1,000,000	1,040,000
Indonesia Government International Bond
7.750%, 01/17/2038	US	500,000	477,021
Trinidad & Tobago Government International Bond
5.875%, 05/17/2027	US	750,000	720,000
Turkey Government Bond
0.000%, 11/26/2008	TRL	1,000,000	760,889
TOTAL FOREIGN GOVERNMENT NOTE/BONDS (Cost $4,327,527)			$4,517,256

Underlying Funds Trust
Global Hedged Income - 1 Portfolio
Schedule of Investments
June 30, 2008 (Unaudited)

Principal
Amount	Value
MORTGAGE BACKED SECURITIES - 0.50%
Real Estate Management & Development - 0.50%
Alto Palermo S A
11.000%, 06/11/2012 (c)	US	500,000	$399,375
TOTAL MORTGAGE BACKED SECURITIES (Cost $500,000)			$399,375

SHORT TERM INVESTMENTS - 2.55%
Brazil-ltn Letra Tesouro
12.171%, 07/01/2008	BRL	1,700,000	1,060,445
Mexican CETES
7.700%, 11/06/2008	MXN	10,370,000	969,375
TOTAL SHORT TERM INVESTMENTS (Cost $1,939,870)			$2,029,820

Total Investments (Cost $81,571,090) - 98.85%			$78,688,095

REPURCHASE AGREEMENTS - 4.04%
The Bear Stearns Companies, Inc.
1.850%, dated 6/30/2008, due 07/01/2008,
repurchase price $3,213,021 (b)(i)	US	3,212,499	3,212,499
TOTAL REPURCHASE AGREEMENTS (Cost $3,212,499)			$3,212,499
Liabilities in Excess of Other Assets - (2.89)%			(2,303,066)
TOTAL NET ASSETS - 100.00%			$79,597,528

Footnotes

Percentages are stated as a percent of net assets.

ADR American Depository Receipt	MXN Mexican Pesos
BRL Brazil Real	PEN Peru New Sol
CHF Swiss Francs	RUB Russian Rubble
EGP Egypt Pound	TRL Turkey Lira
EUR European Monetary Unit	US United States Dollar
GH Ghana Cedi

(a) Non-income producing.
(b) Collateralized by U.S. Government or U.S. Government Agencies securities, U.S. Government Agency mortgage-backed securities, certificates of deposit or banker's acceptances.
(c) Restricted security as defined in Rule 144(a) under the Securities Act of 1933. Purchased in a private placement transaction;
resale to the public may require registration or may extend only to qualified institutional buyers. At June 30, 2008, the market value of these securities total $2,761,885, which represents 3.47% of total net assets.
(d) Default or other conditions exist and security is not presently accruing income.
(e) Illiquid Security. The market value of these securities total $2,325,390, which represents 2.92% of total net assets.
(f) Fair-valued security. The market value of these securities total $22,087,742, which represents 27.75% of total net assets.
(g) Variable Rate Security. The rate shown represents the rate at June 30, 2008.
(h) Zero Coupon Bond.
(i) Structured Note. Investment performance is partially or wholly derived from an underlying source.
(j) All or a portion of the shares have been committed as collateral for short forward contracts and swaps.

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Global Hedged Income - 1 Portfolio
Schedule of Swap Contracts
June 30, 2008 (Unaudited)

						Unrealized
		Buy/Sell	Pay/Receive	Termination	Notional	Appreciation/
Counterparty	Reference Entity	Protection	Fixed Rate	Date	Value	(Depreciation)

CREDIT DEFAULT SWAP CONTRACTS

Goldman Sachs & Co.	iTraxx Europe HiVol Series 9 Version 1	Buy	2.60%	6/20/2013	(3,750,000)	$(120,017)

TOTAL CREDIT DEFAULT SWAP CONTRACTS						$(120,017)

INTEREST RATE SWAP CONTRACTS

Goldman Sachs & Co.	Brazilian Real		*	1/4/2010	1,700,000	(15,595)
Goldman Sachs & Co.	Mexican Peso		*	2/15/2018	10,745,545	(34,601)

TOTAL INTEREST RATE SWAP CONTRACTS						$(50,196)

TOTAL SWAP CONTRACTS						$(170,213)

* The Fund receives from the broker any appreciation on the reference entity and pays the broker any depreciation on the reference entity calculated at the end of each month.

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Deep Discount Value - 1 Portfolio
Schedule of Investments
June 30, 2008 (Unaudited)

Shares	Value
COMMON STOCKS - 87.46%
Beverages - 3.56%
Molson Coors Brewing Co. - Class B (e)	25,400	$1,379,982
Biotechnology - 7.30%
Genentech, Inc. (a)(e)	11,600	880,440
Genzyme Corp. (a)(e)	27,100	1,951,742
Total Biotechnology		2,832,182

Chemicals - 0.91%
Arabian American Development Co. (a)	61,817	354,829
Commercial Services & Supplies - 17.81%
American Ecology Corp.	69,100	2,040,523
Covanta Holding Corp. (a)	66,200	1,766,878
Equifax, Inc.	36,900	1,240,578
Robert Half International, Inc.	62,000	1,486,140
TeamStaff, Inc. (a)(c)	188,404	376,808
Total Commercial Services & Supplies		6,910,927

Construction & Engineering - 9.03%
MasTec, Inc. (a)	165,500	1,764,230
Pike Electric Corp. (a)	104,800	1,740,728
Total Construction & Engineering		3,504,958

Electronic Equipment & Instruments - 7.18%
Agilent Technologies, Inc. (a)	35,800	1,272,332
Checkpoint Systems, Inc. (a)	57,800	1,206,864
Electronic Control Security, Inc. (a)(c)(d)	1,537,859	307,572
Total Electronic Equipment & Instruments		2,786,768

Energy Equipment & Services - 5.51%
BJ Services Co.	17,800	568,532
Tetra Technologies, Inc. (a)	66,200	1,569,602
Total Energy Equipment & Services		2,138,134

Food & Staples Retailing - 5.03%
SYSCO Corp.	47,500	1,306,725
Wal-Mart Stores, Inc.	11,500	646,300
Total Food & Staples Retailing		1,953,025

IT Services - 2.83%
Fidelity National Information Services, Inc.	29,800	1,099,918
Life Sciences Tools & Services - 0.18%
Innovive Pharmaceuticals, Inc. (a)(c)	248,700	69,636
Machinery - 6.08%
Timken Co.	44,200	1,455,948
Trinity Industries, Inc.	26,000	901,940
Total Machinery		2,357,888

Underlying Funds Trust
Deep Discount Value - 1 Portfolio
Schedule of Investments
June 30, 2008 (Unaudited)

Shares	Value
Metals & Mining - 2.01%
White Mountain Titanium Corp. (a)	866,500	$779,850
Multiline Retail - 2.63%
Big Lots, Inc. (a)	7,200	224,928
Fred's, Inc. - Class A	70,900	796,916
Total Multiline Retail		1,021,844

Oil, Gas & Consumable Fuels - 0.78%
Harvest Natural Resources, Inc. (a)	27,300	301,938
Pharmaceuticals - 5.75%
Access Pharmaceuticals, Inc. (a)(c)	110,480	309,344
Wyeth	40,100	1,923,196
Total Pharmaceuticals		2,232,540

Software - 0.90%
Spare Backup, Inc. (a)	1,200,500	348,145

Specialty Retail - 9.97%
Home Depot, Inc.	46,700	1,093,714
Ross Stores, Inc.	31,100	1,104,672
TJX Cos., Inc.	53,100	1,671,057
Total Specialty Retail		3,869,443

TOTAL COMMON STOCKS (Cost $35,365,813)		$33,942,007

WARRANTS - 0.62%
Spare Backup, Inc.
Expiration: July 2012, Exercise Price: $1.00 (a)	500,000	—
White Mountain Titanium Corp.
Expiration: August 2010, Exercise Price: $0.60 (a)(c)	800,000	240,000
TOTAL WARRANTS (Cost $0)		$240,000

	Contracts	Value
PURCHASED OPTIONS - 0.07%
Call Options - 0.07%
Automatic Data Processing, Inc.
Expiration: July 2008, Exercise Price: $45.00	248	2,480
Cardinal Health, Inc.
Expiration: July 2008, Exercise Price: $55.00	117	2,340
Dentsply International, Inc.
Expiration: July 2008, Exercise Price: $40.00	27	473
Expiration: July 2008, Exercise Price: $45.00	83	415
Expiration: August 2008, Exercise Price: $40.00	56	3,640
General Dynamics Corp.
Expiration: July 2008, Exercise Price: $90.00	55	1,100
Harley-Davidson, Inc.
Expiration: July 2008, Exercise Price: $40.00	108	3,240
iShares Russell 2000 Index Fund
Expiration: July 2008, Exercise Price: $73.00	165	4,620

Underlying Funds Trust
Deep Discount Value - 1 Portfolio
Schedule of Investments
June 30, 2008 (Unaudited)

Contracts	Value
Marriott International, Inc.
Expiration: July 2008, Exercise Price: $37.50	164	$820
Medco Health Solutions, Inc.
Expiration: July 2008, Exercise Price: $50.00	55	2,475
Expiration: July 2008, Exercise Price: $52.50	83	1,660
Patterson Cos., Inc
Expiration: July 2008, Exercise Price: $35.00	246	1,230
Pitney Bowes, Inc.
Expiration: July 2008, Exercise Price: $40.00	347	1,735
Thermo Fisher Scientific, Inc.
Expiration: July 2008, Exercise Price: $60.00	108	1,080
Zimmer Holdings, Inc.
Expiration: July 2008, Exercise Price: $75.00	83	415
Total Call Options		27,723

TOTAL PURCHASED OPTIONS (Cost $137,061)		$27,723

Total Investments (Cost $35,502,874) - 88.15%		$34,209,730

	Principal
	Amount	Value
REPURCHASE AGREEMENTS - 13.18%
The Bear Stearns Companies, Inc.
1.850%, dated 6/30/2008, due 07/01/2008,
repurchase price $5,116,633 (b)(e)	$5,115,814	5,115,814
TOTAL REPURCHASE AGREEMENTS (Cost $5,115,814)		$5,115,814

Liabilities in Excess of Other Assets - (1.33)%		(514,866)
TOTAL NET ASSETS - 100.00%		$38,810,678

Footnotes

Percentages are stated as a percent of net assets.

(a) Non-income producing.
(b) Collateralized by U.S. Government or U.S. Government Agencies securities, U.S. Government Agency mortgage-backed securities, certificates of deposit or banker's acceptances.
(c) Illiquid Security. The market value of these securities total $1,303,360, which represents 3.36% of total net assets.
(d) Affiliated issuer of Long/Short Equity - Deep Discount Value-1 Portfolio.
(e) All or a portion of the shares have been committed as collateral for open short positions.

The accompanying notes are an integral part of these financial statements

Underlying Funds Trust
Deep Discount Value - 1 Portfolio
Schedule of Securities Sold Short
June 30, 2008 (Unaudited)

Shares	Value
COMMON STOCKS
Automatic Data Processing, Inc.	$24,800	$1,039,120
Cardinal Health, Inc.	11,700	603,486
Dentsply International, Inc.	16,600	610,880
General Dynamics Corp.	5,500	463,100
Harley-Davidson, Inc.	10,800	391,608
Medco Health Solutions, Inc.	13,800	651,360
Patterson Cos., Inc.	24,600	722,994
Pitney Bowes, Inc.	34,700	1,183,270
Zimmer Holdings, Inc.	8,300	564,815
TOTAL COMMON STOCKS (Proceeds $6,644,977)		$6,230,633

INVESTMENT COMPANIES
iShares Dow Jones US Real Estate Index Fund	12,800	780,160
Materials Select Sector SPDR Fund	10,900	454,857
TOTAL INVESTMENT COMPANIES (Proceeds $1,427,885)		$1,235,017

Total Securities Sold Short (Proceeds $8,072,862)		$7,465,650

The accompanying notes are an integral part of these financial statements

Underlying Funds Trust
Long/Short Equity - Earnings Revision - 1 Portfolio
Schedule of Investments
June 30, 2008 (Unaudited)

Shares	Value
COMMON STOCKS - 81.71%
Aerospace & Defense - 0.89%
United Technologies Corp. (c)	9,510	$586,767
Beverages - 1.15%
PepsiCo, Inc. (c)	11,830	752,270
Biotechnology - 1.24%
Martek Biosciences Corp. (a)(c)	24,160	814,434
Capital Markets - 3.09%
The Bank Of New York Mellon Corp. (c)	27,020	1,022,167
The Charles Schwab Corp. (c)	40,130	824,270
Investment Technology Group, Inc. (a)(c)	5,420	181,353
Total Capital Markets		2,027,790

Chemicals - 1.00%
Albemarle Corp. (c)	16,480	657,717
Commercial Banks - 0.80%
Bank of Hawaii Corp. (c)	11,020	526,756
Commercial Services & Supplies - 3.62%
RR Donnelley & Sons Co. (c)	28,780	854,478
SYKES Enterprises, Inc. (a)(c)	31,460	593,336
Watson Wyatt Worldwide, Inc. (c)	17,528	927,056
Total Commercial Services & Supplies		2,374,870

Communications Equipment - 1.43%
Harris Corp. (c)	18,600	939,114
Computers & Peripherals - 2.08%
Hewlett-Packard Co. (c)	21,820	964,662
QLogic Corp. (a)(c)	27,450	400,496
Total Computers & Peripherals		1,365,158

Containers & Packaging - 1.70%
Aptargroup, Inc. (c)	26,560	1,114,192
Diversified Consumer Services - 0.50%
H&R Block, Inc. (a)(c)	15,220	325,708
Diversified Telecommunication Services - 1.59%
AT&T, Inc. (c)	31,040	1,045,738
Electric Utilities - 0.72%
Cleco Corp. (c)	20,190	471,033
Electrical Equipment - 4.36%
Ametek, Inc. (c)	18,660	881,125
Emerson Electric Co. (c)	16,580	819,881
General Cable Corp. (a)(c)	5,920	360,232
Woodward Governor Co. (c)	22,320	795,931
Total Electrical Equipment		2,857,169

Electronic Equipment & Instruments - 0.63%
Jabil Circuit, Inc. (c)	25,240	414,188

Underlying Funds Trust
Long/Short Equity - Earnings Revision - 1 Portfolio
Schedule of Investments
June 30, 2008 (Unaudited)

Shares	Value
Food & Staples Retailing - 4.60%
Costco Wholesale Corp. (c)	10,630	$745,588
Safeway, Inc. (c)	38,710	1,105,171
Wal-Mart Stores, Inc. (c)	20,800	1,168,960
Total Food & Staples Retailing		3,019,719

Food Products - 3.51%
Bunge Ltd. (a)(c)	9,090	978,902
Hain Celestial Group, Inc. (a)(c)	28,950	679,746
HJ Heinz Co. (c)	13,500	645,975
Total Food Products		2,304,623

Health Care Equipment & Supplies - 3.65%
Becton, Dickinson & Co. (c)	10,840	881,292
Intuitive Surgical, Inc. (a)(c)	3,787	1,020,218
Medtronic, Inc. (c)	9,534	493,384
Total Health Care Equipment & Supplies		2,394,894

Health Care Providers & Services - 5.23%
Amedisys, Inc. (a)(c)	18,408	928,132
Medco Health Solutions, Inc. (a)(c)	16,860	795,792
Psychiatric Solutions, Inc. (a)(c)	25,730	973,623
Universal Health Services, Inc. - Class B (c)	11,560	730,823
Total Health Care Providers & Services		3,428,370

Hotels Restaurants & Leisure - 1.88%
Jack in the Box, Inc. (a)(c)	25,490	571,231
Vail Resorts, Inc. (a)(c)	15,510	664,293
Total Hotels Restaurants & Leisure		1,235,524

Household Durables - 3.29%
American Greetings Corp. - Class A (c)	21,040	259,634
Snap-On, Inc. (c)	20,640	1,073,486
Tupperware Brands Corp. (c)	24,070	823,675
Total Household Durables		2,156,795

Household Products - 1.72%
Colgate-Palmolive Co. (c)	16,310	1,127,021
Insurance - 0.68%
Hartford Financial Services Group, Inc. (c)	6,930	447,470
Internet & Catalog Retail - 1.67%
priceline.com, Inc. (a)(c)	9,490	1,095,715
IT Services - 1.26%
Accenture Ltd. - Class A (c)	20,230	823,766
Life Sciences Tools & Services - 2.68%
Bio-Rad Laboratories, Inc. - Class A (a)(c)	8,870	717,495
Thermo Fisher Scientific, Inc. (a)(c)	18,710	1,042,708
Total Life Sciences Tools & Services		1,760,203

Underlying Funds Trust
Long/Short Equity - Earnings Revision - 1 Portfolio
Schedule of Investments
June 30, 2008 (Unaudited)

Shares	Value
Machinery - 3.12%
Gardner Denver, Inc. (a)(c)	15,840	$899,712
The Manitowoc Co., Inc. (c)	12,290	399,794
Parker Hannifin Corp. (c)	10,440	744,581
Total Machinery		2,044,087

Marine - 1.14%
Diana Shipping, Inc. (c)	24,350	747,788
Media - 1.54%
Grupo Televisa SA - ADR (c)	42,660	1,007,629
Metals & Mining - 1.17%
Steel Dynamics, Inc. (c)	19,700	769,679
Multiline Retail - 1.83%
Big Lots, Inc. (a)(c)	22,490	702,588
Saks, Inc. (a)(c)	45,280	497,174
Total Multiline Retail		1,199,762

Multi-Utilities - 0.57%
Integrys Energy Group, Inc. (c)	7,370	374,617
Personal Products - 0.47%
Alberto Culver Co. (c)	11,780	309,461
Pharmaceuticals - 3.03%
Johnson & Johnson (c)	17,700	1,138,818
Sciele Pharma, Inc.	43,910	849,658
Total Pharmaceuticals		1,988,476

Real Estate Investment Trusts - 0.30%
FelCor Lodging Trust, Inc.	18,550	194,775
Road & Rail - 1.94%
Burlington Northern Santa Fe Corp.	5,620	561,382
Norfolk Southern Corp.	11,340	710,678
Total Road & Rail		1,272,060

Semiconductor & Semiconductor Equipment - 1.95%
MKS Instruments, Inc. (a)	19,420	425,298
Xilinx, Inc.	33,830	854,207
Total Semiconductor & Semiconductor Equipment		1,279,505

Software - 1.76%
Autodesk, Inc. (a)	13,580	459,140
Oracle Corp. (a)	33,248	698,208
Total Software		1,157,348

Underlying Funds Trust
Long/Short Equity - Earnings Revision - 1 Portfolio
Schedule of Investments
June 30, 2008 (Unaudited)

Shares	Value
Specialty Retail - 5.55%
Finish Line - Class A (a)	5,602	$48,737
GameStop Corp. - Class A (a)	16,630	671,852
Genesco, Inc. (a)	17,101	527,908
Guess ?, Inc.	23,455	878,390
Ross Stores, Inc.	18,370	652,503
TJX Cos., Inc.	27,390	861,963
Total Specialty Retail		3,641,353

Textiles, Apparel & Luxury Goods - 1.22%
Nike, Inc. - Class B	13,430	800,562
Trading Companies & Distributors - 1.15%
United Rentals, Inc. (a)	38,430	753,612
TOTAL COMMON STOCKS (Cost $48,485,023)		$53,607,718

INVESTMENT COMPANIES - 0.60%
Financial Select Sector SPDR Fund	19,340	391,828
TOTAL INVESTMENT COMPANIES (Cost $517,363)		$391,828

Total Investments (Cost $49,002,386) - 82.31%		$53,999,546

	Principal
	Amount
REPURCHASE AGREEMENTS - 16.29%
The Bear Stearns Companies, Inc.
1.850%, dated 6/30/2008, due 07/01/2008,
repurchase price $10,686,374 (b)(c)	$10,684,703	10,684,703
TOTAL REPURCHASE AGREEMENTS (Cost $10,684,703)		$10,684,703

Other Assets in Excess of Liabilities - 1.40%		920,276
TOTAL NET ASSETS - 100.00%		$65,604,525

Footnotes

Percentages are stated as a percent of net assets.

ADR Amercan Depository Receipt.
(a) Non-income producing.
(b) Collateralized by U.S. Government or U.S. Government Agencies securities, U.S. Government Agency mortgage-backed securities, certificates of deposit or banker's acceptances.
(c) All or a portion of the shares have been committed as collateral for open short positions.

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Long/Short Equity - Earnings Revision - 1 Portfolio
Schedule of Securities Sold Short
June 30, 2008 (Unaudited)

Shares	Value
COMMON STOCKS
3M Co.	11,570	$805,156
99 Cents Only Stores	35,350	233,310
Advanced Medical Optics, Inc.	33,526	628,277
Aetna, Inc.	8,790	356,259
Alcatel-Lucent - ADR	106,260	641,810
AMCOL International Corp.	11,050	314,483
American Commercial Lines, Inc.	21,810	238,383
Applied Materials, Inc.	40,330	769,900
Barr Pharmaceuticals, Inc.	11,630	524,280
Bed Bath & Beyond, Inc.	27,198	764,264
Belden, Inc.	17,270	585,108
Best Buy Co., Inc.	15,370	608,652
BorgWarner, Inc.	9,900	439,362
Boston Scientific Corp.	77,844	956,703
Briggs & Stratton Corp.	19,320	244,978
Brinker International, Inc.	23,140	437,346
Campbell Soup Co.	20,330	680,242
Cardinal Health, Inc.	15,190	783,500
Carlisle Cos, Inc.	12,720	368,880
Carmax, Inc.	48,580	689,350
Carnival Corp.	19,140	630,854
Caterpillar, Inc.	13,911	1,026,910
CBRL Group, Inc.	13,540	331,865
Centennial Communications Corp.	35,300	246,747
Chico's FAS, Inc.	33,830	181,667
ChoicePoint, Inc.	10,640	512,848
Cintas Corp.	21,640	573,676
Cisco Systems, Inc.	14,370	334,246
Clorox Co.	11,360	592,992
Coach, Inc.	22,770	657,598
Coca-Cola Enterprises, Inc.	47,770	826,421
Comerica, Inc.	14,790	379,068
DaVita, Inc.	22,910	1,217,208
Dell, Inc.	27,020	591,198
Dick's Sporting Goods, Inc.	30,920	548,521
Discover Financial Services	19,203	252,904
DST Systems, Inc.	7,620	419,481
Electronic Arts, Inc.	7,283	323,584
Exelon Corp.	9,810	882,508
Expeditors International Washington, Inc.	20,140	866,020
Fastenal Co.	18,630	804,071
Federal National Mortgage Association	19,830	386,883
Fifth Third Bancorp	31,880	324,538
First American Corp.	22,190	585,816
Formfactor, Inc.	37,740	695,548
Fortune Brands, Inc.	7,460	465,579
Harley-Davidson, Inc.	12,210	442,735

Underlying Funds Trust
Long/Short Equity - Earnings Revision - 1 Portfolio
Schedule of Securities Sold Short
June 30, 2008 (Unaudited)

Shares	Value
Healthways, Inc.	12,359	$365,826
Illinois Tool Works, Inc.	8,957	425,547
International Game Technology	25,268	631,195
J Crew Group, Inc.	5,930	195,749
Jack Henry & Associates, Inc.	30,220	653,961
JPMorgan Chase & Co.	23,030	790,159
Kaydon Corp.	7,070	363,469
K-Swiss, Inc. - Class A	32,944	484,277
Lehman Brothers Holdings, Inc.	15,990	316,762
Lincare Holdings, Inc.	23,190	658,596
Lowe's Cos., Inc.	32,550	675,412
Magellan Health Services, Inc.	8,640	319,939
Magna International, Inc.	7,540	446,670
Martin Marietta Materials, Inc.	6,000	621,540
Maxim Integrated Products, Inc.	12,598	266,448
Merck & Co., Inc.	10,240	385,946
MGM Mirage	14,831	502,623
Millipore Corp.	10,250	695,565
Molex, Inc.	18,500	451,585
NBTY, Inc.	15,900	509,754
Nu Skin Enterprises, Inc.	29,080	433,874
O'Reilly Automotive, Inc.	25,110	561,208
Pediatrix Medical Group, Inc.	13,120	645,898
PetSmart, Inc.	22,590	450,670
Pitney Bowes, Inc.	17,930	611,413
Plum Creek Timber Co., Inc.	26,290	1,122,846
Procter & Gamble Co.	12,388	753,314
Prudential Financial, Inc.	6,730	402,050
Pulte Homes, Inc.	16,535	159,232
Quiksilver, Inc.	76,670	752,899
Regal-Beloit Corp.	8,570	362,082
Resmed, Inc.	12,720	454,613
Rockwell Automation, Inc.	20,850	911,770
Sara Lee Corp.	78,230	958,317
Seagate Technology	19,100	365,383
Sealed Air Corp.	33,500	636,835
Sears Holdings Corp.	9,010	663,677
Smithfield Foods, Inc.	40,880	812,694
Sprint Nextel Corp.	51,570	489,915
Synaptics, Inc.	14,800	558,404
SYSCO Corp.	20,800	572,208
Target Corp.	12,713	591,027
TCF Financial Corp.	28,320	340,690
Tenneco, Inc.	20,150	272,629
Texas Instruments, Inc.	22,171	624,335
United Parcel Service, Inc. - Class B	15,250	937,418
Urban Outfitters, Inc.	18,850	587,932
US Cellular Corp.	8,311	469,987

Underlying Funds Trust
Long/Short Equity - Earnings Revision - 1 Portfolio
Schedule of Securities Sold Short
June 30, 2008 (Unaudited)

Shares	Value
Whole Foods Market, Inc.	19,910	$471,668
Worthington Industries Inc.	23,298	477,609
TOTAL COMMON STOCKS (Proceeds $69,148,748)		$53,385,349

INVESTMENT COMPANIES
KBW Regional Banking ETF	14,130	374,445
TOTAL INVESTMENT COMPANIES (Proceeds $462,528)		$374,445

Total Securities Sold Short (Proceeds $69,611,276)		$53,759,794

ADR - American Depository Receipt

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Long/Short Equity - Global - 1 Portfolio
Schedule of Investments
June 30, 2008 (Unaudited)

Shares	Value
COMMON STOCKS - 38.11%
Capital Markets - 1.02%
COL Capital Ltd.	610,100	$340,368
Diversified Financial Services - 2.89%
Guoco Group Ltd.	95,000	963,128
Food Products - 0.69%
Goodman Fielder Ltd.	170,000	228,974
Health Care Equipment & Supplies - 3.82%
Golden Meditech Co. Ltd.	3,775,900	1,273,605
Hotels Restaurants & Leisure - 0.00%
GuocoLeisure Ltd. (a)	2,000	1,143
Metals & Mining - 1.13%
Aluminum Corp. of China Ltd. - ADR	13,200	376,728
Oil, Gas & Consumable Fuels - 19.29%
Baytex Energy Trust	7,000	239,960
CNPC (Hong Kong) Ltd.	4,000,000	1,887,845
Daylight Resources Trust (a)	60,000	711,386
Harvest Energy Trust - Units	20,700	498,042
NAL Oil & Gas Trust	50,150	830,669
Provident Energy Trust	13,000	148,590
PTT PLC - Foreign	115,000	1,038,732
PTT PLC - NVDR	50,000	451,623
Yanzhou Coal Mining Co. Ltd.	332,000	617,397
Total Oil, Gas & Consumable Fuels		6,424,244

Real Estate Management & Development - 5.77%
LPN Development PCL (a)	1,666,400	286,580
Tian An China Investment	1,400,400	991,402
UOL Group Ltd.	258,000	644,739
Total Real Estate Management & Development		1,922,721

Semiconductors & Semiconductor Equipment - 0.48%
Varitronix International Ltd.	253,000	158,343
Textiles, Apparel & Luxury Goods - 1.73%
China Sky Chemical Fibre Co. Ltd. (a)	1,000,000	576,973
Transportation Infrastructure - 1.29%
Macquarie Infrastructure Co. LLC	17,000	429,930
TOTAL COMMON STOCKS (Cost $15,368,764)		$12,696,157

INVESTMENT COMPANIES - 0.73%
Aberdeen Asia-Pacific Income Fund, Inc.	40,300	242,606
TOTAL INVESTMENT COMPANIES (Cost $251,061)		$242,606

RIGHTS - 0.00%
COL Capital Ltd. (a)	122,020	—
TOTAL RIGHTS (Cost $0)		$—

Underlying Funds Trust
Long/Short Equity - Global - 1 Portfolio
Schedule of Investments
June 30, 2008 (Unaudited)

Shares	Value
WARRANTS - 15.95%
GTL Ltd.
Expiration: January 2009, Exercise Price: $0.00	431,000	$2,043,133
Rajesh Exports Ltd.
Expiration: January 2010, Exercise Price: $0.00	1,717,800	2,324,047
SRF Ltd.
Expiration: January 2010, Exercise Price: $0.00	338,000	942,051
Tian An China Investment Warrants
Expiration: January 2010, Exercise Price: $10.00	233,400	5,508
TOTAL WARRANTS (Cost $5,962,820)		$5,314,739

Total Investments (Cost $21,582,645) - 54.79%		$18,253,502

	Principal
	Amount
REPURCHASE AGREEMENTS - 26.77%
The Bear Stearns Companies, Inc.
1.850%, dated 6/30/2008, due 07/01/2008,
repurchase price $8,917,471 (b)	$8,916,022	8,916,022
TOTAL REPURCHASE AGREEMENTS (Cost $8,916,022)		$8,916,022

Other Assets in Excess of Liabilities - 18.44%		6,143,434
TOTAL NET ASSETS - 100.00%		$33,312,958

Footnotes

Percentages are stated as a percent of net assets.

ADR American Depository Receipt
NVDR Non Voting Depositary Receipt
(a) Non-income producing.
(b) Collateralized by U.S. Government or U.S. Government Agencies securities, U.S. Government Agency mortgage-backed securities, certificates of deposit or banker's acceptances.

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Long/Short Equity - Growth - 1 Portfolio
Schedule of Investments
June 30, 2008 (Unaudited)

Shares	Value
COMMON STOCKS - 52.07%
Aerospace & Defense - 0.37%
Teledyne Technologies, Inc. (a)(c)	5,820	$283,958
Auto Components - 0.53%
Exide Technologies (a)(c)	24,140	404,586
Biotechnology - 0.39%
Martek Biosciences Corp. (a)(c)	8,820	297,322
Capital Markets - 0.25%
FCStone Group, Inc. (a)(c)	6,890	192,438
Chemicals - 4.35%
Agrium, Inc. (c)	5,850	629,109
Balchem Corp. (c)	8,448	195,402
Calgon Carbon Corp. (a)(c)	24,900	384,954
CF Industries Holdings, Inc. (c)	6,700	1,023,760
Innophos Holdings, Inc. (c)	15,890	507,685
Intrepid Potash, Inc. (a)(c)	4,820	317,060
Koppers Holdings, Inc. (c)	5,680	237,822
Total Chemicals		3,295,792

Commercial Services & Supplies - 0.99%
Metalico, Inc. (a)(c)	25,880	453,417
Team, Inc. (a)(c)	8,570	294,122
Total Commercial Services & Supplies		747,539

Communications Equipment - 0.92%
Viasat, Inc. (a)(c)	34,397	695,163
Computers & Peripherals - 0.73%
Quantum Corp. (a)(c)	93,795	126,623
Western Digital Corp. (a)(c)	12,310	425,065
Total Computers & Peripherals		551,688

Construction & Engineering - 0.42%
Jacobs Engineering Group, Inc. (a)(c)	3,970	320,379
Distributors - 0.31%
LKQ Corp. (a)(c)	12,800	231,296
Electrical Equipment - 3.20%
American Superconductor Corp. (a)(c)	6,260	224,421
Canadian Solar, Inc. (a)(c)	6,240	250,786
EnerSys (a)(c)	10,740	367,630
First Solar, Inc. (a)(c)	2,270	619,301
GrafTech International Ltd. (a)(c)	6,590	176,810
JA Solar Holdings Co. Ltd. - ADR (a)(c)	6,990	117,782
Polypore International, Inc. (a)(c)	10,760	272,551
Powell Industries, Inc. (a)(c)	7,750	390,677
Total Electrical Equipment		2,419,958

Electronic Equipment & Instruments - 0.15%
Mellanox Technologies Ltd (a)(c)	8,665	117,324

Underlying Funds Trust
Long/Short Equity - Growth - 1 Portfolio
Schedule of Investments
June 30, 2008 (Unaudited)

Shares	Value
Energy Equipment & Services - 4.92%
Atwood Oceanics, Inc. (a)(c)	4,360	$542,122
Bristow Group, Inc. (a)(c)	16,891	835,936
Core Laboratories NV (a)(c)	3,080	438,438
Hornbeck Offshore Services, Inc. (a)(c)	11,952	675,407
Lufkin Industries, Inc. (c)	3,910	325,625
Unit Corp. (a)(c)	4,190	347,644
Willbros Group, Inc. (a)(c)	12,770	559,454
Total Energy Equipment & Services		3,724,626

Food Products - 2.22%
Darling International, Inc. (a)(c)	44,480	734,810
Green Mountain Coffee Roasters, Inc. (a)	16,500	619,905
Omega Protein Corp. (a)	21,720	324,714
Total Food Products		1,679,429

Health Care Equipment & Supplies - 1.25%
Align Technology, Inc. (a)	9,840	103,221
Conceptus, Inc. (a)	14,760	272,912
DexCom, Inc. (a)	7,145	43,156
NuVasive, Inc. (a)	7,660	342,096
RTI Biologics, Inc. (a)	13,620	119,175
Stereotaxis, Inc. (a)	12,275	65,794
Total Health Care Equipment & Supplies		946,354

Health Care Providers & Services - 1.63%
Almost Family, Inc. (a)	10,976	291,961
Athenahealth, Inc. (a)	17,288	531,779
Sun Healthcare Group, Inc. (a)	30,730	411,475
Total Health Care Providers & Services		1,235,215

Hotels Restaurants & Leisure - 1.14%
Bally Technologies, Inc. (a)	4,070	137,566
Famous Dave's Of America, Inc. (a)	68,302	525,926
WMS Industries, Inc. (a)	6,630	197,375
Total Hotels Restaurants & Leisure		860,867

Household Durables - 0.30%
Tupperware Brands Corp.	6,570	224,825
Industrial Conglomerates - 1.18%
Walter Industries, Inc.	8,200	891,914
Internet & Catalog Retail - 1.08%
priceline.com, Inc. (a)	7,050	813,993
Internet Software & Services - 1.43%
Constant Contact, Inc. (a)	7,380	139,113
Google, Inc. - Class A (a)	787	414,292
S1 Corp. (a)	58,086	439,711
Vocus, Inc. (a)	2,880	92,650
Total Internet Software & Services		1,085,766

Underlying Funds Trust
Long/Short Equity - Growth - 1 Portfolio
Schedule of Investments
June 30, 2008 (Unaudited)

Shares	Value
IT Services - 0.88%
Mastercard, Inc. - Class A	1,700	$451,384
TNS, Inc. (a)	8,850	212,046
Total IT Services		663,430

Life Sciences Tools & Services - 1.31%
Icon PLC - ADR (a)	9,700	732,544
Illumina, Inc. (a)	2,946	256,626
Total Life Sciences Tools & Services		989,170

Machinery - 4.31%
Bucyrus International, Inc.	6,300	460,026
Chart Industries, Inc. (a)	11,230	546,227
CIRCOR International, Inc.	2,780	136,192
Flowserve Corp.	2,660	363,622
Joy Global, Inc.	3,430	260,097
Lindsay Corp.	4,490	381,515
SPX Corp.	2,350	309,566
Tecumseh Products Co. - Class A (a)	5,050	165,539
Titan International, Inc.	8,020	285,672
Titan Machinery, Inc. (a)	11,340	355,169
Total Machinery		3,263,625

Marine - 0.47%
Diana Shipping, Inc.	5,090	156,314
Genco Shipping & Trading Ltd	3,070	200,164
Total Marine		356,478

Media - 1.91%
Global Traffic Network, Inc. (a)	161,670	1,445,330

Metals & Mining - 2.30%
Agnico-Eagle Mines Ltd.	1,570	116,761
AK Steel Holding Corp.	4,100	282,900
Cleveland-Cliffs, Inc.	5,160	615,020
Compass Minerals International, Inc.	4,300	346,408
Olympic Steel, Inc.	2,440	185,245
Yamana Gold, Inc.	11,820	195,503
Total Metals & Mining		1,741,837

Underlying Funds Trust
Long/Short Equity - Growth - 1 Portfolio
Schedule of Investments
June 30, 2008 (Unaudited)

Shares	Value
Oil, Gas & Consumable Fuels - 7.36%
Alpha Natural Resources, Inc. (a)	8,290	$864,564
Arena Resources, Inc. (a)	10,440	551,441
Carrizo Oil & Gas, Inc. (a)	7,400	503,866
Chesapeake Energy Corp.	4,471	294,907
Consol Energy, Inc.	6,480	728,157
GMX Resources, Inc. (a)	8,410	623,181
Mariner Energy, Inc. (a)	8,470	313,136
Penn Virginia Corp.	3,540	266,987
Petroleum Development Corp. (a)	4,000	265,960
Petroquest Energy, Inc. (a)	16,170	434,973
Quicksilver Resources, Inc. (a)	5,150	198,996
Southwestern Energy Co. (a)	3,790	180,442
Whiting Petroleum Corp. (a)	3,210	340,517
Total Oil, Gas & Consumable Fuels		5,567,127

Semiconductor & Semiconductor Equipment - 1.71%
Eagle Test Systems, Inc. (a)	20,250	226,800
Formfactor, Inc. (a)	7,380	136,013
Intersil Corp. - Class A	12,846	312,415
Lanoptics Ltd (a)	22,529	314,505
Power Integrations, Inc. (a)	9,531	301,275
Total Semiconductor & Semiconductor Equipment		1,291,008

Software - 1.21%
Concur Technologies, Inc. (a)	17,220	572,221
Shanda Interactive Entertainment Ltd. - ADR (a)	10,130	275,029
Taleo Corp. - Class A (a)	3,374	66,097
Total Software		913,347

Specialty Retail - 1.25%
Aeropostale, Inc. (a)	11,270	353,089
GameStop Corp. - Class A (a)	3,490	140,996
Guess ?, Inc.	3,840	143,808
Urban Outfitters, Inc. (a)	9,880	308,157
Total Specialty Retail		946,050

Textiles, Apparel & Luxury Goods - 0.61%
Deckers Outdoor Corp. (a)	2,350	327,120
The Warnaco Group, Inc. (a)	3,100	136,617
Total Textiles, Apparel & Luxury Goods		463,737

Transportation Infrastructure - 0.53%
Aegean Marine Petroleum Network, Inc.	9,840	400,390

Wireless Telecommunication Services - 0.46%
Millicom International Cellular SA	3,370	348,795
TOTAL COMMON STOCKS (Cost $33,628,037)		$39,410,756

Underlying Funds Trust
Long/Short Equity - Growth - 1 Portfolio
Schedule of Investments
June 30, 2008 (Unaudited)

Shares	Value
INVESTMENT COMPANIES - 1.58%
UltraShort QQQ ProShares	9,840	$441,127
UltraShort Russell2000 ProShares	9,594	755,528
TOTAL INVESTMENT COMPANIES (Cost $1,075,296)		$1,196,655

	Contracts	Value
PURCHASED OPTIONS - 0.13%
Put Options - 0.13%
Sigma Designs, Inc.
Expiration: October 2008, Exercise Price: $17.50	197	94,560
TOTAL PURCHASED OPTIONS (Cost $75,953)		$94,560

Total Investments (Cost $34,779,286) - 53.78%		$40,701,971

	Principal
	Amount	Value
REPURCHASE AGREEMENTS - 8.99%
The Bear Stearns Companies, Inc.
1.850%, dated 6/30/2008, due 07/01/2008,
repurchase price $6,804,648 (b)(c)	$6,803,510	6,803,510
TOTAL REPURCHASE AGREEMENTS (Cost $6,803,510)		$6,803,510

Other Assets in Excess of Liabilities - 37.23%		28,175,243
TOTAL NET ASSETS - 100.00%		$75,680,724

Footnotes

Percentages are stated as a percent of net assets.

ADR American Depository Receipt
(a) Non-income producing.
(b) Collateralized by U.S. Government or U.S. Government Agencies securities, U.S. Government Agency mortgage-backed securities, certificates of deposit or banker's acceptances.
(c) All or a portion of the shares have been committed as collateral for open short positions.

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Long/Short Equity - Growth - 1 Portfolio
Schedule of Securities Sold Short
June 30, 2008 (Unaudited)

Shares	Value
COMMON STOCKS
AAR Corp.	2,050	$27,736
Abercrombie & Fitch Co. - Class A	750	47,010
Acacia Research - Acacia Technologies	9,840	44,083
ACI Worldwide, Inc.	3,690	64,907
Acme Packet, Inc.	9,730	75,505
Actuate Corp.	11,250	43,988
Advanced Analogic Technologies, Inc.	8,460	34,940
Advanced Medical Optics, Inc.	2,990	56,033
Advent Software, Inc.	1,490	53,759
Affymetrix, Inc.	6,840	70,384
Air Methods Corp.	1,550	38,750
Albany Molecular Research, Inc.	6,870	91,165
Align Technology, Inc.	6,850	71,857
Allegheny Energy, Inc.	1,150	57,627
Allegheny Technologies, Inc.	1,180	69,950
Allegiant Travel Co.	3,100	57,629
Alliance Imaging, Inc.	8,620	74,735
AMCOL International Corp.	800	22,768
America Movil SAB de CV - Series L - ADR	1,750	92,313
American Commercial Lines, Inc.	7,480	81,756
American Science & Engineering, Inc.	2,733	140,831
Amerigon, Inc.	3,611	25,674
Ameriprise Financial, Inc.	2,530	102,895
Ameristar Casinos, Inc.	3,840	53,069
Anaren, Inc.	5,700	60,249
The Andersons, Inc.	7,078	288,145
Avon Products, Inc.	9,917	357,210
Azz, Inc.	1,100	43,890
Bank of America Corp.	3,900	93,093
Barnes & Noble, Inc.	1,910	47,444
BE Aerospace, Inc.	1,310	30,510
Bebe Stores, Inc.	3,200	30,752
Bed Bath & Beyond, Inc.	3,240	91,044
Benchmark Electronics, Inc.	3,100	50,654
Bio-Reference Labs, Inc.	2,710	60,460
BJ's Restaurants, Inc.	8,320	80,954
Blackbaud, Inc.	3,700	79,180
Blue Coat Systems, Inc.	3,530	49,808
Brooks Automation, Inc.	8,010	66,243
Brown Shoe Co, Inc.	1,960	26,558
Brush Engineered Materials, Inc.	3,125	76,313
Buffalo Wild Wings, Inc.	15,972	396,585
Cabot Microelectronics Corp.	1,160	38,454
Capella Education Company	620	36,983
Career Education Corp.	3,330	48,651
Carter's, Inc.	5,820	80,432
Cascade Corp.	1,300	55,016
Cemex SAB de CV - ADR	2,590	63,973
The Cheesecake Factory	5,420	86,232

Underlying Funds Trust
Long/Short Equity - Growth - 1 Portfolio
Schedule of Securities Sold Short
June 30, 2008 (Unaudited)

Shares	Value
Chemed Corp.	1,500	$54,915
Cincinnati Financial Corp.	3,035	77,089
Cirrus Logic, Inc.	4,900	27,244
CoBiz Financial , Inc.	8,240	54,219
Cogent Communications Group, Inc.	3,650	48,910
Columbia Sportswear Co.	4,920	180,810
Computer Programs & Systems, Inc.	5,030	87,170
Conceptus, Inc.	3,430	63,421
The Cooper Cos., Inc.	1,690	62,784
Courier Corp.	3,030	60,842
Coventry Health Care, Inc.	1,020	31,028
Cray, Inc.	6,350	29,464
Cubic Corp.	3,780	84,218
Cutera, Inc.	8,720	78,742
Data Domain, Inc.	17,337	404,472
Diamond Management & Technology Consultants, Inc.	9,340	48,661
Digi International, Inc.	4,920	38,622
Diodes, Inc.	12,830	354,621
Dolby Laboratories, Inc. - Class A	4,910	197,873
Dollar Financial Corp.	7,860	118,765
Eclipsys Corp.	3,090	56,732
ehealth, Inc.	1,230	21,722
Emcore Corp.	7,750	48,515
Emergency Medical Services Corp.	3,600	81,468
Emeritus Corp.	3,240	47,369
Emulex Corp.	5,030	58,600
Entegris, Inc.	13,220	86,591
Enzo Biochem, Inc.	5,570	62,495
Epoch Holding Corp.	3,380	30,792
Exar Corp.	4,780	36,041
Fairchild Semiconductor International, Inc.	8,570	100,526
FCStone Group, Inc.	3,444	96,191
Federal National Mortgage Association	3,444	67,192
FedEx Corp.	1,050	82,730
FelCor Lodging Trust, Inc.	6,210	65,205
First Mercury Financial Corp.	3,610	63,680
Formfactor, Inc.	3,515	64,781
Foundry Networks, Inc.	4,170	49,289
Gaiam, Inc. - Class A	3,810	51,473
GenCorp, Inc.	15,620	111,839
GFI Group, Inc.	4,910	44,239
G-III Apparel Group Ltd.	2,780	34,305
Global Industries Ltd.	3,530	63,293
Granite Construction, Inc.	2,070	65,267
Greatbatch, Inc.	3,860	66,778
H & E Equipment Services, Inc.	3,980	47,840
Hain Celestial Group, Inc.	9,820	230,574
Harmonic, Inc.	3,070	29,196
Harris Stratex Networks, Inc. - Class A	5,510	52,290

Underlying Funds Trust
Long/Short Equity - Growth - 1 Portfolio
Schedule of Securities Sold Short
June 30, 2008 (Unaudited)

Shares	Value
Health Net, Inc.	2,340	$56,300
Healthways, Inc.	1,860	55,056
Heidrick & Struggles International, Inc.	1,590	43,948
Hittite Microwave Corp.	1,630	58,061
HMS Holdings Corp.	1,430	30,702
Hurco Cos, Inc.	3,578	110,524
ICU Medical, Inc.	2,910	66,581
Immucor, Inc.	2,830	73,240
infoGROUP, Inc.	4,460	19,579
Ingles Markets, Inc. - Class A	3,610	84,221
Interactive Data Corp.	1,280	32,166
Interactive Intelligence, Inc.	3,830	44,581
Interface, Inc. - Class A	4,450	55,759
International Game Technology	2,110	52,708
International Rectifier Corp.	4,240	81,408
Ixia	9,630	66,929
J&J Snack Foods Corp.	3,170	86,890
Jazz Pharmaceuticals, Inc.	6,129	45,416
JDA Software Group, Inc.	2,420	43,802
Kaman Corp.	1,990	45,292
Kenexa Corp.	14,773	278,323
Kimball International, Inc. - Class B	6,980	57,794
KLA-Tencor Corp.	1,430	58,215
The Knot, Inc.	7,020	68,656
K-Swiss, Inc. - Class A	3,920	57,624
Ladish Co., Inc.	1,870	38,503
Lance, Inc.	4,070	76,394
Las Vegas Sands Corp.	1,390	65,942
Lazard Ltd. - Class A	1,580	53,957
LB Foster Co. - Class A	1,610	53,452
Lear Corp.	2,540	36,017
Lehman Brothers Holdings, Inc.	1,610	31,894
Lexmark International, Inc.	2,590	86,584
Libbey, Inc.	8,510	63,314
Loral Space & Communications, Inc.	2,300	40,526
Luby's, Inc.	14,500	88,450
Macrovision Solutions Corp.	5,260	78,690
Magellan Health Services, Inc.	1,570	58,137
MarketAxess Holdings, Inc.	7,140	53,978
Mattson Technology, Inc.	14,120	67,211
McGrath Rentcorp	2,490	61,229
Medcath Corp.	3,130	56,277
Medicis Pharmaceutical Corp. - Class A	4,380	91,016
Merrill Lynch & Co, Inc.	2,280	72,299
MGM Mirage	1,140	38,635
Microtune, Inc.	11,600	40,136
Midas, Inc.	3,300	44,550
Mohawk Industries, Inc.	2,460	157,686
Morgans Hotel Group Co.	3,690	38,007

Underlying Funds Trust
Long/Short Equity - Growth - 1 Portfolio
Schedule of Securities Sold Short
June 30, 2008 (Unaudited)

Shares	Value
MPS Group, Inc.	5,420	$57,615
MTR Gaming Group, Inc.	7,470	35,632
National Beverage Corp.	7,420	53,943
Neenah Paper, Inc.	2,330	38,934
Netgear, Inc.	3,430	47,540
Neustar, Inc. - Class A	2,130	45,923
Nexstar Broadcasting Group, Inc.	6,720	27,485
Novatel Wireless, Inc.	5,220	58,099
Novellus Systems, Inc.	2,470	52,339
O'Charleys, Inc.	8,620	86,717
Omnicell, Inc.	5,100	67,218
Online Resources Corp.	22,448	187,441
optionsXpress Holdings, Inc.	3,410	76,179
Orient-Express Hotels Ltd.	1,280	55,603
Orthofix Internatinoal NV	950	27,503
Par Pharmaceutical Cos, Inc.	3,170	51,449
PDF Solutions, Inc.	15,580	92,701
PetSmart, Inc.	4,250	84,787
Phase Forward, Inc.	3,380	60,739
Photronics, Inc.	10,800	76,032
Pinnacle Entertainment, Inc.	5,050	52,974
Piper Jaffray Cos.	2,380	69,805
Post Properties, Inc.	2,520	74,970
Precision Castparts Corp.	910	87,697
PS Business Parks, Inc.	530	27,348
Quidel Corp.	2,870	47,412
Regeneron Pharmaceuticals, Inc.	1,620	23,393
Resmed, Inc.	1,750	62,545
Resources Connection, Inc.	3,490	71,022
Rockwell Collins, Inc.	2,690	129,012
Rudolph Technologies, Inc.	8,940	68,838
SanDisk Corp.	2,050	38,335
Saul Centers, Inc.	1,080	50,749
Scansource, Inc.	1,890	50,576
SEI Investments Co.	1,967	46,264
The Shaw Group Inc.	660	40,781
ShoreTel, Inc.	5,780	25,548
Shutterfly, Inc.	5,710	69,719
Smith Micro Software, Inc.	7,395	42,152
Sonic Solutions, Inc.	8,350	49,766
Sonus Networks, Inc.	13,120	44,870
Sotheby's	2,190	57,750
Spherion Corp.	8,540	39,455
Spirit Aerosystems Holdings, Inc. - Class A	4,140	79,405
SRA International, Inc. - Class A	2,350	52,781
Standard Microsystems Corp.	2,810	76,292
Starbucks Corp.	3,670	57,766
Starwood Hotels & Resorts Worldwide, Inc.	1,090	43,676
Sun Healthcare Group, Inc.	4,570	61,192

Underlying Funds Trust
Long/Short Equity - Growth - 1 Portfolio
Schedule of Securities Sold Short
June 30, 2008 (Unaudited)

Shares	Value
Sunrise Senior Living, Inc.	2,670	$60,022
Synaptics, Inc.	4,920	185,632
Tellabs, Inc.	15,330	71,285
TheStreet.com, Inc.	11,770	76,623
thinkorswim Group, Inc.	7,400	52,170
Thomas Properties Group, Inc.	8,040	79,114
THQ, Inc.	5,180	104,947
Titanium Metals Corp.	5,560	77,784
TradeStation Group, Inc.	5,890	59,784
Travelzoo, Inc.	4,240	36,337
Trident Microsystems, Inc.	12,250	44,713
TrueBlue, Inc.	4,600	60,766
tw telecom, Inc.	7,420	118,943
Tween Brands, Inc.	3,050	50,203
Ultra Clean Holdings	6,370	50,705
Unica Corp.	13,510	108,620
United Bankshares, Inc.	2,440	55,998
UnitedHealth Group, Inc.	2,270	59,588
Universal Electronics, Inc.	2,510	52,459
US Cellular Corp.	920	52,026
Vail Resorts, Inc.	2,590	110,930
Valueclick, Inc.	3,050	46,208
Varian, Inc.	910	46,465
VCA Antech, Inc.	7,380	205,016
Viasat, Inc.	2,420	48,908
Vital Images, Inc.	5,920	73,645
Vulcan Materials Co.	810	48,422
Wachovia Corp.	2,530	39,291
Watsco, Inc.	2,120	88,616
WD-40 Co.	1,660	48,555
Whole Foods Market, Inc.	3,170	75,097
Winn Dixie Stores, Inc.	3,120	49,982
World Fuel Services Corp.	2,490	54,631
Wright Express Corp.	1,110	27,528
Wynn Resorts Ltd.	580	47,183
Yahoo!, Inc.	7,380	152,471
Zoran Corp.	11,270	131,858
TOTAL COMMON STOCKS (Proceeds $20,285,093)		16,704,236

INVESTMENT COMPANIES
iShare Russell 2000 Growth Index Fund	22,110	1,683,898
iShare Russell Microcap Index Fund	21,660	966,253
SPDR Series Trust 1	4,910	628,382
United States Oil Fund LP	1,476	167,762
TOTAL INVESTMENT COMPANIES (Proceeds $3,608,973)		3,446,295

Total Securities Sold Short (Proceeds $23,894,066)		$20,150,531

ADR - American Depository Receipt

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Long/Short Equity - Healthcare/Biotech - 1 Portfolio
Schedule of Investments
June 30, 2008 (Unaudited)

Shares	Value
COMMON STOCKS - 97.20%
Biotechnology - 34.37%
Alexion Pharmaceuticals, Inc. (a)(c)	9,191	$666,348
Amgen, Inc. (a)(c)	15,109	712,540
BioMarin Pharmaceuticals, Inc. (a)(c)	23,545	682,334
Celgene Corp. (a)(c)	10,407	664,695
Cephalon, Inc. (a)(c)	9,789	652,828
CV Therapeutics, Inc. (a)(c)	74,369	612,057
Genentech, Inc. (a)(c)	8,807	668,451
Genzyme Corp. (a)(c)	9,793	705,292
Gilead Sciences, Inc. (a)(c)	12,589	666,588
Incyte Corp. (a)(c)	79,992	608,739
Onyx Pharmaceuticals, Inc. (a)(c)	19,525	695,090
Pharmasset, Inc. (a)(c)	33,507	632,612
Poniard Pharmaceuticals, Inc. (a)(c)	152,829	647,995
Savient Pharmaceuticals, Inc. (a)(c)	26,482	669,995
United Therapeutics Corp. (a)(c)	6,952	679,558
Vanda Pharmaceuticals, Inc. (a)(c)	189,942	624,909
Vertex Pharmaceuticals, Inc. (a)(c)	20,500	686,135
Total Biotechnology		11,276,166

Health Care Equipment & Supplies - 17.60%
Baxter International, Inc. (c)	10,710	684,797
Becton, Dickinson & Co. (c)	7,465	606,904
Hologic, Inc. (a)(c)	28,471	620,668
Medtronic, Inc. (c)	12,835	664,211
NuVasive, Inc. (a)(c)	14,804	661,147
RTI Biologics, Inc. (a)(c)	19,168	167,720
St. Jude Medical, Inc. (a)(c)	14,357	586,914
Stryker Corp. (c)	9,763	613,897
Volcano Corporation (a)(c)	49,669	605,962
Zimmer Holdings, Inc. (a)(c)	8,231	560,120
Total Health Care Equipment & Supplies		5,772,340

Life Sciences Tools & Services - 10.18%
AMAG Pharmaceuticals, Inc. (a)(c)	19,034	649,060
Applera Corp - Applied Biosystems Group (c)	19,763	661,665
Bruker Corp. (a)(c)	52,849	679,110
Illumina, Inc. (a)(c)	8,257	719,267
Thermo Fisher Scientific, Inc. (a)(c)	11,277	628,467
Total Life Sciences Tools & Services		3,337,569

Underlying Funds Trust
Long/Short Equity - Healthcare/Biotech - 1 Portfolio
Schedule of Investments
June 30, 2008 (Unaudited)

Shares	Value
Pharmaceuticals - 35.05%
Abbott Laboratories (c)	11,915	$631,138
Bristol-Myers Squibb Co. (c)	29,055	596,499
Cadence Pharmaceuticals, Inc. (a)(c)	220,911	1,345,348
Cardiome Pharma Corp. (a)(c)	17,484	153,859
Endo Pharmaceuticals Holdings, Inc. (a)(c)	26,783	647,881
Eurand NV (a)(c)	49,447	703,136
Forest Laboratories, Inc. (a)(c)	18,525	643,558
Johnson & Johnson (c)	9,714	624,999
Merck & Co., Inc. (c)	17,614	663,872
Novartis AG - ADR (c)	13,013	716,236
Perrigo Co. (c)	18,431	585,553
Schering-Plough Corp. (c)	32,284	635,672
Teva Pharmaceutical Industries Ltd. - ADR (c)	14,108	646,146
Vivus, Inc. (a)(c)	434,974	2,905,626
Total Pharmaceuticals		11,499,523

TOTAL COMMON STOCKS (Cost $31,435,111)		$31,885,598

Total Investments (Cost $31,435,111) - 97.20%		$31,885,598

	Principal
	Amount
REPURCHASE AGREEMENTS - 4.73%
The Bear Stearns Companies, Inc.
1.850%, dated 6/30/2008, due 07/01/2008,
repurchase price $1,553,544 (b)(c)	$1,553,355	1,553,355
TOTAL REPURCHASE AGREEMENTS (Cost $1,553,355)		$1,553,355

Liabilities in Excess of Other Assets - (1.93)%		(633,261)
TOTAL NET ASSETS - 100.00%		$32,805,692

Footnotes

Percentages are stated as a percent of net assets.

ADR American Depository Receipt
(a) Non-income producing.
(b) Collateralized by U.S. Government or U.S. Government Agencies securities, U.S. Government Agency mortgage-backed securities, certificates of deposit or banker's acceptances.
(c) All or a portion of the shares have been committed as collateral for open short positions.

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Long/Short Equity - Healthcare/Biotech - 1 Portfolio
Schedule of Securities Sold Short
June 30, 2008 (Unaudited)

Shares	Value
COMMON STOCKS
Acadia Pharmaceuticals, Inc.	13,813	$50,970
Acorda Therapeutics, Inc.	11,496	377,414
Adolor Corp.	21,819	119,568
Advanced Medical Optics, Inc.	423	7,927
Affymetrix, Inc.	21,334	219,527
Akorn, Inc.	34,718	114,917
Albany Molecular Research, Inc.	14,046	186,390
Alexza Pharmaceuticals, Inc.	11,213	44,179
Alkermes, Inc.	31,222	385,904
Allergan, Inc.	3,873	201,590
Allos Therapeutics, Inc.	21,898	151,315
Alnylam Pharmaceuticals, Inc.	14,859	397,181
Altus Pharmaceuticals, Inc.	10,164	45,230
Amylin Pharmaceuticals, Inc.	26,441	671,337
Anadys Pharmaceuticals, Inc.	10,348	23,283
Angiotech Pharmaceuticals, Inc.	11,412	34,008
APP Pharmaceuticals, Inc.	28,230	472,006
Arena Pharmaceuticals, Inc.	16,459	85,422
Ariad Pharmaceuticals, Inc.	21,320	51,168
Arqule, Inc.	10,696	34,762
Array Biopharma, Inc.	11,889	55,878
Auxilium Pharmaceuticals, Inc.	13,465	452,693
AVI BioPharma, Inc.	23,530	26,354
BioCryst Pharmaceuticals, Inc.	12,617	35,328
Biogen Idec, Inc.	14,125	789,446
BioMimetic Therapeutics, Inc.	9,826	117,126
Biovail Corp.	9,394	90,652
Caliper Life Sciences, Inc.	16,695	43,240
Cell Genesys, Inc.	30,008	78,021
Cerus Corp.	9,477	38,761
Columbia Laboratories, Inc.	16,578	54,707
Combinatorx, Inc.	14,791	52,508
Crucell NV - ADR	3,188	50,944
Cubist Pharmaceuticals, Inc.	21,997	392,866
CuraGen Corp.	17,528	16,827
Cypress Bioscience, Inc.	13,900	99,941
Cytokinetics, Inc.	18,649	69,188
deCODE genetics, Inc.	29,158	26,825
Depomed, Inc.	13,309	42,722
Durect Corp.	26,525	97,347
Dyax Corp.	23,242	72,050
Dynavax Technologies Corp.	14,203	20,736
Eli Lilly & Co.	16,906	780,381
Emisphere Technologies, Inc.	9,830	26,344
Enzon Pharmaceuticals, Inc.	19,656	139,951
EPIX Pharmaceuticals, Inc.	17,564	30,386
Evotec AG - ADR	5,596	18,523
Exelixis, Inc.	54,764	273,820

Underlying Funds Trust
Long/Short Equity - Healthcare/Biotech - 1 Portfolio
Schedule of Securities Sold Short
June 30, 2008 (Unaudited)

Shares	Value
Genomic Health, Inc.	11,357	$217,487
Gen-Probe, Inc.	12,006	570,045
GenVec, Inc.	19,882	28,630
Geron Corp.	33,885	116,903
GTx, Inc.	13,273	190,468
Halozyme Therapeutics, Inc.	28,337	152,453
Harvard Bioscience, Inc.	8,654	40,241
Hi-Tech Pharmacal, Inc.	3,855	38,550
Hospira, Inc.	2,481	99,513
Human Genome Sciences, Inc.	23,161	120,669
Idenix Pharmaceuticals, Inc.	15,145	110,104
ImClone Systems, Inc.	14,110	570,891
Immunogen, Inc.	11,007	33,681
Immunomedics, Inc.	26,099	55,591
Indevus Pharmaceuticals, Inc.	15,670	24,602
Inspire Pharmaceuticals, Inc.	28,383	121,479
InterMune, Inc.	21,045	276,110
Invitrogen Corp.	9,230	362,370
Isis Pharmaceuticals, Inc.	32,243	439,472
ISTA Pharmaceuticals, Inc.	11,153	22,529
Keryx Biopharmaceuticals, Inc.	16,439	8,055
King Pharmaceuticals, Inc.	8,661	90,681
Lexicon Pharmaceuticals, Inc.	52,804	84,486
Ligand Pharmaceuticals, Inc. - Class B	36,064	93,766
Luminex Corp.	12,847	264,006
Matrixx Initiatives, Inc.	3,174	52,879
Maxygen, Inc.	12,692	43,026
MDRNA, Inc.	8,870	10,821
Medarex, Inc.	63,132	417,303
Medco Health Solutions, Inc.	10,951	516,887
The Medicines Co.	12,497	247,691
Medivation, Inc.	10,468	123,836
Momenta Pharmaceuticals, Inc.	14,598	179,555
Monogram Biosciences, Inc.	45,818	50,400
Mylan, Inc.	4,144	50,018
Nabi Biopharmaceuticals	21,644	85,277
Nektar Therapeutics	29,788	99,790
Neurocrine Biosciences, Inc.	7,591	31,806
NitroMed, Inc.	16,446	16,446
Novavax, Inc.	21,369	53,209
Noven Pharmaceuticals, Inc.	9,593	102,549
NPS Pharmaceuticals, Inc.	15,183	67,564
Nuvelo, Inc.	15,200	8,512
Obagi Medical Products, Inc.	9,443	80,738
Omrix Biopharmaceuticals, Inc.	5,112	80,463
Orchid Cellmark, Inc.	8,979	23,345
Orexigen Therapeutics, Inc.	11,666	92,045
OSI Pharmaceuticals, Inc.	17,127	707,688
Pain Therapeutics, Inc.	13,127	103,703

Underlying Funds Trust
Long/Short Equity - Healthcare/Biotech - 1 Portfolio
Schedule of Securities Sold Short
June 30, 2008 (Unaudited)

Shares	Value
Panacos Pharmaceuticals, Inc.	25,301	$11,385
PDL BioPharma, Inc.	31,421	333,691
Penwest Pharmaceuticals Co.	6,478	17,491
Pfizer, Inc.	44,547	778,236
Qiagen NV	38,179	768,543
QLT, Inc.	21,930	75,220
Regeneron Pharmaceuticals, Inc.	41,668	601,686
Rigel Pharmaceuticals, Inc.	13,142	297,798
Salix Pharmaceuticals Ltd.	16,277	114,427
Sangamo Biosciences, Inc.	14,194	141,230
Santarus, Inc.	19,628	39,452
Sciclone Pharmaceuticals, Inc.	14,767	22,594
Sciele Pharma, Inc.	13,271	256,794
Seattle Genetics Inc.	26,295	222,456
Sepracor, Inc.	19,383	386,109
Sequenom, Inc.	11,990	191,360
Shire Ltd. - ADR	13,742	675,144
StemCells, Inc.	26,923	32,846
SuperGen, Inc.	19,855	40,703
Synta Pharmaceuticals Corp.	12,032	73,395
Techne Corp.	8,682	671,900
Theravance, Inc.	16,342	193,980
Trimeris, Inc.	9,972	47,068
Valeant Pharmaceuticals International	1,870	31,996
Viropharma, Inc.	21,993	243,243
Warner Chilcott Ltd. - Class A	45,269	767,310
Watson Pharmaceuticals, Inc.	1,950	52,981
Wyeth	18,249	875,222
XenoPort, Inc.	8,349	325,861
XOMA Ltd.	77,972	131,773
Zymogenetics, Inc.	29,333	246,984
TOTAL COMMON STOCKS (Proceeds $27,029,094)		$23,714,874

INVESTMENT COMPANIES
Biotech HOLDRs Trust	8,002	1,354,979
iShares NASDAQ Biotechnology Index Fund	35,418	2,721,519
Pharmaceuticals HOLDRs Trust	29,321	1,978,288
SPDR S&P Biotech	30,286	1,741,445
TOTAL INVESTMENT COMPANIES (Proceeds $7,958,043)		$7,796,231

Total Securities Sold Short (Proceeds $34,987,137)		$31,511,105

ADR - American Depository Receipt

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Long/Short Equity - International - 1 Portfolio
Schedule of Investments
June 30, 2008 (Unaudited)

Shares	Value
COMMON STOCKS - 81.02%
Aerospace & Defense - 0.72%
European Aeronautic Defence and Space Co.( c)	13,300	$252,121
Rolls-Royce Group PLC (a)(c)	21,100	143,524
Total Aerospace & Defense		395,645

Air Freight & Logistics - 0.48%
UTi Worldwide, Inc. (c)	13,100	261,345
Auto Components - 0.25%
Autoliv, Inc. (c)	3,000	139,860
Automobiles - 0.82%
Daihatsu Motor Co. Ltd. (c)	28,000	320,648
Daimler AG (c)	2,100	129,874
Total Automobiles		450,522

Beverages - 3.44%
Asahi Breweries Ltd. (c)	8,400	156,790
Britvic PLC (a)(c)	32,478	187,280
Coca-Cola Femsa SAB de CV - ADR (c)	5,100	287,589
Coca-Cola Hellenic Bottling Co. SA (c)	6,000	163,429
Diageo PLC - ADR (c)	3,200	236,384
Fomento Economico Mexicano SA de CV - ADR (c)	6,200	282,162
Kirin Holdings Co. Ltd. (c)	16,000	249,828
SABMiller PLC (c)	14,100	323,537
Total Beverages		1,886,999

Biotechnology - 0.60%
CSL Ltd. (c)	4,857	166,226
Genmab A/S (a)(c)	4,200	160,495
Total Biotechnology		326,721

Capital Markets - 1.40%
3i Group PLC (c)	10,400	170,899
ICAP PLC (c)	23,100	249,382
Man Group PLC (c)	16,500	205,079
Tullett Prebon PLC (c)	16,400	140,464
Total Capital Markets		765,824

Underlying Funds Trust
Long/Short Equity - International - 1 Portfolio
Schedule of Investments
June 30, 2008 (Unaudited)

Shares	Value
Chemicals - 8.05%
Agrium, Inc. (a)(c)	1,900	$204,869
Akzo Nobel NV (c)	3,900	268,089
BASF SE - ADR (c)	3,700	508,684
Incitec Pivot Ltd. (c)	1,300	230,556
Innospec, Inc. (c)	11,700	220,194
Johnson Matthey PLC (c)	8,100	297,831
K&S AG (c)	571	329,309
Kureha Corp. (c)	28,000	169,026
Linde AG (c)	2,600	365,557
Nippon Synthetic Chemical Industry Co. Ltd. (c)	59,000	299,487
Nufarm Ltd. (c)	22,900	349,494
Potash Corp. of Saskatchewan (c)	1,200	274,284
Syngenta AG - ADR (c)	5,500	355,850
Tessenderlo Chemie (a)(c)	3,200	170,394
Yara International ASA (c)	4,200	371,908
Total Chemicals		4,415,532

Commercial Banks - 2.75%
The Bank of Kyoto Ltd.( c)	26,000	271,545
BNP Paribas SA (c)	2,700	244,604
China Merchants Bank Co. Ltd. (c)	94,500	296,932
Dexia SA (c)	6,000	95,979
Standard Chartered PLC (c)	11,100	316,164
Westpac Banking Corp. (c)	14,695	281,748
Total Commercial Banks		1,506,972

Commercial Services & Supplies - 0.62%
China Security & Surveillance Technology, Inc. (a)(c)	12,900	173,892
Toppan Printing Co. Ltd. (c)	15,000	165,136
Total Commercial Services & Supplies		339,028

Communications Equipment - 1.92%
Alcatel-Lucent - ADR (a)(c)	23,600	142,544
Cogo Group, Inc. (a)(c)	16,500	150,315
Sierra Wireless, Inc. (a)(c)	11,800	172,280
Telefonaktiebolaget LM Ericsson - ADR (c)	36,800	382,720
Uniden Corp. (c)	40,000	205,302
Total Communications Equipment		1,053,161

Construction & Engineering - 1.83%
Ausenco Ltd. (a)(c)	21,400	313,677
Bilfinger Berger AG (c)	1,866	162,556
Hochtief AG (c)	5,200	528,973
Total Construction & Engineering		1,005,206

Underlying Funds Trust
Long/Short Equity - International - 1 Portfolio
Schedule of Investments
June 30, 2008 (Unaudited)

Shares	Value
Consumer Finance - 3.25%
Acom Co. Ltd. (c)	17,040	$527,961
Aiful Corp. (c)	25,500	295,381
Credit Saison Co. Ltd. (c)	12,900	270,914
Promise Co. Ltd. (c)	17,050	476,889
Takefuji Corp. (c)	15,360	213,653
Total Consumer Finance		1,784,798

Distributors - 0.20%
Medion AG (c)	6,900	108,638
Diversified Consumer Services - 0.48%
Benesse Corp. (c)	6,500	263,220
Diversified Financial Services - 0.41%
Deutsche Boerse AG (c)	2,000	225,746
Diversified Telecommunication Services - 1.47%
China Telecom Corp Ltd. - ADR (c)	3,200	174,048
Tele2 AB (c)	13,200	258,632
Telecom Argentina SA - ADR (a)(c)	26,300	374,775
Total Diversified Telecommunication Services		807,455

Electronic Equipment & Instruments - 1.13%
AU Optronics Corp. - ADR (c)	9,800	155,232
Hosiden Corp. (c)	13,900	295,842
Spectris PLC (c)	11,900	169,356
Total Electronic Equipment & Instruments		620,430

Food & Staples Retailing - 1.62%
Axfood AB (c)	4,600	152,380
Casino Guichard Perrachon SA (c)	5,100	578,140
Jeronimo Martins SGPS SA (c)	21,500	156,222
Total Food & Staples Retailing		886,742

Food Products - 5.56%
AgFeed Industries, Inc. (a)(c)	9,400	140,718
Cadbury PLC - ADR (c)	10,600	533,392
East Asiatic Co. Ltd. A/S (c)	2,200	152,346
Itoham Foods, Inc. (c)	32,000	158,214
Nestle SA (c)	6,200	280,155
Nippon Meat Packers, Inc. (c)	25,000	338,560
Suedzucker AG (c)	14,500	262,997
Unilever PLC - ADR (c)	17,800	505,698
Vilmornin & Cie (a)(c)	1,700	320,680
Wimm-Bill Dann Foods OJSC - ADR (a)(c)	3,400	357,748
Total Food Products		3,050,508

Health Care Providers & Services - 0.59%
Suzuken Co. Ltd. (c)	8,700	321,175

Underlying Funds Trust
Long/Short Equity - International - 1 Portfolio
Schedule of Investments
June 30, 2008 (Unaudited)

Shares	Value
Hotels Restaurants & Leisure - 1.23%
Compass Group PLC (c)	24,100	$182,172
Kuoni Reisen Holding AG (c)	289	138,976
OPAP SA (c)	10,072	351,729
Total Hotels Restaurants & Leisure		672,877

Household Durables - 0.63%
Desarrolladora Homex SAB de CV - ADR (a)(c)	5,900	345,622
Household Products - 0.64%
Reckitt Benck Group PLC (c)	6,900	349,776
Independent Power Producers & Energy Traders - 0.52%
Drax Group PLC (a)(c)	19,400	285,561
Insurance - 2.63%
Axis Capital Holdings Ltd. (c)	7,500	223,575
Beazley Group PLC (c)	111,500	247,074
Brit Insurance Holdings PLC (a)(c)	62,100	216,772
Hannover Rueckversicherung AG (c)	7,700	380,066
Millea Holdings, Inc. (c)	4,000	155,954
XL Capital Ltd. - Class A (c)	10,700	219,992
Total Insurance		1,443,433

Internet Software & Services - 1.12%
Open Text Corp. (a)(c)	3,300	105,930
Opera Software SA (a)(c)	16,250	74,977
Sina Corp. (a)(c)	6,200	263,810
VistaPrint Ltd. (a)(c)	6,300	168,588
Total Internet Software & Services		613,305

IT Services - 0.44%
Alten Ltd. (a)(c)	2,700	98,624
Indra Sistemas SA (c)	5,600	145,656
Total IT Services		244,280

Leisure Equipment & Products - 1.13%
Noritsu Koki Co. Ltd. (c)	18,400	231,505
Shimano, Inc. (c)	7,700	386,505
Total Leisure Equipment & Products		618,010

Life Sciences Tools & Services - 0.21%
Eurofins Scientific (c)	1,400	117,927
Machinery - 1.84%
Atlas Copco AB (c)	20,800	277,163
CNH Global NV (c)	6,200	210,614
Demag Cranes AG (c)	6,500	309,987
MAN AG (c)	1,900	210,928
Total Machinery		1,008,692

Underlying Funds Trust
Long/Short Equity - International - 1 Portfolio
Schedule of Investments
June 30, 2008 (Unaudited)

Shares	Value
Marine - 2.19%
Kawasaki Kisen Kaisha Ltd. (c)	29,000	$272,289
Mitsui OSK Lines Ltd. (c)	18,000	256,477
Neptune Orient Lines Ltd. (c)	153,000	363,228
Nippon Yusen Kabushiki Kaisha (c)	32,000	307,689
Total Marine		1,199,683

Media - 1.03%
Lagardere S.C.A. (c)	5,200	296,130
WPP Group PLC (c)	27,600	266,215
Total Media		562,345

Metals & Mining - 12.30%
Antofagasta PLC (c)	11,800	154,654
Aquarius Platinum Ltd. (c)	10,800	173,278
ArcelorMittal SA - ADR (c)	1,800	178,326
BHP Billiton PLC - ADR (c)	2,800	216,944
BlueScope Steel Ltd. (c)	16,155	175,623
Cia de Minas Buenaventura SA - ADR (c)	5,000	326,850
Cia Siderurgica Nacional SA - ADR	12,300	546,243
Eramet (c)	359	356,660
Exxaro Resources Ltd. (c)	9,000	166,034
Fortescue Metals Group Ltd. (a)(c)	24,100	274,932
Gerdau Ameristeel Corp. (c)	10,400	200,720
Godo Steel Ltd. (c)	52,000	155,239
Goldcorp, Inc. (c)	6,600	304,722
Impala Platinum Holdings Ltd. (c)	4,000	157,854
Industrias Penoles SAB de CV (c)	5,500	144,072
Kumba Iron Ore Ltd. (a)(c)	3,500	140,805
MacArthur Coal Ltd. (c)	14,600	236,118
Mechel - ADR (a)(c)	10,500	520,170
Mount Gibson Iron Ltd. (a)(c)	102,900	307,774
Nippon Denko Co. Ltd. (c)	39,000	449,922
North American Palladium Ltd. (a)(c)	29,600	162,800
Outokumpu Oyj (c)	10,300	360,826
Rio Tinto PLC - ADR (c)	300	148,500
Straits Resources Ltd. (c)	31,300	205,240
Tokyo Steel Manufacturing Co. Ltd. (c)	4,300	49,688
Vedanta Resources PLC( c)	6,800	296,218
Xstrata PLC (c)	4,200	336,636
Total Metals & Mining		6,746,848

Multiline Retail - 0.75%
Arcandor AG (a)(c)	12,500	145,244
The Daiei, Inc. (a)(c)	42,900	267,456
Total Multiline Retail		412,700

Underlying Funds Trust
Long/Short Equity - International - 1 Portfolio
Schedule of Investments
June 30, 2008 (Unaudited)

Shares	Value
Oil, Gas & Consumable Fuels - 4.23%
BG Group PLC (c)	13,700	$356,656
Canadian Natural Resources Ltd. (c)	3,800	380,950
Centennial Coal Co. Ltd. (c)	53,362	286,472
China Coal Energy Co. (c)	74,800	130,850
China Shenhua Energy Co. Ltd. (c)	34,812	136,618
Nexen, Inc. (c)	9,900	393,525
OMV AG (c)	6,100	478,865
Repsol YPF SA - ADR (c)	4,000	157,080
Total Oil, Gas & Consumable Fuels		2,321,016

Paper & Forest Products - 1.49%
Mondi PLC (c)	47,100	278,162
Sappi Ltd. (c)	22,500	272,845
Votorantim Celulose e Papel SA - ADR (c)	9,900	264,429
Total Paper & Forest Products		815,436

Personal Products - 0.43%
Herbalife Ltd. (c)	6,100	236,375
Pharmaceuticals - 0.67%
Novo-Nordisk A/S (c)	5,646	369,518
Real Estate Investment Trusts - 0.77%
The Link REIT (c)	70,000	159,441
Vastned Retail NV (c)	3,300	264,981
Total Real Estate Investment Trusts		424,422

Real Estate Management & Development - 1.23%
Cheung Kong Holdings Ltd. (c)	12,000	161,749
Henderson Land Development Co. Ltd. (c)	32,000	199,455
New World Development Ltd. (c)	154,000	313,639
Total Real Estate Management & Development		674,843

Road & Rail - 0.24%
Northgate PLC (c)	19,100	134,295

Semiconductor & Semiconductor Equipment - 0.36%
Aixtron AG (c)	19,400	199,455
Software - 1.10%
Hitachi Software Engineering Co. Ltd. (c)	13,100	288,068
Micro Focus International PLC (a)(c)	28,900	150,818
Misys PLC (c)	55,800	165,605
Total Software		604,491

Specialty Retail - 1.32%
Esprit Holdings Ltd. (c)	18,400	191,144
Game Group PLC (c)	16,425	95,040
GOME Electrical Appliances Holdings Ltd. (a)(c)	225,000	106,768
HMV Group PLC (c)	127,400	328,619
Total Specialty Retail		721,571

Underlying Funds Trust
Long/Short Equity - International - 1 Portfolio
Schedule of Investments
June 30, 2008 (Unaudited)

Shares	Value
Textiles, Apparel & Luxury Goods - 0.28%
Yue Yuen Industrial Holdings Ltd. (c)	64,500	$153,200
Tobacco - 1.36%
British American Tobacco PLC (c)	4,400	152,407
Imperial Tobacco Group PLC (c)	5,211	194,199
Rothmans, Inc. (c)	15,000	398,647
Total Tobacco		745,253

Trading Companies & Distributors - 2.74%
Kloeckner & Co. AG (a)(c)	5,700	326,489
Marubeni Corp. (c)	35,000	292,367
Mitsubishi Corp.	7,800	257,099
Mitsui & Co. Ltd.	22,000	485,850
Sojitz Corp.	41,900	139,686
Total Trading Companies & Distributors		1,501,491

Wireless Telecommunication Services - 0.55%
NTT DoCoMo, Inc.	104	152,790
Turkcell Iletisim Hizmet AS - ADR	10,200	148,410
Total Wireless Telecommunication Services		301,200

TOTAL COMMON STOCKS (Cost $45,630,403)		$44,439,152

PREFERRED STOCKS - 0.25%
Beverages - 0.25%
Cia de Bebidas das Americas	2,200	139,370
TOTAL PREFERRED STOCKS (Cost $156,233)		$139,370

Total Investments (Cost $45,786,636) - 81.27%		$44,578,522

	Principal
	Amount	Value
REPURCHASE AGREEMENTS - 2.03%
The Bear Stearns Companies, Inc.
1.850%, dated 6/30/2008, due 07/01/2008,
repurchase price $1,113,844 (b)(c)	$1,113,738	1,113,738
TOTAL REPURCHASE AGREEMENTS (Cost $1,113,738)		$1,113,738

Other Assets in Excess of Liabilities - 16.70%		9,159,359
TOTAL NET ASSETS - 100.00%		$54,851,619

Footnotes

Percentages are stated as a percent of net assets.

ADR American Depository Receipt
(a) Non-income producing.
(b) Collateralized by U.S. Government or U.S. Government Agencies securities, U.S. Government Agency mortgage-backed securities, certificates of deposit or banker's acceptances.
(c) All or a portion of the shares have been committed as collateral for open short positions.

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Long/Short Equity - International - 1 Portfolio
Schedule of Securities Sold Short
June 30, 2008 (Unaudited)

Shares	Value
Aegean Marine Petroleum Network, Inc.	6,500	$264,485
AGL Energy Ltd.	28,373	388,958
Ajinomoto Co, Inc.	39,000	368,753
Altana AG	17,600	303,429
Aluminum Corp. of China Ltd. - ADR	9,600	273,984
AngloGold Ashanti Ltd. - ADR	18,600	631,284
Apex Silver Mines Ltd.	47,000	230,770
April Group	3,200	187,373
Baidu.com, Inc. - ADR	500	156,480
Basilea Pharmaceutica AG	2,200	358,357
Beneteau SA	5,800	127,024
Billabong International Ltd.	27,512	284,844
Boliden AB	15,400	125,554
Bovis Homes Group PLC	18,000	121,900
Brasil Telecom Participacoes SA	5,100	374,187
British Airways PLC	72,300	309,981
Canadian Pacific Railway Ltd.	8,900	588,646
Cap Gemini SA	2,400	141,474
Carnival PLC	16,600	530,684
Casio Computer Co. Ltd.	28,600	325,634
Cermaq ASA	13,200	157,445
CHC Helicopter Corp. - Class A	5,100	156,996
Chicago Bridge & Iron Co. NV	7,700	306,614
China Mobile Ltd. - ADR	8,000	535,600
Christian Dior SA	4,700	484,696
Ciba Holding AG	8,500	245,627
Continental AG	4,600	472,718
Copa Holdings SA - Class A	8,700	244,992
Core Laboratories NV	2,400	341,640
Dairy Crest Group PLC	35,100	230,714
Danisco A/S	4,500	289,290
Davide Campari-Milano SpA	38,100	318,530
Denso Corp.	4,600	158,120
East Japan Railway Co.	73	594,670
easyJet PLC	20,316	109,157
Eisai Co. Ltd.	7,200	254,273
Electrolux AB	27,900	356,715
ERG SpA	15,800	378,868
Euler Hermes SA	3,200	238,058
Fairfax Media Ltd.	97,373	273,507
Fast Retailing Co. Ltd.	1,700	161,059
Fomento de Construcciones y Contratas SA	4,600	273,332
Fonciere Des Regions	1,800	220,487
Foster's Group Ltd.	107,265	521,348
Fresenius SE	4,300	371,479
FUJIFILM Holdings Corp.	14,200	488,110
Fujitsu Ltd.	42,000	311,682
Gammon Gold, Inc.	32,600	353,710

Underlying Funds Trust
Long/Short Equity - International - 1 Portfolio
Schedule of Securities Sold Short
June 30, 2008 (Unaudited)

Shares	Value
Gem Diamonds Ltd.	7,300	$155,582
Gildan Activewar, Inc.	13,300	341,858
Givaudan SA	572	511,219
Global Crossing Ltd.	13,800	247,572
Golar LNG Ltd.	16,800	260,232
Grupo Aeroportuario del Pacifico SA de CV - ADR	13,500	396,495
Heidelberger Druckmaschinen AG	5,900	121,039
Holmen AB	10,400	305,656
Hypo Real Estate Holding AG	5,700	160,462
Immoeast AG	31,600	280,108
Imperial Energy Corp. PLC	25,000	462,603
Informa PLC	23,900	196,608
Infosys Technologies Ltd. - ADR	12,200	530,212
Invensys PLC	63,300	328,446
Investec PLC	52,600	322,693
Ivanhoe Mines Ltd.	25,800	281,478
James Hardie Idustries NV	53,323	216,741
Japan Tobacco, Inc.	65	277,299
Kagara Ltd.	31,700	139,791
KT Corp. - ADR	25,800	550,056
Kubota Corp.	35,000	251,495
Legal & General Group PLC	66,000	131,724
Lihir Gold Ltd. - ADR	11,000	349,470
Lions Gate Entertainment Corp.	32,400	335,664
Luxottica Group SpA	10,100	236,940
Macquarie Communications Infrastructure Group	86,194	252,022
Mazda Motor Corp.	37,000	191,995
Mitsubishi Electric Corp.	32,000	345,058
Mitsubishi Gas Chemical Co., Inc.	37,000	266,912
Mori Seiki Co. Ltd.	10,400	175,415
Murata Manufacturing Co. Ltd.	3,100	145,972
Natixis	15,900	176,489
NGK Insulators Ltd.	13,000	252,813
NGK Spark Plug Co. Ltd.	19,000	218,119
Nikon Corp.	13,000	379,526
Nippon Paper Group, Inc.	93	253,991
Novartis AG	5,100	280,823
Nutreco Holding NV	3,600	242,082
ORIX Corp.	1,740	248,911
Oxiana Ltd.	50,208	126,588
Paladin Energy Ltd.	37,583	230,946
Parmalat SpA	46,400	121,271
Pierre & Vacances	1,400	144,025
Premier Foods PLC	132,600	251,572
Premiere AG	8,000	176,213
Q-Cells AG	2,500	254,038
Rautaruukki Oyj	6,700	306,550
Remy Contreau	5,000	273,404

Underlying Funds Trust
Long/Short Equity - International - 1 Portfolio
Schedule of Securities Sold Short
June 30, 2008 (Unaudited)

Shares	Value
Rhodia SA	13,800	$254,646
Ritchie Bros. Auctioneers, Inc.	8,175	221,788
Riversdale Mining Ltd.	29,900	338,519
Roche Holding AG	4,100	738,486
Rohm Co. Ltd.	4,500	258,935
Saft Groupe SA	5,700	248,681
Santen Pharmaceutical Co. Ltd.	13,300	333,800
SAP AG - ADR	8,200	427,302
Schmolz & Bickenba AG	2,600	206,030
Seagate Technology	18,100	346,253
Sekisui House Ltd.	30,000	279,983
Shin-Etsu Chemical Co. Ltd.	6,200	384,197
Siemens AG - ADR	7,200	792,936
Silver Standard Resources, Inc.	10,800	309,420
SK Telecom Co. Ltd. - ADR	37,000	768,490
Sociedad Quimica y Minera De Chile SA - ADR	5,500	256,300
Societe BIC SA	6,500	339,768
Societe Generale	2,846	247,749
Softbank Corp.	32,300	544,493
Solvay SA	2,800	366,300
SSAB Svenskt Stal AB	10,700	346,454
Stora Enso Oyj	26,100	244,916
Sumco Corp.	10,100	223,525
Sumitomo Metal Mining Co. Ltd.	16,000	245,308
Sumitomo Mitsui Financial Group, Inc.	64	481,575
Taiyo Nippon Sanso Corp.	33,000	275,039
Takata Corp.	14,600	287,366
Teijin Ltd.	53,600	183,740
Telecom Italia SpA - ADR	23,600	471,056
Telmex Internacional SAB de CV - ADR	12,500	201,250
Tenaris SA - ADR	5,600	417,200
Thomson SA	49,500	258,746
Tokai Carbon Co.	13,000	132,344
The Tokyo Electric Power Co., Inc.	20,100	516,768
Tokyo Electron Ltd.	4,000	230,541
Toray Industries, Inc.	28,000	150,040
Toshiba Corp.	47,000	346,574
Toyota Motor Corp. - ADR	5,400	507,600
TransCanada Corp.	12,400	480,748
UBS AG	3,528	72,888
UK Coal PLC	34,000	377,891
UniCredito SpA	42,300	258,906
UPM-Kymmene Oyj	18,700	306,200
Vallourec SA	1,170	410,626
Willbros Group, Inc.	7,500	328,575
William Hill PLC	42,800	273,015
Yamaha Motor Co. Ltd.	11,600	217,066
Yamaha Corp.	14,300	276,075

Underlying Funds Trust
Long/Short Equity - International - 1 Portfolio
Schedule of Securities Sold Short
June 30, 2008 (Unaudited)

Shares	Value
Yamana Gold, Inc.	23,300	$387,534
Zeon Corp.	21,000	84,249
Total Securities Sold Short (Proceeds $46,909,221)		$44,307,307

ADR - American Depository Receipt

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Long/Short Equity - Momentum - 1 Portfolio
Schedule of Investments
June 30, 2008 (Unaudited)

Shares	Value
COMMON STOCKS - 76.89%
Aerospace & Defense - 0.52%
AAR Corp. (a)(b)	5,566	$75,308
Applied Signal Technology, Inc. (b)	8,476	115,782
Argon ST, Inc. (a)(b)	5,908	146,518
LMI Aerospace, Inc. (a)(b)	2,609	45,840
Triumph Group, Inc. (b)	1,414	66,600
Total Aerospace & Defense		450,048

Air Freight & Logistics - 0.70%
CH Robinson Worldwide, Inc. (b)	8,200	449,688
Dynamex, Inc. (a)(b)	774	20,751
Pacer International, Inc.(b)	5,887	126,629
Total Air Freight & Logistics		597,068

Airlines - 0.17%
Republic Airways Holdings, Inc. (a)9b)	10,313	89,311
Skywest, Inc. (b)	4,719	59,695
Total Airlines		149,006

Auto Components - 0.68%
Shiloh Industries, Inc. (b)	7,259	68,162
Superior Industries International (b)	2,979	50,286
WABCO Holdings, Inc. (b)	10,000	464,600
Total Auto Components		583,048

Biotechnology - 0.89%
Emergent Biosolutions, Inc. (a)(b)	9,819	97,503
ImClone Systems, Inc. (a)(b)	13,000	525,980
Martek Biosciences Corp. (a)(b)	4,260	143,604
Total Biotechnology		767,087

Building Products - 0.35%
Apogee Enterprises, Inc. (b)	1,620	26,179
Insteel Industries, Inc. (b)	5,819	106,546
NCI Building Systems, Inc. (a)(b)	4,527	166,277
Total Building Products		299,002

Capital Markets - 2.49%
The Charles Schwab Corp. (b)	22,700	466,258
GFI Group, Inc. (b)	5,105	45,996
Knight Capital Group, Inc. - Class A (a)(b)	5,788	104,068
Kohlberg Capital Corp. (b)	7,784	77,840
Northern Trust Corp. (b)	6,200	425,134
T. Rowe Price Group, Inc. (b)	8,100	457,407
Waddell & Reed Financial, Inc. (b)	16,100	563,661
Total Capital Markets		2,140,364

Underlying Funds Trust
Long/Short Equity - Momentum - 1 Portfolio
Schedule of Investments
June 30, 2008 (Unaudited)

Shares	Value
Chemicals - 2.48%
Air Products & Chemicals, Inc. (b)	4,500	$444,870
American Vanguard Corp. (b)	3,874	47,650
Celanese Corp. (b)	10,300	470,298
CF Industries Holdings, Inc. (b)	3,100	473,680
Chemtura Corp. (b)	17,829	104,121
Innospec, Inc. (b)	4,886	91,955
Praxair, Inc. (b)	5,300	499,472
Total Chemicals		2,132,046

Commercial Banks - 1.74%
Arrow Financial Corp. (b)	2,906	52,686
Bank Of Marin Bancorp (b)	2,066	50,617
Bank of the Ozarks, Inc. (b)	2,535	37,670
Chemical Financial Corp. (b)	4,547	92,759
Community Bank System, Inc. (b)	3,582	73,861
Financial Institutions, Inc. (b)	2,376	38,158
First Financial Bancorp (b)	1,594	14,665
Great Southern Bancorp, Inc. (b)	12,756	103,579
Harleysville National Corp. (b)	2,538	28,324
Heartland Financial USA, Inc. (b)	1,947	35,416
Independent Bank Corp. (b)	2,033	48,467
International Bancshares Corp. (b)	2,420	51,715
Investors Bancorp, Inc. (a)(b)	4,447	58,078
Midwest Banc Holdings, Inc. (b)	11,315	55,104
National Penn Bancshares, Inc. (b)	8,001	106,253
Old National Bancorp (b)	3,662	52,220
Old Second Bancorp, Inc. (b)	2,289	26,598
Oriental Financial Group, Inc. (b)	11,569	164,974
Pacific Capital Bancorp NA (b)	4,941	68,087
Peapack Gladstone Financial Corp. (b)	5,270	115,782
Peoples Bancorp, Inc. (b)	2,432	46,159
Republic Bancorp Inc. - Class A (b)	3,243	79,778
Sterling Bancorp (b)	3,978	47,537
Suffolk Bancorp (b)	1,561	45,862
Total Commercial Banks		1,494,349

Underlying Funds Trust
Long/Short Equity - Momentum - 1 Portfolio
Schedule of Investments
June 30, 2008 (Unaudited)

Shares	Value
Commercial Services & Supplies - 2.57%
The Brink's Co. (b)	6,800	$444,856
Comfort Systems USA, Inc. (b)	6,116	82,199
Consolidated Graphics, Inc. (a)(b)	1,019	50,206
Covanta Holding Corp. (a)(b)	14,900	397,681
Ennis, Inc. (b)	3,587	56,136
IKON Office Solutions, Inc. (b)	5,381	60,698
Innerworkings, Inc. (a)(b)	5,210	62,312
Interface, Inc. - Class A (b)	9,946	124,623
Kelly Services, Inc.- Class A (b)	2,375	45,909
LECG Corp. (a)(b)	6,817	59,580
McGrath Rentcorp (b)	4,960	121,966
MPS Group, Inc. (a)(b)	6,709	71,317
Navigant Consulting, Inc. (a)(b)	5,618	109,888
On Assignment, Inc. (a)(b)	9,102	72,998
Rollins, Inc. (b)	23,200	343,824
RSC Holdings, Inc. (a)(b)	2,899	26,845
Standard Parking Corp. (a)(b)	1,704	31,013
Steelcase, Inc. - Class A (b)	4,296	43,089
Total Commercial Services & Supplies		2,205,140

Communications Equipment - 1.87%
Airvana, Inc. (a)(b)	9,082	48,679
Black Box Corp. (b)	672	18,272
CommScope, Inc. (a)(b)	9,700	511,869
Harris Corp. (b)	10,000	504,900
PC-Tel, Inc. (a)(b)	21,266	203,941
Plantronics, Inc. (b)	3,906	87,182
Seachange International, Inc. (a)(b)	14,363	102,839
Tekelec (a)(b)	8,742	128,595
Total Communications Equipment		1,606,277

Computers & Peripherals - 0.81%
Adaptec, Inc. (a)(b)	55,183	176,586
NCR Corp. (a)(b)	20,700	521,640
Total Computers & Peripherals		698,226

Construction & Engineering - 2.14%
Fluor Corp. (b)	3,500	651,280
Foster Wheeler Ltd. (a)(b)	7,200	526,680
Granite Construction, Inc. (b)	425	13,400
Insituform Technologies, Inc. - Class A (a)(b)	5,316	80,963
Jacobs Engineering Group, Inc. (a)(b)	6,100	492,270
Sterling Constuction Co., Inc. (a)(b)	3,600	71,496
Total Construction & Engineering		1,836,089

Underlying Funds Trust
Long/Short Equity - Momentum - 1 Portfolio
Schedule of Investments
June 30, 2008 (Unaudited)

Shares	Value
Consumer Finance - 0.30%
Dollar Financial Corp. (a)(b)	4,050	$61,195
EZCORP, Inc. - Class A (a)(b)	5,552	70,788
QC Holdings, Inc. (b)	4,763	37,104
World Acceptance Corp. (a)(b)	2,618	88,148
Total Consumer Finance		257,235

Containers & Packaging - 0.10%
Graphic Packaging Holding Co. (a)(b)	33,740	68,155
Rock-Tenn Co. - Class A (b)	633	18,983
Total Containers & Packaging		87,138

Diversified Consumer Services - 1.43%
DeVry, Inc. (b)	9,700	520,114
Lincoln Educational Services Corp. (a)(b)	4,455	51,812
Strayer Education, Inc. (b)	2,800	585,396
thinkorswim Group, Inc. (a)(b)	10,382	73,193
Total Diversified Consumer Services		1,230,515

Diversified Financial Services - 0.74%
Encore Capital Group, Inc. (a)(b)	12,323	108,812
Financial Federal Corp. (b)	2,412	52,968
Interactive Brokers Group, Inc. - Class A (a)(b)	3,849	123,668
IntercontinentalExchange, Inc. (a)(b)	3,100	353,400
Total Diversified Financial Services		638,848

Diversified Telecommunication Services - 0.19%
Cincinnati Bell, Inc. (a)(b)	29,918	119,074
D&E Communications, Inc. (b)	5,362	47,668
Total Diversified Telecommunication Services		166,742

Electric Utilities - 0.35%
El Paso Electric Co. (a)(b)	3,735	73,953
UIL Holdings Corp. (b)	7,655	225,134
Total Electric Utilities		299,087

Electrical Equipment - 1.38%
Coleman Cable, Inc. (a)(b)	6,238	64,376
First Solar, Inc. (a)(b)	2,100	572,922
General Cable Corp. (a)(b)	6,200	377,270
PowerSecure International, Inc. (a)(b)	16,442	119,369
Superior Essex, Inc. (a)(b)	1,088	48,558
Total Electrical Equipment		1,182,495

Underlying Funds Trust
Long/Short Equity - Momentum - 1 Portfolio
Schedule of Investments
June 30, 2008 (Unaudited)

Shares	Value
Electronic Equipment & Instruments - 1.96%
Amphenol Corp. - Class A (b)	11,600	$520,608
Brightpoint, Inc. (a)(b)	11,704	85,439
Cognex Corp. (b)	4,411	101,674
CTS Corp. (b)	4,456	44,783
Dolby Laboratories, Inc. - Class A (a)(b)	10,000	403,000
Keithley Instruments, Inc. (b)	13,134	124,773
LeCroy Corp. (a)(b)	6,351	56,651
Littelfuse, Inc. (a)(b)	4,233	133,551
OSI Systems, Inc. (a)(b)	1,002	21,463
PC Connection, Inc. (a)(b)	5,590	52,043
Technitrol, Inc. (b)	3,648	61,979
TTM Technologies, Inc. (a)(b)	5,849	77,265
Total Electronic Equipment & Instruments		1,683,229

Energy Equipment & Services - 2.99%
Boots & Coots International Control, Inc. (a)(b)	43,377	103,237
Diamond Offshore Drilling. Inc.(b)	3,600	500,904
Dresser-Rand Group, Inc. (a)(b)	13,800	539,580
ENGlobal Corp. (a)(b)	16,457	234,348
FMC Technologies, Inc. (a)(b)	6,400	492,352
Newpark Resources (a)(b)	9,387	73,782
Oceaneering International, Inc. (a)(b)	7,200	554,760
TGC Industries, Inc. (a)(b)	7,376	65,646
Total Energy Equipment & Services		2,564,609

Food & Staples Retailing - 0.03%
Longs Drug Stores Corp. (b)	547	23,034
Food Products - 1.37%
Cal-Maine Foods, Inc.(b)	6,695	220,868
Del Monte Foods Co. (b)	8,678	61,614
Diamond Foods, Inc. (b)	4,428	102,021
General Mills, Inc. (b)	9,000	546,930
Omega Protein Corp. (a)(b)	3,850	57,558
Ralcorp Holdings, Inc. (a)(b)	1,689	83,504
TreeHouse Foods, Inc. (a)(b)	4,189	101,625
Total Food Products		1,174,120

Gas Utilities - 0.52%
Equitable Resources, Inc. (b)	6,500	448,890

Underlying Funds Trust
Long/Short Equity - Momentum - 1 Portfolio
Schedule of Investments
June 30, 2008 (Unaudited)

Shares	Value
Health Care Equipment & Supplies - 3.94%
Angiodynamics, Inc. (a)(b)	15,575	$212,132
Anika Therapeutics, Inc. (a)(b)	3,800	32,642
Cardiac Science Corp. (a)(b)	25,366	208,001
CR Bard, Inc. (b)	4,600	404,570
Dentsply International, Inc. (b)	11,100	408,480
Idexx Laboratories, Inc. (a)(b)	7,600	370,424
Intuitive Surgical, Inc. (a)(b)	1,700	457,980
Invacare Corp. (b)	3,457	70,661
Kensey Nash Corp. (a)(b)	4,991	159,962
Merit Medical Systems, Inc. (a)(b)	612	8,996
Osteotech, Inc. (a)(b)	9,187	52,274
Stryker Corp. (b)	7,200	452,736
Zimmer Holdings, Inc. (a)(b)	7,900	537,595
Total Health Care Equipment & Supplies		3,376,453

Health Care Providers & Services - 2.16%
Animal Health International, Inc. (a)(b)	13,626	84,890
BioScrip, Inc. (a)(b)	3,923	10,161
Capital Senior Living Corp. (a)(b)	11,784	88,851
Centene Corp. (a)(b)	2,450	41,136
Continucare Corp. (a)(b)	73,039	171,642
Cross Country Healthcare, Inc. (a)(b)	10,784	155,397
Express Scripts, Inc. (a)(b)	7,200	451,584
Five Star Quality Care, Inc. (a)(b)	19,048	90,097
Health Management Associates, Inc. - Class A (a)(b)	6,956	45,284
Healthspring, Inc. (a)(b)	3,307	55,822
Kindred Healthcare, Inc. (a)(b)	1,749	50,301
LifePoint Hospitals, Inc. (a)(b)	5,034	142,462
Lincare Holdings, Inc. (a)(b)	3,108	88,267
Medical Staffing Network Holdings, Inc. (a)(b)	5,911	22,816
Molina Healthcare, Inc. (a)(b)	2,529	61,556
PSS World Medical, Inc. (a)(b)	7,939	129,406
RehabCare Group, Inc. (a)(b)	2,020	32,381
Skilled Healthcare Group, Inc. - Class A (a)(b)	9,500	127,490
Total Health Care Providers & Services		1,849,543

Health Care Technology - 0.04%
Computer Programs & Systems, Inc. (b)	2,121	36,757

Underlying Funds Trust
Long/Short Equity - Momentum - 1 Portfolio
Schedule of Investments
June 30, 2008 (Unaudited)

Shares	Value
Hotels Restaurants & Leisure - 2.28%
Bob Evans Farms, Inc. (b)	2,393	$68,440
Burger King Holdings, Inc. (b)	19,650	526,424
CBRL Group, Inc. (b)	1,438	35,245
CEC Entertainment, Inc. (a)(b)	3,413	95,598
Denny's Corp. (a)(b)	6,831	19,400
Multimedia Games, Inc. (a)(b)	4,509	19,930
Papa John's International, Inc. (a)(b)	409	10,875
Peet's Coffee & Tea, Inc. (a)(b)	3,504	69,449
Rick's Cabaret International, Inc. (a)(b)	1,395	23,436
Sonic Corp. (a)(b)	5,063	74,933
Tim Hortons, Inc. (b)	14,700	421,743
Town Sports International Holdings, Inc. (a)(b)	13,403	125,184
WMS Industries, Inc. (a)(b)	1,417	42,184
Yum! Brands, Inc. (b)	12,000	421,080
Total Hotels Restaurants & Leisure		1,953,921

Household Durables - 0.82%
American Greetings Corp. - Class A (b)	6,580	81,197
Champion Enterprises, Inc. (a)(b)	24,094	140,950
Tupperware Brands Corp. (b)	14,000	479,080
Total Household Durables		701,227

Household Products - 0.19%
Central Garden & Pet Co. - Class A (a)(b)	27,084	111,044
Spectrum Brands, Inc. (a)(b)	20,382	51,974
Total Household Products		163,018

Industrial Conglomerates - 0.57%
Standex International Corp. (b)	4,300	89,182
Textron, Inc. (b)	8,400	402,612
Total Industrial Conglomerates		491,794

Insurance - 0.74%
American Equity Investment Life Holding Co. (b)	8,152	66,439
CNA Surety Corp. (a)(b)	3,369	42,584
Donegal Group, Inc. - Class A (b)	13,181	209,182
PMA Capital Corp. - Class A (a)(b)	23,660	217,909
Quanta Capital Holdings Ltd. (b)	19,044	50,276
Tower Group, Inc. (b)	2,198	46,576
Total Insurance		632,966

Internet & Catalog Retail - 0.56%
Amazon.com, Inc. (a)(b)	6,500	476,645
PC Mall, Inc. (a)(b)	484	6,563
Total Internet & Catalog Retail		483,208

Underlying Funds Trust
Long/Short Equity - Momentum - 1 Portfolio
Schedule of Investments
June 30, 2008 (Unaudited)

Shares	Value
Internet Software & Services - 0.42%
Earthlink, Inc. (a)(b)	11,596	$100,305
United Online, Inc. (b)	3,102	31,113
Websense, Inc. (a)(b)	13,794	232,291
Total Internet Software & Services		363,709

IT Services - 1.28%
Accenture Ltd. - Class A (b)	11,500	468,280
iGate Corp. (a)(b)	4,191	34,073
infoGROUP, Inc. (b)	8,149	35,774
Mastercard, Inc. - Class A (b)	200	53,104
Ness Technologies, Inc. (a)(b)	14,711	148,875
Perot Systems Corp. - Class A (a)(b)	6,239	93,648
Sapient Corp. (a)(b)	17,055	109,493
TNS, Inc. (a)(b)	1,420	34,023
Virtusa Corp. (a)(b)	11,575	117,255
Total IT Services		1,094,525

Leisure Equipment & Products - 0.21%
Callaway Golf Co. (b)	11,413	135,016
Polaris Industries, Inc. (b)	1,185	47,850
Total Leisure Equipment & Products		182,866

Life Sciences Tools & Services - 1.51%
Cambrex Corp. (b)	17,895	105,044
Covance, Inc. (a)(b)	5,900	507,518
eResearch Technology, Inc. (a)(b)	6,128	106,872
Parexel International Corp. (a)(b)	2,887	75,957
Pharmaceutical Product Development, Inc. (b)	11,600	497,640
Total Life Sciences Tools & Services		1,293,031

Machinery - 3.98%
Alamo Group, Inc. (b)	3,257	67,062
Altra Holdings, Inc. (a)(b)	2,889	48,564
Columbus McKinnon Corp. (a)(b)	2,094	50,424
Cummins, Inc. (b)	9,600	628,992
Deere & Co. (b)	6,100	439,993
Flow International Corp. (a)(b)	13,207	103,015
Flowserve Corp. (b)	5,300	724,510
Hurco Cos, Inc. (a)(b)	833	25,731
Joy Global, Inc. (b)	6,300	477,729
Lydall, Inc. (a)(b)	9,027	113,289
The Manitowoc Co., Inc. (b)	12,450	404,998
Mueller Industries, Inc. (b)	3,503	112,797
NN, Inc. (b)	15,559	216,892
Total Machinery		3,413,996

Underlying Funds Trust
Long/Short Equity - Momentum - 1 Portfolio
Schedule of Investments
June 30, 2008 (Unaudited)

Shares	Value
Media - 3.73%
CBS Corp. (a)(b)	11,400	$348,156
Central European Media Enterprises Ltd. (a)(b)	4,900	443,597
Cox Radio, Inc. - Class A (a)(b)	5,013	59,154
CTC Media, Inc. (a)(b)	19,000	468,540
The DIRECTV Group Inc. (a)(b)	18,200	471,562
Entercom Communications Corp. - Class A (b)	23,644	165,981
John Wiley & Sons, Inc. - Class A (b)	12,200	549,366
Journal Communications, Inc. (b)	14,787	71,273
Saga Communications, Inc. - Class A (a)(b)	4,637	23,231
Scholastic Corp. (a)(b)	1,481	42,446
Valassis Communications, Inc. (a)(b)	39,727	497,382
World Wrestling Entertainment, Inc. (b)	4,075	63,040
Total Media		3,203,728

Metals & Mining - 1.50%
AK Steel Holding Corp. (b)	7,200	496,800
Kaiser Aluminum Corp. (b)	2,446	130,934
Southern Copper Corp. (b)	550	58,647
Steel Dynamics, Inc. (b)	13,400	523,538
Worthington Industries Inc. (b)	3,552	72,816
Total Metals & Mining		1,282,735

Multi-Utilities - 0.21%
Avista Corp. (b)	8,323	178,612
Oil, Gas & Consumable Fuels - 4.86%
Arch Coal, Inc. (b)	7,900	592,737
ATP Oil & Gas Corp. (a)(b)	3,076	121,410
Consol Energy, Inc. (b)	5,100	573,087
Denbury Resources, Inc. (a)(b)	13,400	489,100
Frontline Ltd. (b)	8,000	558,240
Meridian Resource Corp. (a)(b)	26,868	79,260
Panhandle Oil And Gas, Inc. (b)	3,030	102,596
Peabody Energy Corp. (b)	6,900	607,545
Rosetta Resources, Inc. (a)(b)	8,468	241,338
Stone Energy Corp. (a)(b)	2,001	131,886
TXCO Resources, Inc. (a)(b)	2,794	32,857
Warren Resources, Inc. (a)(b)	8,798	129,155
XTO Energy, Inc. (b)	7,500	513,825
Total Oil, Gas & Consumable Fuels		4,173,036

Paper & Forest Products - 0.09%
Glatfelter	5,610	75,791
Personal Products - 1.38%
Avon Products, Inc.	11,600	417,832
The Estee Lauder Cos., Inc. - Class A	11,900	552,755
Nu Skin Enterprises, Inc.	7,065	105,410
Prestige Brands Holdings, Inc. (a)	9,954	106,109
Total Personal Products		1,182,106

Underlying Funds Trust
Long/Short Equity - Momentum - 1 Portfolio
Schedule of Investments
June 30, 2008 (Unaudited)

Shares	Value

Pharmaceuticals - 0.25%
KV Pharmaceutical Co. (a)	2,956	$57,139
Par Pharmaceutical Cos, Inc. (a)	4,359	70,747
Perrigo Co.	2,722	86,478
Total Pharmaceuticals		214,364

Real Estate Investment Trusts - 2.10%
Acadia Realty Trust	8,957	207,355
Extra Space Storage, Inc.	2,026	31,119
Healthcare Realty Trust, Inc.	3,122	74,210
Hersha Hospitality Trust	25,875	195,356
LTC Properties, Inc.	8,064	206,116
Medical Properties Trust, Inc.	4,525	45,793
Plum Creek Timber Co., Inc.	12,400	529,604
Strategic Hotels & Resorts, Inc.	13,268	124,321
Ventas, Inc.	9,100	387,387
Total Real Estate Investment Trusts		1,801,261

Real Estate Management & Development - 0.45%
The St Joe Co.	11,200	384,384
Road & Rail - 0.77%
JB Hunt Transport Services, Inc.	15,500	515,840
Universal Truckload Services, Inc. (a)	3,468	76,366
Werner Enterprises, Inc.	3,709	68,913
Total Road & Rail		661,119

Semiconductor & Semiconductor Equipment - 4.92%
Advanced Analogic Technologies, Inc. (a)	7,110	29,364
Altera Corp.	20,000	414,000
Amkor Technology, Inc. (a)	19,396	201,912
Applied Materials, Inc.	22,100	421,889
ATMI, Inc. (a)	4,151	115,896
Ceva, Inc. (a)	5,454	43,468
Cypress Semiconductor Corp. (a)	17,000	420,750
Eagle Test Systems, Inc. (a)	7,565	84,728
Fairchild Semiconductor International, Inc. (a)	10,988	128,889
Integrated Device Technology, Inc. (a)	16,020	159,239
MEMC Electronic Materials, Inc. (a)	7,200	443,088
NVE Corp. (a)	3,602	114,039
Omnivision Technologies, Inc. (a)	4,795	57,972
PMC -Sierra, Inc. (a)	21,829	166,992
Rambus, Inc. (a)	24,200	461,494
Semtech Corp. (a)	3,957	55,675
Silicon Laboratories, Inc. (a)	4,572	165,004
Ultratech, Inc. (a)	5,877	91,211
Volterra Semiconductor Corp. (a)	12,225	211,004
Xilinx, Inc.	17,100	431,775
Total Semiconductor & Semiconductor Equipment		4,218,389

Underlying Funds Trust
Long/Short Equity - Momentum - 1 Portfolio
Schedule of Investments
June 30, 2008 (Unaudited)

Shares	Value
Software - 3.03%
BMC Software, Inc. (a)	16,500	$594,000
EPIQ Systems, Inc. (a)	2,939	41,734
InterVoice, Inc. (a)	9,937	56,641
Jack Henry & Associates, Inc.	20,000	432,800
Net 1 UEPS Technologies, Inc. (a)	3,231	78,513
QAD, Inc.	10,333	69,954
Quest Software, Inc. (a)	5,605	83,010
Renaissance Learning, Inc.	5,089	57,048
Salesforce.com, Inc. (a)	7,800	532,194
Secure Computing Corp. (a)	34,367	142,279
SPSS, Inc. (a)	805	29,278
TIBCO Software, Inc. (a)	25,909	198,204
Tyler Technologies, Inc. (a)	8,120	110,188
Wind River Systems, Inc. (a)	16,267	177,148
Total Software		2,602,991

Specialty Retail - 2.78%
Abercrombie & Fitch Co. - Class A	5,700	357,276
Aeropostale, Inc. (a)	19,700	617,201
AnnTaylor Stores Corp. (a)	3,910	93,684
Barnes & Noble, Inc.	4,507	111,954
GameStop Corp. - Class A (a)	9,850	397,940
Gymboree Corp. (a)	1,430	57,300
Haverty Furniture Cos., Inc.	7,770	78,011
JOS A Bank Clothiers, Inc. (a)	1,060	28,355
Rent-A-Center, Inc. (a)	2,397	49,306
Urban Outfitters, Inc. (a)	15,900	495,921
The Wet Seal Inc. - Class A (a)	20,700	98,739
Total Specialty Retail		2,385,687

Textiles, Apparel & Luxury Goods - 1.42%
FGX International Holdings Ltd. (a)	9,877	79,411
Hanesbrands, Inc. (a)	16,700	453,238
Iconix Brand Group, Inc. (a)	8,101	97,860
Nike, Inc. - Class B	9,000	536,490
Skechers U.S.A., Inc.- Class A (a)	2,620	51,771
Total Textiles, Apparel & Luxury Goods		1,218,770

Thrifts & Mortgage Finance - 0.81%
Anchor Bancorp Wisconsin, Inc.	4,610	32,316
Federal Agricultural Mortgage Corp. - Class C	1,768	43,811
First Niagara Financial Group, Inc.	8,650	111,239
K-Fed Bancorp	14,153	153,560
NewAlliance Bancshares, Inc.	10,129	126,410
Provident Financial Services, Inc.	4,156	58,226
Pulaski Financial Corp.	5,608	53,276
United Financial Bancorp, Inc.	10,555	117,899
Total Thrifts & Mortgage Finance		696,737

Underlying Funds Trust
Long/Short Equity - Momentum - 1 Portfolio
Schedule of Investments
June 30, 2008 (Unaudited)

Shares	Value
Trading Companies & Distributors - 0.26%
Aircastle Ltd	7,786	$65,480
Interline Brands, Inc. (a)	9,812	156,305
Total Trading Companies & Distributors		221,785

Water Utilities - 0.15%
Connecticut Water Service, Inc.	5,655	126,672
Wireless Telecommunication Services - 0.71%
SBA Communications Corp. - Class A (a)	16,950	610,369
TOTAL COMMON STOCKS (Cost $64,183,106)		$65,989,242

Total Investments (Cost $64,183,106) - 76.89%		$65,989,242

	Principal
	Amount	Value
REPURCHASE AGREEMENTS - 18.31%
The Bear Stearns Companies, Inc.
1.850%, dated 6/30/2008, due 07/01/2008,
repurchase price $15,712,242 (b)(c)	$15,709,764	15,709,764
TOTAL REPURCHASE AGREEMENTS (Cost $15,709,764)		$15,709,764

Other Assets in Excess of Liabilities - 4.80%		4,122,670
TOTAL NET ASSETS - 100.00%		$85,821,676

Footnotes

Percentages are stated as a percent of net assets.

(a) Non-income producing.
(b) All or a portion of the shares have been committed as collateral for open short positions.
(c) Collateralized by U.S. Government or U.S. Government Agencies securities, U.S. Government Agency mortgage-backed securities, certificates of deposit or banker's acceptances.

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Long/Short Equity - Momentum - 1 Portfolio
Schedule of Securities Sold Short
June 30, 2008 (Unaudited)

Shares	Value
4Kids Entertainment, Inc.	11,992	$88,861
99 Cents Only Stores	4,879	32,201
Acacia Research - Acacia Technologies	8,200	36,736
ACI Worldwide, Inc.	27,239	479,134
Advanced Energy Industries, Inc.	5,171	70,843
Advanced Medical Optics, Inc.	1,209	22,657
AEP Industries, Inc.	8,957	155,583
Aerovironment, Inc.	8,924	242,554
The AES Corp.	28,400	545,564
Agilysys, Inc.	1,427	16,182
Akamai Technologies, Inc.	12,900	448,791
Alaska Air Group, Inc.	4,102	62,925
Allegheny Energy, Inc.	9,100	456,001
Allegheny Technologies, Inc.	5,400	320,112
Allete, Inc.	4,263	179,046
Alliance Imaging, Inc.	26,498	229,738
Allis-Chalmers Energy, Inc.	2,140	38,092
Alon USA Energy, Inc.	1,352	16,170
AM Castle & Co.	4,519	129,289
Amdocs Ltd	16,200	476,604
American Axle & Manufacturing Holdings, Inc.	1,499	11,977
American Eagle Outfitters, Inc.	24,850	338,706
American Land Lease, Inc.	10,695	203,205
American Oil & Gas, Inc.	25,044	98,172
American Railcar Industries, Inc.	910	15,270
American Science & Engineering, Inc.	4,315	222,352
American Software Inc. - Class A	6,006	33,874
Amylin Pharmaceuticals, Inc.	14,100	357,999
Array Biopharma, Inc.	7,312	34,366
Arris Group, Inc.	2,937	24,818
Athenahealth, Inc.	1,408	43,310
Atlas Air Worldwide Holdings, Inc.	3,271	161,784
Autodesk, Inc.	14,100	476,721
Avatar Holdings, Inc.	1,401	42,436
Avery Dennison Corp.	8,850	388,781
Avid Technology, Inc.	2,362	40,130
Bank of Granite Corp.	13,030	92,643
Banner Corp.	11,360	100,650
Bare Escentuals, Inc.	19,100	357,743
Bed Bath & Beyond, Inc.	15,500	435,550
BioForm Medical, Inc.	15,382	62,143
Black & Decker Corp.	6,900	396,819
Black Hills Corp.	5,033	161,358
Blackboard, Inc.	1,419	54,248
BPZ Resources, Inc.	2,443	71,824
Broadridge Financial Solutions, Inc.	24,700	519,935
Brooks Automation, Inc.	9,682	80,070
Brown & Brown, Inc.	20,800	361,712
Brunswick Corp./DE	2,412	25,567

Underlying Funds Trust
Long/Short Equity - Momentum - 1 Portfolio
Schedule of Securities Sold Short
June 30, 2008 (Unaudited)

Shares	Value
Cal Dive International, Inc.	6,438	$91,999
Cascade Microtech, Inc.	6,456	42,480
Cavco Industries, Inc.	6,072	198,737
CBRL Group, Inc.	16,800	411,768
The Cheesecake Factory	25,000	397,750
Cigna Corp.	12,700	449,453
Citizens Banking Corp.	35,459	99,994
Clean Energy Fuels Corp.	8,594	98,745
Clinical Data, Inc.	6,997	99,847
CMGI, Inc.	4,073	43,174
Coca-Cola Bottling Co Consolidated	4,372	161,677
Coeur d'Alene Mines Corp.	36,637	106,247
Cogent Communications Group, Inc.	7,392	99,053
Cognizant Technology Solutions Corp.	18,500	601,435
Cohen & Steers, Inc.	1,100	28,567
Cohu, Inc.	13,662	200,558
Compellent Technologies, Inc.	1,241	14,073
Comverge, Inc.	1,348	18,845
Conceptus, Inc.	12,623	233,399
Consolidated Communications Holdings, Inc.	7,315	108,920
Continental Airlines, Inc. - Class B	3,562	36,012
The Cooper Cos., Inc.	1,319	49,001
Cooper Industries Ltd. - Class A	11,600	458,200
Copa Holdings SA - Class A	13,900	391,424
Core-Mark Holding Co, Inc.	7,777	203,757
The Corporate Executive Board Co.	8,500	357,425
Corrections Corp. of America	19,400	532,918
Courier Corp.	3,460	69,477
Cousins Properties, Inc.	4,144	95,726
Cray, Inc.	17,263	80,100
Data Domain, Inc.	1,535	35,812
DaVita, Inc.	11,100	589,743
Delek US Holdings, Inc.	7,053	64,958
Delta Petroleum Corp.	1,022	26,081
Deltic Timber Corp.	472	25,257
Deluxe Corp.	25,700	457,974
DemandTec, Inc.	2,180	16,372
Digital River, Inc.	1,710	65,972
Dillard's Inc. - Class A	10,844	125,465
DISH Network Corp.	16,500	483,120
Dolan Media Co.	4,433	80,681
Double-Take Software, Inc.	3,815	52,418
DPL, Inc.	20,000	527,600
DSW, Inc. - Class A	1,446	17,034
Eagle Materials, Inc.	13,928	352,796
Ecolab, Inc.	11,200	481,488
Embarq Corp.	10,550	498,699
Emeritus Corp.	3,322	48,568
Endo Pharmaceuticals Holdings, Inc.	18,700	452,353

Underlying Funds Trust
Long/Short Equity - Momentum - 1 Portfolio
Schedule of Securities Sold Short
June 30, 2008 (Unaudited)

Shares	Value
Energizer Holdings, Inc.	6,500	$475,085
Epoch Holding Corp.	16,234	147,892
Equity Lifestyle Properties, Inc.	4,253	187,132
ev3, Inc.	5,906	55,989
Evercore Partners, Inc. - Class A	2,855	27,123
Evolution Petroleum Corp.	9,840	59,630
Exar Corp.	7,821	58,970
FARO Technologies, Inc.	3,368	84,773
FBR Capital Markets Corp.	5,043	25,366
FEI Co.	6,824	155,451
Ferro Corp.	5,362	100,591
First Cash Financial Services, Inc.	743	11,138
First Industrial Realty Trust, Inc.	1,806	49,611
Forestar Real Estate Group Inc.	3,635	69,247
Franklin Resources, Inc.	4,700	430,755
Franklin Street Properties Corp.	12,909	163,170
FreightCar America, Inc.	2,908	103,234
Frontier Oil Corp.	19,700	471,027
FX Energy, Inc.	13,196	69,543
GAMCO Investors, Inc.	3,548	176,052
Gehl Co.	2,777	41,072
General Growth Properties, Inc.	12,500	437,875
Genoptix, Inc.	7,403	233,565
Gen-Probe, Inc.	9,800	465,304
Gladstone Investment Corp.	4,650	29,899
Global Industries Ltd.	30,100	539,693
Global Traffic Network, Inc.	17,953	160,500
Great Atlantic & Pacific Tea Co.	9,006	205,517
Great Wolf Resorts, Inc.	14,931	65,248
Greatbatch, Inc.	4,002	69,235
Griffon Corp.	1,476	12,930
GSE Systems, Inc.	5,259	46,858
GSI Commerce, Inc.	11,340	154,564
Guidance Software, Inc.	15,393	147,003
Hanmi Financial Corp.	2,333	12,155
Harman International Industries, Inc.	7,800	322,842
Harris & Harris Group, Inc.	4,539	27,234
Harte-Hanks, Inc.	25,150	287,967
Hayes Lemmerz International, Inc.	11,248	31,944
Healthcare Services Group	5,806	88,309
Heritage Commerce Corp.	20,697	204,900
Herley Industries, Inc.	7,519	99,852
The Hershey Co.	12,700	416,306
Hill-Rom Holdings, Inc.	7,247	195,524
HNI Corp.	14,050	248,123
Holly Corp.	9,900	365,508
Huron Consulting Group, Inc.	906	41,078
ICT Group, Inc.	2,574	21,107
IDT Corp. - Class B	11,856	20,155

Underlying Funds Trust
Long/Short Equity - Momentum - 1 Portfolio
Schedule of Securities Sold Short
June 30, 2008 (Unaudited)

Shares	Value
Ikanos Communications, Inc.	850	$2,865
Imperial Sugar Co.	4,256	66,096
IMS Health, Inc.	21,400	498,620
Incyte Corp.	4,171	31,741
Indevus Pharmaceuticals, Inc.	2,350	3,689
Infinera Corp.	1,293	11,404
Innovative Solutions & Support, Inc.	2,802	18,073
Insulet Corp.	3,332	52,412
Integra Bank Corp.	5,738	44,929
Interactive Intelligence, Inc.	2,645	30,788
International Flavors & Fragrances, Inc.	10,700	417,942
Intevac, Inc.	4,109	46,350
J&J Snack Foods Corp.	2,557	70,087
James River Coal Co.	410	24,063
KBW, Inc.	10,485	215,781
Kenneth Cole Productions, Inc.	9,884	125,527
Keynote Systems, Inc.	6,046	77,872
Kilroy Realty Corp.	10,000	470,300
Kimball International, Inc. - Class B	22,347	185,033
Kinetic Concepts, Inc.	14,100	562,731
Knology, Inc.	5,498	60,423
Kronos Worldwide, Inc.	1,148	17,668
K-Swiss, Inc. - Class A	3,856	56,683
Lamar Advertising Co. - Class A	10,900	392,727
Lance, Inc.	11,520	216,230
Lazard Ltd. - Class A	15,100	515,665
Lexmark International, Inc.	13,900	464,677
Limited Brands	20,700	348,795
Lincare Holdings, Inc.	22,200	630,480
Lions Gate Entertainment Corp.	19,007	196,913
Live Nation, Inc.	6,771	71,637
Lodgian, Inc.	6,631	51,921
Loral Space & Communications, Inc.	1,686	29,707
Luby's, Inc.	36,175	220,667
Macquarie Infrastructure Co. LLC	2,459	62,188
Magma Design Automation, Inc.	4,224	25,640
MarineMax, Inc.	7,368	52,829
MarketAxess Holdings, Inc.	4,098	30,981
Masimo Corp.	677	23,255
Matrix Service Co.	5,942	137,023
Mattel, Inc.	24,200	414,304
Mattson Technology, Inc.	7,220	34,367
Maui Land & Pineapple Co, Inc.	3,587	105,637
MB Financial Corp.	8,142	182,951
MBT Financial Corp.	1,208	7,188
MedAssets, Inc.	9,426	160,713
Medicis Pharmaceutical Corp. - Class A	18,500	384,430
Mentor Graphics Corp.	4,135	65,333
Meredith Corp.	15,800	446,982

Underlying Funds Trust
Long/Short Equity - Momentum - 1 Portfolio
Schedule of Securities Sold Short
June 30, 2008 (Unaudited)

Shares	Value
Midas, Inc.	7,663	$103,450
Miller Industries Inc.	5,818	57,947
MKS Instruments, Inc.	5,880	128,772
Monmouth Real Estate Investment Corp. - Class A	31,155	199,392
Monster Worldwide, Inc.	15,100	311,211
Moody's Corp.	11,800	406,392
Morgans Hotel Group Co.	2,506	25,812
MoSys, Inc.	20,240	99,378
Myers Industries, Inc.	2,346	19,120
Nalco Holding Co.	20,400	431,460
National Semiconductor Corp.	22,850	469,339
NetApp, Inc.	17,500	379,050
Netezza Corp.	3,235	37,138
Netscout Systems, Inc.	11,499	122,809
Newell Rubbermaid, Inc.	21,200	355,948
Nextwave Wireless, Inc.	6,316	25,517
NII Holdings, Inc.	11,600	550,884
Numerex Corp. - Class A	22,089	159,703
Nvidia Corp.	24,200	453,024
NYMAGIC, Inc.	5,704	109,289
Odyssey Marine Exploration, Inc.	16,123	63,847
Office Depot, Inc.	15,800	172,852
Opnet Technologies, Inc.	18,743	168,687
Oshkosh Corp.	13,300	275,177
OYO Geospace Corp.	1,158	68,253
Packaging Corp of America	22,500	483,975
Pactiv Corp.	18,900	401,247
PAETEC Holding Corp.	6,822	43,320
Pall Corp.	14,500	575,360
PAM Transportation Services, Inc.	2,925	31,151
Parkway Properties Inc.	1,566	52,821
Patriot Capital Funding, Inc.	28,337	177,106
Patriot Coal Corp.	840	128,764
Patriot Transportation Holding, Inc.	1,580	126,400
PennantPark Investment Corp.	5,996	43,231
Peoples United Financial, Inc.	30,900	482,040
Perma-Fix Environmental Services	16,658	48,142
PetSmart, Inc.	23,900	476,805
PharmaNet Development Group, Inc.	9,305	146,740
Pharmerica Corp.	8,212	185,509
Photronics, Inc.	12,651	89,063
Pico Holdings, Inc.	4,855	210,950
Pinnacle Entertainment, Inc.	2,244	23,540
Piper Jaffray Cos.	3,483	102,156
Pitney Bowes, Inc.	14,100	480,810
Playboy Enterprises, Inc. - Class B	4,893	24,171
Plug Power, Inc.	21,067	49,507
PNM Resources, Inc.	3,605	43,116
Polo Ralph Lauren Corp.	8,100	508,518

Underlying Funds Trust
Long/Short Equity - Momentum - 1 Portfolio
Schedule of Securities Sold Short
June 30, 2008 (Unaudited)

Shares	Value
Portland General Electric Co.	9,155	$206,171
PPG Industries, Inc.	7,300	418,801
PRG-Schultz International, Inc.	5,000	47,050
Princeton Review, Inc.	15,022	101,549
PrivateBancorp, Inc.	7,537	228,974
Prudential Bancorp Inc. of Pennsylvania	5,209	59,851
RadNet, Inc.	34,499	213,894
RCN Corp.	4,589	49,469
RealNetworks, Inc.	32,778	216,335
Resources Connection, Inc.	2,158	43,915
Rigel Pharmaceuticals, Inc.	13,749	311,552
RightNow Technologies, Inc.	869	11,879
Riverbed Technology, Inc.	34,200	469,224
Robert Half International, Inc.	17,250	413,482
Rockwell Automation, Inc.	8,000	349,840
Rockwell Collins, Inc.	8,100	388,476
RPC, Inc.	6,226	104,597
Rudolph Technologies, Inc.	8,035	61,869
Saia, Inc.	5,716	62,419
Sanders Morris Harris Group, Inc.	21,791	147,743
Sanderson Farms, Inc.	1,245	42,977
Sara Lee Corp.	38,600	472,850
Savient Pharmaceuticals, Inc.	3,839	97,127
The Scotts Miracle-Gro Co. - Class A	14,500	254,765
SEI Investments Co.	23,700	557,424
SenoRx, Inc.	8,482	65,481
Sequenom, Inc.	5,119	81,699
The Sherwin-Williams Co.	9,500	436,335
Shoe Carnival, Inc.	2,805	33,071
Shutterfly, Inc.	3,424	41,807
Silicon Graphics, Inc.	2,861	16,336
Silicon Image, Inc.	5,012	36,337
Silicon Storage Technology, Inc.	82,069	227,331
Simpson Manufacturing Co., Inc.	5,398	128,149
Skyline Corp.	2,821	66,293
Sonoco Products Co.	15,900	492,105
Sotheby's	21,800	574,866
Southwest Bancorp, Inc.	774	8,901
Southwest Water Co.	22,970	230,159
Spansion, Inc. - Class A	11,097	24,968
Spartech Corp.	3,301	31,128
Starbucks Corp.	32,500	511,550
Starwood Hotels & Resorts Worldwide, Inc.	9,250	370,648
The Steak N Shake Co.	12,448	78,796
Steven Madden Ltd.	2,333	42,881
Stewart Information Services Corp.	4,218	81,576
Stratus Properties, Inc.	4,324	75,194
SuccessFactors, Inc.	8,472	92,768
Sunoco, Inc.	9,300	378,417

Underlying Funds Trust
Long/Short Equity - Momentum - 1 Portfolio
Schedule of Securities Sold Short
June 30, 2008 (Unaudited)

Shares	Value
Sunrise Senior Living, Inc.	866	$19,468
Superior Well Services, Inc.	7,541	239,125
Supertex, Inc.	1,284	29,969
SurModics, Inc.	3,384	151,739
Sycamore Networks, Inc.	70,150	225,883
Syms Corp.	4,972	68,315
Symyx Technologies	20,710	144,556
SYSCO Corp.	16,800	462,168
Targacept, Inc.	9,248	67,233
TCF Financial Corp.	26,300	316,389
Tejon Ranch Co.	4,629	166,922
Temple-Inland, Inc.	2,152	24,253
Terremark Worldwide, Inc.	34,483	188,277
Tetra Technologies, Inc.	22,692	538,027
Thor Industries, Inc.	10,900	231,734
Thoratec Corp.	10,073	175,169
THQ, Inc.	2,910	58,957
Titanium Metals Corp.	18,950	265,111
TomoTherapy, Inc.	3,656	32,648
Toro Co.	12,600	419,202
Tractor Supply Co.	12,700	368,808
Trailer Bridge, Inc.	2,233	12,862
Tuesday Morning Corp.	5,827	23,949
TurboChef Technologies, Inc.	3,761	17,978
Ultra Clean Holdings	10,054	80,030
Under Armour, Inc. - Class A	16,100	412,804
Union Bankshares Corp.	12,263	182,596
Union Drilling, Inc.	9,009	195,315
Unisource Energy Corp.	847	26,265
Universal American Corp.	4,503	46,021
Universal Electronics, Inc.	2,972	62,115
Universal Forest Products, Inc.	3,653	109,444
Universal Stainless & Alloy	4,348	161,050
USA Truck, Inc.	3,213	38,652
UTi Worldwide, Inc.	23,300	464,835
Valueclick, Inc.	24,000	363,600
VCA Antech, Inc.	13,800	383,364
Vector Group Ltd.	12,990	209,529
Vertex Pharmaceuticals, Inc.	2,423	81,098
Vignette Corp.	11,741	140,892
Vital Images, Inc.	2,238	27,841
Wabash National Corp.	3,205	24,230
Watsco, Inc.	1,588	66,378
Wausau Paper Corp.	7,892	60,847
Wauwatosa Holdings, Inc.	18,601	197,543
WebMD Health Corp. - Class A	19,400	541,260
Weis Markets, Inc.	1,698	55,134
WellCare Health Plans, Inc.	10,700	386,805
Wendy's International, Inc.	18,200	495,404

Underlying Funds Trust
Long/Short Equity - Momentum - 1 Portfolio
Schedule of Securities Sold Short
June 30, 2008 (Unaudited)

Shares	Value
WESCO International, Inc.	10,450	$418,418
West Marine, Inc.	4,852	19,893
Westlake Chemical Corp.	3,484	51,772
York Water Co.	4,131	60,189
Zale Corp.	2,691	50,833
Zenith National Insurance Corp.	5,858	205,967
Total Securities Sold Short (Proceeds $77,513,984)		$65,179,549

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Long/Short Equity - REIT - 1 Portfolio
Schedule of Investments
June 30, 2008 (Unaudited)

Shares	Value
COMMON STOCKS - 61.25%
Construction & Engineering - 11.07%
EMCOR Group, Inc. (a)(b)	13,200	$376,596
Fluor Corp. (b)	2,500	465,200
Foster Wheeler Ltd. (a)(b)	2,800	204,820
Granite Construction, Inc. (b)	49,700	1,567,041
KBR, Inc. (b)	30,200	1,054,282
Perini Corp. (a)(b)	58,700	1,940,035
Pike Electric Corp. (a)(b)	25,100	416,911
The Shaw Group Inc. (a)(b)	17,300	1,068,967
Total Construction & Engineering		7,093,852

Diversified REITs - 2.91%
Investors Real Estate Trust (b)	157,500	1,502,550
Vornado Realty Trust (b)	4,100	360,800
Total Diversified REITs		1,863,350

Health Care Providers & Services - 6.65%
Health Management Associates, Inc. - Class A (a)(b)	89,800	584,598
HEALTHSOUTH Corp. (a)(b)	28,500	473,955
LifePoint Hospitals, Inc. (a)(b)	11,400	322,620
Psychiatric Solutions, Inc. (a)(b)	6,500	245,960
Sun Healthcare Group, Inc. (a)(b)	26,100	349,479
Tenet Healthcare Corp. (a)(b)	305,100	1,696,356
Universal Health Services, Inc. - Class B (b)	9,300	587,946
Total Health Care Providers & Services		4,260,914

Hotels Restaurants & Leisure - 6.31%
Ameristar Casinos, Inc. (b)	11,900	164,458
Cedar Fair LP (b)	53,900	1,012,781
International Speedway Corp. - Class A	25,800	1,006,974
Life Time Fitness, Inc. (a)	23,600	697,380
Marcus Corp.	36,129	540,128
Wynn Resorts Ltd.	7,600	618,260
Total Hotels Restaurants & Leisure		4,039,981

Household Durables - 4.56%
Beazer Homes USA, Inc.	79,200	441,144
Champion Enterprises, Inc. (a)	27,100	158,535
Lennar Corp. - Class A	17,200	212,248
M/I Homes, Inc.	51,200	805,376
Standard Pacific Corp.	385,665	1,303,548
Total Household Durables		2,920,851

Industrial REITs - 3.73%
AMB Property Corp.	14,600	735,548
ProLogis	30,400	1,652,240
Total Industrial REITs		2,387,788

Underlying Funds Trust
Long/Short Equity - REIT - 1 Portfolio
Schedule of Investments
June 30, 2008 (Unaudited)

Shares	Value

Insurance - 1.57%
Fidelity National Financial, Inc. - Class A	53,300	$671,580
First American Corp.	12,700	335,280
Total Insurance		1,006,860

Internet Software & Services - 0.62%
LoopNet, Inc. (a)	35,200	397,760
Mortgage REITs - 4.11%
Annaly Capital Management, Inc.	39,700	615,747
Anworth Mortgage Asset Corp.	113,600	739,536
Capital Trust, Inc.	7,700	147,917
Capstead Mortgage Corp.	15,000	162,750
Crystal River Capital, Inc.	28,800	105,408
MFA Mortgage Investments, Inc.	132,300	862,596
Total Mortgage REITs		2,633,954

Office REITs - 2.11%
Highwoods Properties, Inc.	13,100	411,602
HRPT Properties Trust	31,900	215,963
Lexington Realty Trust	53,000	722,390
Total Office REITs		1,349,955

Real Estate Management & Development - 1.51%
Grubb & Ellis Co.	148,700	572,495
Tejon Ranch Co. (a)	11,000	396,660
Total Real Estate Management & Development		969,155

Residential REITs - 1.95%
AvalonBay Communities, Inc.	14,000	1,248,240
Retail REITs - 6.66%
Agree Realty Corp.	1,400	30,870
AmREIT, Inc. - Class A	3,550	25,383
CBL & Associates Properties, Inc.	15,800	360,872
Glimcher Realty Trust	28,229	315,600
Kimco Realty Corp.	8,500	293,420
The Macerich Co.	11,400	708,282
Pennsylvania Real Estate Investment Trust	33,300	770,562
Simon Property Group, Inc.	6,200	557,318
Taubman Centers, Inc.	20,400	992,460
Urstadt Biddle Properties, Inc. - Class A	14,400	211,104
Total Retail REITs		4,265,871

Underlying Funds Trust
Long/Short Equity - REIT - 1 Portfolio
Schedule of Investments
June 30, 2008 (Unaudited)

Shares	Value
Specialized REITs - 6.41%
Ashford Hospitality Trust, Inc.	255,700	$1,181,334
Cogdell Spencer, Inc.	38,100	619,125
Hersha Hospitality Trust	97,087	733,007
Plum Creek Timber Co., Inc.	15,000	640,650
Potlatch Corp.	10,000	451,200
Rayonier, Inc.	7,000	297,220
Sunstone Hotel Investors, Inc.	11,000	182,600
Total Specialized REITs		4,105,136

Specialty Retail - 1.08%
Penske Auto Group, Inc.	47,100	694,254
TOTAL COMMON STOCKS (Cost $43,231,703)		$39,237,921

Total Investments (Cost $43,231,703) - 61.25%		$39,237,921

	Principal
	Amount
REPURCHASE AGREEMENTS - 41.08%
The Bear Stearns Companies, Inc.
1.850%, dated 6/30/2008, due 07/01/2008,
repurchase price $26,319,480 (b)(c)	$26,315,376	26,315,376
TOTAL REPURCHASE AGREEMENTS (Cost $26,315,376)		$26,315,376

Liabilities in Excess of Other Assets - (2.33)%		(1,491,530)
TOTAL NET ASSETS - 100.00%		$64,061,767

Footnotes

Percentages are stated as a percent of net assets.

(a) Non-income producing.
(b) All or a portion of the shares have been committed as collateral for open short positions.
(c) Collateralized by U.S. Government or U.S. Government Agencies securities, U.S. Government Agency mortgage-backed securities, certificates of deposit or banker's acceptances.

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Long/Short Equity - REIT - 1 Portfolio
Schedule of Securities Sold
June 30, 2008 (Unaudited)

Shares	Value
American Campus Communities, Inc.	1,803	$50,195
BioMed Realty Trust, Inc. (a)	23,300	571,549
Camden Property Trust	22,100	978,146
CapLease, Inc.	39,900	298,851
CBRE Realty Finance, Inc.	237,722	817,764
Colonial Properties Trust	26,800	536,536
DCT Industrial Trust, Inc.	19,300	159,804
DR Horton, Inc.	143,800	1,560,230
Dycom Industries, Inc.	36,294	526,989
Federal National Mortgage Association	21,100	411,661
First Industrial Realty Trust, Inc.	12,600	346,122
Five Star Quality Care, Inc.	17,300	81,829
Forest City Enterprises, Inc. - Class A	15,500	499,410
General Growth Properties, Inc.	15,800	553,474
HCP, Inc.	32,000	1,017,920
Healthcare Realty Trust, Inc.	87,800	2,087,006
Home Properties, Inc.	4,968	238,762
Insituform Technologies, Inc. - Class A	46,400	706,672
KB Home	51,200	866,816
KKR Financial Holdings LLC	142,200	1,493,100
LandAmerica Financial Group, Inc.	33,800	750,022
Las Vegas Sands Corp.	19,100	906,104
Layne Christensen Co.	10,100	442,279
Marriott International, Inc. - Class A	23,700	621,888
Medical Properties Trust, Inc.	51,500	521,180
MGM Mirage	41,912	1,420,398
Michael Baker Corp.	22,300	487,924
Monarch Casino & Resort, Inc.	55,000	649,000
Morgans Hotel Group Co.	151,400	1,559,420
National Health Investors, Inc.	65,400	1,864,554
Omega Healthcare Investors, Inc.	25,500	424,575
Orion Marine Group, Inc.	98,770	1,395,620
Pico Holdings, Inc.	17,489	759,897
Post Properties, Inc.	27,600	821,100
Public Storage	14,300	1,155,297
Pulte Homes, Inc.	189,700	1,826,811
Ramco-Gershenson Properties Trust	15,500	318,370
Realty Income Corp.	43,200	983,232
Saul Centers, Inc.	23,900	1,123,061
Sun Communities, Inc.	59,500	1,084,685
Tanger Factory Outlet Centers, Inc.	17,500	628,775
Toll Brothers, Inc.	29,800	558,154
Town Sports International Holdings, Inc.	17,300	161,582
URS Corp.	107,400	4,507,578
U-Store-It Trust	29,599	353,708
Vail Resorts, Inc.	15,400	659,582
Weingarten Realty Investors	22,100	670,072
Total Securities Sold Short (Proceeds $45,733,767)		$40,457,704

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Merger Arbitrage - 1 Portfolio
Schedule of Investments
June 30, 2008 (Unaudited)

Shares	Value
COMMON STOCKS - 80.25%
Aerospace & Defense - 3.49%
DRS Technologies, Inc.	13,000	$1,023,360
Herley Industries, Inc. (a)	40,000	531,200
Honeywell International, Inc.	1,000	50,280
Total Aerospace & Defense		1,604,840

Beverages - 0.62%
Anheuser-Busch Cos., Inc.	3,000	186,360
Dr Pepper Snapple Group, Inc. (a)	4,800	100,704
Total Beverages		287,064

Biotechnology - 2.96%
Biogen Idec, Inc. (a)	2,000	111,780
Tercica, Inc. (a)	15,000	132,450
Third Wave Technologies, Inc. (a)	100,000	1,116,000
Total Biotechnology		1,360,230

Building Products - 0.19%
Griffon Corp. (a)	10,000	87,600
Capital Markets - 0.41%
BKF Capital Group, Inc. (a)	3,000	6,750
SWS Group, Inc.	11,000	182,710
Total Capital Markets		189,460

Chemicals - 1.04%
Ferro Corp.	15,000	281,400
Sensient Technologies Corp.	7,000	197,120
Total Chemicals		478,520

Commercial Banks - 0.37%
PNC Financial Services Group, Inc.	3,000	171,300
Commercial Services & Supplies - 4.37%
Angelica Corp.	20,000	425,400
ChoicePoint, Inc. (a)	31,000	1,494,200
Republic Services, Inc.	3,000	89,100
Total Commercial Services & Supplies		2,008,700

Communications Equipment - 1.24%
Radyne Corp. (a)	50,000	571,500
Computers & Peripherals - 2.32%
Diebold, Inc.	30,000	1,067,400
Consumer Finance - 1.84%
American Express Co.	6,000	226,020
SLM Corp. (a)	32,000	619,200
Total Consumer Finance		845,220

Containers & Packaging - 0.09%
Myers Industries, Inc.	5,000	40,750

Underlying Funds Trust
Merger Arbitrage - 1 Portfolio
Schedule of Investments
June 30, 2008 (Unaudited)

Shares	Value
Diversified Consumer Services - 1.26%
Corinthian Colleges, Inc. (a)	35,000	$406,350
H&R Block, Inc.	8,000	171,200
Total Diversified Consumer Services		577,550

Diversified Financial Services - 0.57%
Citigroup, Inc.	13,000	217,880
Liberty Media Corp. - Capital (a)	3,000	43,200
Total Diversified Financial Services		261,080

Diversified Telecommunication Services - 0.34%
Asia Satellite Telecommunications Holdings Ltd.	50,000	76,950
Cincinnati Bell, Inc. (a)	20,000	79,600
Total Diversified Telecommunication Services		156,550

Electric Utilities - 0.48%
DPL, Inc.	2,000	52,760
NSTAR	3,000	101,460
Westar Energy, Inc.	3,000	64,530
Total Electric Utilities		218,750

Electrical Equipment - 1.18%
Belden, Inc.	1,000	33,880
Cooper Industries Ltd. - Class A	2,000	79,000
SL Industries, Inc. (a)	9,800	149,450
Superior Essex, Inc. (a)	2,000	89,260
Thomas & Betts Corp. (a)	5,000	189,250
Total Electrical Equipment		540,840

Electronic Equipment & Instruments - 0.96%
Excel Technology, Inc. (a)	11,100	247,752
Park Electrochemical Corp.	8,000	194,480
Total Electronic Equipment & Instruments		442,232

Energy Equipment & Services - 0.20%
Rowan Cos, Inc.	2,000	93,500
Food & Staples Retailing - 0.24%
BJ's Wholesale Club, Inc. (a)	500	19,350
SUPERVALU, Inc.	3,000	92,670
Total Food & Staples Retailing		112,020

Food Products - 7.33%
Cadbury PLC - ADR	20,000	1,006,400
Campbell Soup Co.	4,000	133,840
Sara Lee Corp.	13,400	164,150
Tootsie Roll Industries, Inc.	14,000	351,820
WM Wrigley Jr. Co.	22,000	1,711,160
Total Food Products		3,367,370

Underlying Funds Trust
Merger Arbitrage - 1 Portfolio
Schedule of Investments
June 30, 2008 (Unaudited)

Shares	Value
Health Care Equipment & Supplies - 2.37%
Advanced Medical Optics, Inc. (a)	20,000	$374,800
Angiodynamics, Inc. (a)	12,000	163,440
Arthrocare Corp. (a)	10,000	408,100
Conmed Corp. (a)	2,500	66,375
Kensey Nash Corp. (a)	1,000	32,050
Osteotech, Inc. (a)	1,000	5,690
RTI Biologics, Inc. (a)	4,500	39,375
Total Health Care Equipment & Supplies		1,089,830

Health Care Providers & Services - 0.91%
Apria Healthcare Group, Inc. (a)	12,000	232,680
Chemed Corp.	5,000	183,050
Total Health Care Providers & Services		415,730

Health Care Technology - 0.12%
AMICAS, Inc. (a)	19,500	55,380
Hotels Restaurants & Leisure - 2.83%
Boyd Gaming Corp.	21,000	263,760
Churchill Downs, Inc.	6,000	209,220
Dover Motorsports, Inc.	2,000	10,180
Ladbrokes PLC	10,294	52,644
MGM Mirage (a)	15,000	508,350
The Steak N Shake Co. (a)	40,000	253,200
Total Hotels Restaurants & Leisure		1,297,354

Household Durables - 0.61%
Harman International Industries, Inc.	2,000	82,780
Nobility Homes, Inc.	8,000	127,600
Skyline Corp.	3,000	70,500
Total Household Durables		280,880

Independent Power Producers & Energy Traders - 0.37%
NRG Energy, Inc. (a)	4,000	171,600
Insurance - 5.44%
CNA Surety Corp. (a)	12,000	151,680
Hilb Rogal & Hobbs Co.	20,000	869,200
Safeco Corp.	22,000	1,477,520
Total Insurance		2,498,400

Internet Software & Services - 1.37%
HireRight, Inc. (a)	5,000	85,500
Tumbleweed Communications Corp. (a)	10,000	26,200
Yahoo!, Inc. (a)	25,000	516,500
Total Internet Software & Services		628,200

Underlying Funds Trust
Merger Arbitrage - 1 Portfolio
Schedule of Investments
June 30, 2008 (Unaudited)

Shares	Value
IT Services - 3.81%
Affiliated Computer Services, Inc. (a)	500	$26,745
Electronic Data Systems Corp.	70,000	1,724,800
Total IT Services		1,751,545

Leisure Equipment & Products - 0.05%
The Fairchild Corp. - Class A (a)	11,000	23,210
Life Science Tools & Services - 0.37%
Applera Corp - Applied Biosystems Group	5,000	167,400
Machinery - 1.65%
Ampco-Pittsburgh Corp.	5,000	222,400
ITT Corp.	2,000	126,660
Navistar International Corp. (a)	5,000	329,100
Tennant Co.	1,000	30,070
Watts Water Technologies, Inc.	2,000	49,800
Total Machinery		758,030

Media - 6.38%
Cablevision Systems Corp. (a)	25,000	565,000
CBS Corp.	4,500	87,660
Clear Channel Outdoor Holdings, Inc. - Class A (a)	16,000	285,280
The DIRECTV Group Inc. (a)	29,000	751,390
Discovery Holding Co. (a)	2,000	43,920
DISH Network Corp. (a)	6,000	175,680
Emmis Communications Corp. - Class A (a)	15,000	37,800
Fisher Communications, Inc. (a)	8,109	279,274
Liberty Media Corp. - Entertainment (a)	12,000	290,760
Lin TV Corp. - Class A (a)	25,000	149,000
Media General, Inc. - Class A	12,000	143,400
Salem Communications Corp. - Class A	6,000	11,820
Warner Music Group Corp.	15,000	107,100
Young Broadcasting, Inc. (a)	10,000	1,400
Total Media		2,929,484

Metals & Mining - 2.08%
Alcoa, Inc.	5,000	178,100
Barrick Gold Corp.	6,000	273,000
Rio Tinto PLC - ADR	1,000	495,000
WHX Corp. (a)	7,000	10,430
Total Metals & Mining		956,530

Multi-Utilities - 4.04%
Aquila, Inc. (a)	260,000	980,200
Energy East Corp.	20,000	494,400
NorthWestern Corp.	15,000	381,300
Suez SA (a)(c)	3,200	50
Total Multi-Utilities		1,855,950

Underlying Funds Trust
Merger Arbitrage - 1 Portfolio
Schedule of Investments
June 30, 2008 (Unaudited)

Shares	Value
Oil, Gas & Consumable Fuels - 2.64%
Anadarko Petroleum Corp.	1,500	$112,260
Chevron Corp.	1,000	99,130
James River Coal Co. (a)	1,000	58,690
Synenco Energy, Inc. (a)	100,000	881,632
WesternZagros Resources Ltd. (a)	20,000	58,449
Total Oil, Gas & Consumable Fuels		1,210,161

Pharmaceuticals - 0.44%
Alpharma, Inc. - Class A (a)	9,000	202,770
Software - 3.45%
Borland Software Corp. (a)	5,000	6,800
GSE Systems, Inc. (a)	2,500	22,275
Mentor Graphics Corp. (a)	18,000	284,400
Nds Group Plc - ADR (a)	2,000	118,400
Take-Two Interactive Software, Inc. (a)	45,000	1,150,650
Total Software		1,582,525

Specialty Retail - 1.57%
CSK Auto Corp. (a)	60,000	628,800
Midas, Inc. (a)	6,000	81,000
Pier 1 Imports, Inc. (a)	3,000	10,320
Total Specialty Retail		720,120

Thrifts & Mortgage Finance - 0.65%
Flushing Financial Corp.	4,000	75,800
NewAlliance Bancshares, Inc.	18,000	224,640
Total Thrifts & Mortgage Finance		300,440

Trading Companies & Distributors - 0.71%
GATX Corp.	3,000	132,990
Kaman Corp.	8,500	193,460
Total Trading Companies & Distributors		326,450

Wireless Telecommunication Services - 6.89%
Centennial Communications Corp. (a)	23,000	160,770
Millicom International Cellular SA	2,500	258,750
Price Communications Corp. Liquid Trust (a)(d)	1,000	—
Rural Cellular Corp. - Class A (a)	37,500	1,669,125
Sprint Nextel Corp.	65,000	617,500
Telephone & Data Systems, Inc.	2,000	88,200
US Cellular Corp. (a)	6,500	367,575
Total Wireless Telecommunication Services		3,161,920

TOTAL COMMON STOCKS (Cost $38,848,160)		$36,866,385

Underlying Funds Trust
Merger Arbitrage - 1 Portfolio
Schedule of Investments
June 30, 2008 (Unaudited)

Shares	Value
CONVERTIBLE PREFERRED STOCKS - 0.09%
Media - 0.09%
Shaw Communications, Inc.	2,000	$40,720
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $26,347)		$40,720

Total Investments (Cost $38,874,507) - 80.34%		$36,907,105

	Principal
	Amount
REPURCHASE AGREEMENTS - 22.51%
The Bear Stearns Companies, Inc.
1.850%, dated 6/30/2008, due 07/01/2008,
repurchase price $10,339,772 (b)	$10,338,249	10,338,249
TOTAL REPURCHASE AGREEMENTS (Cost $10,338,249)		$10,338,249

Liabilities in Excess of Other Assets - (2.85)%		(1,307,125)
TOTAL NET ASSETS - 100.00%		$45,938,229

Footnotes

Percentages are stated as a percent of net assets.

ADR American Depository Receipt
(a) Non-income producing.
(b) Collateralized by U.S. Government or U.S. Government Agencies securities, U.S. Government Agency mortgage-backed securities, certificates of deposit or banker's acceptances.
(c) Illiquid Security. The market value of these securities total $50, which represents 0.00% of total net assets.
(d) Fair-valued security. The market value of these securities total $0, which represents 0.00% of total net assets.

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Statements of Assets and Liabilities
June 30, 2008 (Unaudited)

	The Arbitrage-1 Portfolio (Convertible Bond)	The Arbitrage-2 Portfolio (Fixed Income)
Assets:
Unaffiliated Issuers, at value (cost $65,837,933, $64,901,110)	$65,971,215	$58,253,900
Repurchase Agreements (cost $3,513,228, $42,930,119)	3,513,228	42,930,119
Cash	—	696,402
Receivable for investments sold	190,901	30,315,878
Net receivable for forward currency contracts	—	3,698
Dividends and interest receivable	362,342	377,653
Deposits for short sales	28,122,995	—
Swap payments paid	—	9,992,978
Net unrealized gain on swaps	—	10,020,411
Total Assets	98,160,681	152,591,039

Liabilities:
Securities sold short, at value (proceeds $27,828,532, $7,983,125)	27,779,006	8,055,000
Written option contracts, at value (premiums received $94,732, $80,750)	68,762	53,812
Payable for investments purchased	360,438	58,481,336
Payable to broker for interest on securities sold short	—	19,556
Payable from variation margin of futures	—	7,365
Payable to Advisor	142,407	144,146
Payable to broker for dividends on securities sold short	6,462	—
Collateral received on open swap contracts	—	13,660,000
Total Liabilities	28,357,075	80,421,215

Net Assets	$69,803,606	$72,169,824

Net Assets Consist of:
Shares of beneficial interest	$70,262,124	$79,597,365
Undistributed net investment income (loss)	(409,606)	(1,263,293)
Accumulated net realized gain (loss)	(257,690)	(10,689,495)
Net unrealized appreciation (depreciation) on:
Investments	133,282	(6,647,210)
Forward foreign currency contracts	—	3,697
Short positions	49,526	(71,875)
Futures Contracts	—	1,193,286
Written option contracts	25,970	26,938
Swap Contracts	—	10,020,411
Total Net Assets	$69,803,606	$72,169,824

Shares outstanding (unlimited shares authorized, $0.001 par value)	6,964,221	8,005,256

Net asset value, offering and redemption price per share	$10.02	$9.02

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Statements of Assets and Liabilities
June 30, 2008 (Unaudited)

	The Deep Value Hedged Income-1 Portfolio	The Distressed Securities & Special Situations-1 Portfolio
Assets:
Unaffiliated Issuers, at value (cost $88,098,960, $76,363,298)	$71,556,730	$71,893,136
Repurchase Agreements (cost $7,212,343, $28,297,552)	7,212,343	28,297,552
Foreign currency, at value (cost $36,127, $762)	37,272	752
Receivable for investments sold	26	8,815,489
Dividends and interest receivable	1,575,483	748,068
Deposit for short sales	2,785,836	8,495,542
Total Assets	83,167,690	118,250,539

Liabilities:
Securities sold short, at value (proceeds $1,061,006, $8,569,815)	920,150	7,686,464
Foreign currency, at value (cost $1,350,971, $4,375,351)	1,364,822	4,370,297
Written option contracts, at value (premiums received $141,314, $168,906)	146,700	261,790
Short-term borrowing on credit facility	2,500,000	—
Payable for investments purchased	2,469,511	3,182,245
Payable to Advisor	153,321	205,398
Payable to Custodian	65,498	384,195
Accrued expenses and other liabilities	3,146	223
Total Liabilities	7,623,148	16,090,612

Net Assets	$75,544,542	$102,159,927

Net Assets Consist of:
Shares of beneficial interest	$88,620,056	$99,292,631
Undistributed net investment income (loss)	3,425,132	1,493,871
Accumulated net realized gain (loss)	(85,442)	5,049,730
Net unrealized appreciation (depreciation) on:
Investments	(16,542,230)	(4,470,162)
Foreign currency and foreign currency translation	(8,444)	3,390
Short positions	140,856	883,351
Written option contracts	(5,386)	(92,884)
Total Net Assets	$75,544,542	$102,159,927

Shares outstanding (unlimited shares authorized, $0.001 par value)	8,376,914	10,941,542

Net asset value, offering and redemption price per share	$9.02	$9.34

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Statements of Assets and Liabilities
June 30, 2008 (Unaudited)

	The Energy & Natural Resources-1 Portfolio	The Equity Options Overlay-1 Portfolio
Assets:
Unaffiliated Issuers, at value (cost $40,288,291, $59,046,343)	$38,980,294	$55,385,368
Repurchase Agreements (cost $1,123,836, $5,585,358)	1,123,836	5,585,358
Foreign currency, at value (cost $132,456, $0)	132,943	—
Receivable for investments sold	10	496,558
Dividends and interest receivable	10,628	60,881
Deposit for short sales	823,134	2,125,570
Total Assets	41,070,845	63,653,735

Liabilities:
Securities sold short, at value (proceeds $0, $2,426,498)	—	2,070,900
Foreign currency, at value (cost $651,639, $0)	648,766	—
Written option contracts, at value (premiums received $0, $4,184,143)	—	3,252,070
Payable for investments purchased	260,454	4,527,901
Payable to Advisor	83,061	111,988
Accrued expenses and other liabilities	2,409	—
Total Liabilities	994,690	9,962,859

Net Assets	$40,076,155	$53,690,876

Net Assets Consist of:
Shares of beneficial interest	$42,385,690	$58,331,579
Undistributed net investment loss	371,724	(192,798)
Accumulated net realized gain (loss)	(1,376,601)	(2,074,601)
Net unrealized appreciation (depreciation) on:
Investments	(1,307,997)	(3,660,975)
Foreign currency and foreign currency translation	3,339	—
Short positions	—	355,598
Written option contracts	—	932,073
Total Net Assets	$40,076,155	$53,690,876

Shares outstanding (unlimited shares authorized, $0.001 par value)	4,242,543	5,623,308

Net asset value, offering and redemption price per share	$9.45	$9.55

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Statements of Assets and Liabilities
June 30, 2008 (Unaudited)

	The Global Hedged Income-1 Portfolio	The Long/Short Equity―Deep Discount Value-1 Portfolio
Assets:
Unaffiliated Issuers, at value (cost $81,571,090, $34,307,637)	$78,688,095	$33,902,158
Affiliated Issuers, at value (cost $0, $1,195,237) (See Note 7)	—	307,572
Repurchase Agreements (cost $3,212,499, $5,115,814)	3,212,499	5,115,814
Foreign currency, at value (cost $106,339, $0)	110,734	—
Receivable for investments sold	—	591,193
Dividends and interest receivable	1,447,108	21,723
Deposit for short sales	—	7,981,024
Swap payments paid	142,462	—
Total Assets	83,600,898	47,919,484

Liabilities:
Securities sold short, at value (proceeds $0, $8,072,862)	—	7,465,650
Foreign currency, at value (cost $2,947, $0)	2,659	—
Payable for investments purchased	3,613,920	1,208,099
Payable to Advisor	163,830	75,311
Payable to Custodian	—	348,207
Payable to broker for dividends on securities sold short	—	11,539
Payable for forward currency contracts	52,748	—
Unrealized loss on swaps	170,213	—
Total Liabilities	4,003,370	9,108,806

Net Assets	$79,597,528	$38,810,678

Net Assets Consist of:
Shares of beneficial interest	$79,988,028	$45,392,138
Undistributed net investment income (loss)	2,726,992	(266,010)
Accumulated net realized gain (loss)	(37,012)	(5,629,518)
Net unrealized appreciation (depreciation) on:
Investments	(2,882,995)	(1,293,144)
Foreign currency and foreign currency translation	25,476	—
Forward foreign currency contracts	(52,748)	—
Short positions	—	607,212
Swap contracts	(170,213)	—
Total Net Assets	$79,597,528	$38,810,678

Shares outstanding (unlimited shares authorized, $0.001 par value)	7,783,318	5,157,978

Net asset value, offering and redemption price per share	$10.23	$7.52

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Statements of Assets and Liabilities
June 30, 2008 (Unaudited)

	The Long/Short Equity―Earnings Revision-1 Portfolio	The Long/Short Equity―Global-1 Portfolio
Assets:
Unaffiliated Issuers, at value (cost $49,002,386, $21,582,645)	$53,999,546	$18,253,502
Repurchase Agreements (cost $10,684,703, $8,916,022)	10,684,703	8,916,022
Foreign currency, at value (cost $0, $5,904,015)	—	6,118,240
Cash	—	7,441
Receivable for investments sold	2,101,772	—
Dividends and interest receivable	68,112	89,204
Deposits for short sales	54,621,256	—
Total Assets	121,475,389	33,384,409

Liabilities:
Securities sold short, at value (proceeds $69,611,276, $0)	53,759,794	—
Foreign currency, at value (cost $0, $427)	—	429
Payable for investments purchased	1,936,244	—
Payable to Advisor	135,253	71,022
Payable to broker for dividends on securities sold short	39,573	—
Total Liabilities	55,870,864	71,451

Net Assets	$65,604,525	$33,312,958

Net Assets Consist of:
Shares of beneficial interest	$48,280,757	$38,337,415
Undistributed net investment income (loss)	(210,066)	(8,883)
Accumulated net realized gain (loss)	(3,314,808)	(1,900,627)
Net unrealized appreciation (depreciation) on:
Investments	4,997,160	(3,329,143)
Foreign currency and foreign currency translation	—	214,196
Short positions	15,851,482	—
Total Net Assets	$65,604,525	$33,312,958

Shares outstanding (unlimited shares authorized, $0.001 par value)	5,107,335	3,406,929

Net asset value, offering and redemption price per share	$12.85	$9.78

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Statements of Assets and Liabilities
June 30, 2008 (Unaudited)

	The Long/Short Equity―Growth-1 Portfolio	The Long/Short Equity― Healthcare/Biotech-1 Portfolio
Assets:
Unaffiliated Issuers, at value (cost $34,779,286, $31,435,111)	$40,701,971	$31,885,598
Repurchase Agreements (cost $6,803,510, $1,553,355)	6,803,510	1,553,355
Cash	666,448	—
Receivable for investments sold	20,607,818	3,258,434
Dividends and interest receivable	25,701	13,231
Deposits for short sales	33,725,485	31,361,372
Total Assets	102,530,933	68,071,990

Liabilities:
Securities sold short, at value (proceeds $23,894,066, $34,987,137)	20,150,531	31,511,105
Payable for investments purchased	6,535,705	3,655,937
Payable to Advisor	151,229	66,417
Payable to broker for dividends on securities sold short	12,744	32,839
Total Liabilities	26,850,209	35,266,298

Net Assets	$75,680,724	$32,805,692

Net Assets Consist of:
Shares of beneficial interest	$81,098,959	$34,312,519
Undistributed net investment income (loss)	(462,310)	(113,485)
Accumulated net realized gain (loss)	(14,622,145)	(5,319,861)
Net unrealized appreciation (depreciation) on:
Investments	5,922,685	450,487
Short positions	3,743,535	3,476,032
Total Net Assets	$75,680,724	$32,805,692

Shares outstanding (unlimited shares authorized, $0.001 par value)	8,199,987	3,461,836

Net asset value, offering and redemption price per share	$9.23	$9.48

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Statements of Assets and Liabilities
June 30, 2008 (Unaudited)

	The Long/Short Equity― International-1 Portfolio	The Long/Short Equity― Momentum-1 Portfolio
Assets:
Unaffiliated Issuers, at value (cost $45,786,636, $64,183,106)	$44,578,522	$65,989,242
Repurchase Agreements (cost $1,113,738, $15,709,764)	1,113,738	15,709,764
Foreign currency, at value (cost $3,838,098, $0)	3,842,575	—
Receivable for investments sold	4,055,097	1,629,453
Dividends and interest receivable	96,561	92,808
Deposits for short sales	54,720,474	67,809,556
Total Assets	108,406,967	151,230,823

Liabilities:
Securities sold short, at value (proceeds $46,909,221, $77,513,984)	44,307,307	65,179,549
Payable for investments purchased	7,656,352	—
Payable to Advisor	110,054	170,491
Payable to Custodian	1,322,384	—
Payable to broker for dividends on securities sold short	159,251	59,107
Total Liabilities	53,555,348	65,409,147

Net Assets	$54,851,619	$85,821,676

Net Assets Consist of:
Shares of beneficial interest	$54,733,728	$73,311,936
Undistributed net investment income (loss)	(663,381)	(325,839)
Accumulated net realized gain (loss)	(736,900)	(1,304,992)
Net unrealized appreciation (depreciation) on:
Investments	(1,208,114)	1,806,136
Foreign currency and foreign currency translation	124,372	—
Short positions	2,601,914	12,334,435
Total Net Assets	$54,851,619	$85,821,676

Shares outstanding (unlimited shares authorized, $0.001 par value)	5,503,403	8,141,991

Net asset value, offering and redemption price per share	$9.97	$10.54

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Statements of Assets and Liabilities
June 30, 2008 (Unaudited)

	The Long/Short Equity―REIT-1 Portfolio	The Merger Arbitrage-1 Portfolio
Assets:
Unaffiliated Issuers, at value (cost $43,231,703, $38,874,507)	$39,237,921	$36,907,105
Repurchase Agreements (cost $26,315,376, $10,338,249)	26,315,376	10,338,249
Foreign currency, at value (cost $0, $4)	—	4
Cash	—	900
Receivable for investments sold	3,435,917	371,933
Dividends and interest receivable	273,449	29,742
Deposits for short sales	38,584,076	—
Total Assets	107,846,739	47,647,933

Liabilities:
Securities sold short, at value (proceeds $45,733,767, $0)	40,457,704	—
Payable for investments purchased	3,044,166	1,613,419
Payable to Advisor	131,651	96,285
Payable to broker for dividends on securities sold short	151,451	—
Total Liabilities	43,784,972	1,709,704

Net Assets	$64,061,767	$45,938,229

Net Assets Consist of:
Shares of beneficial interest	$57,357,216	$47,905,893
Undistributed net investment income (loss)	(445,012)	(277,363)
Accumulated net realized gain (loss)	5,867,282	277,055
Net unrealized appreciation (depreciation) on:
Investments	(3,993,782)	(1,967,402)
Foreign currency and foreign currency translation	—	46
Short positions	5,276,063	—
Total Net Assets	$64,061,767	$45,938,229

Shares outstanding (unlimited shares authorized, $0.001 par value)	5,529,255	4,702,056

Net asset value, offering and redemption price per share	$11.59	$9.77

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Statements of Operations

For the Six Months Ended June 30, 2008 (Unaudited)	The Arbitrage-1 Portfolio (Convertible Bond)	The Arbitrage-2 Portfolio (Fixed Income)
Investment Income:
Dividend income (net of foreign withholding tax of $111, $0)	$102,556	$—
Interest income	900,703	1,651,120
Total Investment Income	1,003,259	1,651,120

Expenses:
Investment advisory fees	678,035	669,386
Operating service fees	173,510	177,438
Total operating expenses before dividends on short
positions	851,545	846,824
Dividends and interest on short positions	60,273	1,945
Total Expenses	911,818	848,769

Net Investment Income	91,441	802,351

Realized and Unrealized Gain (Loss)
Realized gain (loss) on:
Investments	50,145	(57,613)
Foreign currency and foreign currency translation	—	(3,571)
Forward foreign currency contracts	—	14,977
Short positions	414,182	34,586
Futures Contracts	—	1,339,319
Written option contracts	90,739	2,450
Swap contracts	—	5,816,281

Net Realized Gain (Loss)	555,066	7,146,429
Change in unrealized appreciation (depreciation) on:
Investments	(2,182,244)	(1,221,431)
Forward foreign currency contracts	—	755
Short positions	1,186,270	(71,875)
Futures contracts	—	(272,507)
Written option contracts	36,947	70,198
Swap contracts	—	(4,265,551)
Net Change in Unrealized Appreciation (Depreciation)	(959,027)	(5,760,411)
Net Realized and Unrealized Gain (Loss)	(403,961)	1,386,018

Net Increase (Decrease) in Net Assets Resulting from Operations	$(312,520)	$2,188,369

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Statements of Operations

For the Six Months Ended June 30, 2008 (Unaudited)	The Deep Value Hedged Income-1 Portfolio	The Distressed Securities & Special Situations-1 Portfolio
Investment Income:
Dividend income (net of foreign withholding tax of $0, $55,487)	$—	$477,671
Interest income	4,501,500	2,283,916
Total Investment Income	4,501,500	2,761,587

Expenses:
Investment advisory fees	721,941	894,233
Operating service fees	189,978	235,717
Total operating expenses before interest expense and
dividends on short positions	911,919	1,129,950
Interest expense on credit facility	35,383	48
Dividends and interest on short positions	129,066	143,378
Total Expenses	1,076,368	1,273,376

Net Investment Income	3,425,132	1,488,211

Realized and Unrealized Gain (Loss)
Realized Gain (Loss) on:
Investments	(4,085)	726,583
Foreign currency and foreign currency translation	(83,488)	(7,918)
Short positions	339,639	4,230,394
Written option contracts	(337,128)	481,832

Net Realized Gain (Loss)	(85,062)	5,430,891
Change in unrealized appreciation (depreciation) on:
Investments	(9,997,745)	(4,243,244)
Foreign currency and foreign currency translation	(8,444)	2,997
Short positions	(66,343)	(31,257)
Written option contracts	(5,386)	(92,884)
Net Change in Unrealized Appreciation (Depreciation)	(10,077,918)	(4,364,388)
Net Realized and Unrealized Gain (Loss)	(10,162,980)	1,066,503

Net Increase (Decrease) in Net Assets Resulting from Operations	$(6,737,848)	$2,554,714

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Statements of Operations

For the Six Months Ended June 30, 2008 (Unaudited)(1)	The Energy & Natural Resources-1 Portfolio	The Equity Options Overlay-1 Portfolio
Investment Income:
Dividend income (net of foreign withholding tax of $10,272, $4,154)	$760,897	$454,297
Interest income	83,902	27,277
Total Investment Income	844,799	481,574

Expenses:
Investment advisory fees	372,078	535,200
Operating service fees	96,673	137,659
Total operating expenses before interest expense and
dividends on short positions	468,751	672,859
Interest expense on credit facility	4,324	—
Dividends on short positions	—	3,313
Total Expenses	473,075	676,172

Net Investment Income (Loss)	371,724	(194,598)

Realized and Unrealized Gain (Loss)
Realized gain (loss) on:
Investments	(1,424,934)	(5,142,821)
Foreign currency and foreign currency translation	269	—
Short positions	48,064	1,448
Written option contracts	—	3,559,787

Net Realized Gain (Loss)	(1,376,601)	(1,581,586)
Change in unrealized appreciation (depreciation) on:
Investments	(1,307,997)	(2,956,733)
Foreign currency and foreign currency translation	3,339	—
Short positions	—	206,700
Written option contracts	—	241,750
Net Change in Unrealized Appreciation (Depreciation)	(1,304,658)	(2,508,283)
Net Realized and Unrealized Gain (Loss)	(2,681,259)	(4,089,869)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(2,309,535)	$(4,284,467)

(1) Commencement of operations for the Energy & Natural Resources-1 Portfolio was January 2, 2008.

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Statements of Operations

For the Six Months Ended June 30, 2008 (Unaudited)	The Global Hedged Income-1 Portfolio	The Long/Short Equity-Deep Discount Value-1 Portfolio
Investment Income:
Dividend income (net of foreign withholding tax of $10,631, $2,712)	$307,140	$186,194
Interest income (net of foreign withholding tax of $4,839, $0)	3,305,406	132,512
Total Investment Income	3,612,546	318,706

Expenses:
Investment advisory fees	776,558	382,898
Operating service fees	197,657	107,604
Total operating expenses before dividends on short
positions	974,215	490,502
Dividends on short positions	—	94,214
Total Expenses	974,215	584,716

Net Investment Income (Loss)	2,638,331	(266,010)

Realized and Unrealized Gain (Loss)
Realized gain (loss) on:
Investments in unaffiliated issuers	(114,400)	(5,372,953)
Foreign currency and foreign currency translation	51,016	—
Forward foreign currency contracts	7,269	—
Short positions	(100,251)	546,695
Futures contracts	(33,717)	—
Swap contracts	220,667	—
Written option contracts	—	(199,282)

Net Realized Gain (Loss)	30,584	(5,025,540)
Change in unrealized appreciation (depreciation) on:
Investments	(2,476,619)	383,764
Foreign currency and foreign currency translation	15,007	—
Forward foreign currency contracts	(52,748)	—
Short positions	83,411	(206,219)
Written option contracts	—	(2,746)
Swap contracts	(81,523)	—
Net Change in Unrealized Appreciation (Depreciation)	(2,512,472)	174,799
Net Realized and Unrealized Gain (Loss)	(2,481,888)	(4,850,741)

Net Increase (Decrease) in Net Assets Resulting from Operations	$156,443	$(5,116,751)

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Statements of Operations

For the Six Months Ended June 30, 2008 (Unaudited)	The Long/Short Equity― Earnings Revision-1 Portfolio	The Long/Short Equity―Global-1 Portfolio
Investment Income:
Dividend income (net of foreign withholding tax of $427, $32,709)	$359,380	$430,576
Interest income	628,543	73,101
Total Investment Income	987,923	503,677

Expenses:
Investment advisory fees	625,147	371,434
Operating service fees	152,814	92,823
Total operating expenses before dividends on short
positions	777,961	464,257
Dividends on short positions	420,028	—
Total Expenses	1,197,989	464,257

Net Investment Income (Loss)	(210,066)	39,420

Realized and Unrealized Gain (Loss)
Realized gain (loss) on:
Investments	(2,134,452)	(2,150,013)
Foreign currency and foreign currency translation	—	249,386
Short positions	1,946,935	—

Net Realized Gain (Loss)	(187,517)	(1,900,627)
Change in unrealized appreciation (depreciation) on:
Investments	(3,379,429)	(9,645,066)
Foreign currency and foreign currency translation	—	135,780
Short positions	8,014,440	—
Net Change in Unrealized Appreciation (Depreciation)	4,635,011	(9,509,286)
Net Realized and Unrealized Gain (Loss)	4,447,494	(11,409,913)

Net Increase (Decrease) in Net Assets Resulting from Operations	$4,237,428	$(11,370,493)

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Statements of Operations

For the Six Months Ended June 30, 2008 (Unaudited)	The Long/Short Equity―Growth-1 Portfolio	The Long/Short Equity― Healthcare/Biotech-1 Portfolio
Investment Income:
Dividend income (net of foreign withholding tax of $1,641, $12,278)	$135,055	$150,287
Interest income	363,708	240,154
Total Investment Income	498,763	390,441

Expenses:
Investment advisory fees	678,709	308,123
Operating service fees	178,707	80,480
Total operating expenses before dividends on short
positions	857,416	388,603
Dividends on short positions	103,657	116,830
Total Expenses	961,073	505,433

Net Investment Income (Loss)	(462,310)	(114,992)

Realized and Unrealized Gain (Loss)
Realized gain (loss) on:
Investments	(12,579,296)	(2,759,563)
Foreign currency and foreign currency translation	—	(330)
Short positions	28,095	(592,601)
Written Options	315,066	—

Net Realized Gain (Loss)	(12,236,135)	(3,352,494)
Change in unrealized appreciation (depreciation) on:
Investments	5,184,518	252,125
Short positions	2,753,220	2,362,793
Net Change in Unrealized Appreciation (Depreciation)	7,937,738	2,614,918
Net Realized and Unrealized Gain (Loss)	(4,298,397)	(737,576)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(4,760,707)	$(852,568)

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Statements of Operations

For the Six Months Ended June 30, 2008 (Unaudited)	The Long/Short Equity― International-1 Portfolio	The Long/Short Equity― Momentum-1 Portfolio
Investment Income:
Dividend income (net of foreign withholding tax of $56,334, $182)	$598,299	$429,443
Interest income	491,533	827,012
Total Investment Income	1,089,832	1,256,455

Expenses:
Investment advisory fees	524,160	779,916
Operating service fees	134,792	200,302
Total operating expenses before dividends on short
positions	658,952	980,218
Dividends on short positions	1,076,328	602,076
Total Expenses	1,735,280	1,582,294

Net Investment Income (Loss)	(645,448)	(325,839)

Realized and Unrealized Gain (Loss)
Realized gain (loss) on:
Investments	(4,009,337)	201,857
Foreign currency and foreign currency translation	60,588	—
Short positions	3,686,656	1,104,746

Net Realized Gain (Loss)	(262,093)	1,306,603
Change in unrealized appreciation (depreciation) on:
Investments	(1,039,004)	(4,629,147)
Foreign currency and foreign currency translation	126,884	—
Short positions	1,465,978	7,285,174
Net Change in Unrealized Appreciation (Depreciation)	553,858	2,656,027
Net Realized and Unrealized Gain (Loss)	291,765	3,962,630

Net Increase (Decrease) in Net Assets Resulting from Operations	$(353,683)	$3,636,791

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Statements of Operations

For the Six Months Ended June 30, 2008 (Unaudited)	The Long/Short Equity―REIT-1 Portfolio	The Merger Arbitrage-1 Portfolio
Investment Income:
Dividend income (net of foreign withholding tax of $0, $1,470)	$800,476	$155,451
Interest income	623,339	141,178
Total Investment Income	1,423,815	296,629

Expenses:
Investment advisory fees	636,113	450,285
Operating service fees	157,311	115,639
Total operating expenses before dividends on short
positions	793,424	565,924
Dividends on short positions	1,075,403	—
Total Expenses	1,868,827	565,924

Net Investment Income (Loss)	(445,012)	(269,295)

Realized and Unrealized Gain (Loss)
Realized gain (loss) on:
Investments	(902,405)	203,678
Foreign currency and foreign currency translation	—	(5,723)
Short positions	7,179,168	—

Net Realized Gain (Loss)	6,276,763	197,955
Change in unrealized appreciation (depreciation) on:
Investments	(1,900,826)	(1,855,641)
Foreign currency and foreign currency translation	—	3,711
Short positions	(1,804,078)	—
Net Change in Unrealized Appreciation (Depreciation)	(3,704,904)	(1,851,930)
Net Realized and Unrealized Gain (Loss)	2,571,859	(1,653,975)

Net Increase (Decrease) in Net Assets Resulting from Operations	$2,126,847	$(1,923,270)

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Statements of Changes in Net Assets

The Arbitrage-1 Portfolio (Convertible Bond)	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007

Operations:
Net investment income	$91,441	$480,872
Net realized gain (loss)	555,066	627,881
Change in unrealized appreciation (depreciation)	(959,027)	527,390
Net Increase (Decrease) in Net Assets Resulting from Operations	(312,520)	1,636,143

Dividends and Distributions to Shareholders:
Net investment income	—	(1,625,201)
Net realized gains	—	(190,361)
Total Dividends and Distributions	—	(1,815,562)

Capital Share Transactions:
Proceeds from shares sold	853,184	45,954,556
Proceeds from shares issued to holders in
reinvestment of dividends	—	1,815,561
Net Increase (Decrease) in Net Assets from Capital Share Transactions	853,184	47,770,117

Total Increase in Net Assets	540,664	47,590,698

Net Assets:
Beginning of period	69,262,942	21,672,244
End of period*	$69,803,606	$69,262,942

* Including undistributed net investment income (loss)	$(409,606)	$(501,047)

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Statements of Changes in Net Assets

The Arbitrage-2 Portfolio (Fixed Income)	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007

Operations:
Net investment income (loss)	$802,351	$2,266,992
Net realized gain (loss)	7,146,429	(5,635,607)
Change in unrealized appreciation (depreciation)	(5,760,411)	9,124,890
Net Increase (Decrease) in Net Assets Resulting from Operations	2,188,369	5,756,275

Dividends and Distributions to Shareholders:
Net investment income	—	(2,073,115)
Net realized gains	—	(12,263,829)
Return of capital	—	(221,777)
Total Dividends and Distributions	—	(14,558,721)

Capital Share Transactions:
Proceeds from shares sold	914,682	22,861,325
Cost of shares redeemed	(65,378)	—
Proceeds from shares issued to holders in
reinvestment of dividends	—	14,558,721
Net Increase (Decrease) in Net Assets from Capital Share Transactions	849,304	37,420,046

Total Increase in Net Assets	3,037,673	28,617,600

Net Assets:
Beginning of period	69,132,151	40,514,551
End of period*	$72,169,824	$69,132,151

* Including undistributed net investment income (loss)	$(1,263,293)	$(2,065,644)

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Statements of Changes in Net Assets

The Deep Value Hedged Income-1 Portfolio	Six Months Ended June 30, 2008 (Unaudited)	Period from May 1, 2007(1) through December 31, 2007

Operations:
Net investment income	$3,425,132	$2,009,827
Net realized gain (loss)	(85,062)	(3,115)
Change in unrealized appreciation (depreciation)	(10,077,918)	(6,337,286)
Net Increase (Decrease) in Net Assets Resulting from Operations	(6,737,848)	(4,330,574)

Dividends and Distributions to Shareholders:
Net investment income	—	(2,004,625)
Net realized gains	—	(14,147)
Total Dividends and Distributions	—	(2,018,772)

Capital Share Transactions:
Proceeds from shares sold	1,037,176	85,682,034
Cost of shares redeemed	(106,246)	—
Proceeds from shares issued to holders in
reinvestment of dividends	—	2,018,772
Net Increase (Decrease) in Net Assets from Capital Share Transactions	930,930	87,700,806

Total Increase (Decrease) in Net Assets	(5,806,918)	81,351,460

Net Assets:
Beginning of period	81,351,460	—
End of period*	$75,544,542	$81,351,460

* Including undistributed net investment income (loss)	$3,425,132	$—

(1) Commencement of operations for the Deep Value Hedged Income-1 Portfolio was May 1, 2007.

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Statements of Changes in Net Assets

The Distressed Securities & Special Situations-1 Portfolio	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007

Operations:
Net investment income (loss)	$1,488,211	$1,069,058
Net realized gain (loss)	5,430,891	11,948,476
Change in unrealized appreciation (depreciation)	(4,364,388)	(5,764,734)
Net Increase (Decrease) in Net Assets Resulting from Operations	2,554,714	7,252,800

Dividends and Distributions to Shareholders:
Net investment income	—	(1,168,541)
Net realized gains	—	(10,619,840)
Total Dividends and Distributions	—	(11,788,381)

Capital Share Transactions:
Proceeds from shares sold	7,199,017	27,811,909
Cost of shares redeemed	(79,704)	—
Proceeds from shares issued to holders in
reinvestment of dividends	—	11,788,381
Net Increase (Decrease) in Net Assets from Capital Share Transactions	7,119,313	39,600,290

Total Increase in Net Assets	9,674,027	35,064,709

Net Assets:
Beginning of period	92,485,900	57,421,191
End of period*	$102,159,927	$92,485,900

* Including undistributed net investment income (loss)	$1,493,871	$5,660

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Statements of Changes in Net Assets

The Energy & Natural Resources-1 Portfolio(1)	Period from January 2, 2008 through June 30, 2008 (Unaudited)

Operations:
Net investment income (loss)	$371,724
Net realized gain (loss)	(1,376,601)
Change in unrealized appreciation (depreciation)	(1,304,658)
Net Increase (Decrease) in Net Assets Resulting from Operations	(2,309,535)

Dividends and Distributions to Shareholders:
Net realized gains	—
Total Dividends and Distributions	—

Capital Share Transactions:
Proceeds from shares sold	42,425,133
Cost of shares redeemed	(39,443)
Proceeds from shares issued to holders in
reinvestment of dividends	—
Net Increase (Decrease) in Net Assets from Capital Share Transactions	42,385,690

Total Increase in Net Assets	40,076,155

Net Assets:
Beginning of period	—
End of period*	$40,076,155

* Including undistributed net investment income (loss)	$371,724

(1) Commencement of operations for the Energy & Natural Resources-1 Portfolio was January 2, 2008.

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Statements of Changes in Net Assets

The Equity Options Overlay-1 Portfolio	Six Months Ended June 30, 2008(Unaudited)	Period from January 8, 2007(1) through December 31, 2007

Operations:
Net investment income (loss)	$(194,598)	$(273,211)
Net realized gain (loss)	(1,581,586)	1,169,949
Change in unrealized appreciation (depreciation)	(2,508,283)	134,979
Net Increase (Decrease) in Net Assets Resulting from Operations	(4,284,467)	1,031,717

Dividends and Distributions to Shareholders:
Net realized gains	—	(1,409,935)
Total Dividends and Distributions	—	(1,409,935)

Capital Share Transactions:
Proceeds from shares sold	771,262	56,261,066
Cost of shares redeemed	(88,702)	—
Proceeds from shares issued to holders in
reinvestment of dividends	—	1,409,935
Net Increase (Decrease) in Net Assets from Capital Share Transactions	682,560	57,671,001

Total Increase (Decrease) in Net Assets	(3,601,907)	57,292,783

Net Assets:
Beginning of period	57,292,783	—
End of period*	$53,690,876	$57,292,783

* Including undistributed net investment income (loss)	$(192,798)	$1,800

(1) Commencement of operations for the Equity Options Overlay-1 Portfolio was January 8, 2007.

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Statements of Changes in Net Assets

The Global Hedged Income-1 Portfolio	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007

Operations:
Net investment income (loss)	$2,638,331	$2,194,371
Net realized gain (loss)	30,584	(75,641)
Change in unrealized appreciation (depreciation)	(2,512,472)	(819,062)
Net Increase (Decrease) in Net Assets Resulting from Operations	156,443	1,299,668

Dividends and Distributions to Shareholders:
Net investment income	—	(2,032,652)
Total Dividends and Distributions	—	(2,032,652)

Capital Share Transactions:
Proceeds from shares sold	1,080,784	63,400,032
Cost of shares redeemed	(104,273)	—
Proceeds from shares issued to holders in
reinvestment of dividends	—	2,032,652
Net Increase (Decrease) in Net Assets from Capital Share Transactions	976,511	65,432,684

Total Increase in Net Assets	1,132,954	64,699,700

Net Assets:
Beginning of period	78,464,574	13,764,874
End of period*	$79,597,528	$78,464,574

* Including undistributed net investment income (loss)	$2,726,992	$88,661

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Statements of Changes in Net Assets

The Long/Short Equity―Deep Discount Value-1 Portfolio	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007

Operations:
Net investment income (loss)	$(266,010)	$(352,962)
Net realized gain (loss)	(5,025,540)	765,300
Change in unrealized appreciation (depreciation)	174,799	(1,485,310)
Net Increase (Decrease) in Net Assets Resulting from Operations	(5,116,751)	(1,072,972)

Dividends and Distributions to Shareholders:
Net investment income	—	—
Net realized gains	—	(166,297)
Total Dividends and Distributions	—	(166,297)

Capital Share Transactions:
Proceeds from shares sold	603,393	23,413,324
Cost of shares redeemed	(5,689,486)	—
Proceeds from shares issued to holders in
reinvestment of dividends	—	166,297
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(5,086,093)	23,579,621

Total Increase (Decrease) in Net Assets	(10,202,844)	22,340,352

Net Assets:
Beginning of period	49,013,522	26,673,170
End of period*	$38,810,678	$49,013,522

* Including undistributed net investment income (loss)	$(266,010)	$—

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Statements of Changes in Net Assets

The Long/Short Equity―Earnings Revision-1 Portfolio	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007

Operations:
Net investment income (loss)	$(210,066)	$812,668
Net realized gain (loss)	(187,517)	(2,291,967)
Change in unrealized appreciation (depreciation)	4,635,011	10,469,938
Net Increase (Decrease) in Net Assets Resulting from Operations	4,237,428	8,990,639

Dividends and Distributions to Shareholders:
Net investment income	—	(840,607)
Total Dividends and Distributions	—	(840,607)

Capital Share Transactions:
Proceeds from shares sold	772,813	23,560,203
Proceeds from shares issued to holders in
reinvestment of dividends	—	840,607
Net Increase (Decrease) in Net Assets from Capital Share Transactions	772,813	24,400,810

Total Increase in Net Assets	5,010,241	32,550,842

Net Assets:
Beginning of period	60,594,284	28,043,442
End of period*	$65,604,525	$60,594,284

* Including undistributed net investment income (loss)	$(210,066)	$—

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Statements of Changes in Net Assets

The Long/Short Equity―Global-1 Portfolio	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007

Operations:
Net investment income (loss)	$39,420	$510,635
Net realized gain (loss)	(1,900,627)	3,307,563
Change in unrealized appreciation (depreciation)	(9,509,286)	4,885,559
Net Increase (Decrease) in Net Assets Resulting from Operations	(11,370,493)	8,703,757

Dividends and Distributions to Shareholders:
Net investment income	—	(700,065)
Net realized gains	—	(2,916,614)
Total Dividends and Distributions	—	(3,616,679)

Capital Share Transactions:
Proceeds from shares sold	539,830	21,370,180
Cost of shares redeemed	(50,094)	—
Proceeds from shares issued to holders in
reinvestment of dividends	—	3,616,679
Net Increase (Decrease) in Net Assets from Capital Share Transactions	489,736	24,986,859

Total Increase (Decrease) in Net Assets	(10,880,757)	30,073,937

Net Assets:
Beginning of period	44,193,715	14,119,778
End of period*	$33,312,958	$44,193,715

* Including undistributed net investment income (loss)	$(8,883)	$(48,303)

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Statements of Changes in Net Assets

The Long/Short Equity―Growth Portfolio-1	Six Months Ended June 30, 2008 (Unaudited)	Period from August 20, 2007(1) through December 31, 2007

Operations:
Net investment income (loss)	$(462,310)	$(19,552)
Net realized gain (loss)	(12,236,135)	(2,381,789)
Change in unrealized appreciation (depreciation)	7,937,738	1,728,482
Net Increase (Decrease) in Net Assets Resulting from Operations	(4,760,707)	(672,859)

Dividends and Distributions to Shareholders:
Net investment income	—	—
Total Dividends and Distributions	—	—

Capital Share Transactions:
Proceeds from shares sold	20,954,356	60,282,361
Cost of shares redeemed	(122,427)	—
Proceeds from shares issued to holders in
reinvestment of dividends	—	—
Net Increase (Decrease) in Net Assets from Capital Share Transactions	20,831,929	60,282,361

Total Increase in Net Assets	16,071,222	59,609,502

Net Assets:
Beginning of period	59,609,502	—
End of period*	$75,680,724	$59,609,502

* Including undistributed net investment income (loss)	$(462,310)	$—

(1) Commencement of operations for the Long/Short - Equity Growth-1 Portfolio was August 20, 2007.

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Statements of Changes in Net Assets

The Long/Short Equity―Healthcare/Biotech-1 Portfolio	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007

Operations:
Net investment income (loss)	$(114,992)	$416,038
Net realized gain (loss)	(3,352,494)	(1,470,534)
Change in unrealized appreciation (depreciation)	2,614,918	1,351,445
Net Increase (Decrease) in Net Assets Resulting from Operations	(852,568)	296,949

Dividends and Distributions to Shareholders:
Net investment income	—	(423,217)
Net realized gains	—	(414,573)
Total Dividends and Distributions	—	(837,790)

Capital Share Transactions:
Proceeds from shares sold	390,873	22,540,005
Proceeds from shares issued to holders in
reinvestment of dividends	—	837,790
Net Increase (Decrease) in Net Assets from Capital Share Transactions	390,873	23,377,795

Total Increase (Decrease) in Net Assets	(461,695)	22,836,954

Net Assets:
Beginning of period	33,267,387	10,430,433
End of period*	$32,805,692	$33,267,387

* Including undistributed net investment income (loss)	$(113,485)	$1,507

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Statements of Changes in Net Assets

The Long/Short Equity―International-1 Portfolio	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007

Operations:
Net investment income (loss)	$(645,448)	$171,708
Net realized gain (loss)	(262,093)	2,001,000
Change in unrealized appreciation (depreciation)	553,858	601,516
Net Increase (Decrease) in Net Assets Resulting from Operations	(353,683)	2,774,224

Dividends and Distributions to Shareholders:
Net investment income	—	—
Net realized gains	—	(2,343,531)
Return of capital	—	(79,135)
Total Dividends and Distributions	—	(2,422,666)

Capital Share Transactions:
Proceeds from shares sold	1,236,009	31,842,719
Cost of shares redeemed	(572,005)	—
Proceeds from shares issued to holders in
reinvestment of dividends	—	2,422,666
Net Increase (Decrease) in Net Assets from Capital Share Transactions	664,004	34,265,385

Total Increase in Net Assets	310,321	34,616,943

Net Assets:
Beginning of period	54,541,298	19,924,355
End of period*	$54,851,619	$54,541,298

* Including undistributed net investment income (loss)	$(663,381)	$(17,933)

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Statements of Changes in Net Assets

The Long/Short Equity―Momentum-1 Portfolio	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007

Operations:
Net investment income (loss)	$(325,839)	$613,158
Net realized gain (loss)	1,306,603	(2,460,677)
Change in unrealized appreciation	2,656,027	6,821,990
Net Increase (Decrease) in Net Assets Resulting from Operations	3,636,791	4,974,471

Dividends and Distributions to Shareholders:
Net investment income	—	(618,520)
Net realized gains	—	(8,013)
Total Dividends and Distributions	—	(626,533)

Capital Share Transactions:
Proceeds from shares sold	1,513,294	48,789,995
Cost of shares redeemed	(585,934)	—
Proceeds from shares issued to holders in
reinvestment of dividends	—	626,533
Net Increase (Decrease) in Net Assets from Capital Share Transactions	927,360	49,416,528

Total Increase in Net Assets	4,564,151	53,764,466

Net Assets:
Beginning of period	81,257,525	27,493,059
End of period*	$85,821,676	$81,257,525

* Including undistributed net investment income (loss)	$(325,839)	$—

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Statements of Changes in Net Assets

The Long/Short Equity―REIT-1 Portfolio	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007

Operations:
Net investment income (loss)	$(445,012)	$(340,074)
Net realized gain (loss)	6,276,763	1,465,689
Change in unrealized appreciation (depreciation)	(3,704,904)	3,852,343
Net Increase (Decrease) in Net Assets Resulting from Operations	2,126,847	4,977,958

Dividends and Distributions to Shareholders:
Net investment income	—	—
Net realized gains	—	(1,224,361)
Total Dividends and Distributions	—	(1,224,361)

Capital Share Transactions:
Proceeds from shares sold	795,003	28,517,121
Proceeds from shares issued to holders in
reinvestment of dividends	—	1,224,361
Net Increase (Decrease) in Net Assets from Capital Share Transactions	795,003	29,741,482

Total Increase in Net Assets	2,921,850	33,495,079

Net Assets:
Beginning of period	61,139,917	27,644,838
End of period*	$64,061,767	$61,139,917

* Including undistributed net investment income (loss)	$(445,012)	$—

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Statements of Changes in Net Assets

The Merger Arbitrage-1 Portfolio	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007

Operations:
Net investment income (loss)	$(269,295)	$(481,738)
Net realized gain (loss)	197,955	2,666,870
Change in unrealized appreciation (depreciation)	(1,851,930)	(1,529,734)
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,923,270)	655,398

Dividends and Distributions to Shareholders:
Net realized gains	—	(2,369,867)
Return of capital	—	(35,084)
Total Dividends and Distributions	—	(2,404,951)

Capital Share Transactions:
Proceeds from shares sold	666,769	22,686,749
Cost of shares redeemed	(96,309)	—
Proceeds from shares issued to holders in
reinvestment of dividends	—	2,404,951
Net Increase (Decrease) in Net Assets from Capital Share Transactions	570,460	25,091,700

Total Increase in Net Assets	(1,352,810)	23,342,147

Net Assets:
Beginning of period	47,291,039	23,948,892
End of period*	$45,938,229	$47,291,039

* Including undistributed net investment income (loss)	$(277,363)	$(8,068)

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Financial Highlights

	The Arbitrage-1 Portfolio (Convertible Bond)
	Six Months Ended June 30, 2008 (Unaudited)		Year Ended December 31, 2007		Period from April 28, 2006* to December 31, 2006
Per Share Data:(1)
Net Asset Value, Beginning of Period	$10.07		$9.94		$10.00

Gain (Loss) from Investment Operations:

Net investment income (loss) (2)(3)	0.01		0.12		0.10
Net realized and unrealized gain (loss) on investments	(0.06)		0.28		0.07
Total Gain from Investment Operations	(0.05)		0.40		0.17

Less Dividends and Distributions:
Net investment income	—		(0.24)		(0.12)
Net realized gains	—		(0.03)		(0.11)
Return of capital	—		—		—
Total Dividends and Distributions	—		(0.27)		(0.23)
Net Asset Value, End of Period
	$10.02		$10.07		$9.94

Total Return	(0.40%)	(4)	3.93%		1.56%	(4)

Ratios/Supplemental Data:
Net assets (000's omitted), end of period	$69,804		$69,263		$21,672

Ratio of expenses including dividends on short positions
and interest expense to average net assets:	2.63%	(5)(6)	2.79%	(6)	4.73%	(5)

Ratio of expenses excluding dividends on short positions
and interest expense to average net assets:	2.46%	(5)(6)	2.60%	(6)	3.00%	(5)

Ratio of net investment income including dividends on short
positions and interest expense to average net assets:	0.26%	(5)	0.79%		1.29%	(5)

Ratio of interest expense and dividends on short positions
to average net assets:	0.17%	(5)	0.19%		1.73%	(5)

Portfolio turnover rate	19%	(4)	80%		98%	(4)

(1) Information presented relates to a share of capital stock outstanding for the entire period.
(2) Net Investment Income (loss) per share represents net investment income (loss) divided by the average shares outstanding throughout the period.
(3) For the periods ended June 30, 2008, December 31, 2007 and December 31, 2006, net investment income (loss) per share before interest expense and dividends on short positions was $0.02, $0.14 and $0.22, respectively.
(4) Not Annualized.
(5) Annualized.
(6) The ratio shown here reflects the expenses of the Fund net of any adjustments to the Investment Advisory Fees. See Note 5 of the Notes to Financial
Statements.
* Commencement of Fund-of-Funds structure. See Note 1 of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Financial Highlights

	The Arbitrage-2 Portfolio (Fixed Income)
	Six Months Ended June 30, 2008 (Unaudited)		Year Ended December 31, 2007		Period from April 28, 2006* to December 31, 2006
Per Share Data:(1)
Net Asset Value, Beginning of Period	$8.74		$10.09		$10.00

Gain (Loss) from Investment Operations:

Net investment income (loss) (2)(3)	0.10		0.44		0.35
Net realized and unrealized gain (loss) on investments	0.18		0.54		0.52
Total Gain from Investment Operations	0.28		0.98		0.87

Less Dividends and Distributions:
Net investment income	—		(0.34)		(0.78)
Net realized gains	—		(1.96)		—
Return of capital	—		(0.03)		—
Total Dividends and Distributions	—		(2.33)		(0.78)
Net Asset Value, End of Period
	$9.02		$8.74		$10.09

Total Return	2.75%	(4)	9.76%		8.67%	(4)

Ratios/Supplemental Data:
Net assets (000's omitted), end of period	$72,170		$69,132		$40,515

Ratio of expenses including dividends on short positions
and interest expense to average net assets:	2.39%	(5)(6)	2.61%	(6)	3.37%	(5)

Ratio of expenses excluding dividends on short positions
and interest expense to average net assets:	2.38%	(5)(6)	2.61%	(6)	3.00%	(5)

Ratio of net investment income including dividends on short
positions and interest expense to average net assets:	2.26%	(5)	3.94%		4.89%	(5)

Ratio of interest expense and dividends on short positions
to average net assets:	0.01%	(5)	0.00%		0.37%	(5)

Portfolio turnover rate	316%	(4)	43%		61%	(4)

(1) Information presented relates to a share of capital stock outstanding for the entire period.
(2) Net Investment Income (loss) per share represents net investment income (loss) divided by the average shares outstanding throughout the period.
(3) For the periods ended June 30, 2008, December 31, 2007 and December 31, 2006, net investment income (loss) per share before interest expense and dividends on short positions was $0.10, $0.44 and $0.38, respectively.
(4) Not Annualized.
(5) Annualized.
(6) The ratio shown here reflects the expenses of the Fund net of any adjustments to the Investment Advisory Fees. See Note 5 of the Notes to Financial
Statements.
* Commencement of Fund-of-Funds structure. See Note 1 of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Financial Highlights

	The Deep Value Hedged Income-1 Portfolio
	Six Months Ended June 30, 2008 (Unaudited)		Period from May 1, 2007(6) to December 31, 2007
Per Share Data:(1)
Net Asset Value, Beginning of Period	$9.83		$10.00

Gain (Loss) from Investment Operations:

Net investment income (loss) (2)(3)	0.41		0.43
Net realized and unrealized gain (loss) on investments	(1.22)		(0.35)
Total Gain from Investment Operations	(0.81)		0.08

Less Dividends and Distributions:
Net investment income	—		(0.25)
Net realized gains	—		—
Return of capital	—		—
Total Dividends and Distributions	—		(0.25)
Net Asset Value, End of Period
	$9.02		$9.83

Total Return	(7.73%)	(4)	0.80%	(4)

Ratios/Supplemental Data:
Net assets (000's omitted), end of period	$75,545		$81,351

Ratio of expenses including dividends on short positions
and interest expense to average net assets:	2.83%	(5)(7)	2.78%	(5)(7)

Ratio of expenses excluding dividends on short positions
and interest expense to average net assets:	2.40%	(5)(7)	2.60%	(5)(7)

Ratio of net investment income including dividends on short
positions and interest expense to average net assets:	9.01%	(5)	5.71%	(5)

Ratio of interest expense and dividends on short positions
to average net assets:	0.43%	(5)	0.18%	(5)

Portfolio turnover rate	12%	(4)	8%	(4)

(1) Information presented relates to a share of capital stock outstanding for the entire period.
(2) Net Investment Income (loss) per share represents net investment income (loss) divided by the average shares outstanding throughout the period.
(3) For the periods ended June 30, 2008 and December 31, 2007, net investment income (loss) per share before interest expense and dividends on short positions was $0.43 and $0.44, respectively.
(4) Not Annualized.
(5) Annualized.
(6) Commencement of operations for The Deep Value Hedged Income-1 Portfolio was May 1, 2007.
(7) The ratio shown here reflects the expenses of the Fund net of any adjustments to the Investment Advisory Fees. See Note 5 of the Notes to Financial
Statements.

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Financial Highlights

	The Distressed Securities & Special Situations-1 Portfolio
	Six Months Ended June 30, 2008 (Unaudited)		Year Ended December 31, 2007		Period from April 28, 2006* to December 31, 2006
Per Share Data:(1)
Net Asset Value, Beginning of Period	$9.09		$9.51		$10.00

Gain (Loss) from Investment Operations:

Net investment income (loss) (2)(3)	0.14		0.12		0.02
Net realized and unrealized gain (loss) on investments	0.11		0.79		(0.01)
Total Gain from Investment Operations	0.25		0.91		0.01

Less Dividends and Distributions:
Net investment income	—		(0.13)		(0.03)
Net realized gains	—		(1.20)		(0.47)
Total Dividends and Distributions	—		(1.33)		(0.50)

	$9.34		$9.09		$9.51
Net Asset Value, End of Period

Total Return	2.64%	(4)	9.93%		0.18%	(4)

Ratios/Supplemental Data:
Net assets (000's omitted), end of period	$102,160		$92,486		$57,421

Ratio of expenses including dividends on short positions
and interest expense to average net assets:	2.70%	(5)(6)	2.96%	(6)	4.23%	(5)

Ratio of expenses excluding dividends on short positions
and interest expense to average net assets:	2.40%	(5)(6)	2.62%	(6)	3.00%	(5)

Ratio of net investment income (loss) including dividends on short
positions and interest expense to average net assets:	3.16%	(5)	0.81%		0.20%	(5)

Ratio of interest expense and dividends on short positions
to average net assets:	0.30%	(5)	0.34%		1.23%	(5)

Portfolio turnover rate	112%	(4)	194%		74%	(4)

(1) Information presented relates to a share of capital stock outstanding for the entire period.
(2) Net Investment Income (loss) per share represents net investment income (loss) divided by the average shares outstanding throughout the period.
(3) For the periods ended June 30, 2008, December 31, 2007 and December 31, 2006, net investment income (loss) per share before interest expense and dividends on short positions was $0.16, $0.16 and $0.10, respectively.
(4) Not Annualized.
(5) Annualized.
(6) The ratio shown reflects the expenses of the Fund net of any adjustments to the Investment Advisory Fees. See Note 5 of the Notes to Financial
Statements.
* Commencement of Fund-of-Funds structure. See Note 1 of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Financial Highlights

	The Energy & Natural Resources-1 Porfolio		The Equity Options Overlay-1 Porfolio
	Period from January 2, 2008(6) to June 30, 2008 (Unaudited)		Six Months Ended June 30, 2008 (Unaudited)		Period from January 8, 2007(7) to December 31, 2007
Per Share Data:(1)
Net Asset Value, Beginning of Period	$10.00		$10.31		$10.00

Gain (Loss) from Investment Operations:

Net investment income (loss) (2)(3)	0.09		(0.03)		(0.08)
Net realized and unrealized gain (loss) on investments	(0.64)		(0.73)		0.65
Total Gain from Investment Operations	(0.55)		(0.76)		0.57

Less Dividends and Distributions:
Net investment income	—		—		—
Net realized gains	—		—		(0.26)
Total Dividends and Distributions	—		—		(0.26)

	$9.45		$9.55		$10.31
Net Asset Value, End of Period

Total Return	(5.60%)	(4)	(7.37%)	(4)	5.70%	(4)

Ratios/Supplemental Data:
Net assets (000's omitted), end of period	$40,076		$53,691		$57,293

Ratio of expenses including dividends on short positions
and interest expense to average net assets:	2.45%	(5)(8)	2.46%	(5)(8)	2.80%	(5)(8)

Ratio of expenses excluding dividends on short positions
and interest expense to average net assets:	2.42%	(5)(8)	2.45%	(5)(8)	2.60%	(5)(8)

Ratio of net investment income (loss) including dividends on short
positions and interest expense to average net assets:	1.92%	(5)	(0.71%)	(5)	(1.19%)	(5)

Ratio of interest expense and dividends on short positions
to average net assets:	0.03%	(5)	0.01%	(5)	0.20%	(5)

Portfolio turnover rate	92%	(4)	125%	(4)	179%	(4)

(1) Information presented relates to a share of capital stock outstanding for the entire period.
(2) Net Investment Income (loss) per share represents net investment income (loss) divided by the average shares outstanding throughout the period.
(3) For the periods ended June 30, 2008 and December 31, 2007, net investment income (loss) per share before interest expense and dividends on short positions was $0.09 for The Energy & Natural Resources-1 Portfolio and ($0.03) and ($0.06) for The Equity Options Overlay-1
Portfolio, respectively.
(4) Not Annualized.
(5) Annualized.
(6) Commencement of operations for The Energy & Natural Resources-1 Portfolio was January 2, 2008.
(7) Commencement of operations for The Equity Options Overlay-1 Portfolio was January 8, 2007.
(8) The ratio shown reflects the expenses of the Fund net of any adjustments to the Investment Advisory Fees. See Note 5 of the Notes to Financial
Statements.

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Financial Highlights

	The Global Hedged Income-1 Portfolio
	Six Months Ended June 30, 2008 (Unaudited)		Year Ended December 31, 2007		Period from May 24, 2006(7) to December 31, 2006
Per Share Data:(1)
Net Asset Value, Beginning of Period	$10.21		$10.12		$10.00

Gain (Loss) from Investment Operations:

Net investment income (loss) (2)(3)	0.34		0.57		0.18
Net realized and unrealized gain (loss) on investments	(0.32)		(0.21)		0.07
Total Loss from Investment Operations	0.02		0.36		0.25

Less Dividends and Distributions:
Net investment income	—		(0.27)		(0.13)
Net realized gains	—		—		—
Total Dividends and Distributions	—		(0.27)		(0.13)

Net Asset Value, End of Period	$10.23		$10.21		$10.12

Total Return	0.20%	(4)	3.57%		2.55%	(4)

Ratios/Supplemental Data:
Net assets (000's omitted), end of period	$79,598		$78,465		$13,765

Ratio of expenses including dividends on short positions
and interest expense to average net assets:	2.46%	(5)(6)	2.87%	(6)	4.34%	(5)

Ratio of expenses excluding dividends on short positions
and interest expense to average net assets:	2.46%	(5)(6)	2.60%	(6)	3.00%	(5)

Ratio of net investment income (loss) including dividends on short
positions and interest expense to average net assets:	6.67%	(5)	5.13%		2.77%	(5)

Ratio of interest expense and dividends on short positions
to average net assets:	0.00%	(5)	0.27%		1.34%	(5)

Portfolio turnover rate	18%	(4)	182%		152%	(4)

(1) Information presented relates to a share of capital stock outstanding for the entire period.
(2) Net Investment Income (loss) per share represents net investment income (loss) divided by the average shares outstanding throughout the period.
(3) For the periods ended June 30, 2008, December 31, 2007 and December 31, 2006, net investment income (loss) per share before interest expense and dividends on short positions was $0.34, $0.60 and $0.26, respectively
(4) Not Annualized.
(5) Annualized.
(6) The ratio shown here reflects the expenses of the Fund net of any adjustments to the Investment Advisory Fees. See Note 5 of the Notes to Financial
Statements.
(7) Commencement of operations for The Global Hedged Income-1 Portfolio was May 24, 2006.

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Financial Highlights

	The Long/Short Equity―Deep Discount Value-1 Portfolio
	Six Months Ended June 30, 2008 (Unaudited)		Year Ended December 31, 2007		Period from April 28, 2006* to December 31, 2006
Per Share Data:(1)
Net Asset Value, Beginning of Period	$8.40		$8.53		$10.00

Gain (Loss) from Investment Operations:

Net investment income (loss) (2)(3)	(0.05)		(0.08)		(0.06)
Net realized and unrealized gain (loss) on investments	(0.83)		(0.02)		(1.38)
Total Loss from Investment Operations	(0.88)		(0.10)		(1.44)

Less Dividends and Distributions:
Net investment income	—		—		—
Net realized gains	—		(0.03)		(0.03)
Total Dividends and Distributions	—		(0.03)		(0.03)

Net Asset Value, End of Period	$7.52		$8.40		$8.53

Total Return	(10.48%)	(4)	(1.07%)		(14.36%)	(4)

Ratios/Supplemental Data:
Net assets (000's omitted), end of period	$38,811		$49,014		$26,673

Ratio of expenses including dividends on short positions
and interest expense to average net assets:	2.72%	(5)(6)	3.26%	(6)	4.18%	(5)

Ratio of expenses excluding dividends on short positions
and interest expense to average net assets:	2.28%	(5)(6)	2.53%	(6)	3.00%	(5)

Ratio of net investment income (loss) including dividends on short
positions and interest expense to average net assets:	(1.24%)	(5)	(1.41%)		(1.28%)	(5)

Ratio of interest expense and dividends on short positions
to average net assets:	0.44%	(5)	0.73%		1.18%	(5)

Portfolio turnover rate	133%	(4)	346%		323%	(4)

(1) Information presented relates to a share of capital stock outstanding for the entire period.
(2) Net Investment Income (loss) per share represents net investment income (loss) divided by the average shares outstanding throughout the period.
(3) For the periods ended June 30, 2008, December 31, 2007 and December 31, 2006, net investment income (loss) per share before interest expense and dividends on short positions was ($0.03), ($0.02) and $0.01, recpectively.
(4) Not Annualized.
(5) Annualized.
(6) The ratio shown here reflects the expenses of the Fund net of any adjustments to the Investment Advisory Fees. See Note 5 of the Notes to Financial
Statements.
* Commencement of Fund-of-Funds structure. See Note 1 of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Financial Highlights

	The Long/Short Equity―Earnings Revision-1 Portfolio
	Six Months Ended June 30, 2008 (Unaudited)		Year Ended December 31, 2007		Period from April 28, 2006* to December 31, 2006
Per Share Data:(1)
Net Asset Value, Beginning of Period	$12.02		$10.02		$10.00

Gain (Loss) from Investment Operations:

Net investment income (loss) (2)(3)	(0.04)		0.20		0.12
Net realized and unrealized gain (loss) on investments	0.87		1.97		0.01
Total Loss from Investment Operations	0.83		2.17		0.13

Less Dividends and Distributions:
Net investment income	—		(0.17)		(0.11)
Net realized gains	—		—		—
Total Dividends and Distributions	—		(0.17)		(0.11)

Net Asset Value, End of Period	$12.85		$12.02		$10.02

Total Return	6.91%	(4)	21.55%		1.28%	(4)

Ratios/Supplemental Data:
Net assets (000's omitted), end of period	$65,605		$60,594		$28,043

Ratio of expenses including dividends on short positions
and interest expense to average net assets:	3.92%	(5)(6)	3.84%	(6)	4.20%	(5)

Ratio of expenses excluding dividends on short positions
and interest expense to average net assets:	2.55%	(5)(6)	2.63%	(6)	3.00%	(5)

Ratio of net investment income (loss) including dividends on short
positions and interest expense to average net assets:	(0.69%)	(5)	1.51%		1.53%	(5)

Ratio of interest expense and dividends on short positions
to average net assets:	1.37%	(5)	1.21%		1.20%	(5)

Portfolio turnover rate	39%	(4)	81%		54%	(4)

(1) Information presented relates to a share of capital stock outstanding for the entire period.
(2) Net Investment Income (loss) per share represents net investment income (loss) divided by the average shares outstanding throughout the period.
(3) For the periods ended June 30, 2008, December 31, 2007 and December 31, 2006, net investment income (loss) per share before interest expense and dividends on short positions was $0.04, $0.34 and $0.20, respectively.
(4) Not Annualized.
(5) Annualized.
(6) The ratio shown here reflects the expenses of the Fund net of any adjustments to the Investment Advisory Fees. See Note 5 of the Notes to Financial
Statements.
* Commencement of Fund-of-Funds structure. See Note 1 of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Financial Highlights

	The Long/Short Equity―Global-1 Portfolio
	Six Months Ended June 30, 2008 (Unaudited)		Year Ended December 31, 2007		Period from April 28, 2006* to December 31, 2006
Per Share Data:(1)
Net Asset Value, Beginning of Period	$13.14		$10.31		$10.00

Gain (Loss) from Investment Operations:

Net investment income (loss) (2)(3)	0.01		0.21		(0.04)
Net realized and unrealized gain (loss) on investments	(3.37)		3.80		0.35
Total Gain (Loss) from Investment Operations	(3.36)		4.01		0.31

Less Dividends and Distributions:
Net investment income	—		(0.23)		—
Net realized gains	—		(0.95)		—
Total Dividends and Distributions	—		(1.18)		—

Net Asset Value, End of Period	$9.78		$13.14		$10.31

Total Return	(25.51%)	(4)	38.94%		3.10%	(4)

Ratios/Supplemental Data:
Net assets (000's omitted), end of period	$33,313		$44,194		$14,120

Ratio of expenses including dividends on short positions
and interest expense to average net assets:	2.50%	(5)(6)	2.85%	(6)	4.47%	(5)

Ratio of expenses excluding dividends on short positions
and interest expense to average net assets:	2.50%	(5)(6)	2.69%	(6)	3.00%	(5)

Ratio of net investment income (loss) including dividends on short
positions and interest expense to average net assets:	0.21%	(5)	1.27%		(0.82%)	(5)

Ratio of interest expense and dividends on short positions
to average net assets:	0.00%	(5)	0.16%		1.47%	(5)

Portfolio turnover rate	72%	(4)	152%		171%	(4)

(1) Information presented relates to a share of capital stock outstanding for the entire period.
(2) Net Investment Income (loss) per share represents net investment income (loss) divided by the average shares outstanding throughout the period.
(3) For the periods ended June 30, 2008, December 31, 2007 and December 31, 2006, net investment income (loss) per share before interest expense and dividends on short positions was $0.01, $0.23 and $0.05, respectively.
(4) Not Annualized.
(5) Annualized.
(6) The ratio shown here reflects the expenses of the Fund net of any adjustments to the Investment Advisory Fees. See Note 5 of the Notes to Financial
Statements.
* Commencement of Fund-of-Funds structure. See Note 1 of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Financial Highlights

	The Long/Short Equity―Growth-1 Portfolio
	Six Months Ended June 30, 2008 (Unaudited)		Period from August 20, 2007(7) to December 31, 2007
Per Share Data:(1)
Net Asset Value, Beginning of Period	$10.07		$10.00

Gain (Loss) from Investment Operations:

Net investment income (loss) (2)(3)	(0.06)		(0.00)	(4)
Net realized and unrealized gain (loss) on investments	(0.78)		0.07
Total Gain (Loss) from Investment Operations	(0.84)		0.07

Less Dividends and Distributions:
Net investment income	—		—
Net realized gains	—		—
Total Dividends and Distributions	—		—

Net Asset Value, End of Period	$9.23		$10.07

Total Return	(8.24%)	(4)	0.70%	(4)

Ratios/Supplemental Data:
Net assets (000's omitted), end of period	$75,681		$59,610

Ratio of expenses including dividends on short positions
and interest expense to average net assets:	2.69%	(5)(8)	2.75%	(5)(8)

Ratio of expenses excluding dividends on short positions
and interest expense to average net assets:	2.40%	(5)(8)	2.53%	(5)(8)

Ratio of net investment income (loss) including dividends on short
positions and interest expense to average net assets:	(1.29%)	(5)	(0.56%)	(5)

Ratio of interest expense and dividends on short positions
to average net assets:	0.29%	(5)	0.22%	(5)

Portfolio turnover rate	168%	(4)	74%	(4)

(1) Information presented relates to a share of capital stock outstanding for the entire period.
(2) Net Investment Income (loss) per share represents net investment income (loss) divided by the average shares outstanding throughout the period.
(3) For the periods ended June 30, 2008 and December 31, 2007, net investment income (loss) per share before interest expense and dividends on short positions was ($0.05) and $0.00, respectively.
(4) Not Annualized.
(5) Annualized.
(6) Amount is less than $0.005.
(7) Commencement of operations for The Long/Short Equity―Growth-1 Portfolio was August 20, 2007.
(8) The ratio shown here reflects the expenses of the Fund net of any adjustments to the Investment Advisory Fees. See Note 5 of the Notes to Financial
Statements.

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Financial Highlights

	The Long/Short Equity―Healthcare/Biotech-1 Portfolio
	Six Months Ended June 30, 2008 (Unaudited)		Year Ended December 31, 2007		Period from September 25, 2006(7) to December 31, 2006
Per Share Data:(1)
Net Asset Value, Beginning of Period	$9.73		$9.89		$10.00

Gain (Loss) from Investment Operations:

Net investment income (loss) (2)(3)	(0.03)		0.18		0.04
Net realized and unrealized gain (loss) on investments	(0.22)		(0.09)		0.34
Total Gain (Loss) from Investment Operations	(0.25)		0.09		0.38

Less Dividends and Distributions:
Net investment income	—		(0.13)		(0.04)
Net realized gains	—		(0.12)		(0.45)
Total Dividends and Distributions	—		(0.25)		(0.49)

Net Asset Value, End of Period	$9.48		$9.73		$9.89

Total Return	(2.57%)	(4)	0.94%		3.83%	(4)

Ratios/Supplemental Data:
Net assets (000's omitted), end of period	$32,806		$33,267		$10,430

Ratio of expenses including dividends on short positions
and interest expense to average net assets:	3.14%	(5)(6)	2.71%	(6)	3.04%	(5)

Ratio of expenses excluding dividends on short positions
and interest expense to average net assets:	2.41%	(5)(6)	2.60%	(6)	3.00%	(5)

Ratio of net investment income (loss) including dividends on short
positions and interest expense to average net assets:	(0.71%)	(5)	1.45%		1.43%	(5)

Ratio of interest expense and dividends on short positions
to average net assets:	0.73%	(5)	0.11%		0.04%	(5)

Portfolio turnover rate	243%	(4)	212%		76%	(4)

(1) Information presented relates to a share of capital stock outstanding for the entire period.
(2) Net Investment Income (loss) per share represents net investment income (loss) divided by the average shares outstanding throughout the period.
(3) For the periods ended June 30, 2008, December 31, 2007 and December 31, 2006, net investment income (loss) per share before interest expense and dividends on short positions was $0.00, $0.20 and $0.05, respectively.
(4) Not Annualized.
(5) Annualized.
(6) The ratio shown here reflects the expenses of the Fund net of any adjustments to the Investment Advisory Fees. See Note 5 of the Notes to Financial
Statements.
(7) Commencement of operations for The Long/Short Equity―Healthcare-1 Portfolio was September 25, 2006.

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Financial Highlights

	The Long/Short Equity―International-1 Portfolio
	Six Months Ended June 30, 2008 (Unaudited)		Year Ended December 31, 2007		Period from April 28, 2006* to December 31, 2006
Per Share Data:(1)
Net Asset Value, Beginning of Period	$10.03		$9.71		$10.00

Gain (Loss) from Investment Operations:

Net investment income (loss) (2)(3)	(0.12)		0.05		(0.03)
Net realized and unrealized gain (loss) on investments	0.06		0.74		(0.18)
Total Gain (Loss) from Investment Operations	(0.06)		0.79		(0.21)

Less Dividends and Distributions:
Net investment income	—		—		—
Net realized gains	—		(0.46)		(0.08)
Return of capital	—		(0.01)		—
Total Dividends and Distributions	—		(0.47)		(0.08)

Net Asset Value, End of Period	$9.97		$10.03		$9.71

Total Return	(0.70%)	(4)	8.09%		(2.03%)	(4)

Ratios/Supplemental Data:
Net assets (000's omitted), end of period	$54,852		$54,541		$19,924

Ratio of expenses including dividends on short positions
and interest expense to average net assets:	6.44%	(5)(6)	4.91%	(6)	6.01%	(5)

Ratio of expenses excluding dividends on short positions
and interest expense to average net assets:	2.45%	(5)(6)	2.60%	(6)	3.00%	(5)

Ratio of net investment income including dividends on short
positions and interest expense to average net assets:	(2.39%)	(5)	0.06%		(0.66%)	(5)

Ratio of interest expense and dividends on short positions
to average net assets:	3.99%	(5)	2.31%		3.01%	(5)

Portfolio turnover rate	265%	(4)	517%		429%	(4)

(1) Information presented relates to a share of capital stock outstanding for the entire period.
(2) Net Investment Income (loss) per share represents net investment income (loss) divided by the average shares outstanding throughout the period.
(3) For the periods ended June 30, 2008, December 31, 2007 and December 31, 2006, net investment income (loss) per share before interest expense and dividends on short positions was $0.08, $0.28 and $0.17, respectively.
(4) Not Annualized.
(5) Annualized.
(6) The ratio shown here reflects the expenses of the Fund net of any adjustments to the Investment Advisory Fees. See Note 5 of the Notes to Financial
Statements.
* Commencement of Fund-of-Funds structure. See Note 1 of the Notes to Financial Statements.

The accompanying notes are an intergral part of these financial statements.

Underlying Funds Trust
Financial Highlights

	The Long/Short Equity―Momentum-1 Portfolio
	Six Months Ended June 30, 2008 (Unaudited)		Year Ended December 31, 2007		Period from April 28, 2006* to December 31, 2006
Per Share Data:(1)
Net Asset Value, Beginning of Period	$10.10		$9.16		$10.00

Gain (Loss) from Investment Operations:

Net investment income (loss) (2)(3)	(0.04)		0.16		0.12
Net realized and unrealized gain (loss) on investments	0.48		0.89		(0.57)
Total Gain (Loss) from Investment Operations	0.44		1.05		(0.45)

Less Dividends and Distributions:
Net investment income	—		(0.11)		(0.12)
Net realized gains	—		—		(0.27)
Return of capital	—		—		—
Total Dividends and Distributions	—		(0.11)		(0.39)

Net Asset Value, End of Period	$10.54		$10.10		$9.16

Total Return	4.46%	(4)	11.51%		(4.55%)	(4)

Ratios/Supplemental Data:
Net assets (000's omitted), end of period	$85,822		$81,258		$27,493

Ratio of expenses including dividends on short positions
and interest expense to average net assets:	3.95%	(5)(6)	3.72%	(6)	4.15%	(5)

Ratio of expenses excluding dividends on short positions
and interest expense to average net assets:	2.45%	(5)(6)	2.57%	(6)	3.00%	(5)

Ratio of net investment income including dividends on short
positions and interest expense to average net assets:	(0.81%)	(5)	1.24%		1.69%	(5)

Ratio of interest expense and dividends on short positions
to average net assets:	1.50%	(5)	1.15%		1.15%	(5)

Portfolio turnover rate	103%	(4)	122%		98%	(4)

(1) Information presented relates to a share of capital stock outstanding for the entire period.
(2) Net Investment Income (loss) per share represents net investment income (loss) divided by the average shares outstanding throughout the period.
(3) For the periods ended June 30, 2008, December 31, 2007 and December 31, 2006, net investment income (loss) per share before interest expense and dividends on short positions was $0.03, $0.26 and $0.19, respectively.
(4) Not Annualized.
(5) Annualized.
(6) The ratio shown here reflects the expenses of the Fund net of any adjustments to the Investment Advisory Fees. See Note 5 of the Notes to Financial
Statements.
* Commencement of Fund-of-Funds structure. See Note 1 of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Financial Highlights

	The Long/Short Equity―REIT-1 Portfolio
	Six Months Ended June 30, 2008 (Unaudited)		Year Ended December 31, 2007		Period from April 28, 2006* to December 31, 2006
Per Share Data:(1)
Net Asset Value, Beginning of Period	$11.20		$10.37		$10.00

Gain (Loss) from Investment Operations:

Net investment income (loss) (2)(3)	(0.08)		(0.09)		—
Net realized and unrealized gain (loss) on investments	0.47		1.15		0.43
Total Gain (Loss) from Investment Operations	0.39		1.06		0.43

Less Dividends and Distributions:
Net investment income	—		—		(0.06)
Net realized gains	—		(0.23)		—
Return of capital	—		—		—
Total Dividends and Distributions	—		(0.23)		(0.06)

Net Asset Value, End of Period	$11.59		$11.20		$10.37

Total Return	3.57%	(4)	10.22%		4.34%	(4)

Ratios/Supplemental Data:
Net assets (000's omitted), end of period	$64,062		$61,140		$27,645

Ratio of expenses including dividends on short positions
and interest expense to average net assets:	5.94%	(5)(6)	9.08%	(6)	7.90%	(5)

Ratio of expenses excluding dividends on short positions
and interest expense to average net assets:	2.52%	(5)(6)	2.62%	(6)	3.00%	(5)

Ratio of net investment income including dividends on short
positions and interest expense to average net assets:	(1.41%)	(5)	(1.19%)		(0.11%)	(5)

Ratio of interest expense and dividends on short positions
to average net assets:	3.42%	(5)	6.46%		4.90%	(5)

Portfolio turnover rate	275%	(4)	296%		347%	(4)

(1) Information presented relates to a share of capital stock outstanding for the entire period.
(2) Net Investment Income (loss) per share represents net investment income (loss) divided by the average shares outstanding throughout the period.
(3) For the periods ended June 30, 2008, December 31, 2007 and December 31, 2006, net investment income (loss) per share before interest expense and dividends on short positions was $0.11, $0.60 and $0.34, respectively.
(4) Not Annualized.
(5) Annualized.
(6) The ratio shown here reflects the expenses of the Fund net of any adjustments to the Investment Advisory Fees. See Note 5 of the Notes to Financial
Statements.
* Commencement of Fund-of-Funds structure. See Note 1 of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Financial Highlights

	The Merger Arbitrage-1 Portfolio
	Six Months Ended June 30, 2008 (Unaudited)		Year Ended December 31, 2007		Period from April 28, 2006* to December 31, 2006
Per Share Data:(1)
Net Asset Value, Beginning of Period	$10.18		$10.31		$10.00

Gain (Loss) from Investment Operations:

Net investment income (loss) (2)(3)	(0.06)		(0.15)		(0.06)
Net realized and unrealized gain (loss) on investments	(0.35)		0.56		0.67
Total Gain (Loss) from Investment Operations	(0.41)		0.41		0.61

Less Dividends and Distributions:
Net investment income	—		—		—
Net realized gains	—		(0.53)		(0.30)
Return of capital	—		(0.01)		—
Total Dividends and Distributions	—		(0.54)		(0.30)

Net Asset Value, End of Period	$9.77		$10.18		$10.31

Total Return	(4.03%)	(4)	4.02%		6.22%	(4)

Ratios/Supplemental Data:
Net assets (000's omitted), end of period	$45,938		$47,291		$23,949

Ratio of expenses including dividends on short positions
and interest expense to average net assets:	2.45%	(5)(6)	3.26%	(6)	4.36%	(5)

Ratio of expenses excluding dividends on short positions
and interest expense to average net assets:	2.45%	(5)(6)	2.63%	(6)	3.00%	(5)

Ratio of net investment income including dividends on short
positions and interest expense to average net assets:	(1.16%)	(5)	(1.72%)		(1.29%)	(5)

Ratio of interest expense and dividends on short positions
to average net assets:	0.00%	(5)	0.63%		1.36%	(5)

Portfolio turnover rate	111%	(4)	235%		140%	(4)

(1) Information presented relates to a share of capital stock outstanding for the entire period.
(2) Net Investment Income (loss) per share represents net investment income (loss) divided by the average shares outstanding throughout the period.
(3) For the periods ended June 30, 2008, December 31, 2007 and December 31, 2006, net investment income (loss) per share before interest expense and dividends on short positions was ($0.06), ($0.08) and $0.03 , respectively.
(4) Not Annualized.
(5) Annualized.
(6) The ratio shown here reflects the expenses of the Fund net of any adjustments to the Investment Advisory Fees. See Note 5 of the Notes to Financial
Statements.
* Commencement of Fund-of-Funds structure. See Note 1 of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

Underlying Funds Trust
Notes to Financial Statements
June 30, 2008 (Unaudited)

1. Organization

AIP Alternative Strategies Funds (the ‘‘Trust’’) was organized as a Delaware statutory trust on April 12, 2002. The Trust is registered under the Investment Company Act of 1940 (the ‘‘1940 Act’’), as amended. The Trust is an open-ended management investment company issuing two non-diversified series of shares to investors, Alpha Hedged Strategies Fund (formerly known as the Alpha Strategies I Fund) (‘‘Alpha’’) and Beta Hedged Strategies Fund (‘‘Beta’’) (collectively, the ‘‘Funds’’). Each Fund of the Trust has its own investment objective and policies. Alpha and Beta commenced operations on September 23, 2002 and April 28, 2006, respectively.

Underlying Funds Trust (the ‘‘UFT’’), an open-end management investment company, was organized as a Delaware statutory trust on March 27, 2006. Effective at the close of business on April 28, 2006, Alpha exchanged substantially all of its net assets through a tax-free exchange for shares of UFT mutual funds and changed its structure to become a Fund-of-Funds. The UFT is comprised of several series of mutual funds, all of which are non-diversified, open-ended management investment companies (the ‘‘Portfolios’’). As of June 30, 2008, the UFT consisted of the following Portfolios: The Arbitrage-1 Portfolio (Convertible Bond), The Arbitrage-2 Portfolio (Fixed Income), Deep Value Hedged Income-1, Distressed Securities & Special Situations-1, Energy & Natural Resources-1, Equity Options Overlay-1, Global Hedged Income-1, Long/Short Equity—Deep Discount Value-1, Long/Short Equity—Earnings Revision-1, Long/Short Equity—Global-1, Long/Short Equity—Growth-1, Long/Short Equity—Healthcare/Biotech-1, Long/Short Equity—International-1, Long/Short Equity—Momentum-1, Long/Short Equity—REIT-1, and the Merger Arbitrage-1. Each Portfolio is an affiliated registered investment company under the 1940 Act, but is not publicly offered and is only available to affiliated, publicly offered Funds.

Under a Fund-of-Funds structure, each Fund invests all of its investible assets across a number of Portfolios of the UFT. Each share of a Fund represents an equal proportionate interest in the assets and liabilities belonging to that Portfolio. The Funds and Portfolios are managed by Alternative Investment Partners, LLC (the ‘‘Advisor’’) and the Portfolios are advised by the Sub-Advisors. The Advisor and the Board of Trustees (the “Board”) may create additional Portfolios with additional Sub-Advisors from time to time to increase the number of Portfolios, and alternative investment strategies, available in which the Funds may invest.

Investment Concentration
As of June 30, 2008 for Alpha and Beta Funds, the investment concentrations in the UFT Portfolios were as follows:

	Alpha	Beta
The Arbitrage-1 Portfolio (Convertible Bond)	100.00%	0.00%
The Arbitrage-2 Portfolio (Fixed Income)	96.54	3.46
The Deep Value Hedged Income-1 Portfolio	94.97	5.03
The Distressed Securities & Special Situations-1 Portfolio	96.79	3.21
The Energy & Natural Resources-1 Portfolio	96.32	3.68
The Equity Option Overlay-1 Portfolio	94.20	5.80
The Global Hedged Income-1 Portfolio	95.19	4.81
The Long/Short Equity—Deep Discount Value-1 Portfolio	93.50	6.50
The Long/Short Equity—Earning Revision-1 Portfolio	100.00	0.00
The Long/Short Equity—Global-1 Portfolio	95.47	4.53
The Long/Short Equity—Growth-1 Portfolio	94.05	5.95
The Long/Short Equity—Healthcare/Biotech-1 Portfolio	100.00	0.00
The Long/Short Equity—International-1 Portfolio	96.11	3.89
The Long/Short Equity—Momentum-1 Portfolio	96.60	3.40
The Long/Short Equity—REIT-1 Portfolio	100.00	0.00
The Merger Arbitrage-1 Portfolio	92.53	7.47

Investment Objectives
As set forth below, each Portfolio has a distinct focus in accordance with which it employs certain investment strategies:

Underlying Funds Trust
Notes to Financial Statements
June 30, 2008 (Unaudited)

The Arbitrage-1 Portfolio (Convertible Bond)

Investment Objective
The Arbitrage-1 Portfolio (Convertible Bond) seeks to achieve current income and capital appreciation.

Principal Investment Strategies and Policies
To achieve its investment objective, the Portfolio, under normal market conditions, will invest at least 80% of its total assets in securities that allow the Portfolio to focus on opportunities to take advantage of perceived discrepancies in the market prices of certain convertible bonds and common stock. The Portfolio has no policy with respect to the capitalization of issuers in which it may invest and may invest in securities of all market capitalizations (small, mid and large capitalization companies). The securities held by the Portfolio may include common and preferred stock, nonconvertible and convertible debt, options and futures contracts, privately negotiated options, and shares of investment companies.  The Portfolio has no policy with respect to the credit rating, maturity or duration of the debt securities in which it may invest and may invest in debt securities of any credit rating, maturity or duration.

The principal strategy to be employed by the Portfolio includes relative value/arbitrage strategies in which the Portfolio may invest both long and short in related securities or other instruments in an effort to take advantage of perceived discrepancies in the market prices for such securities.

The Arbitrage-2 Portfolio (Fixed Income)

Investment Objective
The Arbitrage-2 Portfolio (Fixed Income) seeks to achieve current income with preservation of principal.

Principal Investment Strategies and Policies
To achieve its investment objective, the Portfolio, under normal market conditions, will invest at least 80% of its total assets in securities that allow the Portfolio to focus on opportunities to take advantage of perceived discrepancies in the market prices of certain fixed income and derivative securities. The Portfolio has no policy with respect to the capitalization of issuers in which it may invest and may invest in securities of all market capitalizations (small, mid and large capitalization companies). The securities held by the Portfolio may include common and preferred stock, nonconvertible and convertible debt, options and futures contracts, privately negotiated options, and shares of investment companies.  The Portfolio has no policy with respect to the maturity or duration of the debt securities in which it may invest and may invest in debt securities of any maturity or duration.

The principal strategies to be employed by the Portfolio include Fixed Income and High Yield Investment and Relative Value/Interest Rate Arbitrage Strategies. A Fixed Income and High Yield Investment Strategy is where the Portfolio is designed to take advantage of deeply discounted debt securities of companies that appear to have significant upside potential. The Portfolio may invest in debt securities that fall below investment grade debt — commonly referred to as “junk bonds.”  Additionally, the Portfolio may invest in mortgage-backed and other fixed income securities of higher credit quality, and derivative securities of traditional fixed income instruments. A Relative Value/Interest Rate Arbitrage Strategy is where the Portfolio invest both long and short in related securities or other instruments in an effort to take advantage of perceived discrepancies in the market prices for such securities which may include investing in interest rate swap arbitrage, U.S. and non-U.S. government bond arbitrage.

The Deep Value Hedged Income-1 Portfolio

Investment Objective
The Deep Value Hedged Income-1 Portfolio seeks to achieve capital preservation and appreciation.

Principal Investment Strategies and Policies
To achieve its investment objective, the Portfolio, under normal market conditions, will invest at least 80% of its total assets in securities that allow the Portfolio to invest in companies in financial distress. The Portfolio has no policy with respect to the capitalization of issuers in which it may invest and may invest in securities of all market capitalizations (small, mid and large capitalization companies). The securities held by the Portfolio may include common and preferred stock, nonconvertible and convertible debt, options and futures contracts, privately negotiated options, and shares of investment companies.

Underlying Funds Trust
Notes to Financial Statements
June 30, 2008 (Unaudited)

The principal strategies to be employed by the Portfolio include Event Driven Strategies, Distressed Securities Strategies and Market or Sector Timing/Trading Strategies. An Event Driven Strategy is where the Portfolio is designed to capture price movements generated by anticipated corporate events such as investing in companies involved in special situations, including, but not limited to, mergers, acquisitions, asset sales, spin-offs, balance sheet restructuring, bankruptcy and other situations. A Distressed Securities Strategy is where the Portfolio is designed to employ strategies designed to invest in the debt, equity, or trade claims of companies in financial distress. Such securities typically trade at substantial discounts to par value, and may be attractive to investors when managers perceive a turnaround will materialize. A Market or Sector Timing/Trading Strategy is where the Portfolio is designed to benefit from the cyclical relationships between movement in certain market indices, sectors, security types, etc. that have demonstrated a degree of consistency and correlation to past movements similar in nature and magnitude.

The Distressed Securities & Special Situations-1 Portfolio

Investment Objective
The Distressed Securities & Special Situations-1 Portfolio seeks to achieve capital appreciation.

Principal Investment Strategies and Policies
To achieve its investment objective, the Portfolio, under normal market conditions, will invest at least 80% of its total assets in securities that allow the Portfolio to invest in companies in financial distress. The Portfolio has no policy with respect to the capitalization of issuers in which it may invest and may invest in securities of all market capitalizations (small, mid and large capitalization companies). The securities held by the Portfolio may include common and preferred stock, nonconvertible and convertible debt, options and futures contracts, privately negotiated options, and shares of investment companies.

The principal strategies to be employed by the Portfolio include Event Driven and Distressed Securities Strategies. An Event Driven Strategy is where the Portfolio is designed to capture price movements generated by anticipated corporate events such as investing in companies involved in special situations, including, but not limited to, mergers, acquisitions, asset sales, spin-offs, balance sheet restructuring, bankruptcy and other situations. A Distressed Securities Strategy is where the Portfolio is designed to invest in the debt, equity, or trade claims of companies in financial distress. Such securities typically trade at substantial discounts to par value, and may be attractive to investors when managers perceive a turnaround will materialize.

Underlying Funds Trust
Notes to Financial Statements
June 30, 2008 (Unaudited)

The Energy and Natural Resources-1 Portfolio

Investment Objective

The Energy and Natural Resources-1 Portfolio seeks to achieve capital appreciation and capital preservation.

Principal Investment Strategies and Policies

To achieve its investment objective, the Portfolio, under normal market conditions, will invest at least 80% of its total assets in U.S. domestic equity securities and master limited partnerships within the energy and natural resources sectors.  The Portfolio has no policy with respect to the capitalization of issuers in which it may invest and may invest in securities of all market capitalizations (small, mid and large capitalization companies).  The securities held by the Portfolio may include common and preferred stock, nonconvertible and convertible debt, options and futures contracts, privately negotiated options, and shares of investment companies.

The principal strategies to be employed by the Portfolio include Market or Sector Timing/Trading and Long/Short Equity Strategies.  A Market or Sector Timing/Trading Strategy is where the Portfolio may employ strategies designed to benefit from cyclical relationships between movement in certain market indices, sectors, security types, etc. that have demonstrated a degree of consistency and correlation to past movements similar in nature and magnitude.  A Long/Short Equity Strategy is where the Portfolio may utilize strategies that employ long and short trading strategies applied to common stock, preferred stock and convertible securities of U.S. and foreign issuers. These strategies are typically constructed marginally net long in position, and attempt to yield a low beta (a measure of volatility) and also seek to dampen the effects of industry, sector, market capitalization and other potential bias exposures.

The Equity Options Overlay-1 Portfolio

Investment Objective
The Equity Options Overlay-1 Portfolio seeks to achieve capital preservation and appreciation.

Principal Investment Strategies and Policies
To achieve its investment objective, the Portfolio, under normal market conditions, will invest at least 80% of its total assets in equity and equity-related U.S. option securities, utilizing the options to mitigate downside exposure.  The Portfolio has no policy with respect to the capitalization of issuers in which it may invest and may invest in securities of all market capitalizations (small, mid and large capitalization companies).  The securities held by the Portfolio may include common and preferred stock, nonconvertible and convertible debt, options and futures contracts, privately negotiated options, and shares of investment companies.

The principal strategies to be employed by the Portfolio include Market Neutral Equity, Long/Short Equity, and Privately Negotiated Options Strategies. A Market Neutral Equity Strategy is where the Portfolio is designed to exploit equity market inefficiencies, which generally involves being simultaneously invested in long and short matched equity portfolios of the same size, usually in the same market. These strategies are typically constructed to attempt to be beta neutral and attempt to control the industry, sector, market capitalization and other potential market bias exposures. A Long/ Short Equity Strategy is where the Portfolio is designed to employ long and short trading strategies applied to common stock, preferred stock and convertible securities of U.S. and foreign issuers. These strategies are typically constructed marginally net long in position, and attempt to yield a low beta (a measure of volatility) and also seek to dampen the effects of industry, sector, market capitalization and other potential bias exposures. A Privately Negotiated Options Strategy is designed to allow the Portfolio to benefit from an increase in the value of the asset or basket without owning the asset or the securities that comprise the basket. Privately negotiated options will allow for economic leverage without incurring risk beyond the premium paid for the option.

The Global Hedged Income-1 Portfolio

Investment Objective
The Global Hedged Income-1 Portfolio seeks to achieve current income.  Its secondary objective is capital appreciation.

Principal Investment Strategies and Policies
To achieve its investment objective, the Portfolio, under normal market conditions, will invest (both long and short) at least 80% of its total assets in fixed income and income-oriented securities of issuers located in a variety of countries throughout the world, with an emphasis on sovereign fixed income securities. The Portfolio has no policy with respect to the capitalization of issuers in which it may invest and may invest in securities of all market capitalizations (small, mid and large capitalization companies). The securities held by the Portfolio may include common and preferred stock, nonconvertible and convertible debt, options and futures contracts, privately negotiated options, and shares of investment companies.

The principal strategies to be employed by the Portfolio include Market or Sector Timing/Trading and Fixed Income and High Yield Investment Strategies. A Market or Sector Timing/Trading Strategy is where the Portfolio is designed to benefit from cyclical relationships between movement in certain market indices, sectors, security types, etc. that have demonstrated a degree of consistency and correlation to past movements similar in nature and magnitude.  A Fixed Income and High Yield Investment Strategy is where the Portfolio is designed to take advantage of deeply discounted debt securities of companies that appear to have significant upside potential. The Portfolio may invest in debt securities that fall below investment grade debt—commonly ‘‘junk bonds.’’ Additionally, the Portfolio may invest in mortgage-backed and other fixed income securities of higher credit quality, and derivative securities of traditional fixed income instruments.

The Long/Short Equity—Deep Discount Value-1 Portfolio

Investment Objective
The Long/Short Equity—Deep Discount Value-1 Portfolio seeks to achieve capital appreciation.

Underlying Funds Trust
Notes to Financial Statements
June 30, 2008 (Unaudited)

Principal Investment Strategies and Policies
To achieve its investment objective, the Portfolio, under normal market conditions, will invest at least 80% of its total assets in equity securities that allow the Portfolio to focus on the fundamental valuations relative to current market price of the companies in which it invests. The Portfolio has no policy with respect to the capitalization of issuers in which it may invest and may invest in securities of all market capitalizations (small, mid and large capitalization companies). The securities held by the Portfolio may include common and preferred stock, nonconvertible and convertible debt, options and futures contracts, privately negotiated options, and shares of investment companies.

The principal strategies to be employed by the Portfolio include Event Driven, Market or Sector Timing/Trading and Long/Short Equity Strategies.  An Event Driven Strategy is where the Portfolio is designed to capture price movements generated by anticipated corporate events such as investing in companies involved in special situations, including, but not limited to, mergers, acquisitions, asset sales, spin-offs, balance sheet restructuring, bankruptcy and other situations. A Market or Sector Timing/Trading Strategy is where the Portfolio is designed to benefit from cyclical relationships between movement in certain market indices, sectors, security types, etc. that have demonstrated a degree of consistency and correlation to past movements similar in nature and magnitude. A Long/Short Equity Strategy is where the Portfolio is designed to employ long and short trading strategies applied to common stock, preferred stock and convertible securities of U.S. and foreign issuers. These strategies are typically constructed marginally net long in position, and attempt to yield a low beta (a measure of volatility) and also seek to dampen the effects of industry, sector, market capitalization and other potential bias exposures.

The Long/Short Equity—Earnings Revision-1 Portfolio

Investment Objective
The Long/Short Equity—Earning Revision-1 Portfolio seeks to achieve capital appreciation.

Principal Investment Strategies and Policies
To achieve its investment objective, the Portfolio, under normal market conditions, will invest at least 80% of its total assets in equity securities that allow the Portfolio to focus on the revisions of earnings estimates on the companies in which it invests. The Portfolio has no policy with respect to the capitalization of issuers in which it may invest and may invest in securities of all market capitalizations (small, mid and large capitalization companies). The securities held by the Portfolio may include common and preferred stock, nonconvertible and convertible debt, options and futures contracts, privately negotiated options, and shares of investment companies.

The principal strategies to be employed by the Portfolio include Market Neutral Equity and Long/Short Equity Strategies. A Market Neutral Equity Strategy is where the Portfolio is designed to exploit equity market inefficiencies, which generally involves being simultaneously invested in long and short matched equity portfolios of the same size, usually in the same market. These strategies are typically constructed to attempt to be beta neutral and attempt to control the industry, sector, market capitalization and other potential market bias exposures. A Long/Short Equity Strategy is where the Portfolio is designed to employ long and short trading strategies applied to common stock, preferred stock and convertible securities of U.S. and foreign issuers. These strategies are typically constructed marginally net long in position, and attempt to yield a low beta (a measure of volatility) and also seek to dampen the effects of industry, sector, market capitalization and other potential bias exposures.

The Long/Short Equity—Global-1 Portfolio

Investment Objective
The Long/Short Equity—Global-1 Portfolio seeks to achieve capital appreciation.

Principal Investment Strategies and Policies
To achieve its investment objective, the Portfolio, under normal market conditions, will invest at least 80% of its total assets in equity securities of issuers located in a variety of countries throughout the world that allow the Portfolio to emphasize recognizing and capitalizing on trends and stock specific opportunities in the international market. The Portfolio has no policy with respect to the capitalization of issuers in which it may invest and may invest in securities of all market capitalizations (small, mid and large capitalization companies). The securities held by the Portfolio may include common and preferred stock, nonconvertible and convertible debt, options and futures contracts, privately negotiated options, and shares of investment companies.

Underlying Funds Trust
Notes to Financial Statements
June 30, 2008 (Unaudited)

The principal strategies to be employed by the Portfolio include Long/Short Equity and Event Driven Strategies. A Long/Short Equity Strategy is where the Portfolio is designed to employ long and short trading strategies applied to common stock, preferred stock and convertible securities of U.S. and foreign issuers. These strategies are typically constructed marginally net long in position, and attempt to yield a low beta (a measure of volatility) and also seek to dampen the effects of industry, sector, market capitalization and other potential bias exposures.  An Event Driven Strategy is where the Portfolio is designed to capture price movements generated by anticipated corporate events such as investing in companies involved in special situations, including, but not limited to, mergers, acquisitions, asset sales, spin-offs, balance sheet restructuring, bankruptcy and other situations.

The Long/Short Equity—Growth-1 Portfolio

Investment Objective
The Long/Short Equity—Growth-1 Portfolio seeks to achieve capital appreciation.

Principal Investment Strategies and Policies
To achieve its investment objective, the Portfolio, under normal market conditions, will invest at least 80% of its total assets in U.S. domestic equity securities.  The Portfolio has no policy with respect to the capitalization of issuers in which it may invest and may invest in securities of all market capitalizations (small, mid and large capitalization companies).  The securities held by the Portfolio may include common and preferred stock, nonconvertible and convertible debt, options and futures contracts, privately negotiated options, and shares of investment companies.

The principal strategies to be employed by the Portfolio include Market Neutral Equity and Long/Short Equity Strategies.  A Market Neutral Equity Strategy is where the portfolio is designed to exploit equity market inefficiencies, which generally involves being simultaneously invested in long and short matched equity portfolios of the same size, usually in the same market. These strategies are typically constructed to attempt to be beta neutral and attempt to control the industry, sector, market capitalization and other potential market bias exposures.  A Long/Short Equity Strategy is where the Portfolio is designed to employ long and short trading strategies applied to common stock, preferred stock and convertible securities of U.S. and foreign issuers. These strategies are typically constructed marginally net long in position, and attempt to yield a low beta (a measure of volatility) and also seek to dampen the effects of industry, sector, market capitalization and other potential bias exposures.

The Long/Short Equity—Healthcare/Biotech-1 Portfolio

Investment Objective
The Long/Short Equity—Healthcare/Biotech-1 Portfolio seeks to achieve capital appreciation.

Principal Investment Strategies and Policies
To achieve its investment objective, the Portfolio, under normal market conditions, will invest at least 80% of its total assets in equity securities of industry groups within the healthcare/biotech sector. The Portfolio has no policy with respect to the capitalization of issuers in which it may invest and may invest in securities of all market capitalizations (small, mid and large capitalization companies). The securities held by the Portfolio may include common and preferred stock, nonconvertible and convertible debt, options and futures contracts, privately negotiated options, and shares of investment companies.

The principal strategies to be employed by the Portfolio include Market Neutral and Long/Short Equity Strategies. A Market Neutral Equity Strategy is where the Portfolio may employ strategies designed to exploit equity market inefficiencies, which generally involves being simultaneously invested in long and short matched equity portfolios of the same size, usually in the same market. These strategies are typically constructed to attempt to be beta neutral and attempt to control the industry, sector, market capitalization and other potential market bias exposures.  A Long/Short Equity Strategy is where the Portfolio may utilize strategies that employ long and short trading strategies applied to common stock, preferred stock and convertible securities of U.S. and foreign issuers. These strategies are typically constructed marginally net long in position, and attempt to yield a low beta (a measure of volatility) and also seek to dampen the effects of industry, sector, market capitalization and other potential bias exposures.

Underlying Funds Trust
Notes to Financial Statements
June 30, 2008 (Unaudited)

The Long/Short Equity—International-1 Portfolio

Investment Objective
The Long/Short Equity—International-1 Portfolio seeks to achieve capital appreciation.

Principal Investment Strategies and Policies
To achieve its investment objective, the Portfolio, under normal market conditions, will invest at least 80% of its total assets in equity securities of issuers located in a variety of countries throughout the world that allow the Portfolio to capture some of the inefficiencies in market pricing of equity securities domiciled outside the U.S. The Portfolio has no policy with respect to the capitalization of issuers in which it may invest and may invest in securities of all market capitalizations (small, mid and large capitalization companies). The securities held by the Portfolio may include common and preferred stock, nonconvertible and convertible debt, options and futures contracts, privately negotiated options, and shares of investment companies.

The principal strategies to be employed by the Portfolio include Market Neutral Equity and Long/Short Equity Strategies. A Market Neutral Equity Strategy is where the Portfolio is designed to employ strategies designed to exploit equity market inefficiencies, which generally involves being simultaneously invested in long and short matched equity portfolios of the same size, usually in the same market. These strategies are typically constructed to attempt to be beta neutral and attempt to control the industry, sector, market capitalization and other potential market bias exposures. A Long/Short Equity Strategy is where the Portfolio is designed to employ long and short trading strategies applied to common stock, preferred stock and convertible securities of U.S. and foreign issuers. These strategies are typically constructed marginally net long in position, and attempt to yield a low beta (a measure of volatility) and also seek to dampen the effects of industry, sector, market capitalization and other potential bias exposures.

The Long/Short Equity—Momentum-1 Portfolio

Investment Objective
The Long/Short Equity—Momentum-1 Portfolio seeks to achieve capital appreciation.

Principal Investment Strategies and Policies
To achieve its investment objective, the Portfolio, under normal market conditions, will invest at least 80% of its total assets in securities that allow the Portfolio to focus on the relative near-term price performance of the companies in which it invests. The Portfolio has no policy with respect to the capitalization of issuers in which it may invest and may invest in securities of all market capitalizations (small, mid and large capitalization companies). The securities held by the Portfolio may include common and preferred stock, nonconvertible and convertible debt, options and futures contracts, privately negotiated options, and shares of investment companies.

The principal strategies to be employed by the Portfolio include Market or Sector Timing/Trading, Market Neutral Equity and Long/Short Equity Strategies. A Market or Sector Timing/Trading Strategy is where the Portfolio is designed to benefit from cyclical relationships between movement in certain market indices, sectors, security types, etc. that have demonstrated a degree of consistency and correlation to past movements similar in nature and magnitude. A Market Neutral Equity Strategy is where the Portfolio is designed to exploit equity market inefficiencies, which generally involves being simultaneously invested in long and short matched equity portfolios of the same size, usually in the same market. These strategies are typically constructed to attempt to be beta neutral and attempt to control the industry, sector, market capitalization and other potential market bias exposures. A Long/Short Equity Strategy is where the Portfolio is designed to employ long and short trading strategies applied to common stock, preferred stock and convertible securities of U.S. and foreign issuers. These strategies are typically constructed marginally net long in position, and attempt to yield a low beta (a measure of volatility) and also seek to dampen the effects of industry, sector, market capitalization and other potential bias exposures.

The Long/Short Equity—REIT-1 Portfolio

Investment Objective
The Long/Short Equity—REIT-1 Portfolio seeks to achieve capital appreciation.

Underlying Funds Trust
Notes to Financial Statements
June 30, 2008 (Unaudited)

Principal Investment Strategies and Policies
To achieve its investment objective, the Portfolio, under normal market conditions, will invest at least 80% of its total assets in equity real estate investment trust (“REIT”) securities that allow the Portfolio to capture some of the inefficiencies in market pricing of U.S. commercial real estate. The Portfolio has no policy with respect to the capitalization of issuers in which it may invest and may invest in securities of all market capitalizations (small, mid and large capitalization companies). The securities held by the Portfolio may include common and preferred stock, nonconvertible and convertible debt, options and futures contracts, privately negotiated options, and shares of investment companies.

The principal strategies to be employed by the Portfolio include Long/Short Equity and Relative Value/Arbitrage Strategies. A Long/Short Equity Strategy is where the Portfolio is designed to employ long and short trading strategies applied to common stock, preferred stock and convertible securities of U.S. and foreign issuers. These strategies are typically constructed marginally net long in position, and attempt to yield a low beta (a measure of volatility) and also seek to dampen the effects of industry, sector, market capitalization and other potential bias exposures. A Relative Value/Arbitrage Strategies is where the Portfolio is designed to employ strategies that invest both long and short in related securities or other instruments in an effort to take advantage of perceived discrepancies in the market prices for such securities which may include investing in long and short positions in securities of different companies in the same industry.

The Merger Arbitrage-1 Portfolio

Investment Objective
The Merger Arbitrage-1 Portfolio seeks to achieve capital appreciation.

Principal Investment Strategies and Policies
To achieve its investment objective, the Portfolio, under normal market conditions, will invest at least 80% of its total assets in securities that allow the Portfolio to focus on investing in announced merger and acquisition transactions and in companies that may be attractive acquisition targets. The Portfolio has no policy with respect to the capitalization of issuers in which it may invest; therefore, the Portfolio may invest in securities of all market capitalizations (small, mid and large capitalization companies). The securities held by the Portfolio may include common and preferred stock, nonconvertible and convertible debt, options and futures contracts, privately negotiated options, and shares of investment companies.

The principal strategies to be employed by the Portfolio include Event Driven and Relative Value/Merger Arbitrage Strategies. An Event Driven Strategy is where the Portfolio employs strategies designed to capture price movements generated by anticipated corporate events such as investing in companies involved in special situations, including but not limited to, mergers, acquisitions, asset sales, spin-offs, balance sheet restructuring, bankruptcy and other situations. A Relative Value/Merger Arbitrage Strategy is where the Portfolio is designed to invest in both long and short positions in related securities or other instruments in an effort to take advantage of perceived discrepancies in the market prices for such securities which may include investing in long and short positions in securities involved in an announced merger deal.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies that are in conformity with U.S. generally accepted accounting principles (“GAAP”) and which are followed consistently by the Portfolios in the preparation of its financial statements.

Investment Valuation and Transactions
Securities in the Portfolios are valued in the following manner:

Portfolio securities that are listed on a U.S. securities exchange are valued at the closing price of the applicable exchange on the day the valuation is made. Securities listed on the NASDAQ Global Market System are valued using the NASDAQ Official Closing Price (‘‘NOCP’’). Open short positions that are traded on the New York Stock Exchange, the American Stock Exchange and on the NASDAQ Global Market System are valued at the last reported sales price on that exchange. Listed securities and put and call options for which no sale was reported on a particular day and securities traded over-the-counter market are valued at the mean between the last bid and ask prices. Fixed income securities (other than obligations having a maturity of 60 days or less) are valued on the basis of values obtained from pricing services or from brokers, which take into account appropriate factors such as institutional sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.  Fixed income securities purchased with remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value. Futures are valued at settlement price. Foreign

Underlying Funds Trust
Notes to Financial Statements
June 30, 2008 (Unaudited)

equities are valued at the official closing price, last bid if no closing price. The value of swap agreements is equal to the Portfolios’ obligation (or rights) under swap contracts which will generally be equal to the net amounts to be paid or received under the contracts based upon the relative values of the positions held by each party to the contracts. Securities and other assets for which market quotations are not readily available (including restricted securities) will be valued in good faith at fair value under the supervision of the Board. In determining the fair value of a security, the Advisor and the Board shall take into account the relevant factors and surrounding circumstances, which may include: (i) the nature and pricing history (if any) of the security; (ii) whether any dealer quotations for the security are available; (iii) possible valuation methodologies that could be used to determine the fair value of the security; (iv) the recommendation of the portfolio manager of the Portfolios with respect to the valuation of the security; (v) whether the same or similar securities are held by other funds managed by the Advisor or other funds and the method used to price the security in those funds; (vi) the extent to which the fair value to be determined for the security will result from the use of data or formula produced by third parties independent of the Advisor; and (vii) the liquidity or illiquidity of the market for the security. Whether a furnished price is significantly different from the previous day’s price, the Advisor will review the price to determine if it is appropriate.  As of June 30, 2008, the following Portfolios held fair valued securities.  These percentages include securities where values are determined based on prices provided by brokers.

	Market	Percentage of
	Value	Net Assets
The Arbitrage-1 Portfolio (Convertible Bond)	$720,800	1.03%
The Arbitrage-2 Portfolio (Fixed Income)	589,401	0.82
The Deep Value Hedged Income-1 Portfolio	19,805,478	26.22
The Distressed Securities & Special Situations-1 Portfolio	8,817,909	8.63
The Global Hedged Income-1 Portfolio	22,087,742	27.75
The Merger Arbitrage	—	0.00

Investments and shareholder transactions in the Portfolios are recorded on trade date. Realized gains and losses on the sale of investments are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recognized on an accrual basis. All premiums and discounts, including original issue discounts, are amortized/accreted using the interest method.  Return of capital distributions received from REIT securities are recorded as an adjustment to the cost of the security and thus may impact unrealized or realized gains or losses on the security.  Gains and losses from paydowns on mortgage and asset backed securities are recorded as adjustments to interest income.

Distributions to Alpha and Beta
Dividends from net investment income and distributions of net realized capital gains, if any, are declared and paid at least annually.  For the six months ended June 30, 200, none of the Portfolios paid an ordinary income distribution or a capital gain distribution to Alpha and Beta.

For the year ended December 31, 2007, the following Portfolios paid an income distribution to Alpha and Beta:

	Alpha	Beta

The Arbitrage-1 Portfolio (Convertible Bond)	$1,625,201	$—
The Arbitrage-2 Portfolio (Fixed Income)	2,212,233	82,659
The Deep Value Hedged Income-1 Portfolio	1,899,712	104,913
The Distressed Securities & Special Situations-1 Portfolio	1,129,648	38,893
The Global Hedged Income-1 Portfolio	1,930,917	101,735
The Long/Short Equity—Earnings Revision-1 Portfolio	840,607	—
The Long/Short Equity—Global-1 Portfolio	667,057	33,008
The Long/Short Equity—Healthcare/Biotech-1 Portfolio	423,217	—
The Long/Short Equity— Momentum - 1 Portfolio	592,277	26,243
Total income distributions paid	$11,320,869	$387,451

Underlying Funds Trust
Notes to Financial Statements
June 30, 2008 (Unaudited)

For the year ended December 31, 2007, the following Portfolios paid a short-term capital gain distribution to Alpha and Beta:

	Alpha	Beta

The Arbitrage-2 Portfolio (Fixed Income)	$11,822,103	$441,726
The Deep Value Hedged Income-1 Portfolio	13,407	740
The Distressed Securities & Special Situations - 1 Portfolio	516,377	17,779
The Equity Options Overlay-1 Portfolio	1,324,913	85,022
The Long/Short Equity—Deep Discount Value - 1 Portfolio	154,146	12,152
The Long/Short Equity—Global - 1 Portfolio	2,779,095	137,519
The Long/Short Equity—Healthcare/Biotech-1 Portfolio	414,573	—
The Long/Short Equity—International-1 Portfolio	2,016,371	106,189
The Long/Short Equity—REIT-1 Portfolio	918,227	—
The Merger Arbitrage - 1 Portfolio	1,201,123	101,198
Total short-term capital gain distributions paid	$21,160,335	$902,325

For the year ended December 31, 2007, the following Portfolios paid a long-term capital gain distribution to Alpha and Beta:

	Alpha	Beta

The Arbitrage-1 Portfolio (Convertible Bond)	$190,361	$—
The Distressed Securities & Special Situations-1 Portfolio	9,749,996	335,688
The Long/Short Equity—International-1 Portfolio	285,092	15,014
The Long/Short Equity— Momentum - 1 Portfolio	7,673	340
The Long/Short Equity— REIT - 1 Portfolio	306,134	—
The Merger Arbitrage - 1 Portfolio	1,016,949	85,681
Total long-term capital gain distributions paid	$11,556,205	$436,723

Repurchase Agreements
The Portfolios may enter into repurchase agreements with a member bank of the Federal Reserve System or recognized securities dealer. Each repurchase agreement is recorded at cost, which approximates value. The Portfolios will receive, as collateral, securities whose market value, including accrued interest, at all times will be at least equal to 100% of the amount invested by the Portfolios in each repurchase agreement. If the seller defaults and the value of the collateral declines, realization of the collateral by the Portfolios may be delayed or limited.

Short Sales
The Portfolios may engage in short sale transactions.  The Portfolios are liable for any dividends paid on securities sold short. At all times when the Portfolios do not own securities which are sold short, the Portfolios will maintain long securities available for collateral equal in value on a daily marked-to-market basis to the securities sold short. The Portfolios do not require the brokers to maintain collateral in support of these receivables.

Collateral on Short Sales
As segregated assets for short positions, the Portfolios are required under the 1940 Act to maintain assets consisting of cash or liquid securities. For short positions, this collateral must equal the market value of the securities sold short.  This collateral is maintained by the brokers.

Futures Contracts
The Portfolios may purchase and sell futures contracts. Upon entering into a contract, the Portfolios deposit and maintain as collateral, an initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Portfolios agree to receive from or pay to the broker, an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Portfolios as unrealized gains and losses. When the contract is closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. As collateral for futures contracts, the Portfolios are required by the executing broker to maintain assets consisting of cash, cash equivalents or liquid securities. This collateral is required to be adjusted daily to reflect the market value of the purchase obligation for long futures contracts or the market value of the instrument underlying the contract, but not less than the market price at which the futures contract was established, for short futures contracts.

Underlying Funds Trust
Notes to Financial Statements
June 30, 2008 (Unaudited)

Foreign Currency Transactions
The Portfolios may engage in foreign currency transactions.  Foreign currency transactions are translated into U.S. dollars on the following basis (i) market value of investment securities, assets and liabilities at the daily rates of exchange, and (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions. For financial reporting purposes, the Portfolios do not isolate changes in the exchange rate of investment securities from the fluctuations arising from changes in the market prices of securities.

However, for federal income tax purposes, the Portfolios do isolate and treat as ordinary income the effect of changes in foreign exchange rates on realized gain or loss from the sale of investment securities and payables and receivables arising from trade-date and settlement-date differences.

Forward Currency Exchange Contracts
The Portfolios may enter into forward currency exchange contracts obligating the Portfolio to deliver and receive a currency at a specified future date.  Forward contracts are valued daily, and unrealized appreciation or depreciation is recorded daily as the difference between the contract exchange rate and the closing forward rate applied to the face amount of the contract.  A realized gain or loss is recorded at the time the forward contract is close.

At June 30, 2008, certain Portfolios had entered into “position hedge” forward currency exchange contracts that obligated the Portfolio to deliver or receive currencies at a specified future date.  The net unrealized appreciation of $3,697 for the Arbitrage-2 Portfolio (Fixed Income) and the unrealized depreciation of $52,748 for the Global Hedged Income-1 Portfolio are included in the net unrealized appreciation (depreciation) section of the Statement of Assets and Liabilities.  The terms of the open contracts are as follows:

The Arbitrage-2 Portfolio (Fixed Income)
Settlement Date	Currency to be Delivered	U.S. $ Value at June 30, 2008	Currency to be Received	U.S. $ Value at June 30, 2008
07/14/2008	404,563 U.S. Dollars	$404,563	2,084,750 Norwegian Kroner	$408,813
07/14/2008	2,490,860 Swedish Krona	413,347	413,347 U.S. Dollars	412,794
		$817,910		$821,607

The Global Hedged Income-1 Portfolio
Settlement Date	Currency to be Delivered	U.S. $ Value at June 30, 2008	Currency to be Received	U.S. $ Value at June 30, 2008
07/09/2008	964,562 U.S. Dollars	$964,563	102,070,000 Japanese Yen	$961,715
07/11/2008	1,068,148 Australian Dollars	1,022,429	1,022,429 U.S. Dollars	981,451
07/11/2008	981,451 U.S. Dollars	981,451	1,000,000 Canadian Dollars	980,634
01/29/2009	1,000,000 U.S. Dollars	1,000,000	3,705,500 Saudi Arabia Riyal	991,895
		$3,968,443		$3,915,695

Options
The Portfolios may purchase and write call or put options on securities and indices and enter into related closing transactions. As a holder of a call option, the Portfolios have the right, but not the obligation, to purchase a security at the exercise price during the exercise period. As the writer of a call option, the Portfolios have the obligation to sell the security at the exercise price during the exercise period. As a holder of a put option, the Portfolios have the right, but not the obligation, to sell a security at the exercise price during the exercise period. As a writer of a put option, the Portfolios have the obligation to buy the underlying security at the exercise price during the exercise period.

Underlying Funds Trust
Notes to Financial Statements
June 30, 2008 (Unaudited)

The premium that the Portfolios pay when purchasing a call option or receives when writing a call option will reflect, among other things, the market price of the security, the relationship of the exercise price to the market price of the security, the relationship of the exercise price to the volatility of the security, the length of the option period and supply and demand factors. The premium is the market value of the option.

A purchaser (holder) of a put option pays a non-refundable premium to the seller (writer) of a put option to obtain the right to sell a specified amount of a security at a fixed price (the exercise price) during a specified period (exercise period).  Conversely, the seller (writer) of a put option, upon payment by the holder of the premium, has the obligation to buy the security from the holder of the put option at the exercise price during the exercise period.

Options are valued daily at the last reported sale price at the close of the exchange on which the security is primarily traded. If no sales are reported for exchange-traded options, or the options are not exchange-traded, then they are valued at the mean of the most recent quoted bid and asked prices.

The premiums received and the number of option contracts written by the Portfolios during the six months ended June 30, 2008, were as follows:

The Arbitrage-1 Portfolio (Convertible Bond):

		Number
	Premiums	of
	Received	Contracts
Options outstanding at December 31, 2007	$60,602	322
Options written	201,507	914
Options closed	(73,295)	(417)
Options exercised	—	—
Options expired	(94,082)	(434)
Options outstanding at June 30, 2008	$94,732	385

The Arbitrage -2 Portfolio (Fixed Income):

		Number
	Premiums	of
	Received	Contracts
Options outstanding at December 31, 2007	$3,540	24
Options written	83,200	175
Options closed	(3,540)	(24)
Options exercised	—	—
Options expired	(2,450)	(70)
Options outstanding at June 30, 2008	$80,750	105

The Deep Value Hedged-1 Portfolio:

		Number
	Premiums	of
	Received	Contracts
Options outstanding at December 31, 2007	$—	$—
Options written	548,478	5,550
Options closed	(681,374)	(4,425)
Options exercised	—	—
Options expired	(25,790)	(225)
Options outstanding at June 30, 2008	$141,314	900

Underlying Funds Trust
Notes to Financial Statements
June 30, 2008 (Unaudited)

The Distressed Securities & Special Situations-1 Portfolio:

		Number
	Premiums	of
	Received	Contracts
Options outstanding at December 31, 2007	$—	—
Options written	929,634	7,933
Options closed	(401,334)	(3,360)
Options exercised	(150,869)	(1,054)
Options expired	(208,525)	(1,670)
Options outstanding at June 30, 2008	$168,906	1,849

The Equity Options Overlay-1 Portfolio:

		Number
	Premiums	of
	Received	Contracts
Options outstanding at December 31, 2007	$2,505,632	9,050
Options written	13,471,493	33,828
Options closed	(7,885,437)	(19,027)
Options exercised	(2,923,020)	(4,875)
Options expired	(984,525)	(5,352)
Options outstanding at June 30, 2008	$4,184,143	13,624

The Long/Short Equity—Deep Discount Value-1 Portfolio:

		Number
	Premiums	of
	Received	Contracts
Options outstanding at December 31, 2007	$56,994	427
Options written	182,657	550
Options closed	(228,620)	(947)
Options exercised	—	—
Options expired	(11,031)	(30)
Options outstanding at June 30, 2008	$—	—

Swaps
The Portfolios may enter into both long and short equity swap contracts with multiple broker-dealers. A long equity swap contract entitles the Portfolios to receive from the counterparty any appreciation and dividends paid on an individual security, while obligating the Portfolios to pay the counterparty any depreciation on the security as well as interest on the notional amount of the contract. A short equity swap contract obligates the Portfolios to pay the counterparty any appreciation and dividends paid on an individual security, while entitling the Portfolios to receive from the counterparty any depreciation on the security as well as interest on the notional value of the contact.

The Portfolios may also enter into equity swap contracts whose value is determined by the spread between a long equity position and a short equity position. This type of swap contract obligates the Portfolios to pay the counterparty an amount tied to any increase in the spread between the two securities over the term of the contract. The Portfolios are also obligated to pay the counterparty any dividends paid on the short equity holding as well as any net financing costs. This type of swap contract entitles the Portfolios to receive from the counterparty any gains based on a decrease in the spread as well as any dividends paid on the long equity holding and any net interest income.

Fluctuations in the value of an open contract are recorded daily as a net unrealized gain or loss. The Portfolios will realize a gain or loss upon termination or reset of the contract. Either party, under certain conditions, may terminate the contract prior to the contract’s expiration date. Credit risk may arise as a result of the failure of the counterparty to comply with the terms of the contract. The Portfolios consider the creditworthiness of each counterparty to a contract in evaluating potential credit risk. The counterparty risk to the Portfolios are limited to the net unrealized gain, if any, on the contract, along with dividends receivable on long equity contracts and interest receivable on short equity contracts. Additionally, risk may arise from unanticipated movements in interest rates or in the value of the underlying securities.  The Portfolios did not hold any equity swap contracts at June 30, 2008.

Underlying Funds Trust
Notes to Financial Statements
June 30, 2008 (Unaudited)

The Portfolios may also enter into credit default swaps. Credit default swaps involve the receipt of floating or fixed rate payments in exchange for assuming potential credit losses of an underlying security or basket of securities. Credit default swaps give one party to a transaction the right to dispose of or acquire an asset (or group of assets), or the right to receive or make a payment from the other party, upon the occurrence of specified credit events. Credit default swaps involve transferring the credit exposure of fixed income products between parties. The buyer of a credit default swap receives credit protection, whereas the seller of the swap guarantees the credit worthiness of the product. By doing this, the risk of the default is transferred from the holder of the fixed income security to the seller of the swap.

The Portfolios may also enter into interest rate swap contracts. This type of swap contract obligates the Portfolios to pay the counterparty an amount tied to any increase in the spread between a floating or fixed rate payment over the term of the contract. The Portfolios are also obligated to pay the counterparty any interest paid on the holding as well as any net financing costs. This type of swap contract entitles the Portfolios to receive from the counterparty any gains based on a decrease in the spread as well as any net interest income.

Swap agreements are valued daily and unrealized appreciation or depreciation is recorded daily as the difference between the prior day and current day closing price.

Convertible Securities
The Portfolios may invest in convertible securities.  A convertible security is a fixed-income security (a debt instrument or a preferred stock), which may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer.  Convertible securities are senior to common stocks in an issuer’s capital structure, but are usually subordinated to similar non-convertible securities.  While providing a fixed income stream (generally higher in yield than the income derivable from common stock but lower than that afforded by a similar nonconvertible security), a convertible security also gives an investor the opportunity, through its conversion feature, to participate in the capital appreciation of the issuing company depending upon a market price advance in the convertible security’s underlying common stock.

Warrants
The Portfolios may invest a portion of their assets in warrants. A warrant gives the holder a right to purchase at any time during a specified period a predetermined number of shares of common stock at a fixed price. Unlike convertible debt securities or preferred stock, warrants do not pay a fixed coupon or dividend. Investments in warrants involve certain risks, including the possible lack of a liquid market for resale of the warrants, potential price fluctuations as a result of speculation or other factors, and failure of the price of the underlying security to reach or have reasonable prospects of reaching a level at which the warrant can be prudently exercised (in which event the warrant may expire without being exercised, resulting in a loss of the Portfolios’ entire investment therein).

Financial Accounting Standards Board Interpretation No. 48 “Accounting for Uncertainty in Income Taxes”
Effective 2007, the Portfolios adopted Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48), “Accounting for Uncertainty in Income Taxes”.   FIN 48 requires the evaluation of tax positions taken on previously filed tax returns or expected to be taken on future returns.  These positions must meet a “more likely than not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained upon examination.  In evaluating whether a tax position has met the recognition threshold, the Portfolios must presume that the position will be examined by the appropriate taxing authority that has full knowledge of all relevant information.  Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax expense in the current year.

FIN 48 requires the Portfolios to analyze all open tax years, as defined by the Statute of Limitations, for all major jurisdictions.  Open tax years are those that are open for exam by taxing authorities.  Major jurisdictions for the Portfolios include Federal and the state of New York.  As of December 31, 2007, open Federal and New York tax years include the tax years ended December 31, 2005 through December 31, 2007.  The Portfolios have no examination in progress.

Underlying Funds Trust
Notes to Financial Statements
June 30, 2008 (Unaudited)

The Portfolios have reviewed all open tax years and major jurisdictions and concluded that the adoption of FIN 48 resulted in no effect to the Portfolios’ financial position or results of operations.  There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on the tax return for the fiscal year-end December 31, 2007.  The Portfolios are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next six months.

Investment Valuation and Transactions
Investments in Portfolios of the UFT are valued at their net asset values as reported by the respective UFT Portfolios.  Investment and shareholder transactions are recorded on trade date. Realized gains and losses on the sale of investments are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recognized on the accrual basis. All premiums and discounts, including original issue discounts, are amortized/accreted using the effective interest method.

In September 2006, the Financial Accounting Standards Board issued Standard No. 157, “Fair Value Measurements” (“FAS 157”) effective for fiscal years beginning after November 15, 2007. FAS 157 clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosure about the use of fair value measurements in an effort to make the measurement of fair value more consistent and comparable. The Funds have adopted FAS 157 effective January 1, 2008. A summary of the fair value hierarchy under FAS 157 is described below:

Various inputs are used in determining the value of the Funds’ investments.  These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used to value the Portfolios’ net assets as of June 30, 2008:

	The Arbitrage-1 Portfolio (Convertible Bond)		The Arbitrage-2 Portfolio (Fixed Income)
Description	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted prices	$1,248,175	$27,847,768	$-	$1,250,795
Level 2 - Other significant observable inputs	67,515,468	—	100,594,618	18,075,411
Level 3 - Significant unobservable inputs	720,800	—	589,401	—
Total	$69,484,443	$27,847,768	$101,184,019	$19,326,206

Following is a reconciliation of Level 3 assets for which significant unoberservable inputs were used to determine fair value.

	The Arbitrage-1 Portfolio (Convertible Bond)		The Arbitrage-2 Portfolio (Fixed Income)
	Investments in Securities	Other Financial Instruments	Investments in Securities	Other Financial Instruments
Balance as of 12/31/07	$424,825	$—	$778,085	$—
Accrued discounts/premiums	(55)	—	17,288	—
Realized gain (loss)*	—	—	19,879	—
Change in unrealized appreciation
(depreciation)	(7,199)	—	(1,431)	—
Net purchases (sales)	303,229	—	(224,420)	—
Transfer in and/or out of Level 3	—	—	—	—
Balance as of 6/30/08	$720,800	$—	$589,401	$—

Underlying Funds Trust
Notes to Financial Statements
June 30, 2008 (Unaudited)

	The Deep Value Hedged Income-1		The Distressed Securities & Special
	Portfolio		Situations-1 Portfolio
Description	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted prices	$4,383,080	$491,850	$44,140,630	$6,570,573
Level 2 - Other significant observable inputs	54,580,515	575,000	47,232,149	$1,377,681
Level 3 - Significant unobservable inputs	19,805,478	—	8,817,909	—
Total	$78,769,073	$1,066,850	$100,190,688	$7,948,254

Following is a reconciliation of Level 3 assets for which significant unoberservable inputs were used to determine fair value.

	The Deep Value Hedged Income-1 Portfolio		The Distressed Securities & Special Situations-1 Portfolio
	Investments in Securities	Other Financial Instruments	Investments in Securities	Other Financial Instruments
Balance as of 12/31/07	$15,862,496	$—	$3,416,350	$—
Accrued discounts/premiums	92,141	—	131,558	—
Realized gain (loss)*	8,715	—	20,645	—
Change in unrealized appreciation
(depreciation)	(3,447,110)	—	(7,452)	—
Net purchases (sales)	4,136,182	—	4,727,024	—
Transfer in and/or out of Level 3	3,153,054	—	529,784	—
Balance as of 6/30/08	$19,805,478	$—	$8,817,909	$—

	The Energy and Natural Resources-1 Portfolio		The Equity Options Overlay-1 Portfolio
Description	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted prices	$37,386,128	$—	$55,383,338	$5,322,970
Level 2 - Other significant observable inputs	2,718,002	—	5,587,388	—
Level 3 - Significant unobservable inputs	—	—	—	—
Total	$40,104,130	$—	$60,970,726	$5,322,970

	The Global Hedged Income - 1 Portfolio		The Long/Short Equity-Deep Discount Value-1 Portfolio
Description	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted prices	$10,968,719	$(168,489)	$33,969,730	$7,465,650
Level 2 - Other significant observable inputs	48,844,133	(54,472)	5,355,814	—
Level 3 - Significant unobservable inputs	22,087,742	—	—	—
Total	$81,900,594	$(222,961)	$39,325,544	$7,465,650

Underlying Funds Trust
Notes to Financial Statements
June 30, 2008 (Unaudited)

Following is a reconciliation of Level 3 assets for which significant unoberservable inputs were used to determine fair value.

	The Global Hedged Income - 1 Portfolio
	Investments in Securities	Other Financial Instruments
Balance as of 12/31/07	$14,420,538	$—
Accrued discounts/premiums	376,211	—
Realized gain (loss)*	(1,272)	—
Change in unrealized appreciation
(depreciation)	(992,393)	—
Net purchases (sales)	4,480,935	—
Transfer in and/or out of Level 3	3,803,723	—
Balance as of 6/30/08	$22,087,742	$—

	The Long/Short Equity-Earnings
	Revision-1 Portfolio		The Long/Short Equity-Global-1 Portfolio
Description	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted prices	$53,999,546	$53,759,794	$11,363,825	$—
Level 2 - Other significant observable inputs	10,684,703	—	15,805,699	—
Level 3 - Significant unobservable inputs	—	—	—	—
Total	$64,684,249	$53,759,794	$27,169,524	$—

	The Long/Short Equity-Growth-1 Portfolio		The Long/Short Equity-Healthcare/Biotech-1 Portfolio
Description	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted prices	$40,701,971	$20,150,531	$31,885,598	$31,511,105
Level 2 - Other significant observable inputs	6,803,510	—	1,553,355	—
Level 3 - Significant unobservable inputs	—	—	—	—
Total	$47,505,481	$20,150,531	$33,438,953	$31,511,105

	The Long/Short Equity-International-1 Portfolio		The Long/Short Equity-Momentum-1 Portfolio
Description	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted prices	$41,441,929	$40,307,470	$65,989,242	$65,179,549
Level 2 - Other significant observable inputs	4,250,331	3,999,837	15,709,764	—
Level 3 - Significant unobservable inputs	—	—	—	—
Total	$45,692,260	$44,307,307	$81,699,006	$65,179,549

	The Long/Short Equity-REIT-1 Portfolio		The Merger Arbitrage-1 Portfolio
Description	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted prices	$39,237,921	$40,457,704	$36,907,105	$—
Level 2 - Other significant observable inputs	26,315,376	—	10,338,249	—
Level 3 - Significant unobservable inputs	—	—	—	—
Total	$65,553,297	$40,457,704	$47,245,354	$—

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation  (depreciation) on the instrument.

Underlying Funds Trust
Notes to Financial Statements
June 30, 2008 (Unaudited)

Federal Income Taxes
The Portfolios intend to qualify and elect to be treated as a regulated investment company under the Internal Revenue Code. The Portfolios intend to distribute the requisite investment company net taxable income and net capital gains to shareholders. Therefore, no federal income tax provision is recorded.

Credit Facility
Custodial Trust Company has made available to the Portfolios a credit facility pursuant to a Loan and Pledge Agreement (‘‘Loan Agreement’’) dated April 28, 2006 for the purpose of purchasing portfolio securities. The Loan Agreement can be terminated by either the Portfolios or Custodial Trust Company. The Portfolios are permitted to borrow up to 33.3% of total assets. Borrowings under the Loan Agreement are charged at the 30-day LIBOR rate plus 1.00%. As collateral for the loan, the Portfolios are required to maintain assets consisting of cash, cash equivalents or liquid securities. The UFT Portfolios pledge all securities held at Custodial Trust Company as collateral for this loan. Custodial Trust Company monitors this balance on a daily basis against the amount of the loan outstanding. The Arbitrage-1 Portfolio (Convertible Bond), The Arbitrage-2 Portfolio (Fixed Income), Equity Option Overlay-1Portfolio, Global Hedged Income-1 Portfolio, Long/Short Equity—Deep Discount Value-1 Portfolio, Long/Short Equity—Earnings Revision-1 Portfolio, Long/Short Equity—Global-1 Portfolio, Long/Short Equity—Growth-1 Portfolio, Long/Short Equity—Healthcare/Biotech-1 Portfolio,  Long/Short Equity—International-1 Portfolio, Long/Short Equity—Momentum-1 Portfolio, and Long/Short Equity—REIT-1 Portfolio,  did not utilize the credit facility during the six months ended June 30, 2008.  The remaining Portfolios did use the credit facility and the following table is presented on this loan agreement:

	Outstanding Balance as of June 30, 2008	Maximum Amount Outstanding during the six months ended June 30, 2008	Average Daily Balance	Weighted Average Interest Rate

The Deep Value Hedged Income - 1 Portfolio	$2,500,000	$3,500,000	$2,057,692	3.40%
The Distressed Securities & Special Situations - 1 Portfolio	—	442,249	2,430	3.90%
The Energy & Natural Resources-1 Portfolio[1]	—	13,000,000	404,365	4.21%

1 The Portfolio’s inception date was January 2, 2008.

Use of Estimates
The preparation of the financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates.

Guarantees and Indemnifications
In the normal course of business, the Portfolios enter into contracts with service providers that contain general indemnification clauses. The Portfolios’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolios that have not yet occurred. However, based on experience, the Portfolios expect the risk of loss to be remote.

3. Investment Transactions

Purchases and sales of securities for the six months ended June 30, 2008 for the Portfolios (excluding short-term investments and U.S. Government securities) are as follows:

	Purchases	Sales
The Arbitrage-1 Portfolio (Convertible Bond)	$17,452,255	$12,492,725
The Arbitrage-2 Portfolio (Fixed Income Arbitrage)	3,696,232	1,767,923
The Deep Value Hedged Income-1 Portfolio	33,028,973	7,680,581
The Distressed Securities & Special Situations-1 Portfolio	102,935,721	64,727,199

Underlying Funds Trust
Notes to Financial Statements
June 30, 2008 (Unaudited)

The Energy & Natural Resources-1 Portfolio[1]	74,482,091	32,692,551
The Equity Options Overlay-1 Portfolio	84,148,569	72,193,841
The Global Hedged Income-1 Portfolio	28,394,156	12,582,570
The Long/Short Equity—Deep Discount Value-1 Portfolio	50,891,061	57,136,177
The Long/Short Equity—Earnings Revision-1 Portfolio	27,065,001	21,778,844
The Long/Short Equity—Global-1 Portfolio	19,257,216	25,757,495
The Long/Short Equity—Growth-1 Portfolio	93,576,303	98,181,327
The Long/Short Equity—Healthcare/Biotech-1 Portfolio	80,265,518	77,132,985
The Long/Short Equity—International-1 Portfolio	122,072,280	110,236,656
The Long/Short Equity— Momentum-1 Portfolio	88,745,328	67,416,951
The Long/Short Equity—REIT-1 Portfolio	130,258,477	147,713,879
The Merger Arbitrage-1 Portfolio	41,845,663	39,262,745

1   The Portfolio’s inception date was January 2, 2008.

Purchases and sales of U.S. Government securities for the six months ended June 30, 2008 for the Portfolios (excluding short-term investments) are as follows:

	Purchases	Sales

The Arbitrage-2 Portfolio (Fixed Income)	$151,023,528	$125,598,187
The Deep Value Hedged Income-1 Portfolio	—	472,770
The Distressed Securities & Special Situations-1 Portfolio	81,502	—

4. Federal Income Taxes

The cost basis of investments for federal income tax purposes at December 31, 2007 was as follows:

	The Arbitrage-1 Portfolio (Convertible Bond)	The Arbitrage-2 Portfolio (Fixed Income)	The Deep Value Hedged Income-1 Portfolio	The Distressed Securities & Special Situations-1 Portfolio
Cost of Investments	$66,457,232	$71,281,619	$88,593,036	$95,416,422
Gross tax unrealized appreciation	4,292,693	1,030,598	1,520,309	2,808,434
Gross tax unrealized depreciation	(2,524,182)	(6,464,725)	(8,065,174)	(3,410,948)
Net tax unrealized appreciation (depreciation)	$1,768,511	$(5,434,127)	$(6,544,865)	$(602,514)

	The Equity Options Overlay-1 Portfolio	The Global Hedged Income-1 Portfolio	The Long/Short Equity—Deep Discount Value-1 Portfolio	The Long/Short Equity—Earning Revision-1 Portfolio
Cost of Investments	$60,215,712	$75,047,134	$51,547,109	$51,621,395
Gross tax unrealized appreciation	2,981,476	2,084,727	3,319,860	9,817,207
Gross tax unrealized depreciation	(4,099,520)	(2,494,291)	(5,549,942)	(2,095,125)
Net tax unrealized appreciation (depreciation)	$(1,118,044)	$(409,564)	$(2,230,082)	$7,722,082

Underlying Funds Trust
Notes to Financial Statements
June 30, 2008 (Unaudited)

	The Long/Short Equity— Global-1 Portfolio	The Long/Short Equity—Growth-1 Portfolio	The Long/Short Equity—Healthcare/ Biotech-1 Portfolio	The Long/Short Equity—International-1 Portfolio
Cost of Investments	$32,666,662	$58,723,926	$33,282,396	$49,308,179
Gross tax unrealized appreciation	8,406,717	4,287,842	2,190,360	1,861,136
Gross tax unrealized depreciation	(2,161,481)	(3,913,282)	(3,911,839)	(2,489,143)
Net tax unrealized appreciation	$6,245,236	$374,560	$(1,721,479)	$(628,007)

	The Long/Short Equity— Momentum-1 Portfolio	The Long/Short Equity—REIT-1 Portfolio	The Merger Arbitrage-1 Portfolio
Cost of Investments	$48,925,911	$62,989,545	$47,528,619
Gross tax unrealized appreciation	7,841,183	2,195,403	2,693,005
Gross tax unrealized depreciation	(1,577,685)	(4,916,945)	(2,733,734)
Net tax unrealized appreciation	$6,263,498	$(2,721,542)	$(40,729)

At December 31, 2007, the components of accumulated earnings/(losses) on a tax basis for the Portfolios were as follows:

	The Arbitrage-1 Portfolio (Convertible Bond)	The Arbitrage-2 Portfolio (Fixed Income)	The Deep Value Hedged Income-1 Portfolio	The Distressed Securities & Special Situations-1 Portfolio

Net tax unrealized appreciation (depreciation)	$1,768,511	$(5,434,127)	$(6,544,865)	$(602,514)

Undistributed ordinary income	14,465	—	—	29,772
Undistributed long-term capital gain	—	—	—	37,598
Total distributable earnings	14,465	—	—	67,370

Other accumulated losses	(1,928,974)	(4,181,783)	207,199	847,726
Total accumulated earnings/(losses)	$(145,998)	$(9,615,910)	$(6,337,666)	$312,582

Underlying Funds Trust
Notes to Financial Statements
June 30, 2008 (Unaudited)

	The Equity Options Overlay-1 Portfolio	The Global Hedged Income-1 Portfolio	The Long/Short Equity—Deep Discount Value-1 Portfolio	The Long/Short Equity—Earning Revision-1 Portfolio

Net tax unrealized appreciation (depreciation)	$(1,118,044)	$(409,564)	$(2,230,082)	$7,722,082

Undistributed ordinary income	—	—	—	—
Undistributed long-term capital gain	—	—	—	—
Total distributable earnings	—	—	—	—

Other accumulated losses	761,808	(137,379)	765,373	5,364,257
Total accumulated earnings/(losses)	$(356,236)	$(546,943)	$(1,464,870)	$13,086,339

	The Long/Short Equity—Global-1 Portfolio	The Long/Short Equity― Growth-1 Portfolio	The Long/Short Equity—Healthcare/Biotech-1 Portfolio	The Long/Short Equity—International-1 Portfolio

Net tax unrealized appreciation (depreciation)	$6,245,236	$374,560	$(1,721,479)	$(628,007)

Undistributed ordinary income	21,094	—	169,662	—
Undistributed long-term capital gain	—	—	—	—
Total distributable earnings	21,094	—	169,662	—

Other accumulated losses	79,706	(1,032,088)	897,557	1,099,581
Total accumulated earnings/(losses)	$6,346,036	$(657,528)	$(654,260)	$471,574

Underlying Funds Trust
Notes to Financial Statements
June 30, 2008 (Unaudited)

	The Long/Short Equity— Momentum-1 Portfolio	The Long/Short Equity—REIT-1 Portfolio	The Merger Arbitrage-1 Portfolio

Net tax unrealized appreciation (depreciation)	$6,263,498	$(2,721,542)	$(40,729)

Undistributed ordinary income	—	121,343	—
Undistributed long-term capital gain	—	102,407	—
Total distributable earnings	—	223,750	—

Other accumulated losses	2,609,451	7,075,497	(3,665)
Total accumulated earnings/(losses)	$8,872,949	$4,577,705	$(44,394)

The primary differences between the cost amounts for book and tax purposes is primarily due to deferred wash sale losses, constructive sales and tax adjustments for passive foreign investment companies.

As of December 31, 2007, the Portfolios had accumulated capital loss carryovers of:

	Capital Loss Carryover	Expires
The Arbitrage-1 Portfolio (Convertible Bond)	$109,019	12/31/2015
The Arbitrage-2 Portfolio (Fixed Income)	997,678	12/31/2014
	3,079,906	12/31/2015
The Global Hedged Income-1 Portfolio	48,562	12/31/2014
	15,875	12/31/2015
The Long/Short Equity Earnings Revision-1 Portfolio	645,629	12/31/2014
	1,786,381	12/31/2015
The Long/Short Equity—Growth- 1 Portfolio	1,893,079	12/31/2015
The Long/Short Equity Momentum-1 Portfolio	2,423,598	12/31/2015

The tax character of distributions for the Portfolios at the period ended December 31, 2007 was as follows:

	The Arbitrage-1 Portfolio (Convertible Bond)	The Arbitrage-1 Portfolio (Convertible Bond)	The Arbitrage-2 Portfolio (Fixed Income)	The Arbitrage-2 Portfolio (Fixed Income)
	Year Ended December 31, 2007	Period from April 28, 2006* to December 31, 2006	Year Ended December 31, 2007	Period from April 28, 2006* to December 31, 2006(1)
Distributions paid from:
Ordinary Income	$1,625,201	$252,055	$14,336,944	$2,892,915
Long Term Capital Gain	190,361	228,803	—	—
Return of Capital	—	—	221,777	—
Total Distributions Paid	$1,815,562	$480,858	$14,558,721	$2,892,915
*   Commencement of Fund-of Funds structure.  See Note 1 of the Notes to Financial Statements.
(1)  The amount of total distributions made for The Arbitrage-1 Portfolio (Fixed Income) includes $158,254 of dividends deemed to be paid in the fiscal year ended 2007 for tax purposes.

Underlying Funds Trust
Notes to Financial Statements
June 30, 2008 (Unaudited)

	The Deep Value Hedged Income-1 Portfolio	The Distressed Securities & Special Situations-1 Portfolio	The Distressed Securities & Special Situations-1 Portfolio	The Equity Options Overlay-1 Portfolio
	Period from May 1, 2007(1) to December 31, 2007	Year Ended December 31, 2007	Period from April 28, 2006* to December 31, 2006	Period from January 8, 2007(2) to December 31, 2007
Distributions paid from:
Ordinary Income	$2,018,772	$1,702,697	$1,251,035	$1,409,935
Long Term Capital Gain	—	10,085,689	1,576,987	—
Total Distributions Paid	$2,018,772	$11,788,386	$2,828,022	$1,409,935
*   Commencement of Fund-of Funds structure.  See Note 1 of the Notes to Financial Statements.
(1)  Commencement of operations for the Deep Value Hedged Income-1 Portfolio was May 1, 2007.
(2)  Commencement of operations for the Equity Options Overlay-1 Portfolio was January 8, 2007.

	The Global Hedged Income-1 Portfolio	The Global Hedged Income-1 Portfolio	The Long/Short Equity-Deep Discount Value-1 Portfolio	The Long/Short Equity-Deep Discount Value-1 Portfolio
	Year Ended December 31, 2007	Period from May 24, 2006(2) to December 31, 2006(1)	Year Ended December 31, 2007	Period from April 28, 2006* to December 31, 2006
Distributions paid from:
Ordinary Income	$2,032,652	$179,681	$166,297	$104,008
Long Term Capital Gain	—	—	—	—
Total Distributions Paid	$2,032,652	$179,861	$166,297	$104,008
*   Commencement of Fund-of Funds structure.  See Note 1 of the Notes to Financial Statements.
(1)  The amount of total distributions made for the Global Hedged Income-1 Portfolio includes $7,123 of dividends deemed to be paid in the fiscal year ended 2007 for tax purposes.
(2)  Commencement of operations for the Global Hedged Income-1 Portfolio was May 24, 2006.

	The Long/Short Equity-Earnings Revisions-1 Portfolio	The Long/Short Equity-Earnings Revisions-1 Portfolio	The Long/Short Equity Global-1 Portfolio	The Long/Short Equity-Global-1 Portfolio
	Year Ended December 31, 2007	Period from April 28, 2006* to December 31, 2006	Year Ended December 31, 2007	Period from April 28, 2006* to December 31, 2006(1)
Distributions paid from:
Ordinary Income	$840,607	$302,000	$3,616,679	$1,395,968
Long Term Capital Gain	—	—	—	—
Total Distributions Paid	$840,607	$302,000	$3,616,679	$1,395,968
*   Commencement of Fund-of Funds structure.  See Note 1 of the Notes to Financial Statements.
(1)  The amount of distribution for the Long/Short Equity-Global-1 Portfolio represents the portion of Alpha Hedged Strategies Fund’s redemption treated as a dividend distribution for tax purposes.

Underlying Funds Trust
Notes to Financial Statements
June 30, 2008 (Unaudited)

	The Long/Short Equity-Growth-1 Portfolio	The Long/Short Equity- Healthcare/ Biotech-1 Portfolio	The Long/Short Equity- Healthcare/ Biotech-1 Portfolio
	Period from August 20, 2007(1) to December 31, 2007	Year Ended December 31, 2007	Period from September 25, 2006(2) to December 31, 2006
Distributions paid from:
Ordinary Income	$—	$837,790	$495,336
Long Term Capital Gain	—	—	—
Total Distributions Paid	$—	$837,790	$495,336
*   Commencement of Fund-of Funds structure.  See Note 1 of the Notes to Financial Statements.
(1)  Commencement of operations for the Long/Short - Equity Growth-1 Portfolio was August 20, 2007.
(2)  Commencement of operations for the Long/Short - Healthcare/Biotech-1 Portfolio was September 25, 2006.

	The Long/Short Equity- International-1 Portfolio	The Long/Short Equity- International-1 Portfolio	The Long/Short Equity- Momentum-1 Portfolio	The Long/Short Equity- Momentum-1 Portfolio
	Year Ended December 31, 2007	Period from April 28, 2006* to December 31, 2006	Year Ended December 31, 2007	Period from April 28, 2006* to December 31, 2006
Distributions paid from:
Ordinary Income	$2,292,115	$85,107	$618,520	$330,881
Long-Term Capital Gain	51,416	91,413	8,103	786,481
Return of Capital	79,135	—	—	—
Total Distributions Paid	$2,422,666	$176,520	$626,623	$1,117,362
*   Commencement of Fund-of Funds structure.  See Note 1 of the Notes to Financial Statements.

	The Long/Short Equity-REIT-1 Portfolio	The Long/Short Equity-REIT-1 Portfolio	The Merger Arbitrage-1 Portfolio	The Merger Arbitrage-1 Portfolio
	Year Ended December 31, 2007	Period from April 28, 2006* to December 31, 2006(1)	Year Ended December 31, 2007	Period from April 28, 2006* to December 31, 2006
Distributions paid from:
Ordinary Income	$918,227	$169,338	$1,193,618	$621,467
Long-Term Capital Gain	306,134	—	1,176,249	9,108
Return of Capital	—	—	35,084	—
Total Distributions Paid	$1,224,361	$169,338	$2,404,951	$630,575
*   Commencement of Fund-of Funds structure.  See Note 1 of the Notes to Financial Statements.
 (1) The amount of total distributions made for Long/Short Equity REIT-1 Portfolio includes $51,039 of dividends deemed to be paid in the fiscal year ended 2007 for tax purposes.

The Portfolios hereby designate as long-term capital gain dividends, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Portfolios related to net capital gain to zero for the tax year ended December 31, 2006.

Underlying Funds Trust
Notes to Financial Statements
June 30, 2008 (Unaudited)

5. Investment Advisory Agreements and Other Expense Agreements

Pursuant to the Investment Advisory Agreement (the ‘‘Advisory Agreement’’), the Portfolios pay the Advisor monthly an annual advisory fee of 2.50% of the Portfolios’ average daily net assets. The Advisor has also entered into an Operating Services Agreement (the ‘‘Services Agreement’’) with the Portfolios to provide virtually all day-to-day services to the Portfolios. The Portfolios pay the Advisor an annual operating services fee of 0.50% the Portfolios’ average daily net assets. The Advisor analyzes the expense ratios of the Funds, and reduces its advisory fees across the Portfolios so the expenses passed along to the Funds calculates to 3.00% on an aggregate basis.  Due to the effects of leverage, the actual expense ratios can be less than 3.00%.

Under the terms of the Agreements, subject to the supervision of the Board, the Advisor will provide, or arrange to provide, essentially all day-to-day portfolio, administrative and operational services to the Portfolios. The Advisor pays all fees and expenses associated with the services it provides, including, but not limited to, expenses of legal compliance, shareholder communications and meetings of the shareholders. The Advisor will pay all expenses related to marketing the Portfolios as well as related bookkeeping expenses.

The Advisor has entered into Sub-Advisory Agreements (“Sub-Advisor Agreement”) for the purpose of advising each Portfolio of the UFT. Each Sub-Advisor Agreement provides that each Sub-Advisor will formulate and implement a continuous investment program for a Portfolio in accordance with each Portfolio’s objective, policies and limitations and any investment guidelines established by the Advisor.  Each Sub-Advisor will, subject to the supervision and control of the Advisor, determine in its discretion which issuers and securities will be purchased, held, sold or exchanged by a Portfolio, and will place orders with and give instruction to brokers and dealers to cause the execution of such transactions.  Each Sub-Advisor is required to furnish at its own expense all investment facilities necessary to perform its obligations under the Sub-Advisor Agreement.  Each Sub-Advisor Agreement will continue in effect from year to year, provided it is approved at least annually by a vote of the majority of the Trustees, where applicable, who are not parties to the agreement or interested persons of any such party, cast in person at a meeting specifically called for the purpose of voting on such approval.  Each Sub-Advisor Agreement may be terminated without penalty at any time by the Advisor or the Sub-Advisor on 60 days’ written notice, and will automatically terminate in the event of its “assignment” (as that term is defined in the 1940 Act).

The Advisor is affiliated with Asset Alliance Corporation (‘‘Asset Alliance’’). Asset Alliance is also affiliated with the Funds’ Portfolio Research Consultant, Trust Advisors LLC. As a result, the Advisor is also affiliated with the Research Consultant.

6. Capital Share Transactions

Transactions in shares of each Portfolio were as follows:

The Arbitrage-1 Portfolio (Convertible Bond):
	Six Months Ended June 30, 2008		Year Ended December 31, 2007
	Shares	Amount	Shares	Amount
Shares sold	84,515	$853,184	4,518,096	$45,954,554
Shares issued to shareholders
in reinvestment of distributions	—	—	180,294	1,815,562
Shares redeemed	—	—	—	—
Net increase	84,515	$853,184	4,698,390	$47,770,116

Shares outstanding:
Beginning of period	6,879,706		2,181,316
End of period	6,964,221		6,879,706

Underlying Funds Trust
Notes to Financial Statements
June 30, 2008 (Unaudited)

The Arbitrage-2 Portfolio (Fixed Income):
	Six Months Ended June 30, 2008		Year Ended December 31, 2007
	Shares	Amount	Shares	Amount
Shares sold	102,464	$914,682	2,227,535	$22,861,325
Shares issued to shareholders
in reinvestment of distributions	—	—	1,667,665	14,558,721
Shares redeemed	(7,558)	(65,378)	—	—
Net increase	94,906	$849,304	3,895,200	$37,420,046

Shares outstanding:
Beginning of period	7,910,350		4,015,150
End of period	8,005,256		7,910,350

The Deep Value Hedged Income-1 Portfolio:
	Six Months Ended June 30, 2008		Period from May 1, 2007* to December 31, 2007
	Shares	Amount	Shares	Amount
Shares sold	112,267	$1,037,176	8,070,814	$85,682,034
Shares issued to shareholders
in reinvestment of distributions	—	—	205,369	2,018,772
Shares redeemed	(11,536)	(106,246)	—	—
Net increase	100,731	$930,930	8,276,183	$87,700,806

Shares outstanding:
Beginning of period	8,276,183		—
End of period	8,376,914		8,276,183
*   Commencement of operations for the Deep Value Hedged Income-1 Portfolio was May 1, 2007.

The Distressed Securities & Special Situations-1 Portfolio:
	Six Months Ended June 30, 2008		Year Ended December 31, 2007
	Shares	Amount	Shares	Amount
Shares sold	$779,846	$7,199,017	$2,831,154	$27,811,909
Shares issued to shareholders
in reinvestment of distributions	—	—	1,299,711	11,788,381
Shares redeemed	(9,037)	(79,704)	—	—
Net increase	770,809	$7,119,313	$4,130,865	$39,600,290

Shares outstanding:
Beginning of period	10,170,733		6,039,868
End of period	10,941,542		10,170,733

Underlying Funds Trust
Notes to Financial Statements
June 30, 2008 (Unaudited)

The Energy & Natural Resources-1 Portfolio:
	Period from January 2, 2008* to June 30, 2008
	Shares	Amount
Shares sold	4,246,596	$42,425,133
Shares issued to shareholders
in reinvestment of distributions	—	—
Shares redeemed	(4,053)	(39,443)
Net increase	4,242,543	$42,385,690

Shares outstanding:
Beginning of period	—
End of period	4,242,543
*   Commencement of operations for the Energy & Natural Resources-1 Portfolio was January 2, 2008.

The Equity Options Overlay-1 Portfolio:
	Six Months Ended June 30, 2008		Period from January 8, 2007* to December 31, 2007
	Shares	Amount	Shares	Amount
Shares sold	77,112	$771,262	5,418,521	$56,261,066
Shares issued to shareholders
in reinvestment of distributions	—	—	136,754	1,409,935
Shares redeemed	(9,079)	(88,702)	—	—
Net increase	68,033	$682,560	5,555,275	$57,671,001

Shares outstanding:
Beginning of period	5,555,275		—
End of period	5,623,308		5,555,275
*   Commencement of operations for the Equity Options Overlay-1 Portfolio was January 8, 2007.

The Global Hedged Income-1 Portfolio:
	Six Months Ended June 30, 2008		Year Ended December 31, 2007
	Shares	Amount	Shares	Amount
Shares sold	105,106	$1,080,784	6,128,787	$63,400,032
Shares issued to shareholders
in reinvestment of distributions	—	—	199,279	2,032,652
Shares redeemed	(10,293)	(104,273)	—	—
Net increase	94,813	$976,511	6,328,066	$65,432,684

Shares outstanding:
Beginning of period	7,688,505		1,360,439
End of period	7,783,318		7,688,505

Underlying Funds Trust
Notes to Financial Statements
June 30, 2008 (Unaudited)

The Long/Short Equity—Deep Discount Value- 1 Portfolio:
	Six Months Ended June 30, 2008		Year Ended December 31, 2007
	Shares	Amount	Shares	Amount
Shares sold	77,814	$603,393	2,684,921	$23,413,324
Shares issued to shareholders
in reinvestment of distributions	—	—	19,797	166,297
Shares redeemed	(753,298)	(5,689,486)	—	—
Net increase	(675,484)	$(5,086,093)	2,704,718	$23,579,621

Shares outstanding:
Beginning of period	5,833,462		3,128,744
End of period	5,157,978		5,833,462

The Long/Short Equity—Earnings Revision-1 Portfolio:
	Six Months Ended June 30, 2008		Year Ended December 31, 2007
	Shares	Amount	Shares	Amount
Shares sold	64,376	$772,813	2,174,609	$23,560,203
Shares issued to shareholders
in reinvestment of distributions	—	—	70,051	840,607
Shares redeemed	—	—	—	—
Net increase	64,376	$772,813	2,244,660	$24,400,810

Shares outstanding:
Beginning of period	5,042,959		2,798,299
End of period	5,107,335		5,042,959

The Long/Short Equity—Global- 1 Portfolio:
	Six Months Ended June 30, 2008		Year Ended December 31, 2007
	Shares	Amount	Shares	Amount
Shares sold	47,554	$539,830	1,713,449	$21,370,180
Shares issued to shareholders
in reinvestment of distributions	—	—	280,580	3,616,679
Shares redeemed	(4,256)	(50,094)	—	—
Net increase	43,298	$489,736	1,994,029	$24,986,859

Shares outstanding:
Beginning of period	3,363,631		1,369,602
End of period	3,406,929		3,363,631

Underlying Funds Trust
Notes to Financial Statements
June 30, 2008 (Unaudited)

The Long/Short Equity—Growth- 1 Portfolio:
	Six Months Ended June 30, 2008		Period from August 20, 2007* to December 31, 2007
	Shares	Amount	Shares	Amount
Shares sold	2,294,032	$20,954,356	5,919,483	$60,282,361
Shares issued to shareholders
in reinvestment of distributions	—	—	—	—
Shares redeemed	(13,528)	(122,427)	—	—
Net increase	2,280,504	$20,831,929	5,919,483	$60,282,361

Shares outstanding:
Beginning of period	5,919,483		—
End of period	8,199,987		5,919,483
*   Commencement of operations for the Long/Short Equity— Growth-1 Portfolio was August 20, 2007.

The Long/Short Equity—Healthcare/Biotech-1 Portfolio:
	Six Months Ended June 30, 2008		Year Ended December 31, 2007
	Shares	Amount	Shares	Amount
Shares sold	41,548	$390,873	2,278,634	$22,540,005
Shares issued to shareholders
in reinvestment of distributions	—	—	86,638	837,790
Shares redeemed	—	—	—	—
Net increase	41,548	$390,873	2,365,272	$23,377,795

Shares outstanding:
Beginning of period	3,420,288		1,055,016
End of period	3,461,836		3,420,288

The Long/Short Equity—International-1 Portfolio:
	Six Months Ended June 30, 2008		Year Ended December 31, 2007
	Shares	Amount	Shares	Amount
Shares sold	124,849	$1,236,009	3,142,726	$31,842,719
Shares issued to shareholders
in reinvestment of distributions	—	—	241,302	2,422,666
Shares redeemed	(57,713)	(572,005)	—	—
Net increase	67,136	$664,004	3,384,028	$34,265,385

Shares outstanding:
Beginning of period	5,436,267		2,052,239
End of period	5,503,403		5,436,267

Underlying Funds Trust
Notes to Financial Statements
June 30, 2008 (Unaudited)

The Long/Short Equity—Momentum-1 Portfolio:
	Six Months Ended June 30, 2008		Year Ended December 31, 2007
	Shares	Amount	Shares	Amount
Shares sold	151,652	$1,513,294	4,984,122	$48,789,995
Shares issued to shareholders
in reinvestment of distributions	—	—	61,788	626,533
Shares redeemed	(58,282)	(585,934)	—	—
Net increase	93,370	$927,360	5,045,910	$49,416,528

Shares outstanding:
Beginning of period	8,048,621		3,002,711
End of period	8,141,991		8,048,621

The Long/Short Equity—REIT-1 Portfolio:
	Six Months Ended June 30, 2008		Year Ended December 31, 2007
	Shares	Amount	Shares	Amount
Shares sold	69,288	$795,003	2,684,399	$28,517,121
Shares issued to shareholders
in reinvestment of distributions	—	—	109,612	1,224,361
Shares redeemed	—	—	—	—
Net increase	69,288	$795,003	2,794,011	$29,741,482

Shares outstanding:
Beginning of period	5,459,967		2,665,956
End of period	5,529,255		5,459,967

The Merger Arbitrage- 1 Portfolio:
	Six Months Ended June 30, 2008		Year Ended December 31, 2007
	Shares	Amount	Shares	Amount
Shares sold	66,550	$666,769	2,086,861	$22,686,749
Shares issued to shareholders
in reinvestment of distributions	—	—	236,011	2,404,951
Shares redeemed	(9,738)	(96,309)	—	—
Net increase	56,812	$570,460	2,322,872	$25,091,700

Shares outstanding:
Beginning of period	4,645,244		2,322,372
End of period	4,702,056		4,645,244

7. Transactions with Affiliates

Pursuant to Section (2)(a)(3) of the 1940 Act, if the Long/Short Equity—Deep Discount Value-1 Portfolio (“Deep Discount”) owns 5% or more of the outstanding voting securities of an issuer, the issuer is deemed to be an affiliate of Deep Discount.  During the six months ended from January 1, 2008 to June 30, 2008, Deep Discount owned the following position in such companies for investment purposes only:

Underlying Funds Trust
Notes to Financial Statements
June 30, 2008 (Unaudited)

Issuer Name	Share Balance at December 31, 2007	Purchases	Sales	Share Balance at June 30, 2008	Value at June 30, 2008	Realized Gains (Losses)
Electronic Control Security, Inc.	1,536,859	1,000	—	1,537,859	$307,572	—

8. Additional Tax Information

Long Term Capital Gain Designation
The Fund hereby designates the following as a capital gain dividend with respect to the taxable year ended December 31, 2007, or, if subsequently determined to be different, the net capital gain of such year:

The Arbitrage-1 Portfolio (Convertible Bond)	$190,361
The Arbitrage-2 Portfolio (Fixed Income)	—
The Deep Value Hedged Income-1 Portfolio	—
The Distressed Securities & Special Situations-1 Portfolio	10,085,684
The Equity Options Overlay-1 Portfolio	—
The Global Hedged Income-1 Portfolio	—
The Long/Short Equity—Deep Discount Value-1 Portfolio	—
The Long/Short Equity—Earning Revision-1 Portfolio	—
The Long/Short Equity—Global-1 Portfolio	—
The Long/Short Equity—Growth-1 Portfolio	—
The Long/Short Equity—Healthcare/Biotech-1 Portfolio	—
The Long/Short Equity—International-1 Portfolio	51,416
The Long/Short Equity— Momentum-1 Portfolio	8,013
The Long/Short Equity—REIT-1 Portfolio	306,134
The Merger Arbitrage-1 Portfolio	1,088,256

9. New Accounting Pronouncement

In March 2008, Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161") was issued and is effective for fiscal years beginning after November 15, 2008.  SFAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity's results of operations and financial position.  Management is currently evaluating the implications of SFAS 161. The impact on the Fund's financial statement disclosures, if any, is currently being assessed.

Underlying Funds Trust
Board Approval of Portfolio Research Consultant Agreement
June 30, 2008 (Unaudited)

At its meeting in-person held on February 26, 2008, the Board of Trustees (the “Board”) of AIP Alternative Strategies Funds (the “Trust”), including the Trustees who are not “interested persons” of the Trust, as such term is defined in the Investment Company Act of 1940, (the “Independent Trustees”), voted to approve the continuation of the current portfolio research consultant agreement (the “Research Consultant Agreement”) between the Trust, on behalf of its two series, the Alpha Hedged Strategies Fund and Beta Hedged Strategies Fund (together, the “Funds”), and Trust Advisors, LLC (the “Research Consultant”). The Board received and discussed a memorandum from the Trust’s legal counsel regarding the duties and responsibilities of the Board and the Independent Trustees under the Investment Company Act of 1940 in approving the continuation of advisory agreements.  In connection with its approval of the continuation of the Research Consultant Agreement, the Board considered the following factors:

•	The overall investment performance of the Funds both on an absolute basis and on a relative basis in comparison to its peers; and

•	The nature, scope and quality of the services provided by the Research Consultant;

•	The reasonableness of the cost of the services provided by the Research Consultant;

•	The extent to which economies of scale would be reflected in fee levels for the benefit of shareholders; and

•	The profits to be realized by the Research Consultant and its affiliates from the relationship with the Funds.

The Independent Trustees evaluated these factors based on their own direct experience with the Research Consultant and in consultation with their independent counsel.  None of these factors was determinative in the Board’s decision to continue the Research Consultant Agreement, but each was a factor in the Independent Trustees’ consideration.  Greater detail regarding the Board’s consideration of these factors is set forth below.

The Board discussed each Fund’s investment performance for the current calendar year and for the one-, three- and five-year periods ended December 31, 2007.  In assessing the quality of the services delivered by the Research Consultant, the Independent Trustees also compared the short-term and long-term performance of each Fund on both an absolute basis and in comparison with its peer group and its benchmark index, assembled by the Funds’ administrative services agent, U.S. Bancorp Fund Services, LLC (the “Fund Administrator”), independently from the Research Consultant.  The Independent Trustees noted that performance figures for each Fund since inception included periods when such Fund had very few assets and was in a start-up phase, and therefore gave greater weight to more recent performance.  The Independent Trustees also noted that during the course of the prior five years they had met with the Research Consultant in person to discuss various performance topics and had been satisfied with the Research Consultant’s reports.  The Board concluded that the Research Consultant’s performance overall was satisfactory under current market conditions.

In addition, the Board discussed and considered materials which had been distributed to them in advance of the Board meeting and prepared by the Research Consultant in response to the questionnaire provided by Fund counsel with respect to certain matters that counsel believed relevant to the annual continuation of the Research Consultant Agreement under Section 15 of the Investment Company Act.  These materials included, among other thing, information regarding: (a) the Research Consultant’s financial soundness; (b) (c) information on economies of scale (if any) resulting from growth of the Funds’ assets; (d) the timeliness, adequacy and quality of information supplied by the Research Consultant in response to the requests of the Trustees and the Fund Administrator; (e) regulatory issues; (f) the Research Consultant’s compliance program and chief compliance officer; and (g) other material factors affecting the Research Consultant.

After reviewing these materials, the Board assessed the overall quality of services provided to each Fund.  The Board considered the Research Consultant’s specific responsibilities in reviewing, monitoring and ongoing oversight of the sub-advisors, as well as the qualifications, experience and responsibilities of the partners of the Research Consultant The Trustees reviewed the structure of the Research Consultant’s compliance procedures and their effectiveness during the prior year.  The Trustees noted that during the course of the prior year they had met with the Research Consultant in person to discuss various performance and compliance items.  The Board concluded that the Research Consultant had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under its consulting agreement and that the nature, overall quality, and extent of the consulting services were satisfactory.

The Board then turned to a more focused review of the cost of services and the structure of the Research Consultant’s fees.  The Advisor noted that the Research Consultant’s fees are paid out of the Advisor’s fee.

The Board reviewed the personnel responsible for providing services to the Funds and concluded, based on their experience and interaction with the Research Consultant, that (a) the Research Consultant exhibited a high level of diligence and attention to detail in carrying out its responsibilities under the Portfolio Research Consultant Agreement, (b) the Research Consultant was very responsive to the requests of the Trustees and (c) the Research Consultant had consistently kept the Board apprised of developments related to the Funds and the industry in general..

The Board concluded that the nature and scope of the services provided was reasonable and appropriate in relation to the consulting fee, that the level of services provided by the Research Consultant had been maintained over the past year and that the quality of service continued to be high.

Based on the factors discussed above, the Board approved continuation of the Portfolio Research Consultant Agreement.

Underlying Funds Trust
Board Approval of certain Sub-Advisory Agreements
June 30, 2008 (Unaudited)

At its meetings in-person held on February 26, 2008 and May 20, 2008, the Board of Trustees (the “Board”) of AIP Alternative Strategies Funds (the “Trust”), including the Trustees who are not “interested persons” of the Trust, as such term is defined in the Investment Company Act of 1940, (the “Independent Trustees”), voted to renew the continuation of certain sub-advisory agreements between the Trust, on behalf of its two series, the Alpha Hedged Strategies Fund and Beta Hedged Strategies Fund (together, the “Funds”), and the following sub-advisors (the “Sub-Advisors”):  Alpha Equity Management, GAMCO Asset Management Inc., Graybeard Capital, LLC, Hovan Capital Management, LLC, JKC Advisors, LLC, NEF Advisors, LLC, Opportunity Research Group, LLC, Pacificor, LLC, Quattro Global Capital, LLC, Seagate Global Advisors, LLC, Smith Breeden Associates, Inc., Starboard Capital Partners, L.P., Sunnymeath Asset Management, Inc., Twin Capital Management, Inc., Venus Capital Management, Inc., and Zacks Investment Management, Inc.  The Board received and discussed a memorandum from the Funds’ legal counsel regarding the duties and responsibilities of the Board and the Independent Trustees under the Investment Company Act of 1940 in reviewing sub-advisory contracts.  In connection with its approval of the continuation of the Sub-Advisory Agreements, the Board considered the following factors:

o	(a) The nature, extent, and quality of the services to be provided by each Sub-Advisor;

o	(b) The investment performance of each Sub-Advisor;

o	(c) The costs of the services to be provided by each Sub-Advisor and the structure of the Sub-Advisor’s fees;

o	(d) The extent to which economies of scale would be realized as a Fund grows and whether fee levels reflect any economies of scale for the benefit of shareholders; and

o	(e) Profits to be realized by each Sub-Advisor and its affiliates from the relationship with the Funds.

The Trustees evaluated these factors based on their own direct experience with the Sub-Advisors and in consultation with their independent counsel.  None of these factors was determinative in the Board’s decision to continue the Sub-Advisory Agreements, but each was a factor in the Independent Trustees’ consideration.  Greater detail regarding the Board’s consideration of these factors is set forth below.

The Board reviewed the due diligence materials completed on behalf of each Sub-Advisor.  The Board had a discussion of the summary of the due diligence materials provided to the Trustees prior to the meeting by each Sub-Advisor.  The due diligence materials included, among other things: (a) each Sub-Advisor’s financial soundness; (b) information on economies of scale (if any) resulting from growth of the Funds’ assets; (c) the timeliness, adequacy and quality of information supplied by each Sub-Advisor in response to the requests of the Trustees and USBFS; (d) the disclosures and responses in Parts I and II of the Sub-Advisor’s Form ADV registration as filed with the SEC; (e) each Sub-Advisor’s brokerage allocation and soft dollar practices; (f) regulatory issues; (g) each Sub-Advisor’s compliance program and chief compliance officer; and (h) other material factors affecting each Sub-Advisor.

After reviewing these due diligence materials, the Board assessed the overall quality of services provided to each Fund.  The Board considered each Sub-Advisor’s specific responsibilities in all aspects of day-to-day management of the Funds, as well as the qualifications, experience and responsibilities of the portfolio managers and other key personnel at each Sub-Advisor involved in the day-to-day activities of each Fund.

Although compliance was part of the Trustees’ review above, the Trustees then discussed in greater detail, with the assistance of the Trust’s CCO, each Sub-Advisor’s handling of compliance matters.  The CCO reported to the Board on the effectiveness of each Sub-Advisor’s compliance program.  The CCO noted that each Sub-Advisor had provided certifications that: (a) it had adopted a Code of Ethics conforming to applicable regulatory requirements; and (b) it had adopted procedures reasonably necessary to prevent its access persons from violating its Code of Ethics. The Board also discussed each Sub-Advisor’s business continuity plan.  After reviewing each Sub-Advisor’s compliance policies and procedures with respect to each Fund, based on the assurances and information provided to them by the CCO, the Board concluded that each Sub-Advisor’s policies and procedures were satisfactory.

The Board then turned to a more focused review of the cost of services and the structure of each Sub-Advisor’s fees.  The Advisor noted that the Sub-Advisor’s fees are paid out of the Advisor’s fee.

At its meeting in-person held on May 20, 2008, the Board was informed that the Advisor was looking to establish a new sub-advisory arrangements with NEF Advisors, LLC (“NEF”) and JKC Advisors, LLC (“JKC”) and that representatives from NEF and JKC had provided detailed information about their respective firms and investment management processes during the special meeting of the Board of Trustees held on April 17, 2008.  The Board discussed the merits of the investment teams at both NEF JKC and the desire for its investment strategies within UFT.  The Trustees agreed to provide their approval of NEF and JKC as sub-advisors to UFT contingent upon the successful completion of an expanded due diligence review by the Trusts’ Chief Compliance Officer, Kristina Labermeier.  After an extended discussion and having received satisfactory answers to their questions, in connection with the consideration of NEF and JKC as new sub-advisors, the Board conditionally approved NEF and JKC, subject to completion of certain due diligence by the Trust, satisfactory answers to the Board’s questions regarding monthly performance returns and upon satisfactory completion of a background check.

The Board concluded that the nature and scope of the services provided was reasonable and appropriate in relation to the advisory fee, that the level of services provided by the Sub-Advisors had been maintained over the past year and that the quality of service continued to be high.

Based on the factors discussed above, the Board approved continuation of these certain Sub-Advisory Agreements.

INVESTMENT ADVISOR
Alternative Investment Partners, LLC
600 Mamaroneck Avenue, Suite 400
Harrison, NY  10528

DISTRIBUTOR
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI  53202

ADMINISTRATOR AND TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI  53202

CUSTODIAN
Custodial Trust Company
101 Carnegie Center
Princeton, NJ  08540

LEGAL COUNSEL
Blank Rome LLP
405 Lexington Avenue
New York, NY  10174

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
KPMG LLP
777 East Wisconsin Avenue, Suite 500
Milwaukee, WI  53202

TOLL FREE TELEPHONE NUMBER:
1-877-Low-Beta
(1-877-569-2382)

The Fund’s Statement of Additional Information contains
additional information about the Funds’ Trustees and is available without charge upon request by calling
1-877-569-2382

The Funds’ Proxy Voting Policies and Procedures are available without charge upon request by calling 1-877-569-2382, on the Funds’ website,
www.aipfunds.com, or on the SEC’s website, at www.sec.gov.
Information regarding how each Fund voted proxies relating to portfolio securities during the twelve months ending June 30, 2008 is available without charge upon request by calling 1-877-569-2382; or on the SEC’s website, at www.sec.gov.

This report must be accompanied or preceded by
the Funds’ current prospectus.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end investment companies.

Item 6. Schedule of Investments.

Please see the attached financial statements as of June 30, 2008.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchases.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

 Not Applicable.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no significant changes in the Registrant's internal controls over financial reporting that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to previous Form N-CSR filed September 30, 2003.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Underlying Funds Trust

By (Signature and Title)   /s/  Lee Schultheis
Lee Schultheis, President

Date   9/08/2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ Lee Schultheis
Lee Schultheis, President

Date   9/08/2008

By (Signature and Title)*   /s/ Stephen G. Bondi
Stephen G. Bondi, Treasurer

Date   9/08/2008

* Print the name and title of each signing officer under his or her signature.